As filed with the SEC on September 3, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

AEGON/TRANSAMERICA SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 – June 30, 2004

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Investment Options Semi-Annual Report Summer 2004

WRL Investment Options Semi-Annual Report

Western Reserve Life Assurance Co. of Ohio

Home Office: Columbus, Ohio

Administrative Office Address: P.O. Box 5068

Clearwater, Florida 33758-5068

Distributor: AFSG Securities Corporation

www.westernreserve.com

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on a semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. Unlike our past reports, this streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Shareholder,

On behalf of AEGON/Transamerica Series Fund, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your Financial Professional in the future.

A financial professional can help you build a comprehensive picture of your current and future financial needs. What’s more, financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

The Securities and Exchange Commission requires that a semi-annual report be sent to all shareholders. The following pages provide a comprehensive review of the investments of each fund as well as the detailed accounting data. The report also provides a discussion of the accounting policies for the funds in addition to any matters presented to the shareholders that may have required their vote.

Please contact your financial professional if you have any questions about the contents of this report.

Sincerely,

Brian C. Scott

President

AEGON/Transamerica Series Fund, Inc.

AEGON Bond

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (13.7%)
U.S. Government Strips
Zero coupon, due 05/15/2008	$1,000	$871
Zero coupon, due 02/15/2010	1,500	1,191
Zero coupon, due 02/15/2011	700	525
Zero coupon, due 05/15/2012	1,200	837
Zero coupon, due 08/15/2012	250	172
Zero coupon, due 11/15/2012	1,000	677
Zero coupon, due 05/15/2013	200	131
Zero coupon, due 11/15/2013 (a)	3,000	1,911
Zero coupon, due 02/15/2014	750	471
Zero coupon, due 02/15/2016	1,650	910
Zero coupon, due 05/15/2016	2,200	1,192
Zero coupon, due 02/15/2017	8,400	4,324
Zero coupon, due 02/15/2019	300	135
Zero coupon, due 02/15/2022	150	56
Zero coupon, due 02/15/2023	750	263
U.S. Treasury Bond
11.75%, due 11/15/2014 (a)	2,500	3,434
7.25%, due 05/15/2016 (a)	2,000	2,419
7.50%, due 11/15/2016 (a)	2,750	3,390
7.25%, due 08/15/2022	300	368
6.25%, due 08/15/2023 (a)	5,000	5,537
7.63%, due 02/15/2025 (a)	1,125	1,444
6.50%, due 11/15/2026	1,500	1,715

Total U.S. Government Obligations (cost: $30,656)		31,973

U.S. GOVERNMENT AGENCY OBLIGATIONS (52.1%)
Fannie Mae
7.00%, due 01/25/2008	1,043	1,086
8.00%, due 07/01/2009	509	543
6.50%, due 12/25/2012	1,024	1,066
5.00%, due 11/25/2015	1,500	1,498
7.00%, due 12/25/2016	1,220	1,294
9.50%, due 06/25/2018	573	624
5.00%, due 07/25/2022	178	178
5.00%, due 05/15/2023	698	701
5.50%, due 05/25/2023	500	486
6.50%, due 11/25/2025	186	185
8.00%, due 01/15/2030	2,083	2,217
7.25%, due 09/15/2030	2,000	2,093
7.25%, due 12/15/2030	1,000	1,042
7.00%, due 03/25/2031	613	644
6.50%, due 04/15/2031	2,098	2,184
7.00%, due 09/25/2031	875	920
7.00%, due 11/25/2031	602	631
6.50%, due 04/25/2032	2,185	2,281
5.75%, due 06/25/2033	750	691
5.50%, due 02/25/2034	600	603
6.50%, due 10/25/2042	358	373
6.50%, due 12/25/2042	1,275	1,330
7.50%, due 12/25/2042	613	656
Zero coupon, due 04/25/2034.	144	76

	Principal	Value

Fannie Mae–Conventional Pool
7.50%, due 01/01/2008	$417	$435
6.50%, due 04/01/2008	468	487
6.50%, due 04/01/2009	344	365
5.50%, due 06/01/2012	407	420
5.00%, due 12/01/2016	395	398
5.50%, due 03/01/2017	1,030	1,054
6.50%, due 03/01/2017	369	390
5.50%, due 09/01/2017	719	735
4.50%, due 03/01/2019	982	961
9.00%, due 10/01/2019	633	710
9.00%, due 06/01/2025	289	326
6.00%, due 12/01/2032	766	783
6.00%, due 03/01/2033	1,046	1,069
Fannie Mae–Series 2001-5
6.00%, due 03/25/2016	1,000	1,051
Fannie Mae–Series 2001-44
7.00%, due 09/25/2031	1,000	1,054
Fannie Mae–Series 2002-1
6.50%, due 02/25/2022	1,000	1,030
Fannie Mae–Series 2002-18 PC
5.50%, due 04/25/2017	1,000	1,029
Fannie Mae–Series 2002-48
6.50%, due 11/25/2032	1,000	1,042
Fannie Mae–Series 2002-59
6.50%, due 04/25/2032	1,500	1,578
Fannie Mae–Series 2002-W5
6.00%, due 07/25/2029	1,000	1,031
Fannie Mae–Series 2503
5.50%, due 11/15/2015	1,300	1,348
Fannie Mae–Series G94-13
7.00%, due 06/17/2022	870	902
Fannie Mae (c)
12.91%, due 10/25/2008	314	344
21.61%, due 02/25/2032	213	253
12.47%, due 12/25/2032	282	274
10.95%, due 07/25/2033	298	204
5.97%, due 08/25/2033	340	248
10.67%, due 09/25/2033	211	199
7.43%, due 03/25/2034	236	148
16.50%, due 04/25/2034	496	542
16.50%, due 05/25/2034	744	808
Fannie Mae Strip
Zero coupon, due 01/01/2033	312	226
Zero coupon, due 08/01/2033	187	128
Freddie Mac
6.50%, due 02/15/2008	259	264
6.88%, due 09/15/2010	500	561
5.75%, due 01/15/2012	200	211
6.00%, due 02/15/2013	1,272	1,320
6.50%, due 02/15/2013	1,517	1,528
5.50%, due 09/15/2013	883	904

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    1

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Freddie Mac (continued)
6.50%, due 10/15/2013	$142	$145
6.00%, due 12/15/2013	5,067	5,322
5.00%, due 07/15/2014	1,000	1,022
6.00%, due 08/15/2015	2,000	2,065
8.50%, due 11/15/2015	99	101
5.50%, due 02/15/2017	1,000	1,023
6.00%, due 01/15/2019	750	758
8.50%, due 09/15/2020	524	535
5.50%, due 12/15/2022	1,000	1,003
7.50%, due 02/15/2023	1,579	1,672
7.00%, due 03/15/2024	1,000	1,072
7.50%, due 09/15/2028	192	193
7.00%, due 06/15/2029	1,000	1,088
6.00%, due 11/15/2029	564	570
6.00%, due 05/15/2030	500	508
7.50%, due 08/15/2030	701	722
7.00%, due 10/15/2030	1,292	1,364
6.50%, due 08/15/2031	541	567
6.38%, due 03/15/2032	1,000	1,031
6.50%, due 03/15/2032	729	756
7.00%, due 03/15/2032	5,000	5,264
7.00%, due 04/15/2032	1,000	1,053
7.00%, due 05/15/2032	1,735	1,805
6.50%, due 06/15/2032	600	631
6.50%, due 07/15/2032	849	901
6.00%, due 11/15/2032	500	499
6.00%, due 02/15/2033	500	495
0.00%, due 03/15/2034	150	68
6.50%, due 02/25/2043	1,362	1,420
7.00%, due 02/25/2043	448	473
Freddie Mac–Gold Pool
6.50%, due 05/01/2009	425	450
6.50%, due 04/01/2016	246	260
6.50%, due 12/01/2017	740	781
Freddie Mac–Series 2357 VX
6.50%, due 12/15/2017	1,000	1,047
Freddie Mac–Series 2392
6.00%, due 12/15/2020	1,000	1,031
Freddie Mac–Series 2410
5.50%, due 02/15/2009	1,303	1,342
Freddie Mac–Series 2527
5.50%, due 10/15/2013	889	906
Freddie Mac–Series T-41
7.50%, due 07/25/2032	1,461	1,566
Freddie Mac–Series T-51
7.50%, due 08/25/2042	632	674
Freddie Mac (c)
6.60%, due 07/15/2017	3,109	258
6.90%, due 03/15/2032	917	94
10.00%, due 03/25/2032	134	148
5.90%, due 02/15/2033	3,094	299
6.45%, due 02/15/2033	1,985	216

	Principal	Value

Freddie Mac (c) (continued)
6.00%, due 03/15/2033	$3,135	$317
7.36%, due 10/15/2033	242	157
7.36%, due 11/15/2033	142	88
7.43%, due 01/15/2034	700	383
9.80%, due 02/15/2034	150	128
Ginnie Mae
5.50%, due 12/20/2013	901	921
6.50%, due 10/16/2024	1,200	1,266
9.00%, due 05/16/2027	151	165
6.50%, due 04/20/2029	699	719
7.50%, due 11/20/2029	1,057	1,144
8.50%, due 02/16/2030	722	792
8.00%, due 06/20/2030	288	305
7.50%, due 09/20/2030	781	816
6.50%, due 03/20/2031	1,000	1,039
7.00%, due 10/20/2031	477	511
6.50%, due 12/20/2031	773	797
6.50%, due 06/20/2032	1,900	1,970
6.50%, due 07/16/2032	1,000	1,022
6.50%, due 07/20/2032	849	880
6.50%, due 08/20/2032	500	514
Zero coupon, due 03/16/2033	181	147
Zero coupon, due 06/16/2033	353	175
6.50%, due 06/20/2033	850	900
Zero coupon, due 08/20/2033	77	38
Ginnie Mae–FHA/VA Pool
7.50%, due 09/15/2009	670	711
8.00%, due 01/15/2016	392	415
7.00%, due 07/15/2017	535	571
6.50%, due 03/15/2023	550	579
Ginnie Mae–Series 1999-44
8.00%, due 12/20/2029	651	687
Ginnie Mae–Series 2000-36
7.33%, due 11/20/2030	293	307
Ginnie Mae–Series 2002-2
6.50%, due 01/20/2019	500	520
Ginnie Mae–Series 2002-7
6.50%, due 01/20/2032	1,000	1,035
Ginnie Mae–Series 2002-29
6.50%, due 02/16/2013	503	505
Ginnie Mae–Series 2002-40
6.50%, due 07/20/2022	1,500	1,521
Ginnie Mae–Series 2002-67
6.00%, due 03/20/2013	4,369	4,517
Ginnie Mae–Series 2002-71
6.00%, due 12/20/2014	902	923
Ginnie Mae (c)
27.78%, due 04/20/2031	223	276
5.50%, due 01/20/2032	1,091	226
6.85%, due 04/16/2032	1,454	147
16.64%, due 04/16/2034	149	158

Total U.S. Government Agency Obligations (cost: $124,116 )		121,252

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    2

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
United Mexican States
4.63%, due 10/08/2008	$330	$325
6.38%, due 01/16/2013	75	75
7.50%, due 04/08/2033	600	581

Total Foreign Government Obligations (cost: $993)		981

MORTGAGE-BACKED SECURITIES (11.6%)
Aetna Commercial Mortgage Trust 1997-ALIC
6.71%, due 01/15/2006	1,775	1,799
American Housing Trust
9.13%, due 04/25/2021	334	334
CBM Funding Corporation
7.08%, due 11/01/2007	1,439	1,524
Citicorp Mortgage Securities, Inc.
7.50%, due 04/25/2025	140	139
Commercial Mortgage Asset Trust 1999-C1
6.59%, due 07/17/2008	2,000	2,158
Commercial Mortgage Pass-Through Certificate
6.30%, due 07/16/2034	4,000	4,217
Countrywide Alternative Loan Trust–Series 2001-6
7.00%, due 07/25/2031	450	450
Countrywide Alternative Loan Trust–Series 2002-26
6.75%, due 04/25/2032	901	901
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	240
Countrywide Home Loans, Inc.–Series L
4.00%, due 03/22/2011	225	210
GE Capital Commercial Mortgage Corporation
6.44%, due 08/11/2033	3,000	3,233
LB Commercial Conduit Mortgage Trust 1999-C1
6.41%, due 06/15/2031	1,208	1,261
MASTR Asset Securitization Trust
6.50%, due 07/25/2032	391	390
Morgan Stanley Capital I Inc. (c)
6.88%, due 11/15/2030	2,000	2,175
Norwest Intergrated Structured Assets, Inc. 2000-1
7.50%, due 03/25/2030	425	427
Prudential Securities Secured Financing Corporation
6.51%, due 07/15/2008	3,000	3,233
Residential Accredit Loans, Inc.
14.32%, due 10/25/2017 (c)	252	274
7.75%, due 12/25/2030	216	216
Residential Accredit Loans, Inc.–Series 2002-QS6
6.50%, due 05/25/2032	147	147
Residential Accredit Loans, Inc.–Series 2003-QS3 (c)
14.08%, due 02/25/2018	191	204
Residential Asset Mortgage Products, Inc.
6.29%, due 10/25/2031	277	281
Structured Asset Securities Corporation
6.85%, due 02/25/2031	114	114

	Principal	Value

Vendee Mortgage Trust
7.50%, due 02/15/2027	$1,730	$1,921
Vendee Mortgage Trust–Series 2003-1
5.75%, due 12/15/2020	641	658
Washington Mutual MSC Mortgage Pass-Through Certificate
Zero coupon, due 03/25/2033	296	194
Washington Mutual, Inc.
Zero coupon, due 11/25/2017	366	311

Total Mortgage-Backed Securities (cost: $26,197)		27,011

ASSET-BACKED SECURITIES (2.6%)
AmeriCredit Automobile Receivables Trust 2002-A
4.61%, due 01/12/2009	200	204
CIT RV Trust 1998-A
6.09%, due 02/15/2012	465	472
MBNA Credit Card Master Note Trust–Series 2003-C1 (c)
2.86%, due 06/15/2012	150	159
MBNA Master Credit Card Trust 1999-J
7.85%, due 02/15/2012	300	342
Nomura Asset Acceptance Corporation
7.00%, due 04/25/2033	97	98
6.00%, due 05/25/2033	322	331
Onyx Acceptance Auto Trust 2002-C
4.07%, due 04/15/2009	1,000	1,015
SYSTEMS 2001 Asset Trust Pass-Through Certificate, Class G–144A
6.66%, due 09/15/2013	1,438	1,551
WFS Financial Owner Trust 2002-2
4.50%, due 02/20/2010	1,750	1,787

Total Asset-Backed Securities (cost: $5,774 )		5,959

CORPORATE DEBT SECURITIES (16.4%)

Air Transportation (0.2%)
Continental Airlines, Inc.
6.90%, due 01/02/2017	380	293
Delta Air Lines, Inc.
6.42%, due 07/02/2012	250	259

Auto Repair, Services & Parking (0.0%)
PHH Corporation
7.13%, due 03/01/2013	100	109

Automotive (1.6%)
DaimlerChrysler North America Holding Corporation
7.38%, due 09/15/2006	1,000	1,074
Ford Motor Company
6.63%, due 02/15/2028	550	482
General Motors Corporation
6.85%, due 10/15/2008	2,000	2,097

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    3

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Business Credit Institutions (0.7%)
Ford Motor Credit Company
7.38%, due 10/28/2009	$1,000	$1,067
MassMutual Global Funding II–144A
3.50%, due 03/15/2010	150	142
Principal Life Global Funding–144A
2.80%, due 06/26/2008	140	134
6.25%, due 02/15/2012	250	267

Business Services (0.1%)
International Lease Finance Corporation
4.50%, due 05/01/2008	75	76
5.88%, due 05/01/2013	75	77

Chemicals & Allied Products (1.0%)
Dow Chemical Company (The)
6.13%, due 02/01/2011	260	275
DSM NV–144A
6.75%, due 05/15/2009	2,000	2,166

Commercial Banks (1.9%)
Bank of America Corporation
7.40%, due 01/15/2011	2,000	2,267
Citigroup Inc.
7.25%, due 10/01/2010	500	563
Corporacion Andina de Fomento
5.20%, due 05/21/2013	100	96
First Union National Bank
7.80%, due 08/18/2010	250	289
KeyCorp
4.70%, due 05/21/2009	100	100
Popular North America, Inc.
4.25%, due 04/01/2008	150	150
State Street Corporation
7.65%, due 06/15/2010	300	349
SunTrust Banks, Inc.
6.38%, due 04/01/2011	250	271
Wells Fargo & Company
3.13%, due 04/01/2009	260	247

Communication (1.1%)
Comcast Corporation
5.50%, due 03/15/2011	350	353
Cox Communications, Inc.
6.75%, due 03/15/2011	1,500	1,617
Liberty Media Corporation
5.70%, due 05/15/2013	25	25
Tele-Communications, Inc.
9.80%, due 02/01/2012	500	627

Computer & Office Equipment (0.1%)
International Business Machines Corporation
6.22%, due 08/01/2027	250	255

	Principal	Value

Electric Services (0.7%)
Appalachian Power Company
4.80%, due 06/15/2005	$200	$204
Constellation Energy Group, Inc.
7.00%, due 04/01/2012	250	272
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	252
DTE Energy Company
6.65%, due 04/15/2009	200	214
Duke Energy Corporation
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	199
Exelon Generation Company, LLC
6.95%, due 06/15/2011	250	274
Ohio Valley Electric Corporation–144A
5.94%, due 02/12/2006	125	131
PSEG Power LLC
7.75%, due 04/15/2011	115	130

Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	230

Gas Production & Distribution (0.1%)
KeySpan Gas East Corporation
7.88%, due 02/01/2010	100	116
Southern California Gas Company
4.80%, due 10/01/2012	100	98

General Obligation-State (0.2%)
Illinois State, Pension Funding, General Obligation Bonds
5.10%, due 06/01/2033	600	532

Holding & Other Investment Offices (0.1%)
EOP Operating Limited Partnership
6.75%, due 02/15/2012	300	322

Insurance (0.1%)
MGIC Investment Corporation
6.00%, due 03/15/2007	150	159

Life Insurance (0.6%)
ASIF Global Financing XIX–144A
4.90%, due 01/17/2013	500	488
ASIF Global Financing XX–144A
2.65%, due 01/17/2006	200	199
John Hancock Global Funding, Ltd.–144A
7.90%, due 07/02/2010	300	348
New York Life Global Funding–144A
3.88%, due 01/15/2009	200	197
Protective Life Secured Trusts (Protective Life Insurance Company)
4.00%, due 04/01/2011	250	237

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    4

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Mortgage Bankers & Brokers (0.3%)
Captiva Finance Ltd.–144A
6.86%, due 11/30/2009	$777	$777

Motion Pictures (0.5%)
Time Warner Inc.
8.18%, due 08/15/2007	400	447
9.15%, due 02/01/2023	500	618

Paper & Allied Products (0.1%)
International Paper Company
6.50%, due 11/15/2007	50	54
4.25%, due 01/15/2009	65	64
4.00%, due 04/01/2010	165	157

Personal Credit Institutions (2.5%)
American General Finance Corporation
4.50%, due 11/15/2007	170	173
5.38%, due 10/01/2012	100	100
General Electric Capital Corporation
4.25%, due 01/15/2008	700	709
4.63%, due 09/15/2009	500	505
6.13%, due 02/22/2011	500	535
5.88%, due 02/15/2012	200	210
6.00%, due 06/15/2012	750	791
General Motors Acceptance Corporation
7.25%, due 03/02/2011	1,500	1,574
Household Finance Corporation
6.40%, due 06/17/2008	100	108
6.75%, due 05/15/2011	760	831
Toyota Motor Credit Corporation
2.88%, due 08/01/2008	100	96

Railroads (0.1%)
Burlington Northern Santa Fe Corporation
7.13%, due 12/15/2010	200	223

Savings Institutions (0.1%)
Washington Mutual Bank, FA
6.88%, due 06/15/2011	250	274

Security & Commodity Brokers (2.1%)
Bear Stearns Companies Inc. (The)
3.25%, due 03/25/2009	500	473
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	125
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	1,500	1,647
Lehman Brothers Holdings Inc.
7.88%, due 08/15/2010	1,000	1,162
Morgan Stanley
4.25%, due 05/15/2010	500	491
6.75%, due 04/15/2011	400	438
6.60%, due 04/01/2012	250	269
4.75%, due 04/01/2014	145	134

	Principal	Value

Telecommunications (2.1%)
AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	$225	$247
7.88%, due 03/01/2011	100	114
BellSouth Corporation
6.00%, due 10/15/2011	250	263
BT Group PLC
8.88%, due 12/15/2030	1,000	1,234
France Telecom (d)
8.75%, due 03/01/2011	200	232
NYNEX Capital Funding Company
8.23%, due 10/15/2009	400	461
NYNEX Corporation
9.55%, due 05/01/2010	217	248
Sprint Capital Corporation
6.88%, due 11/15/2028	800	769
Verizon Communications Inc.
7.51%, due 04/01/2009	475	531
8.35%, due 12/15/2030	500	601

Total Corporate Debt Securities (cost: $36,587)		38,063

SECURITY LENDING COLLATERAL (5.5%)

Debt (4.5%)

Agency Discount Notes (0.4%)
Fannie Mae
0.96%, due 07/01/2004	304	304
Federal Home Loan Bank
0.96%, due 07/01/2004	380	380
0.99%, due 07/01/2004	152	152
0.97%, due 07/02/2004	190	190

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	76	76
Deutsche Bank AG
1.16%, due 10/12/2004	190	190

Commercial Paper (1.4%)
Compass Securitization–144A
1.25%, due 07/23/2004	266	266
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	190	190
General Electric Capital Corporation
1.20%, due 07/19/2004	190	190
1.21%, due 07/22/2004	152	152
1.22%, due 07/23/2004	152	152
1.23%, due 07/26/2004	190	190
1.22%, due 08/04/2004	379	379
Govco Incorporated–144A
1.25%, due 08/02/2004	76	76
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	152	152
1.22%, due 07/20/2004	76	76

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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AEGON Bond

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	$76	$76
Morgan Stanley
1.58%, due 10/22/2004	175	175
1.58%, due 12/10/2004	494	494
1.58%, due 03/16/2005	479	479
Sheffield Receivables–144A
1.24%, due 07/20/2004	114	114

Euro Dollar Overnight (0.2%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	190	190
Den Danske Bank
1.08%, due 07/02/2004	190	190

Euro Dollar Terms (1.1%)
Bank of America Corporation
1.08%, due 07/19/2004	76	76
Bank of Montreal
1.20%, due 07/23/2004	39	39
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	190	190
1.24%, due 07/23/2004	38	38
Bank of the West Inc.
1.28%, due 07/28/2004	76	76
Branch Banking & Trust
1.08%, due 07/14/2004	38	38
Calyon
1.16%, due 07/15/2004	722	722
1.17%, due 08/04/2004	114	114
1.34%, due 08/24/2004	266	266
Fortis Bank
1.19%, due 07/14/2004	38	38
1.29%, due 09/03/2004	76	76
HBOS PLC
1.30%, due 09/03/2004	76	76
Royal Bank of Canada
1.05%, due 07/08/2004	114	114
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	342	342

	Principal	Value

Euro Dollar Terms (continued)
Wells Fargo & Company
1.19%, due 07/14/2004	$152	$152
1.25%, due 07/23/2004	76	76
1.24%, due 07/26/2004	76	76

Master Notes (0.2%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	228	228
1.64%, due 12/15/2004	152	152

Repurchase Agreements (1.1%) (b)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $891 on 07/01/2004	891	891
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $380 on 07/01/2004	380	380
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,153 on 07/01/2004	1,153	1,153
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $342 on 07/01/2004	342	342

	Shares	Value
Investment Companies (1.0%)

Money Market Funds (1.0%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	315,057	$315
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	1,955,331	1,955

Total Security Lending Collateral (cost: $12,758)		12,758

Total Investment Securities (cost: $237,081)		$237,997

SUMMARY:
Investments, at value	102.3%	$237,997
Liabilities in excess of other assets	(2.3)%	(5,371)

Net assets	100.0%	$232,626

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $12,207.
(b)	Cash collateral for the Repurchase Agreements, valued at $2,819, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(c)	Floating or variable rate note. Rate is listed as of June 30, 2004.
(d)	Securities are stepbonds. France Telecom has a coupon rate 8.75% until 09/01/2004, thereafter the coupon rate will be 8.50%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $7,350 or 3.16% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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AEGON Bond

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 237,081) (including securities loaned of $12,207)	$237,997
Cash	5,766
Receivables:
Interest	1,736
Other	13

245,512

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	95
Service fees	1
Payable for collateral for securities on loan	12,758
Other	32

12,886

Net Assets	$232,626

Net Assets Consist of:
Capital stock, 75,000 shares authorized ($.01 par value)	$183
Additional paid-in capital	208,492
Undistributed net investment income	22,650
Undistributed net realized gain (loss) from: Investment securities	385
Net unrealized appreciation (depreciation) on: Investment securities	916

Net Assets	$232,626

Net Assets by Class:
Initial Class	$228,734
Service Class	3,892
Shares Outstanding:
Initial Class	18,054
Service Class	295
Net Asset Value and Offering Price Per Share:
Initial Class	$12.67
Service Class	13.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$7,409
Income from loaned securities–net	8

7,417

Expenses:
Management and advisory fees	553
Printing and shareholder reports	43
Custody fees	40
Administration fees	19
Legal fees	1
Auditing and accounting fees	7
Directors fees	4
Service fees:
Service Class	3

Total expenses	670

Net Investment Income (Loss)	6,747

Net Realized Gain (Loss) from:
Investment securities	(487)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(5,093)

Net Gain (Loss) on Investment Securities	(5,580)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,167

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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AEGON Bond

STATEMENTS OF CHANGES IN NET ASSETS

For the year or period ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,747	$15,903
Net realized gain (loss) from investment securities	(487)	4,563
Net unrealized appreciation (depreciation) on investment securities	(5,093)	(6,785)

	1,167	13,681

Distributions to Shareholders:
From net investment income:
Initial Class	–	(14,289)
Service Class	–	(2)

	–	(14,291)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,325	57,976
Service Class	3,212	1,453

	11,537	59,429

Dividends and distributions reinvested:
Initial Class	–	14,289
Service Class	–	2

	–	14,291

Cost of shares redeemed:
Initial Class	(45,465)	(138,710)
Service Class	(596)	(151)

	(46,061)	(138,861)

	(34,524)	(65,141)

Net increase (decrease) in net assets	(33,357)	(65,751)

Net Assets:
Beginning of period	265,983	331,734

End of period	$232,626	$265,983

Undistributed Net Investment Income	$22,650	$15,903

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	649	4,539
Service Class	240	112

	889	4,651

Shares issued–reinvested from distributions:
Initial Class	–	1,172
Service Class	–	–

	–	1,172

Shares redeemed:
Initial Class	(3,577)	(10,887)
Service Class	(45)	(12)

	(3,622)	(10,899)

Net increase (decrease) in shares outstanding:
Initial Class	(2,928)	(5,176)
Service Class	195	100

	(2,733)	(5,076)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    8

AEGON Bond

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$12.61	$0.35	$(0.29)	$0.06	$–	$–	$–	$12.67
	12/31/2003	12.68	0.62	(0.10)	0.52	(0.59)	–	(0.59)	12.61
	12/31/2002	11.96	0.64	0.54	1.18	(0.46)	–	(0.46)	12.68
	12/31/2001	11.14	0.63	0.27	0.90	(0.08)	–	(0.08)	11.96
	12/31/2000	10.61	0.67	0.48	1.15	(0.62)	–	(0.62)	11.14
	12/31/1999	11.59	0.64	(0.97)	(0.33)	(0.65)	–	(0.65)	10.61
Service Class	06/30/2004	13.16	0.35	(0.30)	0.05	–	–	–	13.21
	12/31/2003	12.97	0.40	(0.17)	0.23	(0.04)	–	(0.04)	13.16

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	0.48%	$228,734	0.54%	0.54%	5.49%	6%
	12/31/2003	4.28	264,668	0.52	0.52	4.88	27
	12/31/2002	9.97	331,734	0.53	0.53	5.21	49
	12/31/2001	8.07	255,940	0.55	0.55	5.42	53
	12/31/2000	10.89	142,027	0.53	0.53	6.06	45
	12/31/1999	(2.94)	153,885	0.53	0.53	5.67	26
Service Class	06/30/2004	0.38	3,892	0.79	0.79	5.27	6
	12/31/2003	1.78	1,315	0.80	0.80	4.57	27

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – October 2, 1986

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    9

AEGON Bond

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. AEGON Bond (“the Fund”), part of ATSF, began operations on October 2, 1986.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio. Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $4 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    10

AEGON Bond

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.45% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.70% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and services fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various affiliated service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $19, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$5,389
U.S. Government	10,111
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	18,650
U.S. Government	26,528

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    11

AEGON Bond

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$237,081

Unrealized Appreciation	$5,213
Unrealized (Depreciation)	(4,297)

Net Unrealized Appreciation (Depreciation)	$916

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

AEGON Bond    12

American Century International

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS (0.7%)

Switzerland (0.7%)
Compagnie Financiere Richemont AG–Units	80,260	$2,095

Total Convertible Preferred Stocks (cost: $1,952)		2,095

PREFERRED STOCKS (0.6%)

Australia (0.0%)
News Corporation Limited (The)–ADR	731	24

Germany (0.6%)
Porsche AG	2,740	1,843

Total Preferred Stocks (cost: $1,361)		1,867

COMMON STOCKS (95.7%)

Australia (2.5%)
BHP Billiton Limited	302,400	2,638
Commonwealth Bank of Australia	85,750	1,945
QBE Insurance Group Limited	312,570	2,785

Austria (1.4%)
Erste Bank der oesterreichischen Sparkassen AG	26,124	4,105

Bermuda (2.6%)
Accenture Ltd–Class A (a)	51,640	1,419
Esprit Holdings Limited	378,000	1,691
Li & Fung Limited	784,000	1,146
Tyco International Ltd. (b)	105,810	3,507

Brazil (0.3%)
Tele Norte Leste Participacoes SA–ADR (b)	66,584	848

Canada (0.5%)
Shoppers Drug Mart Corporation (a)	59,752	1,479

China (0.6%)
Huaneng Power International, Inc.	1,858,000	1,656

France (11.9%)
Accor SA	19,617	828
AXA	175,992	3,878
Credit Agricole SA	136,726	3,329
Essilor International SA	23,800	1,554
Lafarge SA	22,040	1,967
LVMH Moet Hennessy Louis Vuitton SA	30,523	2,209
Pernod Ricard	18,560	2,375
Schneider Electric SA	38,940	2,659
Societe Generale–Class A	35,144	2,988
Total Fina Elf SA	35,180	6,711
Vinci SA	21,410	2,158
Vivendi Universal SA (a)	163,760	4,545

Germany (4.9%)
Continental AG	51,170	2,469
Fresenius Medical Care AG	11,090	822
METRO AG	42,160	2,002
PUMA AG Rudolf Dassler Sport	13,275	3,375
SAP AG	23,268	3,880
Siemens AG–Registered Shares	24,428	1,759

	Shares	Value

Greece (1.1%)
Alpha Bank SA	73,276	$1,864
Greek Organization of Football Prognostics	69,730	1,317

Guernsey (0.5%)
Amdocs Limited (a)	61,350	1,437

Ireland (0.8%)
Anglo Irish Bank Corporation PLC	148,233	2,317

Israel (1.1%)
Teva Pharmaceutical Industries Ltd.–ADR (b)	48,317	3,251

Italy (0.6%)
Saipem SpA	50,014	456
Terna SpA (a)	586,972	1,276

Japan (20.7%)
AIFUL Corporation	20,400	2,131
Bank of Yokohama, Ltd. (The)	263,000	1,645
Canon Inc.	76,050	4,010
CASIO Computer Co., Ltd.	100,000	1,515
Chugai Pharmaceutical Co., Ltd.	132,996	2,088
Fast Retailing Co., Ltd.	32,000	2,591
Hoya Corporation	41,103	4,303
Ito-Yokado Co., Ltd.	67,000	2,869
Marui Co., Ltd.	212,500	2,864
Matsushita Electric Industrial Co., Ltd.	308,000	4,374
Mitsubishi Tokyo Financial Group, Inc.	280	2,593
Mitsui & Co., Ltd.	355,000	2,659
Nippon Broadcasting System, Incorporated	27,000	1,364
Omron Corporation	95,000	2,226
ORIX Corporation	20,400	2,338
Sharp Corporation	233,000	3,724
Sumitomo Mitsui Financial Group, Inc. (b)	780	5,350
Toppan Printing Co., Ltd.	227,000	2,571
Toray Industries, Inc.	520,000	2,451
TOTO LTD.	17,000	179
Toyota Motor Corporation	76,500	3,100
Yahoo Japan Corporation (a)	105	1,021
Yamaha Motor Co., Ltd.	90,000	1,402
Yamato Transport Co., Ltd.	99,000	1,617

Mexico (0.8%)
America Movil, SA de CV–Series L–ADR	64,795	2,357

Netherlands (1.3%)
ING Groep NV	92,016	2,173
Royal Numico NV–CVA (a)	49,610	1,595

Norway (1.4%)
Norsk Hydro ASA (b)	39,970	2,598
Telenor ASA	222,750	1,549

Russia (1.7%)
Mobile TeleSystems OJSC–ADR	27,845	3,397
Vimpel-Communications–ADR (a)	16,940	1,634

South Africa (0.5%)
MTN Group Limited	321,200	1,473

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    1

American Century International

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

South Korea (3.0%)
Hana Bank	73,060	$1,543
Hyundai Motor Company Limited	43,590	1,678
Samsung Electronics Co., Ltd.	13,923	5,750

Spain (5.2%)
Acesa Infraestructuras, SA	93,250	1,626
ACS, Actividades de Construccion y Servicios SA	93,269	1,572
Gamesa Corporacion Tecnologica, SA	132,710	1,956
Grupo Ferrovial, SA (b)	51,730	2,155
Repsol-YPF, SA	173,090	3,793
Telefonica SA	289,480	4,280

Sweden (2.8%)
Telefonaktiebolaget LM Ericsson–Class B (a)	1,518,160	4,477
Volvo AB–B Shares (b)	108,920	3,792

Switzerland (7.8%)
ABB Ltd. (a)	365,521	1,999
Alcon, Inc.	17,890	1,407
Credit Suisse Group (a)	39,643	1,408
Nestle SA–Registered Shares	10,900	2,907
Novartis AG	115,350	5,088
Roche Holding AG–Genusschein	65,204	6,455
UBS AG–Registered Shares	53,864	3,795

United Kingdom (15.1%)
AstraZeneca PLC	59,766	2,682
BP PLC	430,312	3,802
British Sky Broadcasting Group PLC	20,896	236
BT Group PLC	128,331	462
Cadbury Schweppes PLC	268,770	2,320
Diageo PLC	159,050	2,145
Enterprise Inns PLC	185,650	1,937
Man Group PLC	123,791	3,207
mmO2 PLC (a)	802,668	1,351
Next PLC	92,090	2,377
Pearson PLC	231,070	2,809
Rank Group PLC (The)	34,289	187
Reckitt Benckiser PLC	189,566	5,368
Royal Bank of Scotland Group PLC (The)	48,798	1,406
Smith & Nephew PLC	581,885	6,265
Tesco PLC	937,740	4,529
United Business Media PLC	178,060	1,638
Vodafone Group PLC	111,225	244
Wolseley PLC	91,160	1,414

United States (6.6%)
Coach, Inc. (a)	58,700	2,653
DIRECTV Group, Inc (The) (a)	6,542	112
EMC Corporation (a)	9,000	103
iShares MSCI EAFE Index Fund (b)	90,000	12,874
Oracle Corporation (a)	51,630	616
Synthes, Inc.	17,310	1,973
Texas Instruments Incorporated	26,378	638
Washington Post Company (The)–Class B	536	498

Total Common Stocks (cost: $253,141)		281,933

	Principal	Value

SECURITY LENDING COLLATERAL (10.6%)

Debt (8.7%)

Agency Discount Notes (0.9%)
Fannie Mae
0.96%, due 07/01/2004	$743	$743
Federal Home Loan Bank
0.96%, due 07/01/2004	929	929
0.99%, due 07/01/2004	371	371
0.97%, due 07/02/2004	464	464

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	186	186
Deutsche Bank AG
1.16%, due 10/12/2004	464	464

Commercial Paper (2.6%)
Compass Securitization–144A
1.25%, due 07/23/2004	649	649
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	464	464
General Electric Capital Corporation
1.20%, due 07/19/2004	463	463
1.21%, due 07/22/2004	372	372
1.22%, due 07/23/2004	372	372
1.23%, due 07/26/2004	464	464
1.22%, due 08/04/2004	927	927
Govco Incorporated–144A
1.25%, due 08/02/2004	186	186
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	371	371
1.22%, due 07/20/2004	185	185
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	186	186
Morgan Stanley
1.58%, due 10/22/2004	427	427
1.58%, due 12/10/2004	1,208	1,208
1.58%, due 03/16/2005	1,170	1,170
Sheffield Receivables–144A
1.24%, due 07/20/2004	279	279

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	464	464
Den Danske Bank
1.08%, due 07/02/2004	464	464

Euro Dollar Terms (2.1%)
Bank of America Corporation
1.08%, due 07/19/2004	186	186
Bank of Montreal
1.20%, due 07/23/2004	94	94
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	464	464
1.24%, due 07/23/2004	93	93

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    2

American Century International

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$186	$186
Branch Banking &Trust
1.08%, due 07/14/2004	93	93
Calyon
1.16%, due 07/15/2004	1,765	1,765
1.17%, due 08/04/2004	279	279
1.34%, due 08/24/2004	650	650
Fortis Bank
1.19%, due 07/14/2004	93	93
1.29%, due 09/03/2004	186	186
HBOS PLC
1.30%, due 09/03/2004	186	186
Royal Bank of Canada
1.05%, due 07/08/2004	279	279
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	836	836
Wells Fargo & Company
1.19%, due 07/14/2004	372	372
1.25%, due 07/23/2004	186	186
1.24%, due 07/26/2004	186	186

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	557	557
1.64%, due 12/15/2004	372	372

Repurchase Agreements (2.3%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,174 on 07/01/2004	2,174	2,174
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $929 on 07/01/2004	929	929

	Principal	Value

Repurchase Agreements (continued)
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,814 on 07/01/2004	$2,814	$2,814
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $836 on 07/01/2004	836	836

	Shares	Value
Investment Companies (1.9%)

Money Market Funds (1.9%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	769,744	$770
Merrimac Cash Fund–Premium Class 1-day yield of 1.11%	4,777,243	4,777

Total Security Lending Collateral (cost: $31,171)		31,171

Total Investment Securities (cost: $287,625)		$317,066

SUMMARY:
Investments, at value	107.6%	$317,066
Liabilities in excess of other assets	(7.6)%	(22,483)

Net assets	100.0%	$294,583

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	600	07/01/2004	$731	$(1)
Euro Dollar	(1,495)	07/02/2004	(1,808)	(11)
Euro Dollar	(1,193)	07/06/2004	(1,442)	(11)
British Pound	(566)	07/06/2004	(1,024)	(3)
Japanese Yen	72,120	07/01/2004	668	(6)
Japanese Yen	(6,335)	07/01/2004	(58)	—
Japanese Yen	369,665	07/02/2004	3,413	(24)
Swedish Krona	540	07/01/2004	72	—
Swiss Franc	(689)	07/02/2004	(548)	(2)
Swiss Franc	(1,622)	07/06/2004	(1,286)	(9)

Total Forward Foreign Currency Contracts			$(1,282)	$(67)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    3

American Century International

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	11.5%	34,288
Telecommunications	7.5%	22,074
Pharmaceuticals	7.2%	21,158
Electronic & Other Electric Equipment	6.1%	18,074
Automotive	4.8%	14,284
Oil & Gas Extraction	4.6%	13,557
Finance	4.4%	12,873
Medical Instruments & Supplies	3.3%	9,791
Construction	2.7%	7,852
Instruments & Related Products	2.6%	7,667
Printing & Publishing	2.6%	7,516
Computer & Data Processing Services	2.4%	6,954
Life Insurance	2.1%	6,051
Computer & Office Equipment	1.9%	5,628
Chemicals & Allied Products	1.8%	5,368
Food & Kindred Products	1.8%	5,282
Apparel & Accessory Stores	1.7%	4,968
Department Stores	1.7%	4,866
Wholesale Trade Durable Goods	1.6%	4,754
Motion Pictures	1.6%	4,569
Food Stores	1.5%	4,529
Beverages	1.5%	4,465
Electronic Components & Accessories	1.4%	4,145
Petroleum Refining	1.3%	3,802
Business Services	1.3%	3,757
Manufacturing Industries	1.1%	3,375
Transportation & Public Utilities	1.1%	3,243

	Percentage of Net Assets	Value
Holding & Other Investment Offices	1.1%	3,207
Electric Services	1.0%	2,932
Retail Trade	1.0%	2,869
Insurance	0.9%	2,785
Machinery, Equipment & Supplies	0.9%	2,659
Leather & Leather Products	0.9%	2,653
Metal Mining	0.9%	2,638
Textile Mill Products	0.8%	2,451
Beer, Wine & Distilled Beverages	0.7%	2,209
Personal Credit Institutions	0.7%	2,131
Restaurants	0.7%	1,937
Industrial Machinery & Equipment	0.6%	1,759
Apparel Products	0.6%	1,691
Radio & Television Broadcasting	0.5%	1,600
Amusement & Recreation Services	0.5%	1,504
Drug Stores & Proprietary Stores	0.5%	1,479
Lumber & Constuction Materials	0.5%	1,414
Transportation Equipment	0.4%	1,146
Hotels & Other Lodging Places	0.3%	828
Health Services	0.3%	822
Fabricated Metal Products	0.1%	179
Communication	0.0%	112

Investments, at market value	97.0%	285,895
Short-term investments	10.6%	31,171
Other assets in excess of liabilities	(7.6)%	(22,483)

Net assets	100.0%	$294,583

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $30,077.
(c)	Cash collateral for the Repurchase Agreements, valued at $6,889, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $2,320 or 0.79% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    4

American Century International

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 287,625) (including securities loaned of $30,077)	$317,066
Cash	7,889
Foreign cash (cost: $ 86)	85
Receivables:
Investment securities sold	6,227
Interest	2
Dividends	459
Dividend reclaims receivable	79
Other	28

331,835

Liabilities:
Investment securities purchased	5,720
Accounts payable and accrued liabilities:
Management and advisory fees	246
Payable for collateral for securities on loan	31,171
Unrealized depreciation on forward foreign currency contracts	67
Other	48

37,252

Net Assets	$294,583

Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$382
Additional paid-in capital	261,922
Undistributed net investment income	1,473
Undistributed net realized gain (loss) from:
Investment securities	2,547
Foreign currency transactions	(1,134)
Net unrealized appreciation (depreciation) on:
Investment securities	29,441
Translation of assets and liabilities denominated in foreign currencies	(48)

Net Assets	$294,583

Net Assets by Class:
Initial Class	$293,274
Service Class	1,309
Shares Outstanding:
Initial Class	38,011
Service Class	170
Net Asset Value and Offering Price Per Share:
Initial Class	$7.72
Service Class	7.70

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$8
Dividends	3,770
Income from loaned securities–net	126
Less withholding taxes on foreign dividends	(379)

3,525

Expenses:
Management and advisory fees	1,395
Printing and shareholder reports	35
Custody fees	152
Administration fees	23
Legal fees	1
Auditing and accounting fees	7
Directors fees	4
Service fees:
Service Class	1

Total expenses	1,618

Net Investment Income (Loss)	1,907

Net Realized Gain (Loss) from:
Investment securities	27,709
Foreign currency transactions	(1,134)

26,575

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(20,863)
Translation of assets and liabilities denominated in foreign currencies	(45)

(20,908)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	5,667

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,574

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    5

American Century International

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,907	$1,306
Net realized gain (loss) from investment securities and foreign currency transactions	26,575	8,382
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(20,908)	56,524

	7,574	66,212

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,989	235,106
Service Class	2,715	18,972

	27,704	254,078

Proceeds from fund acquisition:
Initial Class	–	98,992
Service Class	–	–

	–	98,992

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(42,769)	(204,161)
Service Class	(2,103)	(18,705)

	(44,872)	(222,866)

	(17,168)	130,204

Net increase (decrease) in net assets	(9,594)	196,416

Net Assets:
Beginning of period	304,177	107,761

End of period	$294,583	$304,177

Undistributed Net Investment Income (Loss)	$1,473	$(434)

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	3,221	38,024
Service Class	349	2,831

	3,570	40,855

Shares issued–proceeds from fund acquisition:
Initial Class	–	16,750
Service Class	–	–

	–	16,750

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(5,571)	(32,336)
Service Class	(265)	(2,745)

	(5,836)	(35,081)

Net increase (decrease) in shares outstanding:
Initial Class	(2,350)	22,438
Service Class	84	86

	(2,266)	22,524

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    6

American Century International

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$7.53	$0.05	$0.14	$0.19	$–	$–	$–	$7.72
	12/31/2003	6.01	0.04	1.48	1.52	–	–	–	7.53
	12/31/2002	7.65	0.01	(1.63)	(1.62)	(0.02)	–	(0.02)	6.01
	12/31/2001	10.34	0.07	(2.45)	(2.38)	(0.28)	(0.03)	(0.31)	7.65
	12/31/2000	14.28	0.04	(2.15)	(2.11)	(0.19)	(1.64)	(1.83)	10.34
	12/31/1999	12.07	0.04	2.90	2.94	(0.05)	(0.68)	(0.73)	14.28
Service Class	06/30/2004	7.52	0.05	0.13	0.18	–	–	–	7.70
	12/31/2003	5.91	(0.02)	1.63	1.61	–	–	–	7.52

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)		Total (e)
Initial Class	06/30/2004	2.52%	$293,274	1.07%		1.07%		1.26%	77%
	12/31/2003	25.29	303,527	1.14	(h)	1.14	(h)	0.58	219
	12/31/2002	(21.18)	107,761	1.49		1.78		0.23	261
	12/31/2001	(23.44)	29,985	1.20		1.63		0.78	154
	12/31/2000	(14.99)	36,651	1.30		1.66		0.29	112
	12/31/1999	24.95	33,579	1.50		1.84		0.31	100
Service Class	06/30/2004	2.39	1,309	1.32		1.32		1.35	77
	12/31/2003	27.24	650	1.39		1.39		(0.51)	219

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – January 2, 1997

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003 the Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any (see note 2). For the year ended December 31, 2002, ratio of net expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, ratio of net expenses to average net assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

(h)	The impact of recaptured expenses on the Ratio of Expenses to Average Net Assets was 0.14% for the period ended December 31, 2003.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    7

American Century International

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century International (“the Fund”), part of ATSF, began operations on January 2, 1997.

On May 1, 2003, the Fund acquired all the net assets of Gabelli Global Growth pursuant to a plan of reorganization approved by shareholders of Gabelli Global Growth on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 16,750 shares of the Fund for the 14,424 shares of Gabelli Global Growth outstanding on April 30, 2003. Gabelli Global Growth’s net assets at that date ($98,992), including $(6,335) of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $247,331.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    8

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $54 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex- dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    9

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”)

is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of

Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$17,130	6%
Asset Allocation–Moderate Growth Portfolio	35,444	12%
Asset Allocation–Moderate Portfolio	23,739	8%
Select + Aggressive	96	0%
Select + Growth & Income	671	0%

Total	$77,080	26%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.00% of the first $50 million of ANA

0.95% of the next $100 million of ANA

0.90% of the next $350 million of ANA

0.85% of the next $500 million of ANA

0.80% of ANA over $1 billion

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $23 for Administration fees for the period ended June 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2004, were $49.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $11. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$230,662
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	253,849
U.S. Government	—

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    10

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$16,819	December 31, 2009
7,950	December 31, 2010

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003 of $434 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$287,900

Unrealized Appreciation	$32,305
Unrealized (Depreciation)	(3,139)

Net Unrealized Appreciation (Depreciation)	$29,166

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century International    11

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (95.4%)

Aerospace (1.0%)
Boeing Company (The)	12,200	$623

Amusement & Recreation Services (0.6%)
Harrah’s Entertainment, Inc.	7,100	384

Apparel & Accessory Stores (0.5%)
Limited, Inc. (The)	18,500	346

Apparel Products (1.2%)
Liz Claiborne, Inc.	10,400	374
V.F. Corporation	7,600	370

Automotive (2.1%)
General Motors Corporation (b)	11,200	522
Honeywell International Inc.	17,500	641
Toyota Motor Corporation–ADR (b)	2,600	212

Beverages (1.2%)
Coors (Adolph) Company (b)	4,900	354
Pepsi Bottling Group, Inc. (The)	12,800	391

Chemicals & Allied Products (1.1%)
PPG Industries, Inc.	11,600	725

Commercial Banks (16.5%)
Bank of America Corporation	23,900	2,022
Bank One Corporation	19,100	974
Citigroup Inc.	60,100	2,795
KeyCorp	16,100	481
National City Corporation	19,600	686
PNC Financial Services Group, Inc. (The)	12,300	653
U.S. Bancorp	30,800	850
Wachovia Corporation	18,200	810
Wells Fargo & Company	23,100	1,322

Computer & Data Processing Services (4.1%)
Computer Associates International, Inc.	20,700	581
Computer Sciences Corporation (a)	12,100	562
Electronic Data Systems Corporation (b)	18,800	360
Fiserv, Inc. (a)	9,600	373
Microsoft Corporation	25,900	740

Computer & Office Equipment (2.8%)
Hewlett-Packard Company	57,100	1,205
International Business Machines Corporation	6,600	582

Department Stores (1.5%)
May Department Stores Company (The) (b)	22,900	630
Sears, Roebuck and Co. (b)	8,800	332

Drug Stores & Proprietary Stores (0.7%)
CVS Corporation	10,200	429

Electric Services (1.1%)
PPL Corporation	15,300	702

Electric, Gas & Sanitary Services (1.9%)
Exelon Corporation	25,300	842
NiSource Inc.	18,200	375

	Shares	Value

Electronic & Other Electric Equipment (1.4%)
General Electric Company	21,600	$700
Whirlpool Corp. (b)	2,900	199

Electronic Components & Accessories (1.0%)
Tyco International Ltd. (b)	19,100	633

Environmental Services (0.6%)
Waste Management, Inc.	11,900	365

Fabricated Metal Products (0.6%)
Parker-Hannifin Corporation	7,000	416

Finance (2.9%)
Standard & Poor’s 500 Depositary Receipt (b)	16,600	1,901

Food & Kindred Products (3.5%)
Altria Group, Inc.	17,800	891
Heinz (H.J.) Company	13,900	545
Sara Lee Corporation	17,700	407
Unilever NV–NY Shares	6,100	418

Food Stores (0.6%)
Kroger Co. (The) (a)	22,900	417

Health Services (0.7%)
HCA Inc.	10,600	441

Industrial Machinery & Equipment (2.3%)
Black & Decker Corporation (The) (b)	7,400	460
Dover Corporation	9,300	392
Ingersoll-Rand Company–Class A	8,800	601

Instruments & Related Products (0.8%)
Raytheon Company	9,100	326
Snap-on Incorporated	5,300	178

Insurance (4.8%)
Allstate Corporation (The)	18,600	866
American International Group, Inc.	9,400	670
CIGNA Corporation	5,800	399
Loews Corporation	11,900	714
MGIC Investment Corporation (b)	5,800	440

Insurance Agents, Brokers & Service (1.9%)
Hartford Financial Services Group, Inc. (The)	10,400	715
Marsh & McLennan Companies, Inc. (b)	11,400	517

Life Insurance (0.8%)
Torchmark Corporation	9,500	511

Lumber & Wood Products (1.1%)
Weyerhaeuser Company	11,100	701

Medical Instruments & Supplies (1.2%)
Baxter International Inc.	15,800	545
Becton, Dickinson and Company	4,900	254

Motion Pictures (1.4%)
Blockbuster Inc.–Class A (b)	15,600	237
Time Warner Inc. (a)	39,000	686

Oil & Gas Extraction (1.3%)
ConocoPhillips	10,900	832

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    1

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Paper & Allied Products (0.8%)
Kimberly-Clark Corporation	8,200	$540

Petroleum Refining (8.1%)
ChevronTexaco Corporation	10,500	988
Exxon Mobil Corporation	58,600	2,602
Royal Dutch Petroleum Company–NY Registered Shares	32,200	1,664

Pharmaceuticals (4.5%)
Abbott Laboratories	18,500	754
AmerisourceBergen Corporation	6,100	365
Bristol-Myers Squibb Co.	21,200	519
Johnson & Johnson	12,000	668
Merck & Co., Inc.	12,800	608

Primary Metal Industries (1.6%)
Alcoa Inc.	16,000	528
Nucor Corporation	6,500	499

Printing & Publishing (1.7%)
Donnelley (R.R.) & Sons Company	12,700	419
Gannett Co., Inc.	7,700	653

Restaurants (1.2%)
McDonald’s Corporation	31,000	806

Rubber & Misc. Plastic Products (0.8%)
Newell Financial Trust I (b)	14,600	343
Reebok International Ltd. (b)	5,100	183

Savings Institutions (1.3%)
Washington Mutual, Inc.	21,400	827

Security & Commodity Brokers (2.6%)
Merrill Lynch & Co., Inc.	15,300	826
Morgan Stanley	16,300	861

Telecommunications (5.7%)
ALLTEL Corporation	10,000	506
AT&T Corp. (b)	20,100	294
BellSouth Corporation	25,800	676
SBC Communications Inc.	35,500	861
Sprint Corporation (FON Group)	31,100	547
Verizon Communications, Inc.	12,100	438
Vodafone Group PLC–ADR	17,300	382

U.S. Government Agencies (3.9%)
Freddie Mac	40,100	2,538

Total Common Stocks (cost: $ 58,574 )		61,520

	Principal	Value
SECURITY LENDING COLLATERAL (10.4%)

Debt (8.6%)

Agency Discount Notes (0.8%)
Fannie Mae
0.96%, due 07/01/2004	$159	$159

	Principal	Value

Agency Discount Notes (continued)
Federal Home Loan Bank
0.96%, due 07/01/2004	$200	$200
0.99%, due 07/01/2004	80	80
0.97%, due 07/02/2004	100	100

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	40	40
Deutsche Bank AG
1.16%, due 10/12/2004	100	100

Commercial Paper (2.7%)
Compass Securitization–144A
1.25%, due 07/23/2004	139	139
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	100	100
General Electric Capital Corporation
1.20%, due 07/19/2004	100	100
1.21%, due 07/22/2004	80	80
1.22%, due 07/23/2004	80	80
1.23%, due 07/26/2004	100	100
1.22%, due 08/04/2004	199	199
Govco Incorporated–144A
1.25%, due 08/02/2004	40	40
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	80	80
1.22%, due 07/20/2004	40	40
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	40	40
Morgan Stanley
1.58%, due 10/22/2004	92	92
1.58%, due 12/10/2004	259	259
1.58%, due 03/16/2005	251	251
Sheffield Receivables–144A
1.24%, due 07/20/2004	60	60

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	99	99
Den Danske Bank
1.08%, due 07/02/2004	100	100

Euro Dollar Terms (2.0%)
Bank of America Corporation
1.08%, due 07/19/2004	40	40
Bank of Montreal
1.20%, due 07/23/2004	20	20
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	99	99
1.24%, due 07/23/2004	20	20
Bank of the West Inc.
1.28%, due 07/28/2004	40	40
Branch Banking & Trust
1.08%, due 07/14/2004	20	20

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    2

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Calyon
1.16%, due 07/15/2004	$379	$379
1.17%, due 08/04/2004	60	60
1.34%, due 08/24/2004	139	139
Fortis Bank
1.19%, due 07/14/2004	20	20
1.29%, due 09/03/2004	40	40
HBOS PLC
1.30%, due 09/03/2004	40	40
Royal Bank of Canada
1.05%, due 07/08/2004	60	60
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	180	180
Wells Fargo & Company
1.19%, due 07/14/2004	80	80
1.25%, due 07/23/2004	40	40
1.24%, due 07/26/2004	40	40

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	119	119
1.64%, due 12/15/2004	80	80

	Principal	Value

Repurchase Agreements (2.3%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $467 on 07/01/2004	$467	$467
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $200 on 07/01/2004	200	200
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $605 on 07/01/2004	605	605
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $180 on 07/01/2004	180	180

	Shares	Value

Investment Companies (1.8%)

Money Market Funds (1.8%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	165,382	$165
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	1,026,405	1,026

Total Security Lending Collateral (cost: $6,697)		6,697

Total Investment Securities (cost: $65,271)		$68,217

SUMMARY:
Investments, at value	105.8%	$68,217
Liabilities in excess of other assets	(5.8)%	(3,725)

Net assets	100.0%	$64,492

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $ 6,496.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 1,480, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $499 or 0.77% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    3

American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 65,271) (including securities loaned of $6,496)	$68,217
Cash	2,974
Receivables:
Interest	1
Dividends	106
Other	4

71,302

Liabilities:
Investment securities purchased	53
Accounts payable and accrued liabilities:
Management and advisory fees	50
Payable for collateral for securities on loan	6,697
Other	10

6,810

Net Assets	64,492

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$63
Additional paid-in capital	54,192
Undistributed net investment income	1,019
Undistributed net realized gain (loss) from: Investment securities	6,272
Net unrealized appreciation (depreciation) on: Investment securities	2,946

Net Assets	$64,492

Net Assets by Class:
Initial Class	$63,784
Service Class	708
Shares Outstanding:
Initial Class	6,273
Service Class	70
Net Asset Value and Offering Price Per Share:
Initial Class	$10.17
Service Class	10.16

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$1
Dividends	663
Income from loaned securities–net	5
Less withholding taxes on foreign dividends	(2)

667

Expenses:
Management and advisory fees	273
Custody fees	17
Administration fees	5
Auditing and accounting fees	6
Directors fees	1
Service fees:
Service Class	1

Total expenses	303

Net Investment Income (Loss)	364

Net Realized Gain (Loss) from:
Investment securities	7,747
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(5,957)

Net Gain (Loss) on Investment Securities	1,790

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,154

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value     4

American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$364	$655
Net realized gain (loss) from investment securities	7,747	838
Net unrealized appreciation (depreciation) on investment securities	(5,957)	11,149

	2,154	12,642

Distributions to Shareholders:
From net investment income:
Initial Class	–	(146)
Service Class	–	–

	–	(146)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,143	17,204
Service Class	588	138

	7,731	17,342

Dividends and distributions reinvested:
Initial Class	–	146
Service Class	–	–

	–	146

Cost of shares redeemed:
Initial Class	(5,480)	(4,752)
Service Class	(40)	(3)

	(5,520)	(4,755)

	2,211	12,733

Net increase (decrease) in net assets	4,365	25,229

Net Assets:
Beginning of period	60,127	34,898

End of period	$64,492	$60,127

Undistributed Net Investment Income	$1,019	$655

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	712	2,122
Service Class	59	15

	771	2,137

Shares issued–reinvested from distributions:
Initial Class	–	17
Service Class	–	–

	–	17

Shares redeemed:
Initial Class	(553)	(593)
Service Class	(4)	–

	(557)	(593)

Net increase (decrease) in shares outstanding:
Initial Class	159	1,546
Service Class	55	15

	214	1,561

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    5

American Century Large Company Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$9.81	$0.06	$0.30	$0.36	$–	$–	$–	$10.17
	12/31/2003	7.64	0.12	2.08	2.20	(0.03)	–	(0.03)	9.81
	12/31/2002	9.48	0.06	(1.90)	(1.84)	–	–	–	7.64
	12/31/2001	10.00	0.03	(0.55)	(0.52)	–	–	–	9.48
Service Class	06/30/2004	9.82	0.05	0.29	0.34	–	–	–	10.16
	12/31/2003	7.90	0.08	1.85	1.93	(0.01)	–	(0.01)	9.82

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.67%	$63,784	1.00%	1.00%	1.20%	95%
	12/31/2003	28.79	59,978	1.08	1.08	1.41	62
	12/31/2002	(19.38)	34,898	1.40	1.54	0.76	94
	12/31/2001	(5.20)	6,785	1.40	5.95	0.50	47
Service Class	06/30/2004	3.46	708	1.25	1.25	1.00	95
	12/31/2003	24.40	149	1.31	1.31	1.39	62

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2001

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    6

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century Large Company Value (“the Fund”), part of ATSF, began operations on May 1, 2001.

On May 3, 2004, the Fund changed its name from American Century Income & Growth to American Century Large Company Value.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    7

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.90% of the first $100 million of ANA

0.85% of the next $150 million of ANA

0.80% of ANA over $250 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $5 for Administration fees for the period ended June 30, 2004.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    8

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $2. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$55,329
U.S. Government	2,414
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	57,330
U.S. Government	659
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$771	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$65,583

Unrealized Appreciation	$3,439
Unrealized (Depreciation)	(805)

Net Unrealized Appreciation (Depreciation)	$2,634

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

American Century Large Company Value    9

Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

INVESTMENT COMPANIES (100.0%) (b)

Aggressive Equity (11.2%)
Munder Net50 (a)	208,226	$1,907
T. Rowe Price Small Cap (a)	1,671,959	19,813
Third Avenue Value	1,183,267	21,630
Transamerica Growth Opportunities (a)	1,120,731	15,175
Transamerica Small/Mid Cap Value (a)	87,380	1,312

Capital Preservation (10.5%)
Transamerica Money Market	56,229,502	56,230

Fixed-Income (52.6%)
MFS High Yield	10,961,060	113,118
PIMCO Total Return	6,259,741	68,982
Transamerica Convertible Securities	8,318,592	99,158

Growth Equity (21.9%)
Great Companies–TechnologySM (a)	2,476,299	10,376
J.P. Morgan Mid Cap Value	99,255	1,309
Janus Growth (a)	296,011	9,561
Marsico Growth (a)	911,737	7,823

	Shares	Value

Growth Equity (continued)
Mercury Large Cap Value	904,578	$14,292
Salomon All Cap	1,142,017	15,726
T. Rowe Price Equity Income	2,230,667	44,190
Transamerica Equity (a)	720,149	13,625

Specialty–Real Estate (0.1%)
Clarion Real Estate Securities	37,899	606

World Equity (3.7%)
Capital Guardian Global	1,564,258	18,599
Van Kampen Active International Allocation	105,510	1,081

Total Investment Companies (cost: $456,865)		$534,513

SUMMARY:
Investments, at value	100.0%	$534,513
Liabilities in excess of other assets	0.0%	(34)

Net assets	100.0%	$534,479

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Conservative Portfolio     1

Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $ 456,865)	$534,513
Receivables:
Dividends	37

534,550

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	48
Service fees	9
Other	14

71

Net Assets	$534,479

Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$466
Additional paid-in capital	437,898
Undistributed net investment income	1,407
Undistributed net realized gain (loss) from: Investment in affiliated investment companies	17,060
Net unrealized appreciation (depreciation) on: Investment in affiliated investment companies	77,648

Net Assets	$534,479

Net Assets by Class:
Initial Class	$488,771
Service Class	45,708
Shares Outstanding:
Initial Class	42,621
Service Class	3,992
Net Asset Value and Offering Price Per Share:
Initial Class	$11.47
Service Class	11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$141

Expenses:
Management and advisory fees	252
Printing and shareholder reports	3
Custody fees	16
Administration fees	38
Legal fees	2
Auditing and accounting fees	6
Directors fees	7
Service fees:
Service Class	36

Total expenses	360

Net Investment Income (Loss)	(219)

Net Realized Gain (Loss) from:
Investment in affiliated investment companies	10,434
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment in affiliated investment companies	3,575

Net Gain (Loss) on Investment in Affiliated Investment Companies	14,009

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,790

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Conservative Portfolio    2

Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(219)	$1,626
Net realized gain (loss) from investment in affiliated investment companies	10,434	7,507
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	3,575	73,016

	13,790	82,149

Distributions to Shareholders:
From net investment income:
Initial Class	–	(469)
Service Class	–	–

	–	(469)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	77,468	298,028
Service Class	32,972	15,596

	110,440	313,624

Dividends and distributions reinvested:
Initial Class	–	469
Service Class	–	–

	–	469

Cost of shares redeemed:
Initial Class	(55,581)	(95,399)
Service Class	(2,910)	(1,468)

	(58,491)	(96,867)

	51,949	217,226

Net increase (decrease) in net assets	65 739	298,906

Net Assets:
Beginning of period	468,740	169,834

End of period	$534,479	$468,740

Undistributed Net Investment Income	$1,407	$1,626

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	6,814	31,417
Service Class	2,901	1,487

	9,715	32,904

Shares issued–reinvested from distributions:
Initial Class	–	47
Service Class	–	–

	–	47

Shares redeemed:
Initial Class	(4,866)	(9,465)
Service Class	(257)	(139)

	(5,123)	(9,604)

Net increase (decrease) in shares outstanding:
Initial Class	1,948	21,999
Service Class	2,644	1,348

	4,592	23,347

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Conservative Portfolio    3

Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$11.16	$–	$0.31	$0.31	$–	$–	$–	$11.47
	12/31/2003	9.09	0.04	2.04	2.08	(0.01)	–	(0.01)	11.16
	12/31/2002	10.00	0.06	(0.97)	(0.91)	–	–	–	9.09
Service Class	06/30/2004	11.15	(0.02)	0.32	0.30	–	–	–	11.45
	12/31/2003	9.53	–	1.62	1.62	–	–	–	11.15

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	2.78%	$488,771	0.13%	0.13%	(0.07)%	10%
	12/31/2003	22.91	453,710	0.13	0.13	0.45	24
	12/31/2002	(9.10)	169,834	0.19	0.19	1.07	28
Service Class	06/30/2004	2.69	45,708	0.38	0.38	(0.32)	10
	12/31/2003	17.00	15,030	0.38	0.38	0.03	24

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Conservative Portfolio    4

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Conservative Portfolio (“the Fund”), part of ATSF, began operations on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within ATSF.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Conservative Portfolio    5

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $38 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $20. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$104,302
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	52,529
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$457,313

Unrealized Appreciation	$77,200
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$77,200

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Conservative Portfolio    6

Asset Allocation–Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

INVESTMENT COMPANIES (100.0%) (b)

Aggressive Equity (25.8%)
Munder Net50 (a)	1,698,866	$15,562
T. Rowe Price Small Cap (a)	5,642,595	66,865
Third Avenue Value	2,424,868	44,327
Transamerica Growth Opportunities (a)	2,260,834	30,612
Transamerica Small/Mid Cap Value (a)	1,366,074	20,518

Growth Equity (55.8%)
Capital Guardian Value	1,183,554	21,777
Great Companies–TechnologySM (a)	5,752,631	24,104
J.P. Morgan Mid Cap Value	1,878,573	24,778
Janus Growth (a)	999,757	32,292
Jennison Growth (a)	4,433,962	33,565
Mercury Large Cap Value	2,883,318	45,556
Salomon All Cap	4,614,841	63,546
T. Rowe Price Equity Income	4,882,843	96,729
Transamerica Equity (a)	2,197,085	41,569

	Shares	Value

Specialty–Real Estate (1.2%)
Clarion Real Estate Securities	531,886	$8,510

World Equity (17.2%)
American Century International (a)	2,218,923	17,130
Capital Guardian Global	5,667,773	67,390
Van Kampen Active International Allocation	3,271,279	33,531

Total Investment Companies (cost: $571,330)		$688,361

SUMMARY:
Investments, at value	100.0%	$688,361
Liabilities in excess of other assets	0.0%	(87)

Net assets	100.0%	$688,274

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Growth Portfolio    1

Asset Allocation–Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $ 571,330)	$688,361

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	59
Service fees	11
Other	17

87

Net Assets	$688,274

Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$616
Additional paid-in capital	563,116
Undistributed net investment income	173
Undistributed net realized gain (loss) from: Investment in affiliated investment companies	7,338
Net unrealized appreciation (depreciation) on: Investment in affiliated investment companies	117,031

Net Assets	$688,274

Net Assets by Class:
Initial Class	$633,252
Service Class	55,022
Shares Outstanding:
Initial Class	56,627
Service Class	4,927
Net Asset Value and Offering Price Per Share:
Initial Class	$11.18
Service Class	11.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$–

Expenses:
Management and advisory fees	302
Printing and shareholder reports	7
Custody fees	17
Administration fees	45
Legal fees	2
Auditing and accounting fees	6
Directors fees	7
Service fees:
Service Class	41

Total expenses	427

Net Investment Income (Loss)	(427)

Net Realized Gain (Loss) from:
Investment in affiliated investment companies	1,520
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment in affiliated investment companies	26,022

Net Gain (Loss) on Investment in Affiliated Investment Companies	27,542

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,115

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Growth Portfolio    2

Asset Allocation–Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(427)	$600
Net realized gain (loss) from investment in affiliated investment companies	1,520	6,444
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	26,022	93,161

	27,115	100,205

Distributions to Shareholders:
From net investment income:
Initial Class	–	(533)
Service Class	–	–

	–	(533)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	142,725	272,914
Service Class	42,774	15,400

	185,499	288,314

Dividends and distributions reinvested:
Initial Class	–	533
Service Class	–	–

	–	533

Cost of shares redeemed:
Initial Class	(36,742)	(26,459)
Service Class	(4,023)	(1,811)

	(40,765)	(28,270)

	144,734	260,577

Net increase (decrease) in net assets	171,849	360,249

Net Assets:
Beginning of period	516,425	156,176

End of period	$688,274	$516,425

Undistributed Net Investment Income	$173	$600

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	13,007	30,736
Service Class	3,904	1,581

	16,911	32,317

Shares issued–reinvested from distributions:
Initial Class	–	58
Service Class	–	–

	–	58

Shares redeemed:
Initial Class	(3,388)	(2,891)
Service Class	(373)	(185)

	(3,761)	(3,076)

Net increase (decrease) in shares outstanding:
Initial Class	9,619	27,903
Service Class	3,531	1,396

	13,150	29,299

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Growth Portfolio    3

Asset Allocation–Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.67	$(0.01)	$0.52	$0.51	$–	$–	$–	$11.18
	12/31/2003	8.17	0.02	2.49	2.51	(0.01)	–	(0.01)	10.67
	12/31/2002	10.00	0.08	(1.91)	(1.83)	–	–	–	8.17
Service Class	06/30/2004	10.67	(0.02)	0.52	0.50	–	–	–	11.17
	12/31/2003	8.46	–	2.21	2.21	–	–	–	10.67

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	4.78%	$633,252	0.13%	0.13%	(0.13)%	2%
	12/31/2003	30.80	501,532	0.14	0.14	0.18	18
	12/31/2002	(18.30)	156,176	0.21	0.21	1.43	20
Service Class	06/30/2004	4.69	55,022	0.38	0.38	(0.38)	2
	12/31/2003	26.12	14,893	0.38	0.38	0.03	18

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Growth Portfolio    4

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Growth Portfolio (“the Fund”), part of ATSF, began operations on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within ATSF.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Growth Portfolio    5

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $45 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $26. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$155,361
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	10,437
U.S. Government	—

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$571,523

Unrealized Appreciation	$116,850
Unrealized (Depreciation)	(12)

Net Unrealized Appreciation (Depreciation)	$116,838

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Growth Portfolio    6

Asset Allocation–Moderate Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (b)

Aggressive Equity (17.4%)
Munder Net50 (a)	817,909	$7,492
T. Rowe Price Small Cap (a)	7,572,937	89,739
Third Avenue Value	4,311,238	78,809
Transamerica Growth Opportunities (a)	4,343,348	58,809
Transamerica Small/Mid Cap Value (a)	302,701	4,547

Capital Preservation (7.2%)
Transamerica Money Market	98,866,057	98,866

Fixed-Income (36.8%)
MFS High Yield	21,498,465	221,864
PIMCO Total Return	11,099,323	122,315
Transamerica Convertible Securities	13,693,352	163,225

Growth Equity (32.7%)
Great Companies–TechnologySM (a)	10,637,211	44,570
J.P. Morgan Mid Cap Value	339,891	4,483
Janus Growth (a)	1,277,030	41,248
Marsico Growth (a)	4,718,435	40,484

	Shares	Value
Growth Equity (continued)
Mercury Large Cap Value	2,735,575	$43,221
Salomon All Cap	3,140,662	43,247
T. Rowe Price Equity Income	7,859,216	155,691
Transamerica Equity (a)	4,103,646	77,641

Specialty–Real Estate (0.4%)
Clarion Real Estate Securities	313,493	5,016

World Equity (5.5%)
American Century International (a)	3,074,941	23,739
Capital Guardian Global	3,325,026	39,535
Van Kampen Active International Allocation	1,152,489	11,813

Total Investment Companies (cost: $1,139,107)		$1,376,354

SUMMARY:
Investments, at value	100.0%	$1,376,354
Liabilities in excess of other assets	0.0%	(110)

Net assets	100.0%	$1,376,244

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Portfolio    1

Asset Allocation–Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $1,139,107)	$1,376,354
Receivables:
Dividends	61

1,376,415

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	121
Service fees	21
Other	29

171

Net Assets	$1,376,244

Net Assets Consist of:
Capital Stock, 200,000 shares authorized ($.01 par value)	$1,210
Additional paid-in capital	1,122,847
Undistributed net investment income	2,687
Undistributed net realized gain (loss) from: Investment in affiliated investment companies	12,253
Net unrealized appreciation (depreciation) on: Investment in affiliated investment companies	237,247

Net Assets	$1,376,244

Net Assets by Class:
Initial Class	$1,272,139
Service Class	104,105
Shares Outstanding:
Initial Class	111,828
Service Class	9,169
Net Asset Value and Offering Price Per Share:
Initial Class	$11.38
Service Class	11.35

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$227

Expenses:
Management and advisory fees	641
Printing and shareholder reports	7
Custody fees	23
Administration fees	96
Legal fees	5
Auditing and accounting fees	6
Directors fees	17
Service fees:
Service Class	76

Total expenses	871

Net Investment Income (Loss)	(644)

Net Realized Gain (Loss) from:
Affiliated investment companies	573
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Affiliated investment companies	43,957

Net Gain (Loss) on Investment in Affiliated Investment Companies	44,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,886

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Portfolio    2

Asset Allocation–Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(644)	$3,332
Net realized gain (loss) from investment in affiliated investment companies	573	12,938
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	43,957	194,934

	43,886	211,204

Distributions to Shareholders:
From net investment income:
Initial Class	–	(936)
Service Class	–	–

	–	(936)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	106,784	622,376
Service Class	79,866	28,157

	186,650	650,533

Dividends and distributions reinvested:
Initial Class	–	936
Service Class	–	–

	–	936

Cost of shares redeemed:
Initial Class	(46,193)	(68,023)
Service Class	(5,613)	(1,884)

	(51,806)	(69,907)

	134,844	581,562

Net increase (decrease) in net assets	178,730	791,830

Net Assets:
Beginning of period	1,197,514	405,684

End of period	$1,376,244	$1,197,514

Undistributed Net Investment Income	$2,687	$3,331

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	9,498	67,114
Service Class	7,123	2,734

	16,621	69,848

Shares issued–reinvested from distributions:
Initial Class	–	96
Service Class	–	–

	–	96

Shares redeemed:
Initial Class	(4,119)	(6,804)
Service Class	(506)	(182)

	(4,625)	(6,986)

Net increase (decrease) in shares outstanding:
Initial Class	5,379	60,406
Service Class	6,617	23,552

	11,996	62,958

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Portfolio    3

Asset Allocation–Moderate Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.99	$–	$0.39	$0.39	$–	$–	$–	$11.38
	12/31/2003	8.81	0.04	2.15	2.19	(0.01)	–	(0.01)	10.99
	12/31/2002	10.00	0.06	(1.25)	(1.19)	–	–	–	8.81
Service Class	06/30/2004	10.98	(0.02)	0.39	0.37	–	–	–	11.35
	12/31/2003	9.21	0.01	1.76	1.77	–	–	–	10.98

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.55%	$1,272,139	0.12%	0.12%	(0.09)%	–%
	12/31/2003	24.87	1,169,496	0.12	0.12	0.39	16
	12/31/2002	(11.90)	405,684	0.15	0.15	1.03	21
Service Class	06/30/2004	3.37	104,105	0.37	0.37	(0.34)	–
	12/31/2003	19.22	28,018	0.37	0.37	0.13	16

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Portfolio     4

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation– Moderate Portfolio (“the Fund”), part of ATSF, began operations on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within ATSF.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distributions and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, À entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Portfolio    5

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $96 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $56. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$139,074
U.S. Government	0
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,384
U.S. Government	0

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$1,139,345

Unrealized Appreciation	$237,009
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$237,009

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Portfolio    6

Asset Allocation–Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (b)

Aggressive Equity (20.1%)
Munder Net50 (a)	2,568,814	$23,530
T. Rowe Price Small Cap (a)	9,740,310	115,423
Third Avenue Value	5,059,382	92,486
Transamerica Growth Opportunities (a)	4,585,972	62,093

Capital Preservation (0.0%)
Transamerica Money Market	505	1

Fixed-Income (20.4%)
MFS High Yield	12,799,595	132,092
PIMCO Total Return	7,908,221	87,149
Transamerica Convertible Securities	6,680,282	79,629

Growth Equity (47.5%)
Capital Guardian Value	2,033,357	37,414
Great Companies–TechnologySM (a)	10,439,987	43,744
J.P. Morgan Mid Cap Value	2,596,594	34,249
Janus Growth (a)	1,818,448	58,736
Jennison Growth (a)	10,438,015	79,016

	Shares	Value
Growth Equity (continued)
Mercury Large Cap Value	4,610,971	$72,853
Salomon All Cap	5,368,483	73,924
T. Rowe Price Equity Income	10,354,124	205,114
Transamerica Equity (a)	4,774,278	90,329

Specialty–Real Estate (2.4%)
Clarion Real Estate Securities	2,218,055	35,489

World Equity (9.6%)
American Century International (a)	4,591,147	35,444
Capital Guardian Global	5,596,368	66,540
Van Kampen Active International Allocation	3,693,926	37,863

Total Investment Companies (cost: $1,208,616)		$1,463,118

SUMMARY:
Investments, at value	100.0%	$1,463,118
Liabilities in excess of other assets	0.0%	(186)

Net assets	100.0%	$1,462,932

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Growth Portfolio    1

Asset Allocation–Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $1,208,616)	$1,463,118

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	128
Service fees	27
Other	31

186

Net Assets	$1,462,932

Net Assets Consist of:
Capital Stock, 200,000 shares authorized ($.01 par value)	$1,296
Additional paid-in capital	1,192,784
Undistributed net investment income	1,828
Undistributed net realized gain (loss) from: Investment in affiliated investment companies	12,522
Net unrealized appreciation (depreciation) on: Investment in affiliated investment companies	254,502

Net Assets	$1,462,932

Net Assets by Class:
Initial Class	$1,328,909
Service Class	134,023
Shares Outstanding:
Initial Class	117,751
Service Class	11,883
Net Asset Value and Offering Price Per Share:
Initial Class	$11.29
Service Class	11.28

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$–

Expenses:
Management and advisory fees	662
Printing and shareholder reports	12
Custody fees	24
Administration fees	99
Legal fees	5
Auditing and accounting fees	6
Directors fees	17
Service fees:
Service Class	98

Total expenses	923

Net Investment Income (Loss)	(923)

Net Realized Gain (Loss) from:
Investment in affiliated investment companies	4,360
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment in affiliated investment companies	51,095

Net Gain (Loss) on Investment in Affiliated Investment Companies	55,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,532

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Growth Portfolio    2

Asset Allocation–Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(923)	$2,751
Net realized gain (loss) from investment in affiliated investment companies	4,360	9,696
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	51,095	205,986

	54,532	218,433

Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,196)
Service Class	–	–

	–	(1,196)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	179,137	601,905
Service Class	95,664	38,069

	274,801	639,974

Dividends and distributions reinvested:
Initial Class	–	1,196
Service Class	–	–

	–	1,196

Cost of shares redeemed:
Initial Class	(68,368)	(46,854)
Service Class	(4,967)	(1,227)

	(73,335)	(48,081)

	201,466	593,089

Net increase (decrease) in net assets	255,998	810,326

Net Assets:
Beginning of period	1,206,934	396,608

End of period	$1,462,932	$1,206,934

Undistributed Net Investment Income	$1,828	$2,751

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	16,114	66,296
Service Class	8,634	3,827

	24,748	70,123

Shares issued–reinvested from distributions:
Initial Class	–	126
Service Class	–	–

	–	126

Shares redeemed:
Initial Class	(6,202)	(5,115)
Service Class	(453)	(125)

	(6,655)	(5,240)

Net increase (decrease) in shares outstanding:
Initial Class	9,912	61,307
Service Class	8,181	3,702

	18,093	65,009

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Growth Portfolio    3

Asset Allocation–Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.82	$(0.01)	$0.48	$0.47	$–	$–	$–	$11.29
	12/31/2003	8.52	0.03	2.28	2.31	(0.01)	–	(0.01)	10.82
	12/31/2002	10.00	0.08	(1.56)	(1.48)	–	–	–	8.52
Service Class	06/30/2004	10.83	(0.02)	0.47	0.45	–	–	–	11.28
	12/31/2003	8.87	0.01	1.95	1.96	–	–	–	10.83

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	4.34%	$1,328,909	0.12%	0.12%	(0.12)%	2%
	12/31/2003	27.17	1,166,851	0.12	0.12	0.34	13
	12/31/2002	(14.80)	396,608	0.15	0.15	1.33	23
Service Class	06/30/2004	4.16	134,023	0.37	0.37	(0.37)	2
	12/31/2003	22.10	40,083	0.37	0.37	0.17	13

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Growth Portfolio    4

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Moderate Growth Portfolio (“the Fund”), part of ATSF, began operations on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within ATSF.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Growth Portfolio    5

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $99 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $56. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$225,763
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	23,951
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$1,209,822

Unrealized Appreciation	$253,296
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$253,296

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Asset Allocation–Moderate Growth Portfolio    6

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

CONVERTIBLE BONDS (0.6%)

Cayman Islands (0.4%)
SMFG Finance (Cayman) Ltd.
2.25%, due 07/11/2005	$18,000	$397
SMFG Finance Ltd.–144A
2.25%, due 07/11/2005	51,000	1,123

United States (0.2%)
Amazon.com, Inc.
4.75%, due 02/01/2009	576	575

Total Convertible Bonds (cost: $1,261)		2,095

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)

Switzerland (0.3%)
Compagnie Financiere Richemont AG–Units	50,793	$1,326

United States (0.2%)
Chubb Corporation (b)	20,200	564

Total Convertible Preferred Stocks (cost: $1,631)		1,890

PREFERRED STOCKS (0.5%)

Australia (0.2%)
News Corporation Limited (The)	80,527	659
News Corporation Limited (The)–ADR	5,625	185

Brazil (0.0%)
Companhia Vale do Rio Doce–ADR (a)	4,000	156
Telesp Celular SA	80,000	(d	)

Germany (0.3%)
Fresenius Medical Care AG	16,800	900

Total Preferred Stocks (cost: $1,614)		1,900

COMMON STOCKS (96.5%)

Australia (1.6%)
Amcor Limited	123,300	598
Australia and New Zealand Banking Group Limited	47,554	605
Coca-Cola Amatil Limited	121,500	586
Foster’s Group Limited	137,700	452
Promina Group Limited	131,900	367
Publishing & Broadcasting Limited	96,100	860
Qantas Airways Limited	241,936	593
Rinker Group Limited	54,779	307
Wesfarmers Ltd.	29,300	600
Westpac Banking Corporation	49,100	602
Woolworths Limited	58,100	461

Austria (0.2%)
Erste Bank der oesterreichischen Sparkassen AG	100	16
Telekom Austria AG	46,893	716

	Shares	Value

Bermuda (1.2%)
Esprit Holdings Limited	179,000	$801
Ingersoll-Rand Company–Class A	15,300	1,045
Li & Fung Limited	453,000	662
PartnerRe Ltd.	16,800	953
Weatherford International Ltd. (a)(b)	19,700	886

Brazil (0.0%)
Companhia Vale do Rio Doce–ADR (a)	3,100	147

Canada (3.1%)
Alcan Inc.	42,600	1,755
BCE Inc. (b)	25,700	512
Bombardier Inc.–Class B (b)	698,900	2,103
Four Seasons Hotels Inc. (b)	15,000	903
Great-West Lifeco Inc. (b)	14,500	522
Inco Limited (a)	42,300	1,462
IGM Financial, Inc. (b)	44,300	1,078
Manulife Financial Corporation (b)	23,700	961
Suncor Energy Inc.	10,800	276
Thomson Corporation (The) (b)	56,800	1,898

Cayman Islands (0.7%)
Seagate Technology, Inc. (a)(b)	66,000	952
Transocean Inc. (a)	22,000	637
XL Capital Ltd.–Class A	11,400	860

Denmark (0.2%)
Novo Nordisk A/S–Class B	16,700	860

Finland (0.1%)
Nokia Corporation	26,020	376

France (5.4%)
Air Liquide	9,570	1,583
BNP Paribas SA (b)	48,300	2,972
Bouygues SA	39,700	1,330
Carrefour SA	15,520	753
Essilor International SA	20,900	1,365
France Telecom (a)	30,900	806
Groupe Danone	7,400	646
L’Oreal SA	6,700	535
Renault SA	13,300	1,013
Sanofi-Synthelabo (b)	100,900	6,399
Schneider Electric SA	13,500	922
Vivendi Universal SA (a)	58,600	1,626

Germany (2.8%)
Allianz AG–Registered Shares	8,500	921
Bayerische Hypo–und Vereinsbank AG (a)	38,300	683
Bayerische Motoren Werke AG (BMW)	15,200	673
DaimlerChrysler AG–Registered Shares	52,900	2,479
Deutsche Bank AG	6,200	488
Deutsche Borse AG (b)	10,000	511
E.ON AG	3,300	238
Infineon Technologies AG (a)	59,900	807
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)–Registered Shares	8,228	894

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Global    1

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Germany (continued)
SAP AG	1,600	$267
SAP AG–ADR	31,800	1,330
Siemens AG–Registered Shares	11,900	857

Hong Kong (0.8%)
Hang Lung Properties Limited	506,000	652
Hang Seng Bank Limited	37,000	474
Hutchison Whampoa Limited	48,000	328
Johnson Electric Holdings Limited	8,000	8
Sun Hung Kai Properties Limited	186,000	1,526

Ireland (0.3%)
CRH PLC (GBP)	5,500	116
CRH PLC (IRE)	24,000	507
RyanAir Holdings PLC–ADR (a)(b)	13,800	452

Israel (0.1%)
Teva Pharmaceutical Industries Ltd.–ADR (b)	8,200	552

Japan (11.8%)
AEON Co., Ltd.	45,000	1,807
Canon Inc.	14,000	738
Daimaru, Inc. (The)	89,000	810
Enplas Corporation	13,000	423
FANUC LTD	10,600	633
Hirose Electric Co., Ltd.	6,900	759
Honda Motor Co., Ltd.	15,700	757
Hoya Corporation	9,700	1,016
Kansai Electric Power Company, Incorporated (The)	32,500	593
Konica Corporation	44,000	608
Kyocera Corporation	9,700	824
Millea Holdings, Inc.	84	1,248
Mitsubishi Corporation	62,000	603
Mitsubishi Estate Company, Limited	117,000	1,453
Mitsubishi Heavy Industries, Ltd.	177,000	480
Mitsubishi Motors Corporation (a)(b)	104,000	170
Mitsubishi Tokyo Financial Group, Inc.	81	750
Mitsui Sumitomo Insurance Co., Ltd.	140,000	1,316
NEC Corporation	259,000	1,824
Nidec Corporation	5,400	554
Nikko Cordial Corporation	125,000	606
Nikon Corporation (b)	59,000	664
Nintendo Co., Ltd.	12,500	1,450
Nissan Motor Co., Ltd.	164,000	1,824
Nissin Food Products Co., Ltd.	33,500	866
Nitto Denko Corporation	11,500	588
OBIC Co., Ltd.	3,400	725
Omron Corporation	29,000	679
ORIX Corporation	6,400	734
Ricoh Company, Ltd.	39,000	830
Rohm Company, Ltd.	5,500	659
Sankyo Company, Ltd.	32,200	698
Sekisui House, Ltd.	60,000	666
Shimamura Co., Ltd.	7,600	659

	Shares	Value

Japan (continued)
Shionogi & Co., Ltd.	28,000	$482
SMC Corporation	5,700	617
Sony Corporation	5,700	215
Sumitomo Chemical Company, Limited	437,000	2,040
Sumitomo Mitsui Financial Group, Inc. (b)	255	1,749
Suzuki Motor Corporation	68,000	1,198
Takeda Pharmaceutical Company Limited	17,700	777
Tokyo Electron Limited	18,700	1,049
Tokyo Gas Co., Ltd.	155,000	550
Toyota Motor Corporation	57,700	2,338
UFJ Holdings, Inc. (a)	233	1,030
Uni-Charm Corporation	10,700	534
Yahoo Japan Corporation (a)	49	476
Yamato Transport Co., Ltd.	50,000	817
Yokogawa Electric Corporation	40,000	534

Mexico (0.3%)
America Movil, SA de CV–Series L–ADR	8,400	306
America Telecom, SA de CV–ADR (a)	193,800	746

Netherlands (5.2%)
ABN AMRO Holding NV	47,933	1,049
ASM Lithography Holding NV (a)(b)	80,900	1,370
Elsevier NV	40,500	569
Heineken Holding NV (b)	25,875	758
Heineken NV	50,187	1,650
ING Groep NV	16,215	383
James Hardie Industries NV	145,400	607
Koninklijke KPN NV	85,500	652
Koninklijke Philips Electronics NV	11,800	318
Koninklijke Philips Electronics NV–NY Registered Shares	2,100	57
Royal Dutch Petroleum Company	142,600	7,322
Royal Dutch Petroleum Company–NY Registered Shares	41,700	2,155
Royal Numico NV–CVA (a)	23,400	752
Unilever NV–CVA	14,500	990
Vedior NV–CVA	42,000	612

Norway (0.8%)
Norsk Hydro ASA (b)	18,600	1,209
Norske Skogindustrier ASA	34,300	611
Statoil ASA (b)	76,700	974
Yara International ASA (a)	36,900	298

Panama (0.2%)
Carnival Corporation	16,300	766

Russia (0.2%)
YUKOS Oil Company–ADR (b)	21,100	671

Singapore (0.5%)
Singapore Telecommunications Limited	666,600	871
United Overseas Bank Limited	66,000	514
Venture Manufacturing (Singapore) Ltd.	46,000	481

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Global     2

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

South Africa (0.5%)
Sasol Limited	108,000	$1,670

South Korea (0.2%)
Samsung Electronics Co., Ltd.–GDR–144A (LUX)	2,250	463
Samsung Electronics Co., Ltd.–GDR–144A (USD)	580	119

Spain (1.3%)
Banco Bilbao Vizcaya Argentaria, SA (b)	191,400	2,558
Inditex, SA	46,100	1,058
Telefonica SA	85,888	1,270

Sweden (0.4%)
Assa Abloy AB–Class B Free	3,600	46
ForeningsSparbanken AB	82,200	1,573

Switzerland (4.8%)
Chocoladefabriken Lindt & Sprungli AG	620	651
Holcim Ltd.	51,826	2,818
Nestle SA–Registered Shares	9,400	2,507
Nobel Biocare Holding AG	5,911	925
Novartis AG	97,111	4,284
Swatch Group AG (The)–Class B (b)	6,800	885
Swiss Reinsurance Company–Registered Shares	34,913	2,268
Swisscom AG–Registered Shares	6,773	2,239
UBS AG–Registered Shares	13,900	979

Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Company Ltd.–ADR	92,992	773

United Kingdom (11.5%)
ARM Holdings PLC	33,000	72
AstraZeneca PLC	208,700	9,483
AstraZeneca PLC–ADR (b)	82,500	3,765
Barclays PLC	93,500	797
BG Group PLC	292,700	1,804
BHP Billiton PLC	314,147	2,727
British Sky Broadcasting Group PLC	58,400	659
Corus Group PLC (a)	585,930	423
Corus Group PLC (deferred) (a)	413,600	(d	)
Diageo PLC	103,000	1,389
HBOS PLC	78,800	976
HSBC Holdings PLC	151,174	2,249
Lloyds TSB Group PLC	92,000	721
National Grid Group PLC (The)	164,700	1,271
Pearson PLC	124,500	1,513
Reckitt Benckiser PLC	22,100	626
Reed Elsevier PLC	81,200	790
Royal Bank of Scotland Group PLC (The)	106,300	3,062
Smiths Group PLC	55,100	746
Unilever PLC	95,100	933
Vodafone Group PLC	3,498,266	7,663
Wolseley PLC	40,500	628

	Shares	Value

United States (42.1%)
AES Corporation (The) (a)	56,000	$556
Affiliated Computer Services, Inc.– Class A (a)(b)	13,600	720
Agilent Technologies, Inc. (a)	39,600	1,159
Allergan, Inc.	38,000	3,402
Altera Corporation (a)	31,100	691
Altria Group, Inc.	30,600	1,532
Amazon.com, Inc. (a)(b)	10,700	582
American International Group, Inc.	16,650	1,187
American Standard Companies Inc. (a)	60,600	2,443
AmeriCredit Corp. (a)(b)	10,600	207
Amgen Inc. (a)	75,500	4,120
Anheuser-Busch Companies, Inc.	40,500	2,187
Applera Corporation–Applied Biosystems Group	45,000	979
Applied Materials, Inc. (a)	203,459	3,992
Applied Micro Circuits Corporation (a)	71,900	383
AT&T Corp. (b)	113,500	1,661
Automatic Data Processing, Inc.	46,700	1,956
Avon Products, Inc.	11,000	508
Baker Hughes Incorporated (b)	36,500	1,374
Bank of America Corporation	10,328	874
Bank One Corporation	25,900	1,321
Berkshire Hathaway Inc.–Class A (a)	34	3,024
Boise Cascade Corporation	19,600	738
Brocade Communications Systems, Inc. (a)	158,200	946
Cablevision Systems Corporation– Class A (a)(b)	120,752	2,373
CheckFree Holdings Corporation (a)(b)	17,400	522
ChevronTexaco Corporation	25,300	2,381
Chubb Corporation	9,500	648
Cisco Systems, Inc. (a)	172,600	4,091
Citigroup Inc.	15,500	721
Comcast Corporation–Class A (a)	25,500	715
Costco Wholesale Corporation	18,700	768
Cox Communications, Inc.–Class A (a)	47,700	1,326
Del Monte Foods Company (a)	54,800	557
Delphi Corporation (b)	123,800	1,322
Delta Air Lines, Inc. (a)(b)	73,000	520
DIRECTV Group, Inc. (The) (a)	64,098	1,096
du Pont (E.I.) de Nemours and Company	16,500	733
Duke Energy Corporation	52,400	1,063
eBay Inc. (a)	22,100	2,032
Emerson Electric Co.	9,400	597
Exxon Mobil Corporation	83,700	3,717
Fannie Mae	59,600	4,253
Fluor Corporation	30,200	1,440
Forest Laboratories, Inc. (a)	92,200	5,221
Freddie Mac	47,300	2,994
General Electric Company	53,800	1,743
Golden West Financial Corporation	21,800	2,318
Goldman Sachs Group, Inc. (The)	6,300	593
Heinz (H.J.) Company	7,000	274
IKON Office Solutions, Inc.	74,700	857

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Global     3

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

United States (continued)
Illinois Tool Works Inc. (b)	4,400	$422
Intel Corporation	44,400	1,225
InterActiveCorp (a)(b)	65,700	1,980
International Business Machines Corporation	7,200	635
International Paper Company	14,500	648
Jabil Circuit, Inc. (a)	26,100	657
Kinder Morgan, Inc.	12,200	723
KLA–Tencor Corporation (a)(b)	83,000	4,098
Kohl’s Corporation (a)	14,800	626
Kraft Foods, Inc.–Class A	15,000	475
Lauder (Estee) Companies Inc. (The)–Class A	16,900	824
Lilly (Eli) and Company	48,100	3,363
Lincare Holdings Inc. (a)	20,900	687
Linear Technology Corporation	18,300	722
Lockheed Martin Corporation	1,400	73
Lowe’s Companies, Inc.	39,600	2,081
Medtronic, Inc.	25,800	1,257
Microsoft Corporation	107,200	3,062
Monster Worldwide, Inc. (a)(b)	15,800	406
Morgan Chase & Co. (J.P.)	28,800	1,117
Navistar International Corporation (a)(b)	32,000	1,240
Northrop Grumman Corporation	31,200	1,675
Novellus Systems, Inc. (a)	16,400	516
PacifiCare Health Systems, Inc. (a)	16,000	619
PeopleSoft, Inc. (a)	66,800	1,236
Pepsi Bottling Group, Inc. (The) (b)	50,600	1,545
PepsiCo, Inc.	14,100	760
Pfizer Inc.	51,500	1,765
PMC-Sierra, Inc. (a)(b)	28,100	403
Polycom, Inc. (a)	24,200	542
QUALCOMM Incorporated	54,100	3,948
Raytheon Company	11,900	426
Schlumberger Limited	48,700	3,093
SLM Corporation	71,300	2,884
Sprint Corporation (FON Group) (b)	344,850	6,069
Starwood Hotels & Resorts Worldwide, Inc.	20,400	915
State Street Corporation	22,000	1,079
Sun Microsystems, Inc. (a)	122,700	533
Tenet Healthcare Corporation (a)(b)	97,700	1,310
Teradyne, Inc. (a)	55,700	1,264
Time Warner Inc. (a)	251,150	4,415
United Technologies Corporation	22,500	2,058
Unocal Corporation	44,500	1,691
Verizon Communications, Inc.	26,900	974
Washington Mutual, Inc.	48,400	1,870
WellPoint Health Networks Inc. (a)	7,300	818
Wells Fargo & Company	66,100	3,783
Xilinx, Inc.	25,700	856

Total Common Stocks (cost: $305,691)		355,404

	Principal	Value

SECURITY LENDING COLLATERAL (14.5%)

Debt (11.9%)

Agency Discount Notes (1.2%)
Fannie Mae
0.96%, due 07/01/2004	$1,277	$1,277
Federal Home Loan Bank
0.96%, due 07/01/2004	1,596	1,596
0.99%, due 07/01/2004	638	638
0.97%, due 07/02/2004	798	798

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	319	319
Deutsche Bank AG
1.16%, due 10/12/2004	798	798

Commercial Paper (3.5%)
Compass Securitization–144A
1.25%, due 07/23/2004	1,116	1,116
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	797	797
General Electric Capital Corporation
1.20%, due 07/19/2004	797	797
1.21%, due 07/22/2004	639	639
1.22%, due 07/23/2004	639	639
1.23%, due 07/26/2004	798	798
1.22%, due 08/04/2004	1,594	1,594
Govco Incorporated–144A
1.25%, due 08/02/2004	319	319
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	637	637
1.22%, due 07/20/2004	318	318
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	319	319
Morgan Stanley
1.58%, due 10/22/2004	734	734
1.58%, due 12/10/2004	2,076	2,076
1.58%, due 03/16/2005	2,012	2,012
Sheffield Receivables–144A
1.24%, due 07/20/2004	479	479

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	798	798
Den Danske Bank
1.08%, due 07/02/2004	798	798

Euro Dollar Terms (2.9%)
Bank of America Corporation
1.08%, due 07/19/2004	319	319
Bank of Montreal
1.20%, due 07/23/2004	162	162
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	798	798
1.24%, due 07/23/2004	160	160

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Global     4

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$319	$319
Branch Banking &Trust
1.08%, due 07/14/2004	160	160
Calyon
1.16%, due 07/15/2004	3,034	3,034
1.17%, due 08/04/2004	479	479
1.34%, due 08/24/2004	1,118	1,118
Fortis Bank
1.19%, due 07/14/2004	160	160
1.29%, due 09/03/2004	319	319
HBOS PLC
1.30%, due 09/03/2004	319	319
Royal Bank of Canada
1.05%, due 07/08/2004	479	479
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,437	1,437
Wells Fargo & Company
1.19%, due 07/14/2004	639	639
1.25%, due 07/23/2004	319	319
1.24%, due 07/26/2004	319	319

Master Notes (0.4%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	958	958
1.64%, due 12/15/2004	639	639

Repurchase Agreements (3.2%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $3,736 on 07/01/2004	3,736	3,736
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,597 on 07/01/2004	1,597	1,597
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $4,839 on 07/01/2004	4,839	4,839
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,437 on 07/01/2004	1,437	1,437

	Shares	Value
Investment Companies (2.6%)

Money Market Funds (2.6%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	1,323,006	$1,323
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	8,210,942	8,211

Total Security Lending Collateral (cost: $53,576)		53,576

Total Investment Securities (cost: $363,773)		$414,865

SUMMARY:
Investments, at value	112.6%	$414,865
Liabilities in excess of other assets	(12.6)%	(46,525)

Net assets	100.0%	$368,340

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	(102)	07/02/2004	$(76)	$—
Canadian Dollar	(36)	07/30/2004	(26)	—
Canadian Dollar	(2,475)	08/06/2004	(1,788)	(59)
Canadian Dollar	2,248	08/27/2004	1,663	14
Euro Dollar	28	07/01/2004	34	—
Euro Dollar	41	07/02/2004	50	—
Euro Dollar	(1,396)	08/27/2004	(1,663)	(35)
Japanese Yen	9,372	07/01/2004	86	—
Japanese Yen	4,636	07/02/2004	43	—
Japanese Yen	(5,328)	07/02/2004	(49)	—
Japanese Yen	196,962	08/06/2004	1,788	21
Japanese Yen	(176,512)	09/07/2004	(1,593)	(30)
Swedish Krona	(76)	07/02/2004	(10)	—
Swiss Franc	(3,750)	08/12/2004	(2,897)	(100)
Swiss Franc	(2,521)	08/25/2004	(1,977)	(39)
Swiss Franc	(1,486)	09/07/2004	(1,194)	5

Total Forward Foreign Currency Contracts			$(7,609)	$(223)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Global    5

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	12.4%	45,922
Commercial Banks	9.1%	33,865
Telecommunications	6.5%	24,485
Petroleum Refining	4.3%	15,851
Insurance	4.3%	15,687
Industrial Machinery & Equipment	3.6%	13,106
Automotive	3.5%	13,014
Computer & Office Equipment	3.2%	11,645
Instruments & Related Products	3.2%	11,634
Oil & Gas Extraction	2.9%	10,831
Computer & Data Processing Services	2.7%	9,772
Food & Kindred Products	2.6%	9,431
Electronic & Other Electric Equipment	2.4%	8,914
Electronic Components & Accessories	2.4%	8,898
Beverages	2.4%	8,875
Chemicals & Allied Products	2.2%	8,269
U.S. Government Agencies	2.0%	7,247
Motion Pictures	1.9%	6,885
Business Services	1.7%	6,204
Aerospace	1.6%	5,909
Communication	1.5%	5,510
Communications Equipment	1.2%	4,324
Electric Services	1.2%	4,271
Savings Institutions	1.1%	4,188
Construction	1.0%	3,743
Printing & Publishing	1.0%	3,732
Primary Metal Industries	1.0%	3,640
Real Estate	1.0%	3,631
Medical Instruments & Supplies	1.0%	3,547
Metal Mining	0.8%	3,030
Security & Commodity Brokers	0.8%	2,995

	Percentage of Net Assets	Value
Retail Trade	0.8%	2,964
Health Services	0.8%	2,897
Personal Credit Institutions	0.8%	2,884
Stone, Clay & Glass Products	0.8%	2,818
Transportation & Public Utilities	0.8%	2,797
Wholesale Trade Durable Goods	0.8%	2,786
Gas Production & Distribution	0.7%	2,527
Lumber & Other Building Materials	0.6%	2,081
Life Insurance	0.5%	1,866
Paper & Allied Products	0.5%	1,857
Hotels & Other Lodging Places	0.5%	1,818
Apparel & Accessory Stores	0.5%	1,717
Air Transportation	0.4%	1,565
Machinery, Equipment & Supplies	0.4%	1,539
Department Stores	0.4%	1,436
Lumber & Constuction Materials	0.3%	1,251
Food Stores	0.3%	1,214
Apparel Products	0.2%	801
Variety Stores	0.2%	768
Water Transportation	0.2%	766
Paper & Paper Products	0.2%	738
Transportation Equipment	0.2%	662
Radio & Television Broadcasting	0.2%	659
Manufacturing Industries	0.2%	646
Beer, Wine & Distilled Beverages	0.1%	452
Business Credit Institutions	0.1%	397
Holding & Other Investment Offices	0.1%	328

Investments, at market value	98.1%	361,289
Short-term investments	14.5%	53,576
Other assets in excess of liabilities	(12.6)%	(46,525)

Net assets	100.0%	$368,340

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $51,137.
(c)	Cash collateral for the Repurchase Agreements, valued at $11,840, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	Value is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $5,690 or 0.02% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 363,773) (including securities loaned of $51,137)	$414,865
Cash	7,738
Foreign cash (cost: $49)	49
Receivables:
Investment securities sold	268
Interest	20
Dividends	502
Dividend reclaims receivable	69
Unrealized appreciation on forward foreign currency contracts	40
Other	48

423,599

Liabilities:
Investment securities purchased	1,026
Accounts payable and accrued liabilities:
Management and advisory fees	333
Service fees	1
Payable for collateral for securities on loan	53,576
Unrealized depreciation on forward foreign currency contracts	263
Other	60

55,259

Net Assets	$368,340

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$310
Additional paid-in capital	312,637
Undistributed net investment income	2,701
Undistributed net realized gain (loss) from:
Investment securities	2,202
Foreign currency transactions	(379)
Net unrealized appreciation (depreciation) on:
Investment securities	51,092
Translation of assets and liabilities denominated in foreign currencies	(223)

Net Assets	$368,340

Net Assets by Class:
Initial Class	$365,027
Service Class	3,313
Shares Outstanding:
Initial Class	30,703
Service Class	279
Net Asset Value and Offering Price Per Share:
Initial Class	$11.89
Service Class	11.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$60
Dividends	3,520
Income from loaned securities–net	86
Less withholding taxes on foreign dividends	(306)

3,360

Expenses:
Management and advisory fees	1,759
Printing and shareholder reports	1
Custody fees	85
Administration fees	26
Legal fees	1
Auditing and accounting fees	7
Directors fees	4
Service fees:
Service Class	3

Total expenses	1,886

Net Investment Income (Loss)	1,474

Net Realized Gain (Loss) from:
Investment securities	9,501
Foreign currency transactions	(379)

9,122

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(6,561)
Translation of assets and liabilities denominated in foreign currencies	17

(6,544)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	2,578

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,052

The notes to the financial statements are an integral part of this report.

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STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,474	$942
Net realized gain (loss) from investment securities and foreign currency transactions	9,122	1,558
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(6,544)	67,078

	4,052	69,578

Distributions to Shareholders:
From net investment income:
Initial Class	–	(406)
Service Class	–	–

	–	(406)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	102,365	88,443
Service Class	2,193	1,345

	104,558	89,788

Dividends and distributions reinvested:
Initial Class	–	406
Service Class	–	–

	–	406

Cost of shares redeemed:
Initial Class	(12,991)	(6,730)
Service Class	(101)	(261)

	(13,092)	(6,991)

	91,466	83,203

Net increase (decrease) in net assets	95,518	152,375

Net Assets:
Beginning of period	272,822	120,447

End of period	$368,340	$272,822

Undistributed Net Investment Income	$2,701	$1,227

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	8,506	9,771
Service Class	184	128

	8,690	9,899

Shares issued–reinvested from distributions:
Initial Class	–	42
Service Class	–	–

	–	42

Shares redeemed:
Initial Class	(1,098)	(710)
Service Class	(9)	(24)

	(1,107)	(734)

Net increase (decrease) in shares outstanding:
Initial Class	7,408	9,103
Service Class	175	104

	7,583	9,207

The notes to the financial statements are an integral part of this report.

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FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Year
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$11.66	$0.05	$0.18	$0.23	$–	$–	$–	$11.89
	12/31/2003	8.49	0.05	3.14	3.19	(0.02)	–	(0.02)	11.66
	12/31/2002	10.57	0.01	(2.07)	(2.06)	(0.02)	–	(0.02)	8.49
	12/31/2001	12.06	–	(1.22)	(1.22)	–	(0.27)	(0.27)	10.57
	12/31/2000	15.77	0.02	(2.37)	(2.35)	–	(1.36)	(1.36)	12.06
	12/31/1999	10.66	(0.01)	5.12	5.11	–	–	–	15.77
Service Class	06/30/2004	11.66	0.04	0.17	0.21	–	–	–	11.87
	12/31/2003	8.76	(0.01)	2.91	2.90	–	–	–	11.66

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	1.97%	$365,027	1.09%	1.09%	0.85%	10%
	12/31/2003	37.60	271,610	1.14	1.14	0.48	20
	12/31/2002	(19.52)	120,447	1.29	1.29	0.17	33
	12/31/2001	(10.36)	44,477	1.34	1.35	0.03	45
	12/31/2000	(15.42)	50,351	1.28	1.30	0.08	303
	12/31/1999	47.84	40,770	1.48	1.49	(0.12)	157
Service Class	06/30/2004	1.80	3,313	`1.34	1.34	0.70	10
	12/31/2003	33.11	1,212	1.39	1.39	(0.14)	20

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – February 3, 1998

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

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NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Global (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on February 3, 1998. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $53 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $37 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex- dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$18,599	5%
Asset Allocation–Growth Portfolio	67,390	18%
Asset Allocation–Moderate Growth Portfolio	66,541	18%
Asset Allocation–Moderate Portfolio	39,535	11%

Total	$192,065	52%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.05% of the first $150 million

1.00% of the next $150 million

0.95% of the next $200 million

0.925% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.32% Expense Limit

If total Fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $26 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $14. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$130,146
U.S. Government	3,829
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	33,526
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations,

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,687	December 31, 2009
3,505	December 31, 2010
1,205	December 31, 2011

The Fund has elected to treat the net currency losses incurred in the two month period prior to December 31, 2003 of $311 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$364,516

Unrealized Appreciation	$55,173
Unrealized (Depreciation)	(4,824)

Net Unrealized Appreciation (Depreciation)	$50,349

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

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Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)

Primary Metal Industries (0.2%)
Phelps Dodge Corporation (b)	3,100	$513

Total Convertible Preferred Stocks (cost: $277)		513

COMMON STOCKS (97.0%)

Aerospace (1.8%)
Lockheed Martin Corporation	11,000	573
Northrop Grumman Corporation	29,400	1,579
United Technologies Corporation	28,900	2,644

Amusement & Recreation Services (0.1%)
Disney (Walt) Company (The)	6,500	166

Automotive (0.3%)
Navistar International Corporation (a)(b)	18,400	713

Automotive Dealers & Service Stations (0.3%)
AutoNation, Inc. (a)	47,800	817

Beverages (2.0%)
Anheuser-Busch Companies, Inc.	52,000	2,808
Pepsi Bottling Group, Inc. (The) (b)	21,100	644
PepsiCo, Inc.	33,600	1,810

Business Services (2.7%)
CheckFree Holdings Corporation (a)(b)	43,700	1,311
Clear Channel Communications, Inc.	11,400	421
eBay Inc. (a)	30,800	2,832
Monster Worldwide, Inc. (a)(b)	38,700	995
Omnicom Group, Inc.	6,800	516
Robert Half International Inc.	18,900	563
Thomson Corporation (The) (b)	14,900	499

Chemicals & Allied Products (2.3%)
Air Products and Chemicals, Inc.	26,600	1,395
Avon Products, Inc.	13,400	618
Dow Chemical Company (The)	11,000	448
du Pont (E.I.) de Nemours and Company	47,400	2,106
Lauder (Estee) Companies Inc. (The)–Class A	12,900	629
Procter & Gamble Company (The)	18,400	1,002

Commercial Banks (4.9%)
Bank One Corporation	82,200	4,192
Citigroup Inc.	9,567	445
Morgan Chase & Co. (J.P.)	34,100	1,322
State Street Corporation	25,700	1,260
Wells Fargo & Company	98,600	5,643

Communication (1.9%)
Cablevision Systems Corporation–Class A (a)(b)	76,073	1,495
Comcast Corporation–Class A (a)	19,700	552
Cox Communications, Inc.–Class A (a)(b)	51,700	1,437
DIRECTV Group, Inc. (The) (a)	60,637	1,037
Viacom, Inc.–Class B	17,900	639

	Shares	Value
Communications Equipment (2.0%)
Corning Incorporated (a)	22,600	$295
QUALCOMM Incorporated	58,700	4,284
Siemens AG–ADR	10,000	725

Computer & Data Processing Services (5.8%)
Affiliated Computer Services, Inc.–Class A (a)(b)	55,000	2,912
Automatic Data Processing, Inc.	42,800	1,792
Cadence Design Systems, Inc. (a)	47,500	695
Microsoft Corporation	161,800	4,621
PeopleSoft, Inc. (a)	89,300	1,652
Sabre Holdings Corporation	32,900	912
SAP AG–ADR	32,600	1,363
VeriSign, Inc. (a)	58,100	1,156

Computer & Office Equipment (3.3%)
Apple Computer, Inc. (a)	21,700	706
Cisco Systems, Inc. (a)	152,700	3,619
Hewlett-Packard Company	16,057	339
International Business Machines Corporation	15,100	1,331
Lexmark International, Inc. (a)	8,700	840
Seagate Technology, Inc. (a)	40,100	579
Sun Microsystems, Inc. (a)	292,200	1,268

Construction (1.0%)
Fluor Corporation (b)	55,700	2,655

Department Stores (0.2%)
Kohl’s Corporation (a)	11,600	490

Electric Services (2.0%)
AES Corporation (The) (a)	211,200	2,097
American Electric Power Company, Inc. (b)	17,700	566
Duke Energy Corporation	87,400	1,773
Pinnacle West Capital Corporation	18,200	735

Electric, Gas & Sanitary Services (0.2%)
NiSource Inc.	21,300	439

Electrical Goods (0.3%)
Avnet, Inc. (a)	39,000	885

Electronic & Other Electric Equipment (2.1%)
Emerson Electric Co.	15,600	991
General Electric Company	141,900	4,598

Electronic Components & Accessories (2.8%)
Altera Corporation (a)	46,900	1,042
Applied Micro Circuits Corporation (a)	47,000	250
Intel Corporation	49,800	1,374
Jabil Circuit, Inc. (a)	40,100	1,010
JDS Uniphase Corporation (a)	135,400	513
Linear Technology Corporation	17,100	675
Micron Technology, Inc. (a)(b)	35,000	536
PMC-Sierra, Inc. (a)(b)	45,400	651
Tyco International Ltd.	16,600	550
Xilinx, Inc.	28,000	933

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity     1

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Food & Kindred Products (2.9%)
Altria Group, Inc.	49,400	$2,472
Campbell Soup Company	60,000	1,613
Heinz (H.J.) Company	15,700	615
Kraft Foods, Inc.–Class A	38,500	1,220
Unilever NV–NY Shares	27,100	1,857

Furniture & Home Furnishings Stores (0.4%)
Williams-Sonoma, Inc. (a)(b)	34,800	1,147

Gas Production & Distribution (0.5%)
Equitable Resources, Inc.	13,700	708
Kinder Morgan, Inc.	14	1
Williams Companies, Inc. (The)	47,700	568

Health Services (2.2%)
DaVita Inc. (a)	17,400	536
HCA Inc. (b)	12,300	512
Health Management Associates, Inc.–Class A (b)	18,000	404
Lincare Holdings Inc. (a)	72,500	2,382
Tenet Healthcare Corporation (a)(b)	79,400	1,065
Triad Hospitals, Inc. (a)	22,000	819

Holding & Other Investment Offices (0.2%)
General Growth Properties, Inc.	16,000	473

Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.	14,300	641

Industrial Machinery & Equipment (5.1%)
American Standard Companies Inc. (a)	85,200	3,434
Applied Materials, Inc. (a)	236,900	4,648
ASM Lithography Holding NV–NY Registered Shares (a)	40,300	690
Baker Hughes Incorporated	37,300	1,404
Illinois Tool Works Inc.	13,300	1,275
Ingersoll-Rand Company–Class A	23,400	1,598
Novellus Systems, Inc. (a)	13,600	428

Instruments & Related Products (3.6%)
Agilent Technologies, Inc. (a)	80,900	2,369
Applera Corporation–Applied Biosystems Group	105,700	2,299
Credence Systems Corporation (a)(b)	9,700	134
KLA–Tencor Corporation (a)(b)	66,400	3,279
Raytheon Company	4,300	154
Teradyne, Inc. (a)	63,500	1,441

Insurance (3.8%)
American International Group, Inc.	11,400	813
Anthem, Inc. (a)(b)	6,000	537
Assurant, Inc.	3,400	90
Berkshire Hathaway Inc.–Class A (a)	36	3,202
Chubb Corporation	13,800	941
Cincinnati Financial Corporation	6,510	283
Everest Re Group, Ltd.	3,400	273
PMI Group, Inc. (The) (b)	42,000	1,828
WellPoint Health Networks Inc. (a)	4,700	526
XL Capital Ltd.–Class A	20,700	1,562

	Shares	Value

Insurance Agents, Brokers & Service (0.4%)
Hartford Financial Services Group, Inc. (The)	14,399	$990

Lumber & Other Building Materials (1.4%)
Lowe’s Companies, Inc. (b)	72,100	3,789

Manufacturing Industries (0.2%)
Mattel, Inc.	27,000	493

Medical Instruments & Supplies (1.2%)
Becton, Dickinson and Company	21,300	1,103
Guidant Corporation	29,975	1,675
Medtronic, Inc.	9,400	458

Metal Mining (0.2%)
Newmont Mining Corporation	12,200	473

Motion Pictures (1.1%)
Time Warner Inc. (a)	168,750	2,967

Oil & Gas Extraction (4.3%)
BJ Services Company (a)	28,900	1,325
Schlumberger Limited	63,500	4,033
Transocean Inc. (a)	31,700	917
Unocal Corporation	77,600	2,949
Weatherford International Ltd. (a)	45,900	2,065

Paper & Allied Products (0.7%)
International Paper Company	20,400	912
Kimberly-Clark Corporation	12,900	850

Paper & Paper Products (0.4%)
Boise Cascade Corporation	28,600	1,077

Personal Credit Institutions (2.2%)
SLM Corporation	145,600	5,890

Petroleum Refining (3.7%)
ChevronTexaco Corporation	5,900	555
Exxon Mobil Corporation	95,400	4,237
Royal Dutch Petroleum Company–NY Registered Shares	73,000	3,772
Shell Transport & Trading Company PLC–ADR (b)	28,400	1,269

Pharmaceuticals (13.9%)
Allergan, Inc.	77,200	6,911
Amgen Inc. (a)	62,000	3,384
AstraZeneca PLC–ADR (b)	228,300	10,420
Forest Laboratories, Inc. (a)	152,700	8,647
ImClone Systems Incorporated (a)(b)	9,600	824
Lilly (Eli) and Company	66,500	4,649
Pfizer Inc.	45,000	1,543
Teva Pharmaceutical Industries Ltd.–ADR (b)	8,200	552

Printing & Publishing (0.2%)
Knight-Ridder, Inc.	7,000	504

Radio & Television Broadcasting (0.0%)
Entercom Communications Corp. (a)	2,100	78
Radio One, Inc.–Class D (a)	1,700	27

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    2

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Radio, Television & Computer Stores (0.3%)
RadioShack Corporation	24,800	$710

Railroads (0.2%)
Canadian Pacific Railway Limited	7,800	192
Union Pacific Corporation	7,800	464

Restaurants (0.2%)
McDonald’s Corporation	17,700	460

Retail Trade (0.3%)
Amazon.com, Inc. (a)	15,000	816

Savings Institutions (2.1%)
Golden West Financial Corporation	22,900	2,435
Washington Mutual, Inc.	83,300	3,219

Security & Commodity Brokers (0.5%)
AmeriCredit Corp. (a)(b)	47,900	935
Goldman Sachs Group, Inc. (The)	4,900	461

Telecommunications (3.6%)
AT&T Corp. (b)	42,900	628
SBC Communications Inc.	13,700	332
Sprint Corporation (FON Group)	418,950	7,374
Verizon Communications, Inc.	33,000	1,194

Transportation & Public Utilities (1.3%)
InterActiveCorp (a)(b)	62,800	1,893
Kinder Morgan Management, LLC (a)	42,329	1,556

U.S. Government Agencies (2.0%)
Fannie Mae	38,700	2,762
Freddie Mac	41,200	2,608

Variety Stores (0.9%)
Costco Wholesale Corporation	58,500	2,403

Water Transportation (0.6%)
Carnival Corporation	33,100	1,556

Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corporation	16,900	606

Total Common Stocks (cost: $209,479)		257,146

	Principal	Value
SECURITY LENDING COLLATERAL (12.8%)

Debt (10.5%)

Agency Discount Notes (1.0%)
Fannie Mae 0.96%, due 07/01/2004	$808	$808
Federal Home Loan Bank
0.96%, due 07/01/2004	1,009	1,009
0.99%, due 07/01/2004	404	404
0.97%, due 07/02/2004	505	505

	Principal	Value

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	$202	$202
Deutsche Bank AG 1.16%, due 10/12/2004	505	505

Commercial Paper (3.1%)
Compass Securitization–144A 1.25%, due 07/23/2004	706	706
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	504	504
General Electric Capital Corporation
1.20%, due 07/19/2004	504	504
1.21%, due 07/22/2004	404	404
1.22%, due 07/23/2004	404	404
1.23%, due 07/26/2004	505	505
1.22%, due 08/04/2004	1,007	1,007
Govco Incorporated–144A 1.25%, due 08/02/2004	202	202
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	403	403
1.22%, due 07/20/2004	201	201
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	202	202
Morgan Stanley 1.58%, due 10/22/2004	465	465
1.58%, due 12/10/2004	1,313	1,313
1.58%, due 03/16/2005	1,272	1,272
Sheffield Receivables–144A 1.24%, due 07/20/2004	303	303

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	505	505
Den Danske Bank 1.08%, due 07/02/2004	505	505

Euro Dollar Terms (2.5%)
Bank of America Corporation 1.08%, due 07/19/2004	202	202
Bank of Montreal 1.20%, due 07/23/2004	102	102
Bank of Nova Scotia (The) 1.20%, due 07/14/2004	505	505
1.24%, due 07/23/2004	101	101
Bank of the West Inc. 1.28%, due 07/28/2004	202	202
Branch Banking & Trust 1.08%, due 07/14/2004	101	101
Calyon 1.16%, due 07/15/2004	1,919	1,919
1.17%, due 08/04/2004	303	303
1.34%, due 08/24/2004	707	707
Fortis Bank 1.19%, due 07/14/2004	101	101
1.29%, due 09/03/2004	202	202

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    3

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
HBOS PLC 1.30%, due 09/03/2004	$202	$202
Royal Bank of Canada 1.05%, due 07/08/2004	303	303
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	909	909
Wells Fargo & Company 1.19%, due 07/14/2004	404	404
1.25%, due 07/23/2004	202	202
1.24%, due 07/26/2004	202	202

Master Notes (0.4%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	606	606
1.64%, due 12/15/2004	404	404

Repurchase Agreements (2.8%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,363 on 07/01/2004	2,363	2,363
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,009 on 07/01/2004	1,009	1,009

	Principal	Value

Repurchase Agreements (continued)
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $3,060 on 07/01/2004	$3,060	$3,060
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $909 on 07/01/2004	909	909

	Shares	Value
Investment Companies (2.3%)

Money Market Funds (2.3%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	836,778	$837
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	5,193,279	5,193

Total Security Lending Collateral (cost: $33,886)		33,886

Total Investment Securities (cost: $243,642)		$291,545

SUMMARY:
Investments, at value	110.0%	$291,545
Liabilities in excess of other assets	(10.0)%	(26,416)

Net assets	100.0%	$265,129

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $32,764.
(c)	Cash collateral for the Repurchase Agreements, valued at $7,488, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $2,521 or 0.95% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    4

Capital Guardian U.S. Equity

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 243,642) (including securities loaned of $32,764)	$291,545
Cash	7,399
Receivables:
Investment securities sold	27
Interest	2
Dividends	261
Other	31

299,265

Liabilities:
Investment securities purchased	12
Accounts payable and accrued liabilities:
Management and advisory fees	201
Service fees	1
Payable for collateral for securities on loan	33,886
Other	36

34,136

Net Assets	$265,129

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$255
Additional paid-in capital	218,769
Undistributed net investment income	1,196
Accumulated net realized gain (loss) from: Investment securities	(2,994)
Net unrealized appreciation (depreciation) on: Investment securities	47,903

Net Assets	$265,129

Net Assets by Class:
Initial Class	$259,793
Service Class	5,336
Shares Outstanding:
Initial Class	24,982
Service Class	514
Net Asset Value and Offering Price Per Share:
Initial Class	$10.40
Service Class	10.39

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$32
Dividends	1,581
Income from loaned securities–net	22
Less withholding taxes on foreign dividends	(24)

1,611

Expenses:
Management and advisory fees	1,090
Printing and shareholder reports	2
Custody fees	18
Administration fees	19
Legal fees	1
Auditing and accounting fees	6
Directors fees	3
Service fees:
Service Class	5

Total expenses	1,144

Net Investment Income (Loss)	467

Net Realized Gain (Loss) from: Investment securities	2,836
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on: Investment securities	4,538

Net Gain (Loss) on Investment Securities	7,374

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,841

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    5

Capital Guardian U.S. Equity

STATEMENTS OF CHANGES IN NET ASSETS

For the year or period ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$467	$728
Net realized gain (loss) from investment securities	2,836	(894)
Net unrealized appreciation (depreciation) on investment securities	4,538	57,413

	7,841	57,247

Distributions to Shareholders:
From net investment income:
Initial Class	–	(318)
Service Class	–	–

		(318)

From net realized gains:
Initial Class	–	–
Service Class	–	–

		–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,661	79,117
Service Class	3,307	2,245

	27,968	81,362

Dividends and distributions reinvested:
Initial Class	–	318
Service Class	–	–

	–	318

Cost of shares redeemed:
Initial Class	(11,593)	(13,701)
Service Class	(367)	(112)

	(11,960)	(13,813)

	16,008	67,867

Net increase (decrease) in net assets	23,849	124,796

Net Assets:
Beginning of period	241,280	116,484

End of period	$265,129	$241,280

Undistributed Net Investment Income	$1,196	$729

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	2,374	9,582
Service Class	318	244

	2,692	9,826

Shares issued–reinvested from distributions:
Initial Class	–	37
Service Class	–	–

	–	37

Shares redeemed:
Initial Class	(1,132)	(1,640)
Service Class	(36)	(12)

	(1,168)	(1,652)

Net increase (decrease) in shares outstanding:
Initial Class	1,242	7,979
Service Class	282	232

	1,524	8,211

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    6

Capital Guardian U.S. Equity

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.07	$0.02	$0.31	$0.33	$–	$–	$–	$10.40
	12/31/2003	7.39	0.04	2.65	2.69	(0.01)	–	(0.01)	10.07
	12/31/2002	9.74	0.03	(2.35)	(2.32)	(0.01)	(0.02)	(0.03)	7.39
	12/31/2001	10.10	0.01	(0.35)	(0.34)	(0.01)	(0.01)	(0.02)	9.74
	12/31/2000	10.00	0.01	0.09	0.10	–	–	–	10.10
Service Class	06/30/2004	10.07	0.01	0.31	0.32	–	–	–	10.39
	12/31/2003	7.96	0.01	2.10	2.11	–	–	–	10.07

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.28%	$259,793	0.89%	0.89%	0.37%	7%
	12/31/2003	36.50	238,949	0.91	0.91	0.41	20
	12/31/2002	(23.80)	116,484	0.98	0.98	0.43	23
	12/31/2001	(3.38)	50,334	1.08	1.09	0.19	39
	12/31/2000	1.00	33,507	1.13	1.13	0.45	108
Service Class	06/30/2004	3.18	5,336	1.14	1.14	0.14	7
	12/31/2003	26.50	2,331	1.16	1.16	0.17	20

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – October 9, 2000

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2). For the year ended December 31, 2002, ratio of net expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, ratio of net expenses to average net assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    7

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian U.S. Equity (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust on October 9, 2000. The Fund became part of ATSF on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $10 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $9 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    8

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.85% of first $300 million

0.80% of the next $200 million of ANA

0.775% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.06% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    9

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $19 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF

(“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$30,752
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	725
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$2,272	December 31, 2010
1,859	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$244,918

Unrealized Appreciation	$48,946
Unrealized (Depreciation)	(2,319)

Net Unrealized Appreciation (Depreciation)	$46,627

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian U.S. Equity    10

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (1.0%)

Automotive (0.7%)
Ford Motor Company Capital Trust II	68,800	$3,767

Primary Metal Industries (0.3%)
Phelps Dodge Corporation (b)	11,500	1,902

Total Convertible Preferred Stocks (cost: $4,437)		5,669

COMMON STOCKS (90.8%)

Aerospace (4.1%)
Northrop Grumman Corporation	164,000	8,807
United Technologies Corporation	149,000	13,631

Automotive (0.8%)
Ford Motor Company (b)	68,500	1,072
Navistar International Corporation (a)(b)	80,400	3,116

Automotive Dealers & Service Stations (0.5%)
AutoNation, Inc. (a)(b)	146,500	2,505

Business Services (0.4%)
Thomson Corporation (The) (b)	73,100	2,446

Chemicals & Allied Products (5.6%)
Air Products and Chemicals, Inc.	277,200	14,539
Dow Chemical Company (The)	56,200	2,287
du Pont (E.I.) de Nemours and Company	308,300	13,695

Commercial Banks (6.3%)
Bank One Corporation	334,500	17,060
Morgan Chase & Co. (J.P.)	95,800	3,714
Wells Fargo & Company	240,400	13,758

Communications Equipment (0.4%)
Siemens AG–ADR	29,200	2,118

Computer & Data Processing Services (2.0%)
Affiliated Computer Services, Inc.–Class A (a)(b)	48,100	2,546
Cadence Design Systems, Inc. (a)(b)	251,000	3,672
Sabre Holdings Corporation	170,300	4,719

Computer & Office Equipment (0.7%)
Hewlett-Packard Company	136,492	2,880
Polycom, Inc. (a)	43,400	973

Construction (0.8%)
Fluor Corporation	90,300	4,305

Electric Services (3.9%)
AES Corporation (The) (a)	221,300	2,198
American Electric Power Company, Inc. (b)	109,600	3,507
Duke Energy Corporation	380,800	7,726
FirstEnergy Corp.	20,300	759
Pinnacle West Capital Corporation (b)	175,700	7,097

Electric, Gas & Sanitary Services (0.2%)
NiSource Inc.	62,400	1,287

Electrical Goods (0.6%)
Avnet, Inc. (a)	133,600	3,033

	Shares	Value
Electronic & Other Electric Equipment (4.0%)
Emerson Electric Co.	55,300	$3,514
General Electric Company	494,800	16,032
Hubbell Incorporated–Class B	52,800	2,466

Electronic Components & Accessories (0.8%)
Micron Technology, Inc. (a)(b)	106,500	1,631
Tyco International Ltd.	76,300	2,529

Food & Kindred Products (7.7%)
Altria Group, Inc.	285,800	14,304
Campbell Soup Company (b)	267,200	7,182
General Mills, Inc.	74,400	3,536
Kraft Foods, Inc.–Class A (b)	391,200	12,393
Unilever NV–NY Shares	68,100	4,666

Gas Production & Distribution (1.4%)
Equitable Resources, Inc.	151,900	7,855

Health Services (1.6%)
Lincare Holdings Inc. (a)	105,400	3,463
Triad Hospitals, Inc. (a)	146,000	5,436

Holding & Other Investment Offices (1.9%)
General Growth Properties, Inc. (b)	366,400	10,834

Hotels & Other Lodging Places (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.	93,500	4,193

Industrial Machinery & Equipment (1.7%)
Ingersoll-Rand Company–Class A	137,300	9,379

Instruments & Related Products (0.6%)
Raytheon Company	97,400	3,484

Insurance (6.5%)
American International Group, Inc.	46,000	3,279
Anthem, Inc. (a)(b)	80,600	7,219
Assurant, Inc.	82,500	2,176
Chubb Corporation	19,300	1,316
CIGNA Corporation	50,800	3,496
Everest Re Group, Ltd.	56,600	4,548
PacifiCare Health Systems, Inc. (a)	48,000	1,856
PMI Group, Inc. (The) (b)	124,000	5,396
St. Paul Companies, Inc. (The)	50,107	2,031
XL Capital Ltd.–Class A	56,100	4,233

Insurance Agents, Brokers & Service (2.7%)
Hartford Financial Services Group, Inc. (The)	216,600	14,889

Manufacturing Industries (0.3%)
Mattel, Inc.	99,000	1,807

Motion Pictures (0.6%)
Time Warner Inc. (a)	187,600	3,298

Oil & Gas Extraction (3.5%)
Transocean Inc. (a)	202,600	5,863
Unocal Corporation	228,700	8,691
Weatherford International Ltd. (a)	100,800	4,534

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    1

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Paper & Allied Products (2.4%)
International Paper Company	164,200	$7,340
Kimberly-Clark Corporation	85,200	5,613

Paper & Paper Products (0.5%)
Boise Cascade Corporation	79,700	3,000

Personal Credit Institutions (2.2%)
SLM Corporation	295,800	11,965

Petroleum Refining (5.1%)
ChevronTexaco Corporation	29,500	2,776
Exxon Mobil Corporation	107,066	4,755
Royal Dutch Petroleum Company–NY Registered Shares	233,000	12,039
Shell Transport & Trading Company PLC–ADR (b)	188,500	8,426

Pharmaceuticals (4.9%)
AstraZeneca PLC–ADR (b)	157,600	7,193
Lilly (Eli) and Company	91,000	6,362
Merck & Co., Inc.	202,800	9,633
Pfizer Inc.	109,300	3,747

Primary Metal Industries (0.6%)
Alcoa Inc.	64,000	2,114
Nucor Corporation	17,000	1,305

Railroads (2.0%)
Canadian National Railway Company (b)	55,050	2,400
Canadian Pacific Railway Limited	110,400	2,719
Union Pacific Corporation	97,400	5,790

Savings Institutions (1.4%)
Washington Mutual, Inc.	198,900	7,685

Security & Commodity Brokers (1.6%)
AmeriCredit Corp. (a)(b)	320,500	6,259
Goldman Sachs Group, Inc. (The)	25,300	2,382

Telecommunications (7.7%)
CenturyTel, Inc.	48,100	1,445
SBC Communications Inc.	279,600	6,780
Sprint Corporation (FON Group) (b)	1,230,000	21,648
Verizon Communications, Inc.	335,100	12,128

Transportation & Public Utilities (0.6%)
Kinder Morgan Management, LLC (a)	89,180	3,279

U.S. Government Agencies (0.6%)
Fannie Mae	47,900	3,418

Water Transportation (0.8%)
Carnival Corporation	97,400	4,578

Total Common Stocks (cost: $419,828)		497,758

	Principal	Value

SECURITY LENDING COLLATERAL (11.4%)

Debt (9.4%)

Agency Discount Notes (0.9%)
Fannie Mae 0.96%, due 07/01/2004	$1,497	$1,497
Federal Home Loan Bank 0.96%, due 07/01/2004	1,871	1,871
0.99%, due 07/01/2004	748	748
0.97%, due 07/02/2004	936	936

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	374	374
Deutsche Bank AG 1.16%, due 10/12/2004	936	936

Commercial Paper (2.9%)
Compass Securitization–144A 1.25%, due 07/23/2004	1,308	1,308
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	934	934
General Electric Capital Corporation 1.20%, due 07/19/2004	934	934
1.21%, due 07/22/2004	748	748
1.22%, due 07/23/2004	748	748
1.23%, due 07/26/2004	936	936
1.22%, due 08/04/2004	1,868	1,868
Govco Incorporated–144A 1.25%, due 08/02/2004	374	374
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	746	746
1.22%, due 07/20/2004	372	372
Jupiter Securitization Corp.–144A 1.07%, due 07/02/2004	374	374
Morgan Stanley 1.58%, due 10/22/2004	861	861
1.58%, due 12/10/2004	2,433	2,433
1.58%, due 03/16/2005	2,358	2,358
Sheffield Receivables–144A 1.24%, due 07/20/2004	561	561

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	936	936
Den Danske Bank 1.08%, due 07/02/2004	936	936

Euro Dollar Terms (2.3%)
Bank of America Corporation 1.08%, due 07/19/2004	374	374
Bank of Montreal 1.20%, due 07/23/2004	190	190
Bank of Nova Scotia (The) 1.20%, due 07/14/2004	936	936
1.24%, due 07/23/2004	187	187

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    2

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc. 1.28%, due 07/28/2004	$374	$374
Branch Banking & Trust 1.08%, due 07/14/2004	187	187
Calyon 1.16%, due 07/15/2004	3,555	3,555
1.17%, due 08/04/2004	561	561
1.34%, due 08/24/2004	1,310	1,310
Fortis Bank 1.19%, due 07/14/2004	187	187
1.29%, due 09/03/2004	374	374
HBOS PLC 1.30%, due 09/03/2004	374	374
Royal Bank of Canada 1.05%, due 07/08/2004	561	561
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	1,684	1,684
Wells Fargo & Company 1.19%, due 07/14/2004	748	748
1.25%, due 07/23/2004	374	374
1.24%, due 07/26/2004	374	374

Master Notes (0.3%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	1,123	1,123
1.64%, due 12/15/2004	748	748

Repurchase Agreements (2.5%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $4,379 on 07/01/2004	4,379	4,379

	Principal	Value

Repurchase Agreements (continued)
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,871 on 07/01/2004	$1,871	$1,871
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,670 on 07/01/2004	5,670	5,670
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,684 on 07/01/2004	1,684	1,684

	Shares	Value
Investment Companies (2.0%)

Money Market Funds (2.0%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	1,550,487	$1,550
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	9,622,751	9,623

Total Security Lending Collateral (cost: $62,787)		62,787

Total Investment Securities (cost: $487,052)		$566,214

SUMMARY:
Investments, at value	103.2%	$566,214
Liabilities in excess of other assets	(3.2)%	(17,664)

Net assets	100.0%	$548,550

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $60,708.
(c)	Cash collateral for the Repurchase Agreements, valued at $13,876, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, theses securities aggregated $5,043 or 0.92% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    3

Capital Guardian Value

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 487,052) (including securities loaned of $60,708)	$566,214
Cash	44,690
Receivables:
Investment securities sold	38
Interest	10
Dividends	985
Dividend reclaims receivable	4
Other	55

611,996

Liabilities:
Investment securities purchased	201
Accounts payable and accrued liabilities:
Management and advisory fees	393
Service fees	2
Payable for collateral for securities on loan	62,787
Other	63

63,446

Net Assets	$548,550

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$298
Additional paid-in capital	446,338
Undistributed net investment income	8,983
Undistributed net realized gain (loss) from: Investment securities	13,769
Net unrealized appreciation (depreciation) on: Investment securities	79,162

Net Assets	$548,550

Net Assets by Class:
Initial Class	$539,045
Service Class	9,505
Shares Outstanding:
Initial Class	29,291
Service Class	514
Net Asset Value and Offering Price Per Share:
Initial Class	$18.40
Service Class	18.48
STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$40
Dividends	5,380
Income from loaned securities–net	40
Less withholding taxes on foreign dividends	(66)

5,394

Expenses:
Management and advisory fees	2,032
Printing and shareholder reports	2
Custody fees	25
Administration fees	36
Legal fees	2
Auditing and accounting fees	6
Directors fees	7
Service fees:
Service Class	7

Total expenses	2,117

Net Investment Income (Loss)	3,277

Net Realized Gain (Loss) from:
Investment securities	16,707
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	3,504

Net Gain (Loss) on Investment Securities	20,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,488

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    4

Capital Guardian Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$3,277	$5,951
Net realized gain (loss) from investment securities	16,707	6,593
Net unrealized appreciation (depreciation) on investment securities	3,504	103,036

	23,488	115,580

Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,964)
Service Class	–	–

	–	(2,964)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	83,896	78,659
Service Class	7,245	2,306

	91,141	80,965

Dividends and distributions reinvested:
Initial Class	–	2,964
Service Class	–	–

	–	2,964

Cost of shares redeemed:
Initial Class	(27,146)	(21,633)
Service Class	(306)	(264)

	(27,452)	(21,897)

	63,689	62,032

Net increase (decrease) in net assets	87,177	174,648

Net Assets:
Beginning of period	461,373	286,725

End of period	$548,550	$461,373

Undistributed Net Investment Income	$8,983	$5,706

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	4,654	5,627
Service Class	402	145

	5,056	5,772

Shares issued–reinvested from distributions:
Initial Class	–	197
Service Class	–	–

	–	197

Shares redeemed:
Initial Class	(1,515)	(1,473)
Service Class	(17)	(16)

	(1,532)	(1,489)

Net increase (decrease) in shares outstanding:
Initial Class	3,139	4,351
Service Class	385	129

	3,524	4,480

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    5

Capital Guardian Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$17.56	$0.12	$0.72	$0.84	$–	$–	$–	$18.40
	12/31/2003	13.15	0.24	4.29	4.53	(0.12)	–	(0.12)	17.56
	12/31/2002	17.35	0.18	(3.75)	(3.57)	(0.11)	(0.52)	(0.63)	13.15
	12/31/2001	17.58	0.16	1.01	1.17	(0.14)	(1.26)	(1.40)	17.35
	12/31/2000	19.99	0.15	0.68	0.83	(0.19)	(3.05)	(3.24)	17.58
	12/31/1999	21.68	0.18	(0.72)	(0.54)	(0.24)	(0.91)	(1.15)	19.99
Service Class	06/30/2004	17.65	0.10	0.73	0.83	–	–	–	18.48
	12/31/2003	13.66	0.15	3.85	4.00	(0.01)	–	(0.01)	17.65

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	4.78%	$539,045	0.86%	0.86%	1.34%	17%
	12/31/2003	34.58	459,102	0.88	0.88	1.63	30
	12/31/2002	(20.70)	286,725	0.91	0.91	1.23	39
	12/31/2001	6.64	217,637	0.94	0.95	1.01	55
	12/31/2000	5.57	182,354	0.91	0.93	0.77	85
	12/31/1999	(3.06)	209,653	0.88	0.95	0.77	51
Service Class	06/30/2004	4.70	9,505	1.11	1.11	1.13	17
	12/31/2003	29.30	2,271	1.13	1.13	1.37	30

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 27, 1993

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    6

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Value (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust on May 27, 1993. The Fund became part of ATSF on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $32 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $17 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    7

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$21,777	4%
Asset Allocation–Moderate Growth Portfolio	37,414	7%

Total	$59,191	11%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.85% of first $300 million

0.80% of the next $200 million of ANA

0.775% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.92% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    8

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $36 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $21. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$112,375
U.S. Government	338
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	78,862
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$2,938	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$487,052

Unrealized Appreciation	$81,356
Unrealized (Depreciation)	(2,194)

Net Unrealized Appreciation (Depreciation)	$79,162

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Capital Guardian Value    9

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (97.7%)

Holding & Other Investment Offices (90.7%)

Apartments (17.6%)
Archstone-Smith Trust	395,000	$11,585
Avalonbay Communities, Inc.	91,600	5,177
Camden Property Trust	258,700	11,848
Essex Property Trust, Inc.	38,000	2,597
Gables Residential Trust (b)	153,000	5,199
Home Properties of New York, Inc.	135,800	5,293
United Dominion Realty Trust, Inc.	269,000	5,321

Diversified (4.4%)
Liberty Property Trust (b)	295,200	11,870

Health Care (2.5%)
Health Care REIT, Inc.	207,151	6,732

Hotels (13.2%)
Hilton Hotels Corporation	289,200	5,396
Host Marriott Corporation (a)(b)	752,100	9,297
LaSalle Hotel Properties	160,400	3,914
Starwood Hotels & Resorts Worldwide, Inc.	298,600	13,392
Strategic Hotel Capital, Inc. (a)(b)	223,550	3,286

Office Property (26.9%)
Arden Realty, Inc.	314,300	9,245
Boston Properties, Inc. (b)	234,300	11,734
Brandywine Realty Trust	95,700	2,602
Corporate Office Properties Trust	159,750	3,970
Mack-Cali Realty Corporation	254,900	10,548
Maguire Properties, Inc.	323,900	8,023
Prentiss Properties Trust	270,300	9,060
SL Green Realty Corp.	180,700	8,457
Trizec Properties, Inc. (b)	493,800	8,029

Regional Malls (17.6%)
CBL & Associates Properties, Inc.	95,100	5,231
General Growth Properties, Inc.	310,600	9,185
Macerich Company (The)	172,700	8,267
Mills Corporation (The)	248,100	11,586
Simon Property Group, Inc. (b)	248,100	12,757

Shopping Centers (8.5%)
Acadia Realty Trust	196,500	2,700
Developers Diversified Realty Corporation	220,100	7,785
Pan Pacific Retail Properties, Inc.	52,400	2,647
Regency Centers Corporation	223,900	9,605

Warehouse (7.0%)
Catellus Development Corporation	211,398	5,211
EastGroup Properties	80,000	2,694
ProLogis	330,700	10,887

Total Common Stocks (cost: $226,281)		261,130

	Principal	Value

SECURITY LENDING COLLATERAL (12.0%)

Debt (9.9%)

Agency Discount Notes (1.0%)
Fannie Mae
0.96%, due 07/01/2004	$765	$765
Federal Home Loan Bank
0.96%, due 07/01/2004	956	956
0.99%, due 07/01/2004	382	382
0.97%, due 07/02/2004	478	478

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	191	191
Deutsche Bank AG
1.16%, due 10/12/2004	478	478

Commercial Paper (2.8%)
Compass Securitization–144A
1.25%, due 07/23/2004	669	669
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	477	477
General Electric Capital Corporation
1.20%, due 07/19/2004	477	477
1.21%, due 07/22/2004	383	383
1.22%, due 07/23/2004	383	383
1.23%, due 07/26/2004	478	478
1.22%, due 08/04/2004	955	955
Govco Incorporated–144A
1.25%, due 08/02/2004	191	191
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	382	382
1.22%, due 07/20/2004	190	190
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	191	191
Morgan Stanley
1.58%, due 10/22/2004	440	440
1.58%, due 12/10/2004	1,244	1,244
1.58%, due 03/16/2005	1,205	1,205
Sheffield Receivables–144A
1.24%, due 07/20/2004	287	287

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	478	478
Den Danske Bank
1.08%, due 07/02/2004	478	478

Euro Dollar Terms (2.4%)
Bank of America Corporation
1.08%, due 07/19/2004	191	191
Bank of Montreal
1.20%, due 07/23/2004	97	97
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	478	478
1.24%, due 07/23/2004	96	96

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    1

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$191	$191
Branch Banking & Trust
1.08%, due 07/14/2004	96	96
Calyon
1.16%, due 07/15/2004	1,818	1,818
1.17%, due 08/04/2004	287	287
1.34%, due 08/24/2004	670	670
Fortis Bank
1.19%, due 07/14/2004	96	96
1.29%, due 09/03/2004	191	191
HBOS PLC
1.30%, due 09/03/2004	191	191
Royal Bank of Canada
1.05%, due 07/08/2004	287	287
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	861	861
Wells Fargo & Company
1.19%, due 07/14/2004	383	383
1.25%, due 07/23/2004	191	191
1.24%, due 07/26/2004	191	191

Master Notes (0.4%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	574	574
1.64%, due 12/15/2004	383	383

Repurchase Agreements (2.6%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,238 on 07/01/2004	2,238	2,238

	Principal	Value

Repurchase Agreements (continued)
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $957 on 07/01/2004	$957	$957
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,900 on 07/01/2004	2,900	2,900
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $861 on 07/01/2004	860	860

	Shares	Value

Investment Companies (2.1%)

Money Market Funds (2.1%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	792,653	$793
Merrimac Cash Fund– Premium Class
1-day yield of 1.11%	4,919,425	4,920

Total Security Lending Collateral (cost: $32,098)		32,098

Total Investment Securities (cost: $258,379)		$293,228

SUMMARY:
Investments, at value	109.7%	$293,228
Liabilities in excess of other assets	(9.7)%	(26,007)

Net assets	100.0%	$267,221

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $30,901.
(c)	Cash collateral for the Repurchase Agreements, valued at $7,094, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $2,387 or 0.89% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    2

Clarion Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $258,379) (including securities loaned of $30,901)	$293,228
Cash	7,787
Receivables:
Investment securities sold	725
Interest	2
Dividends	1,574
Other	12

303,328

Liabilities:
Investment securities purchased	3,802
Accounts payable and accrued liabilities:
Management and advisory fees	183
Service fees	1
Payable for collateral for securities on loan	32,098
Other	23

36,107

Net Assets	$267,221

Net Assets Consist of:
Capital Stock, 50,000 shares authorized ($.01 par value)	$167
Additional paid-in capital	205,250
Undistributed net investment income	11,671
Undistributed net realized gain (loss) from:
Investment securities	15,284
Net unrealized appreciation (depreciation) on:
Investment securities	34,849

Net Assets	$267,221

Net Assets by Class:
Initial Class	$263,026
Service Class	4,195
Shares Outstanding:
Initial Class	16,438
Service Class	258
Net Asset Value and Offering Price Per Share:
Initial Class	$16.00
Service Class	16.28

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$8
Dividends	6,025
Income from loaned securities–net	8

6,041

Expenses:
Management and advisory fees	935
Printing and shareholder reports	18
Custody fees	14
Administration fees	18
Legal fees	1
Auditing and accounting fees	6
Directors fees	3
Service fees:
Service Class	3

Total expenses	998

Net Investment Income (Loss)	5,043

Net Realized Gain (Loss) from:
Investment securities	9,819
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(1,933)

Net Gain (Loss) on Investment Securities	7,886

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,929

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    3

Clarion Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,043	$6,466
Net realized gain (loss) from investment securities	9,819	8,291
Net unrealized appreciation (depreciation) on investment securities	(1,933)	37,703

	12,929	52,460

Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,718)
Service Class	–	(1)

	–	(3,719)

From net realized gains:
Initial Class	–	(743)
Service Class	–	(2)

	–	(745)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	76,841	79,755
Service Class	3,682	981

	80,523	80,736

Dividends and distributions reinvested:
Initial Class	–	4,461
Service Class	–	2

	–	4,463

Cost of shares redeemed:
Initial Class	(39,771)	(43,164)
Service Class	(691)	(19)

	(40,462)	(43,183)

	40,061	42,016

Net increase (decrease) in net assets	52,990	90,012

Net Assets:
Beginning of period	214,231	124,219

End of period	$267,221	$214,231

Undistributed Net Investment Income	$11,671	$6,628

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:

Shares issued:
Initial Class	4,928	6,315
Service Class	233	71

	5,161	6,386

Shares issued–reinvested from distributions:
Initial Class	–	344
Service Class	–	–

	–	344

Shares redeemed:
Initial Class	(2,622)	(3,416)
Service Class	(45)	(1)

	(2,667)	(3,417)

Net increase (decrease) in shares outstanding:
Initial Class	2,306	3,243
Service Class	188	70

	2,494	3,313

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    4

Clarion Real Estate Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$15.08	$0.33	$0.59	$0.92	$–	$–	$–	$16.00
	12/31/2003	11.41	0.51	3.51	4.02	(0.29)	(0.06)	(0.35)	15.08
	12/31/2002	11.21	0.65	(0.25)	0.40	(0.13)	(0.07)	(0.20)	11.41
	12/31/2001	10.32	0.56	0.58	1.14	(0.25)	–	(0.25)	11.21
	12/31/2000	8.06	0.59	1.79	2.38	(0.12)	–	(0.12)	10.32
	12/31/1999	8.51	0.49	(0.79)	(0.30)	(0.15)	–	(0.15)	8.06
Service Class	06/30/2004	15.37	0.35	0.56	0.91	–	–	–	16.28
	12/31/2003	12.00	0.33	3.13	3.46	(0.03)	(0.06)	(0.09)	15.37

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	6.10%	$263,026	0.85%	0.85%	4.31%	31%
	12/31/2003	35.74	213,159	0.87	0.87	3.96	78
	12/31/2002	3.60	124,219	0.98	0.98	5.61	123
	12/31/2001	11.05	43,611	1.00	1.13	5.25	172
	12/31/2000	29.62	16,577	1.00	1.71	6.27	291
	12/31/1999	(3.77)	3,199	1.00	2.69	5.91	190
Service Class	06/30/2004	5.92	4,195	1.10	1.10	4.51	31
	12/31/2003	28.90	1,072	1.13	1.13	3.52	78

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 1998

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    5

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Clarion Real Estate Securities (“the Fund”), part of ATSF, began operations on May 1, 1998.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $52 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    6

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the value of its share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$8,510	3%
Asset Allocation–Moderate Growth Portfolio	35,489	13%
Asset Allocation–Moderate Portfolio	5,016	2%

Total	$49,015	18%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    7

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $18 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$119,470
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	72,934
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and REIT return of capital adjustments.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$258,266

Unrealized Appreciation	$34,993
Unrealized (Depreciation)	(31)

Net Unrealized Appreciation (Depreciation)	$34,962

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Clarion Real Estate Securities    8

Federated Growth & Income

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (4.6%)
U.S. Treasury Note
2.50%, due 05/31/2006	$12,000	$11,960
2.38%, due 08/15/2006	9,000	8,923

Total U.S. Government Obligations (cost: $20,872)		20,883

FOREIGN GOVERNMENT OBLIGATIONS (15.8%)
Canada
3.00%, due 06/01/2006	7,300	5,421
Canada Treasury Bill
Zero coupon, due 08/12/2004	7,200	5,362
French Republic
3.50%, due 07/12/2004	5,450	6,636
Kingdom of Sweden
Zero coupon, due 09/15/2004	43,000	5,690
Zero coupon, due 12/15/2004	41,000	5,396
Zero coupon, due 03/16/2005	33,000	4,317
8.00%, due 08/15/2007	35,000	5,254
New Zealand
6.50%, due 02/15/2005	21,000	13,352
6.50%, due 02/15/2006	6,600	4,214
New Zealand Treasury Bill
Zero coupon, due 09/22/2004	8,500	5,320
Zero coupon, due 12/22/2004	4,600	2,836
Zero coupon, due 03/23/2005	11,900	7,228

Total Foreign Government Obligations (cost: $65,806)		71,026

CORPORATE DEBT SECURITIES (2.5%)
Electric Services (0.6%)
PSEG Energy Holdings Inc.
10.00%, due 10/01/2009	2,500	2,825
Gas Production & Distribution (1.9%)
El Paso Corporation (b)
6.95%, due 12/15/2007	2,300	2,225
6.75%, due 05/15/2009	3,300	2,987
Williams Companies, Inc. (The)
7.88%, due 09/01/2021	3,500	3,369

Total Corporate Debt Securities (cost: $15,119)		11,406

	Shares	Value
COMMON STOCKS (36.1%)
Beer, Wine & Distilled Beverages (0.9%)
Kirin Brewery Company, Limited	390,000	$3,859
Drug Stores & Proprietary Stores (1.1%)
Boots Group PLC (The)–ADR (b)	207,000	5,165

Electric Services (2.0%)
EnCana Corporation	88,700	3,828
Scottish Power PLC	712,300	5,153

Electric, Gas & Sanitary Services (2.1%)
Pennon Group PLC	217,656	3,129
United Utilities PLC	747,689	6,216

	Shares	Value

Food & Kindred Products (0.7%)
Tate & Lyle PLC	497,000	$2,975

Gas Production & Distribution (1.3%)
Snam Rete Gas SpA	1,362,800	5,866

Holding & Other Investment Offices (5.3%)
CFS Gandel Retail Trust	3,538,600	3,424
General Property Trust–Units	991,400	2,409
Health Care Property Investors, Inc.	190,800	4,587
Investa Property Group	1,837,600	2,495
Pan Pacific Retail Properties, Inc.	103,800	5,244
Regency Centers Corporation	79,800	3,423
Ronin Property Group	2,621,000	2,062

Instruments & Related Products (1.1%)
Fuji Photo Film Co., Ltd.–ADR (b)	157,100	4,968

Metal Mining (5.3%)
Anglogold Ltd.–ADR (b)	141,100	4,538
Barrick Gold Corporation (b)	104,300	2,060
Gold Fields Limited–ADR	297,000	3,121
Goldcorp Incorporated	193,500	2,258
Harmony Gold Mining Company Limited–ADR (b)	450,000	4,766
Kinross Gold Corporation (a)(b)	435,200	2,420
Lihir Gold Limited–ADR (a)(b)	212,500	2,994
Placer Dome, Inc.	136,200	2,266

Oil & Gas Extraction (3.7%)
Husky Energy Inc. (b)	250,000	4,787
Nexen Inc.	61,100	2,371
Petro-Canada	49,600	2,131
Santos Limited–ADR	190,200	3,675
Statoil ASA (b)	278,200	3,533

Paper & Allied Products (1.0%)
Carter Holt Harvey Limited	3,327,600	4,370

Paperboard Containers & Boxes (0.8%)
Mayr-Melnhof Karton AG–ADR (b)	114,398	3,688

Petroleum Refining (1.3%)
OMV AG–ADR (b)	154,900	6,031

Pharmaceuticals (5.1%)
Daiichi Pharmaceutical Co., Ltd.	265,200	4,730
Santen Pharmaceutical Co., Ltd.	97,000	1,525
Taisho Pharmaceutical Co., Ltd.	131,000	2,907
Takeda Pharmaceutical Company Limited	149,800	6,579
Tanabe Seiyaku Co., Ltd.	68,000	609
Yamanouchi Pharmaceutical Co., Ltd.	199,000	6,697

Real Estate (1.0%)
Rodamco Europe NV	71,650	4,330

Telecommunications (3.4%)
BCE Inc. (b)	212,300	4,231
Chughwa Telecom Co., Ltd.–ADR	207,000	3,651

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    1

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Telecommunications (continued)
Tele Danmark A/S	58,900	$1,914
Telestra Corporation Limited–ADR	319,300	5,645

Total Common Stocks (cost: $136,268)		162,630

	Principal	Value
SHORT-TERM OBLIGATIONS (36.4%)
Investor’s Bank & Trust Company (d) 0.70%, Repurchase Agreement dated 06/30/2004 to be repurchased at $163,547 on 07/01/2004	$163,547	$163,547

Total Short-Term Obligations (cost: $163,547)		163,547

SECURITY LENDING COLLATERAL (9.1%)

Debt (7.5%)

Agency Discount Notes (0.7%)
Fannie Mae
0.96%, due 07/01/2004	981	981
Federal Home Loan Bank
0.96%, due 07/01/2004	1,226	1,226
0.99%, due 07/01/2004	490	490
0.97%, due 07/02/2004	613	613

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	245	245
Deutsche Bank AG
1.16%, due 10/12/2004	613	613

Commercial Paper (2.2%)
Compass Securitization–144A
1.25%, due 07/23/2004	857	857
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	612	612
General Electric Capital Corporation
1.20%, due 07/19/2004	612	612
1.21%, due 07/22/2004	491	491
1.22%, due 07/23/2004	491	491
1.23%, due 07/26/2004	613	613
1.22%, due 08/04/2004	1,224	1,224
Govco Incorporated–144A
1.25%, due 08/02/2004	245	245
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	489	489
1.22%, due 07/20/2004	244	244
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	245	245
Morgan Stanley
1.58%, due 10/22/2004	564	564
1.58%, due 12/10/2004	1,594	1,594
1.58%, due 03/16/2005	1,545	1,545
Sheffield Receivables–144A
1.24%, due 07/20/2004	368	368

	Principal	Value

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	$613	$613
Den Danske Bank
1.08%, due 07/02/2004	613	613

Euro Dollar Terms (1.8%)
Bank of America Corporation
1.08%, due 07/19/2004	245	245
Bank of Montreal
1.20%, due 07/23/2004	124	124
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	613	613
1.24%, due 07/23/2004	123	123
Bank of the West Inc.
1.28%, due 07/28/2004	245	245
Branch Banking & Trust
1.08%, due 07/14/2004	123	123
Calyon
1.16%, due 07/15/2004	2,331	2,331
1.17%, due 08/04/2004	368	368
1.34%, due 08/24/2004	859	859
Fortis Bank
1.19%, due 07/14/2004	123	123
1.29%, due 09/03/2004	245	245
HBOS PLC
1.30%, due 09/03/2004	245	245
Royal Bank of Canada
1.05%, due 07/08/2004	368	368
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,104	1,104
Wells Fargo & Company
1.19%, due 07/14/2004	491	491
1.25%, due 07/23/2004	245	245
1.24%, due 07/26/2004	245	245

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	736	736
1.64%, due 12/15/2004	491	491

Repurchase Agreements (2.0%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,871 on 07/01/2004	2,871	2,871
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,226 on 07/01/2004	1,226	1,226
Merrill Lynch & Co., Inc. 1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $3,717 on 07/01/2004	3,717	3,717
Morgan Stanley 1.58% Repurchase Agreement dated 06/30/2004 to be repurchased at $1,104 on 07/01/2004	1,104	1,104

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    2

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Investment Companies (1.6%)

Money Market Funds (1.6%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	1,016,241	$1,016
Merrimac Cash Fund–Premium Class
1-day yield of 1.11%	6,307,073	6,307

Total Security Lending Collateral (cost: $41,153)		41,153

Total Investment Securities (cost: $442,765)		$470,645

SUMMARY:
Investments, at value	104.5%	$470,645
Liabilities in excess of other assets	(4.5)%	(20,451)

Net assets	100.0%	$450,194

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(206)	07/01/2004	$(142)	$(1)
Australian Dollar	(981)	07/02/2004	(681)	(2)
Japanese Yen	(739,421)	07/01/2004	(6,805)	25
New Zealand Dollar	(14,433)	07/01/2004	(9,080)	(77)

Total Forward Foreign Currency Contracts			$(16,708)	$(55)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $39,198.
(c)	Cash collateral for the Repurchase Agreements, valued at $9,095, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest
$49,812 Fannie Mae–129223 8.50%, due 08/01/2006	$14,628
$15,496 Fannie Mae ARM–382393 3.87%, due 05/01/2007	14,421
$40,000 Fannie Mae Floating Rate Note Series 2003–107–Class FD 1.80%, due 11/25/2033	37,872
$28,998 Freddie Mac ARM–780214 3.87%, due 01/01/2033	14,225
$42,927 Ginnie Mae ARM–80587 3.50%, due 03/20/2032	14,387
$53,000 Residential Funding Mortgage Securities I, Inc. Series 2003-20–Class 1A2 5.25%, due 12/25/2033	38,079
$45,370 Washington Mutual Floating Rate Note Series 2004-S1–Class 2A1 1.85%, due 03/25/2034	38,113

$171,725

DEFINITIONS:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $3,060 or 0.07% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    3

Federated Growth & Income

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $442,765) (including securities loaned of $39,198)	$470,645
Cash	50
Foreign cash (cost: $37)	36
Receivables:
Investment securities sold	18,809
Interest	1,288
Dividends	852
Dividend reclaims receivable	65
Unrealized appreciation on forward foreign currency contracts	25
Other	38

491,808

Liabilities:
Investment securities purchased	18
Accounts payable and accrued liabilities:
Management and advisory fees	301
Service fees	2
Payable for collateral for securities on loan	41,153
Unrealized depreciation on forward foreign currency contracts	80
Other	60

41,614

Net Assets	$450,194

Net Assets Consist of:
Capital Stock, 50,000 shares authorized ($.01 par value)	$262
Additional paid-in capital	362,297
Undistributed net investment income	17,472
Undistributed net realized gain (loss) from:
Investment securities	42,802
Foreign currency transactions	(435)
Net unrealized appreciation (depreciation) on:
Investment securities	27,880
Translation of assets and liabilities denominated in foreign currencies	(84)

Net Assets	$450,194

Net Assets by Class:
Initial Class	$441,921
Service Class	8,273
Shares Outstanding:
Initial Class	25,746
Service Class	469
Net Asset Value and Offering Price Per Share:
Initial Class	$17.17
Service Class	17.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$2,865
Dividends	4,305
Income from loaned securities–net	68
Less withholding taxes on foreign dividends	(297)

6,941

Expenses:
Management and advisory fees	1,690
Printing and shareholder reports	53
Custody fees	70
Administration fees	34
Legal fees	2
Auditing and accounting fees	7
Directors fees	7
Service fees:
Service Class	6

Total expenses	1,869

Net Investment Income (Loss)	5,072

Net Realized Gain (Loss) from:
Investment securities	29,127
Foreign currency transactions	(435)

28,692

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(31,654)
Translation of assets and liabilities denominated in foreign currencies	(215)

(31,869)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	(3,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,895

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    4

Federated Growth & Income

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,072	$13,130
Net realized gain (loss) from investment securities and foreign currency transactions	28,692	24,290
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(31,869)	64,152

	1,895	101,572

Distributions to Shareholders:
From net investment income:
Initial Class	–	(12,753)
Service Class	–	(2)

	–	(12,755)

From net realized gains:
Initial Class	–	(12,832)
Service Class	–	(18)

	–	(12,850)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	18,796	50,522
Service Class	5,813	2,878

	24,609	53,400

Dividends and distributions reinvested:
Initial Class	–	25,586
Service Class	–	20

	–	25,606

Cost of shares redeemed:
Initial Class	(32,110)	(87,623)
Service Class	(368)	(302)

	(32,478)	(87,925)

	(7,869)	(8,919)

Net increase (decrease) in net assets	(5,974)	67,048

Net Assets:
Beginning of period	456,168	389,120

End of period	$450,194	$456,168

Undistributed Net Investment Income	$17,472	$12,400

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:

Shares issued:
Initial Class	1,097	3,337
Service Class	330	177

	1,427	3,514

Shares issued–reinvested from distributions:
Initial Class	–	1,683
Service Class	–	1

	–	1,684

Shares redeemed:
Initial Class	(1,883)	(5,613)
Service Class	(21)	(18)

	(1,904)	(5,631)

Net increase (decrease) in shares outstanding:
Initial Class	(786)	(593)
Service Class	309	160

	(477)	(433)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    5

Federated Growth & Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$17.09	$0.19	$(0.11)	$0.08	$–	$–	$–	$17.17
	12/31/2003	14.35	0.48	3.24	3.72	(0.49)	(0.49)	(0.98)	17.09
	12/31/2002	15.28	0.62	(0.48)	0.14	(0.35)	(0.72)	(1.07)	14.35
	12/31/2001	13.43	0.64	1.46	2.10	(0.25)	–	(0.25)	15.28
	12/31/2000	10.91	0.51	2.65	3.16	(0.63)	(0.01)	(0.64)	13.43
	12/31/1999	12.28	0.48	(1.00)	(0.52)	(0.75)	(0.10)	(0.85)	10.91
Service Class	06/30/2004	17.57	0.19	(0.13)	0.06	–	–	–	17.63
	12/31/2003	15.04	0.17	2.88	3.05	(0.03)	(0.49)	(0.52)	17.57

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	0.47%	$441,921	0.83%	0.83%	2.25%	35%
	12/31/2003	26.84	453,361	0.81	0.81	3.14	128
	12/31/2002	0.96	389,120	0.81	0.81	4.11	146
	12/31/2001	15.70	281,943	0.86	0.86	4.39	117
	12/31/2000	29.16	122,886	0.86	0.86	4.31	147
	12/31/1999	(4.45)	76,280	0.89	0.89	4.01	117
Service Class	06/30/2004	0.34	8,273	1.08	1.08	2.00	35
	12/31/2003	20.79	2,807	1.08	1.08	1.55	128

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – March 1, 1994

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any. (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income     6

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Federated Growth & Income (“the Fund”), part of ATSF, began operations on March 1, 1994.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    7

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $29 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    8

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $34, for Administration fees, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $17. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$86,384
U.S. Government	20,871
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	187,801
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and foreign currency transactions.

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2003 of $384 (Post-October Loss

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    9

Federated Growth & Income

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$442,720

Unrealized Appreciation	$32,182
Unrealized (Depreciation)	(4,257)

Net Unrealized Appreciation (Depreciation)	$27,925

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Federated Growth & Income    10

Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (99.4%)

Aerospace (7.0%)
United Technologies Corporation	256,137	$23,431

Beverages (5.8%)
Anheuser-Busch Companies, Inc.	14,094	761
Coca-Cola Company (The)	63,000	3,180
PepsiCo, Inc.	282,032	15,196

Business Services (12.9%)
First Data Corporation	537,523	23,931
Omnicom Group, Inc. (b)	248,608	18,867

Chemicals & Allied Products (9.5%)
Colgate-Palmolive Company	266,894	15,600
Procter & Gamble Company (The)	291,936	15,893

Commercial Banks (4.5%)
Citigroup Inc.	318,711	14,820

Computer & Data Processing Services (1.2%)
Microsoft Corporation	143,580	4,101

Computer & Office Equipment (3.6%)
Cisco Systems, Inc. (a)	83,172	1,971
International Business Machines Corporation	113,838	10,035

Electronic & Other Electric Equipment (7.3%)
General Electric Company	753,930	24,427

Electronic Components & Accessories (5.1%)
Intel Corporation	69,770	1,926
Texas Instruments Incorporated	624,300	15,095

Insurance (4.8%)
American International Group, Inc.	214,765	15,308
Berkshire Hathaway Inc.–Class B (a)	191	564

Insurance Agents, Brokers & Service (2.0%)
Marsh & McLennan Companies, Inc. (b)	148,554	6,741

Medical Instruments & Supplies (6.8%)
Medtronic, Inc.	465,667	22,687

Paper & Allied Products (6.9%)
3M Company	256,002	23,043

Pharmaceuticals (12.7%)
Abbott Laboratories	357,503	14,572
Hospira, Inc. (a)	36,399	1,005
Johnson & Johnson	117,101	6,523
Pfizer Inc.	439,606	15,070
Wyeth	138,584	5,011

Security & Commodity Brokers (9.3%)
Goldman Sachs Group, Inc. (The)	69,696	6,563
Lehman Brothers Holdings Inc.	200,300	15,072
Merrill Lynch & Co., Inc.	169,000	9,123

Total Common Stocks (cost: $297,974)		330,516

	Principal	Value

SECURITY LENDING COLLATERAL (2.5%)

Debt (2.1%)

Agency Discount Notes (0.2%)
Fannie Mae
0.96%, due 07/01/2004	$197	$197
Federal Home Loan Bank
0.96%, due 07/01/2004	246	246
0.99%, due 07/01/2004	98	98
0.97%, due 07/02/2004	123	123

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	49	49
Deutsche Bank AG
1.16%, due 10/12/2004	123	123

Commercial Paper (0.6%)
Compass Securitization–144A
1.25%, due 07/23/2004	172	172
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	123	123
General Electric Capital Corporation
1.20%, due 07/19/2004	123	123
1.21%, due 07/22/2004	98	98
1.22%, due 07/23/2004	98	98
1.23%, due 07/26/2004	123	123
1.22%, due 08/04/2004	245	245
Govco Incorporated–144A
1.25%, due 08/02/2004	49	49
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	98	98
1.22%, due 07/20/2004	49	49
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	49	49
Morgan Stanley
1.58%, due 10/22/2004	113	113
1.58%, due 12/10/2004	319	319
1.58%, due 03/16/2005	310	310
Sheffield Receivables–144A
1.24%, due 07/20/2004	74	74

Euro Dollar Overnight (0.1%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	123	123
Den Danske Bank
1.08%, due 07/02/2004	123	123

Euro Dollar Terms (0.5%)
Bank of America Corporation
1.08%, due 07/19/2004	49	49
Bank of Montreal
1.20%, due 07/23/2004	25	25
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	123	123
1.24%, due 07/23/2004	25	25

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    1

Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc. 1.28%, due 07/28/2004	$49	$49
Branch Banking & Trust 1.08%, due 07/14/2004	25	25
Calyon 1.16%, due 07/15/2004	467	467
1.17%, due 08/04/2004	74	74
1.34%, due 08/24/2004	172	172
Fortis Bank 1.19%, due 07/14/2004	25	25
1.29%, due 09/03/2004	49	49
HBOS PLC 1.30%, due 09/03/2004	49	49
Royal Bank of Canada 1.05%, due 07/08/2004	74	74
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	221	221
Wells Fargo & Company 1.19%, due 07/14/2004	98	98
1.25%, due 07/23/2004	49	49
1.24%, due 07/26/2004	49	49

Master Notes (0.1%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	147	147
1.64%, due 12/15/2004	98	98

Repurchase Agreements (0.5%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $574 on 07/01/2004	574	574

	Principal	Value

Repurchase Agreements (continued)
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $246 on 07/01/2004	$246	$246
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $744 on 07/01/2004	744	744
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $221 on 07/01/2004	221	221

	Shares	Value
Investment Companies (0.4%)

Money Market Funds (0.4%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	203,624	$204
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	1,263,748	1,264

Total Security Lending Collateral (cost: $8,246)		8,246

Total Investment Securities (cost: $306,220)		$338,762

SUMMARY:
Investments, at value	101.9%	$338,762
Liabilities in excess of other assets	(1.9)%	(6,336)

Net assets	100.0%	$332,426

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $8,048.
(c)	Cash collateral for the Repurchase Agreements, valued at $1,822, that serve as collateral for securities lending are invested in corporate bonds with interest and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $614 or 0.18% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    2

Great Companies–AmericaSM

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 306,220) (including securities loaned of $8,048)	$338,762
Cash	1,848
Receivables:
Interest	3
Dividends	310
Other	9

340,932

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	233
Service fees	1
Payable for collateral for securities on loan	8,246
Other	26

8,506

Net Assets	$332,426

Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$341
Additional paid-in capital	312,988
Undistributed net investment income	2,667
Accumulated net realized gain (loss) from: Investment securities	(16,112)
Net unrealized appreciation (depreciation) on:
Investment securities	32,542

Net Assets	$332,426

Net Assets by Class:
Initial Class	$330,089
Service Class	2,337
Shares Outstanding:
Initial Class	33,866
Service Class	239
Net Asset Value and Offering Price Per Share:
Initial Class	$9.75
Service Class	9.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$11
Dividends	1,976
Income from loaned securities–net	4

1,991

Expenses:
Management and advisory fees	1,033
Printing and shareholder reports	32
Custody fees	12
Administration fees	19
Legal fees	1
Auditing and accounting fees	7
Directors fees	3
Service fees:
Service Class	2

Total expenses	1,109

Net Investment Income (Loss)	882

Net Realized Gain (Loss) from:
Investment securities	11,156
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(12,266)

Net Gain (Loss) on Investment Securities	(1,110)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(228)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    3

Great Companies–AmericaSM

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$882	$1,785
Net realized gain (loss) from investment securities	11,156	(5,244)
Net unrealized appreciation (depreciation) on investment securities	(12,266)	60,596

	(228)	57,137

Distributions to Shareholders:
From net investment income:
Initial Class	–	(997)
Service Class	–	–

	–	(997)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	10,461	64,421
Service Class	1,832	527

	12,293	64,948

Proceeds from fund acquisition:
Initial Class	124,290	–
Service Class	235	–

	124,525	–

Dividends and distributions reinvested:
Initial Class	–	997
Service Class	–	–

	–	997

Cost of shares redeemed:
Initial Class	(33,653)	(126,260)
Service Class	(269)	(28)

	(33,922)	(126,288)

	102,896	(60,343)

Net increase (decrease) in net assets	102,668	(4,203)

Net Assets:
Beginning of period	229,758	233,961

End of period	$332,426	$229,758

Undistributed Net Investment Income	$2,667	$1,785

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,066	7,947
Service Class	188	58

	1,254	8,005

Shares issued–on fund acquisition:
Initial Class	12,824	–
Service Class	24	–

	12,848	–

Shares issued–reinvested from distributions:
Initial Class	–	113
Service Class	–	–

	–	113

Shares redeemed:
Initial Class	(3,452)	(14,308)
Service Class	(28)	(3)

	(3,480)	(14,311)

Net increase (decrease) in shares outstanding:
Initial Class	10,438	(6,248)
Service Class	184	55

	10,622	(6,193)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    4

Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$9.78	$0.03	$(0.06)	$(0.03)	$–	$–	$–	$9.75
	12/31/2003	7.88	0.06	1.88	1.94	(0.04)	–	(0.04)	9.78
	12/31/2002	9.96	0.05	(2.11)	(2.06)	(0.02)	–	(0.02)	7.88
	12/31/2001	11.38	0.04	(1.43)	(1.39)	(0.03)	–	(0.03)	9.96
	12/31/2000	10.00	0.04	1.34	1.38	–	–	–	11.38
Service Class	06/30/2004	9.81	0.02	(0.07)	(0.05)	–	–	–	9.76
	12/31/2003	8.37	0.03	1.41	1.44	–	–	–	9.81

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	(0.31)%	$330,089	0.85%	0.85%	0.67%	42%
	12/31/2003	24.67	229,217	0.85	0.85	0.73	39
	12/31/2002	(20.69)	233,961	0.88	0.88	0.54	31
	12/31/2001	(12.20)	152,874	0.89	0.89	0.39	70
	12/31/2000	13.80	83,121	0.91	0.91	0.52	15
Service Class	06/30/2004	(0.51)	2,337	1.10	1.10	0.42	42
	12/31/2003	17.25	541	1.12	1.12	0.50	39

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2000

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM     5

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies–AmericaSM (“the Fund”), part of ATSF, began operations on May 1, 2000. The fund is “non-diversified” under 1940 Act.

On May 3, 2004, the Fund acquired all the net assets of GE U.S. Equity pursuant to a plan of reorganization approved by shareholders. The acquisition was accomplished by a tax-free exchange of 12,848 shares of the Fund for the 9,533 shares of GE U.S. Equity outstanding on April 30, 2004. GE U.S. Equity’s net assets at that date, $124,526 including $11,396 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $346,704.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program net income for its services.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    6

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.80% of ANA

From May 1, 2004 on:

0.775% of first $250 million of ANA

0.75% of ANA over $250 million

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.79%.

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    7

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $19 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $13. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$106,143
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	124,422
U.S. Government	3,270
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$4,494	December 31, 2009
8,761	December 31, 2010
9,588	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$312,975

Unrealized Appreciation	$28,540
Unrealized (Depreciation)	(2,753)

Net Unrealized Appreciation (Depreciation)	$25,787

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    8

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

GE U.S. Equity

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of GE U.S. Equity (the “Acquired Fund”) by Great Companies – AmericaSM (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

For	Against	Abstain
87.18%	7.54%	5.28%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–AmericaSM    9

Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (96.0%)

Business Services (14.7%)
Accenture Ltd–Class A (a)	13,300	$365
eBay Inc. (a)	144,400	13,278
First Data Corporation	462,717	20,600

Communications Equipment (4.8%)
Motorola, Inc.	11,800	215
QUALCOMM Incorporated	151,300	11,042

Computer & Data Processing Services (25.7%)
Electronic Arts Inc. (a)	282,700	15,421
Microsoft Corporation	676,600	19,324
Oracle Corporation (a)	29,100	347
PeopleSoft, Inc. (a)	8,100	150
SAP AG–ADR	8,300	347
Symantec Corporation (a)	219,100	9,591
VeriSign, Inc. (a)	13,600	271
Yahoo! Inc. (a)(b)	393,740	14,305

Computer & Office Equipment (19.8%)
Cisco Systems, Inc. (a)	449,100	10,644
Dell Inc. (a)	422,800	15,145
EMC Corporation (a)	1,320,000	15,048
International Business Machines Corporation	59,600	5,254

Electronic & Other Electric Equipment (0.2%)
Samsung Electronics Co., Ltd–GDR–144A (USD)	2,400	494

Electronic Components & Accessories (21.4%)
Agere Systems Inc.–Class A (a)(b)	74,700	172
Altera Corporation (a)	10,700	238
Analog Devices, Inc. (b)	215,200	10,131
Intel Corporation	307,076	8,475
Linear Technology Corporation	6,000	237
Maxim Integrated Products	213,100	11,171
PMC–Sierra, Inc. (a)(b)	10,900	156
Texas Instruments Incorporated	352,200	8,516
Xilinx, Inc.	310,600	10,345

Industrial Machinery & Equipment (2.1%)
Applied Materials, Inc. (a)	239,300	4,695
Lam Research Corporation (a)	9,800	263

Instruments & Related Products (3.2%)
KLA–Tencor Corporation (a)(b)	4,500	222
Waters Corporation (a)	151,800	7,253

Pharmaceuticals (4.1%)
Amgen Inc. (a)	152,600	8,327
Amylin Pharmaceuticals, Inc. (a)(b)	7,700	176
Dendreon Corporation (a)	4,700	58
Gilead Sciences, Inc. (a)	2,500	168
Guilford Pharmaceuticals Inc. (a)(b)	20,000	95
Ilex Oncology, Inc. (a)	7,000	175
Invitrogen Corporation (a)	3,300	238
Medimmune, Inc. (a)	10,200	239

	Shares	Value

Radio & Television Broadcasting (0.0%)
Sirius Satellite Radio Inc. (a)	20,900	$64

Total Common Stocks (cost: $177,833)		223,255

	Principal	Value
SECURITY LENDING COLLATERAL (7.4%)

Debt (6.1%)

Agency Discount Notes (0.6%)
Fannie Mae 0.96%, due 07/01/2004	$412	$412
Federal Home Loan Bank
0.96%, due 07/01/2004	515	515
0.99%, due 07/01/2004	206	206
0.97%, due 07/02/2004	258	258

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	103	103
Deutsche Bank AG 1.16%, due 10/12/2004	258	258

Commercial Paper (1.8%)
Compass Securitization–144A 1.25%, due 07/23/2004	360	360
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	257	257
General Electric Capital Corporation
1.20%, due 07/19/2004	257	257
1.21%, due 07/22/2004	206	206
1.22%, due 07/23/2004	206	206
1.23%, due 07/26/2004	258	258
1.22%, due 08/04/2004	514	514
Govco Incorporated–144A 1.25%, due 08/02/2004	103	103
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	206	206
1.22%, due 07/20/2004	102	102
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	103	103
Morgan Stanley
1.58%, due 10/22/2004	237	237
1.58%, due 12/10/2004	669	669
1.58%, due 03/16/2005	648	648
Sheffield Receivables–144A 1.24%, due 07/20/2004	155	155

Euro Dollar Overnight (0.2%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	258	258
Den Danske Bank 1.08%, due 07/02/2004	258	258

Euro Dollar Terms (1.5%)
Bank of America Corporation 1.08%, due 07/19/2004	103	103

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of Montreal 1.20%, due 07/23/2004	$52	$52
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	258	258
1.24%, due 07/23/2004	52	52
Bank of the West Inc. 1.28%, due 07/28/2004	103	103
Branch Banking & Trust 1.08%, due 07/14/2004	52	52
Calyon
1.16%, due 07/15/2004	978	978
1.17%, due 08/04/2004	155	155
1.34%, due 08/24/2004	361	361
Fortis Bank
1.19%, due 07/14/2004	52	52
1.29%, due 09/03/2004	103	103
HBOS PLC 1.30%, due 09/03/2004	103	103
Royal Bank of Canada 1.05%, due 07/08/2004	155	155
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	464	464
Wells Fargo & Company
1.19%, due 07/14/2004	206	206
1.25%, due 07/23/2004	103	103
1.24%, due 07/26/2004	103	103

Master Notes (0.2%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	309	309
1.64%, due 12/15/2004	206	206

	Principal	Value

Repurchase Agreements (1.6%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,205 on 07/01/2004	$1,205	$1,205
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $515 on 07/01/2004	515	515
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,560 on 07/01/2004	1,560	1,560
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $464 on 07/01/2004	464	464

	Shares	Value
Investment Companies (1.3%)

Money Market Funds (1.3%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	426,879	$427
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	2,649,328	2,649

Total Security Lending Collateral (cost: $17,287)		17,287

Total Investment Securities (cost: $195,120)		$240,542

SUMMARY:
Investments, at value	103.4%	$240,542
Liabilities in excess of other assets	(3.4)%	(7,984)

Net assets	100.0%	$232,558

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $16,551.
(c)	Cash collateral for the Repurchase Agreements, valued at $3,820, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,780 or 0.77% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 195,120) (including securities loaned of $16,551)	$240,542
Cash	8,621
Foreign cash (cost: $814)	840
Receivables:
Interest	3
Dividends	10
Other	10

250,026

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	164
Payable for collateral for securities on loan	17,287
Other	17

17,468

Net Assets	$232,558

Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$556
Additional paid-in capital	216,093
Accumulated net investment loss	(715)
Accumulated net realized gain (loss) from:
Investment securities	(28,805)
Written option contracts	3
Foreign currency transactions	(22)
Net unrealized appreciation (depreciation) on:
Investment securities	45,422
Translation of assets and liabilities denominated in foreign currencies	26

Net Assets	$232,558

Net Assets by Class:
Initial Class	$230,668
Service Class	1,890
Shares Outstanding:
Initial Class	55,108
Service Class	453
Net Asset Value and Offering Price Per Share:
Initial Class	$4.19
Service Class	4.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$18
Dividends	169
Income from loaned securities–net	10

197

Expenses:
Management and advisory fees	861
Printing and shareholder reports	10
Custody fees	12
Administration fees	16
Legal fees	1
Auditing and accounting fees	7
Directors fees	3
Service fees:
Service Class	2

Total expenses	912

Net Investment Income (Loss)	(715)

Net Realized Gain (Loss) from:
Investment securities	3,251
Written option contracts	3
Foreign currency transactions	(22)

3,232

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	9,354
Translation of assets and liabilities denominated in foreign currencies	26

9,380

Net Gain (Loss) on Investment Securities, Option Contracts and Foreign Currency Transactions	12,612

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,897

The notes to the financial statements are an integral part of this report.

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STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(715)	$(789)
Net realized gain (loss) from investment securities, written option contracts and foreign currency transactions	3,232	5,445
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	9,380	49,330

	11,897	53,986

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,414	137,067
Service Class	879	769

	25,293	137,836

Proceeds from fund acquisition:
Initial Class	20,928	–
Service Class	518	–

	21,446	–

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(39,644)	(31,243)
Service Class	(338)	(109)

	(39,982)	(31,352)

	6,757	106,484

Net increase (decrease) in net assets	18,654	160,470

Net Assets:
Beginning of period	213,904	53,434

End of period	$232,558	$213,904

Accumulated Net Investment Loss	$(715)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	5,998	43,188
Service Class	219	215

	6,217	43,403

Shares Issued–on fund acquisition
Initial Class	5,341	–
Service Class	132	–

	5,473	–

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(9,867)	(9,878)
Service Class	(85)	(28)

	(9,952)	(9,906)

Net increase (decrease) in shares outstanding:
Initial Class	1,472	33,310
Service Class	266	187

	1,738	33,497

The notes to the financial statements are an integral part of this report.

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FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$3.97	$(0.01)	$0.23	$0.22	$–	$–	$–	$4.19
	12/31/2003	2.63	(0.02)	1.36	1.34	–	–	–	3.97
	12/31/2002	4.25	(0.03)	(1.59)	(1.62)	–	–	–	2.63
	12/31/2001	6.74	(0.03)	(2.46)	(2.49)	–	–	–	4.25
	12/31/2000	10.00	(0.01)	(3.25)	(3.26)	–	–	–	6.74
Service Class	06/30/2004	3.97	(0.02)	0.22	0.20	–	–	–	4.17
	12/31/2003	3.00	(0.02)	0.99	0.97	–	–	–	3.97

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	5.54%	$230,668	0.85%	0.85%	(0.66)%	25%
	12/31/2003	50.95	213,164	0.87	0.87	(0.57)	40
	12/31/2002	(38.12)	53,434	1.00	1.01	(0.79)	86
	12/31/2001	(36.94)	56,885	0.99	0.99	(0.66)	75
	12/31/2000	(32.60)	24,159	1.00	1.05	(0.16)	48
Service Class	06/30/2004	5.04	1,890	1.10	1.10	(0.91)	25
	12/31/2003	32.33	740	1.12	1.12	(0.83)	40

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2000

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

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NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies–TechnologySM (“the Fund”), part of ATSF, began operations on May 1, 2000.

On May 3, 2004, the Fund acquired all the net assets of BlackRock Global Science & Technology Opportunities pursuant to a plan of reorganization approved by shareholders of BlackRock Global Science & Technology Opportunities. The acquisition was accomplished by a tax-free exchange of 5,473 shares of the Fund for the 2,595 shares of BlackRock Global Science & Technology Opportunities outstanding on April 30, 2004. BlackRock Global Science & Technology Opportunities’ net assets at that date $2,446, including $628 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $235,004.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $13 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

lending program. IBT earned $4 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Option contracts are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$10,376	4%
Asset Allocation–Growth Portfolio	24,104	10%
Asset Allocation–Moderate Growth Portfolio	43,744	19%
Asset Allocation–Moderate Portfolio	44,570	20%

Total	$122,794	53%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $16 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$50,756
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	56,902
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–TechnologySM    8

Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$7,553	December 31, 2009
22,190	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$197,220

Unrealized Appreciation	$44,077
Unrealized (Depreciation)	(755)

Net Unrealized Appreciation (Depreciation)	$43,322

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–TechnologySM    9

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

BlackRock Global Science & Technology Opportunities

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of BlackRock Global Science & Technology Opportunities (the “Acquired Fund”) by Great Companies – TechnologySM (the “Acquiring Fund”), solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

For	Against	Abstain
86.18%	6.08%	7.74%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Great Companies–TechnologySM    10

Janus Growth

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (88.6%)

Air Transportation (2.0%)
FedEx Corporation (b)	424,175	$34,651

Automotive Dealers & Service Stations (1.8%)
Advance Auto Parts, Inc. (a)	698,190	30,846

Beer, Wine & Distilled Beverages (1.0%)
LVMH Moet Hennessy Louis Vuitton SA (b)	230,573	16,686

Business Services (6.3%)
Clear Channel Communications, Inc. (b)	1,965,535	72,627
eBay Inc. (a)	378,215	34,777

Chemicals & Allied Products (1.4%)
Procter & Gamble Company (The)	432,110	23,524

Commercial Banks (5.9%)
Citigroup Inc.	551,220	25,632
MBNA Corporation	1,673,560	43,161
Northern Trust Corporation	375,975	15,896
Providian Financial Corporation (a)(b)	1,022,835	15,005

Communication (4.6%)
Liberty Media Corporation–Class A (a)	6,690,937	60,152
Liberty Media International, Inc.–Class A (a)	334,546	12,412
XM Satellite Radio Holdings Inc.–Class A (a)(b)	177,130	4,834

Communications Equipment (2.0%)
Motorola, Inc.	1,148,690	20,964
Research In Motion Limited (a)(b)	196,645	13,458

Computer & Data Processing Services (11.5%)
Check Point Software Technologies, Ltd. (a)(b)	740,730	19,992
Electronic Arts Inc. (a)(b)	1,159,920	63,274
Yahoo! Inc. (a)(b)	3,084,030	112,043

Computer & Office Equipment (5.1%)
Cisco Systems, Inc. (a)	2,141,950	50,764
Lexmark International, Inc. (a)	367,560	35,480

Electronic Components & Accessories (4.9%)
Advanced Micro Devices, Inc. (a)(b)	3,181,435	50,585
Maxim Integrated Products	389,756	20,431
Xilinx, Inc.	339,292	11,302

Furniture & Fixtures (1.0%)
Kinetic Concepts, Inc. (a)	339,050	16,919

Hotels & Other Lodging Places (3.8%)
Marriott International, Inc.–Class A (b)	555,420	27,704
Starwood Hotels & Resorts Worldwide, Inc.	830,775	37,259

Instruments & Related Products (1.3%)
Alcon, Inc.	273,925	21,544

Insurance (4.1%)
UnitedHealth Group Incorporated	1,111,685	69,202

Manufacturing Industries (0.6%)
International Game Technology	245,465	9,475

Medical Instruments & Supplies (8.1%)
Biomet, Incorporated	535,310	23,789
Boston Scientific Corporation (a)	636,055	27,223
Medtronic, Inc.	1,790,760	87,246

	Shares	Value

Paper & Allied Products (1.3%)
3M Company	252,650	$22,741

Personal Credit Institutions (1.1%)
SLM Corporation	457,930	18,523

Pharmaceuticals (13.5%)
Amgen Inc. (a)	594,990	32,469
Celgene Corporation (a)(b)	397,690	22,772
Elan Corporation PLC–ADR (a)(b)	315,280	7,800
Eon Labs, Inc. (a)	146,390	5,992
Forest Laboratories, Inc. (a)	591,710	33,509
Genentech, Inc. (a)	1,358,500	76,348
Roche Holding AG–Genusschein	420,959	41,676
Teva Pharmaceutical Industries Ltd.–ADR (b)	125,658	8,456

Restaurants (1.5%)
McDonald’s Corporation	965,300	25,098

Retail Trade (4.5%)
Amazon.com, Inc. (a)(b)	768,560	41,810
Staples, Inc.	1,196,355	35,064

Security & Commodity Brokers (0.6%)
Legg Mason, Inc.	106,625	9,704

U.S. Government Agencies (0.7%)
Fannie Mae	177,245	12,648

Total Common Stocks (cost: $1,164,330)		1,503,467

	Principal	Value
SECURITY LENDING COLLATERAL (11.3%)

Debt (9.3%)

Agency Discount Notes (0.9%)
Fannie Mae
0.96%, due 07/01/2004	$4,576	$4,576
Federal Home Loan Bank
0.96%, due 07/01/2004	5,719	5,719
0.99%, due 07/01/2004	2,286	2,286
0.97%, due 07/02/2004	2,860	2,860

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	1,144	1,144
Deutsche Bank AG
1.16%, due 10/12/2004	2,860	2,860

Commercial Paper (2.9%)
Compass Securitization–144A
1.25%, due 07/23/2004	3,998	3,998
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	2,855	2,855
General Electric Capital Corporation
1.20%, due 07/19/2004	2,853	2,853
1.21%, due 07/22/2004	2,288	2,288
1.22%, due 07/23/2004	2,288	2,288
1.23%, due 07/26/2004	2,860	2,860
1.22%, due 08/04/2004	5,709	5,709

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    1

Janus Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
Govco Incorporated–144A
1.25%, due 08/02/2004	$1,144	$1,144
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	2,282	2,282
1.22%, due 07/20/2004	1,138	1,138
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	1,144	1,144
Morgan Stanley
1.58%, due 10/22/2004	2,630	2,630
1.58%, due 12/10/2004	7,436	7,436
1.58%, due 03/16/2005	7,207	7,207
Sheffield Receivables–144A
1.24%, due 07/20/2004	1,716	1,716

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	2,860	2,860
Den Danske Bank
1.08%, due 07/02/2004	2,860	2,860

Euro Dollar Terms (2.2%)
Bank of America Corporation
1.08%, due 07/19/2004	1,144	1,144
Bank of Montreal
1.20%, due 07/23/2004	580	580
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	2,860	2,860
1.24%, due 07/23/2004	572	572
Bank of the West Inc.
1.28%, due 07/28/2004	1,144	1,144
Branch Banking & Trust
1.08%, due 07/14/2004	572	572
Calyon
1.16%, due 07/15/2004	10,868	10,868
1.17%, due 08/04/2004	1,716	1,716
1.34%, due 08/24/2004	4,004	4,004
Fortis Bank
1.19%, due 07/14/2004	572	572
1.29%, due 09/03/2004	1,144	1,144
HBOS PLC
1.30%, due 09/03/2004	1,144	1,144
Royal Bank of Canada
1.05%, due 07/08/2004	1,716	1,716

	Principal	Value

Euro Dollar Terms (continued)
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	$5,148	$5,148
Wells Fargo & Company
1.19%, due 07/14/2004	2,288	2,288
1.25%, due 07/23/2004	1,144	1,144
1.24%, due 07/26/2004	1,144	1,144

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	3,432	3,432
1.64%, due 12/15/2004	2,288	2,288

Repurchase Agreements (2.5%) (c)
Credit Suisse First Boston (USA), Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $13,385 on 07/01/2004	13,385	13,385
Goldman Sachs Group Inc. (The)
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,720 on 07/01/2004	5,720	5,720
Merrill Lynch & Co., Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $17,332 on 07/01/2004	17,332	17,332
Morgan Stanley
1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,148 on 07/01/2004	5,148	5,148

	Shares	Value
Investment Companies (2.0%)

Money Market Funds (2.0%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	4,739,670	$4,740
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	29,415,707	29,416

Total Security Lending Collateral (cost: $191,934)		191,934

Total Investment Securities (cost: $1,356,264)		$1,695,401

SUMMARY:
Investments, at value	99.9%	$1,695,401
Other assets in excess of liabilities	0.1%	1,744

Net assets	100.0%	$1,697,145

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $183,563.
(c)	Cash collateral for the Repurchase Agreements, valued at $42,416, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $14,277 or 0.01% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    2

Janus Growth

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,356,264) (including securities loaned of $183,563)	$1,695,401
Cash	183,875
Receivables:
Investment securities sold	14,066
Interest	42
Dividends	777
Dividend reclaims receivable	43
Other	118

1,894,322

Liabilities:
Investment securities purchased	3,841
Accounts payable and accrued liabilities:
Management and advisory fees	1,209
Payable for collateral for securities on loan	191,934
Other	193

197,177

Net Assets	$1,697,145

Net Assets Consist of:
Capital stock, 850,000 shares authorized ($.01 par value)	$525
Additional paid-in capital	2,268,759
Accumulated net investment loss	(2,041)
Accumulated net realized gain (loss) from:
Investment securities	(909,258)
Foreign currency transactions	23
Net unrealized appreciation (depreciation) on: Investment securities	339,137

Net Assets	$1,697,145

Net Assets by Class:
Initial Class	$1,695,493
Service Class	1,652
Shares Outstanding:
Initial Class	52,491
Service Class	51
Net Asset Value and Offering Price Per Share:
Initial Class	$32.30
Service Class	32.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$205
Dividends	5,016
Income from loaned securities–net	131
Less withholding taxes on foreign dividends	(210)

5,142

Expenses:
Management and advisory fees	6,732
Printing and shareholder reports	202
Custody fees	88
Administration fees	126
Legal fees	7
Auditing and accounting fees	6
Directors fees	25
Service fees:
Service Class	2

Total expenses	7,188
Less:
Advisory fee waiver and expense reimbursement	(5)

Net expenses	7,183

Net Investment Income (Loss)	(2,041)

Net Realized Gain (Loss) from:
Investment securities	79,585
Foreign currency transactions	23

79,608

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	36,003
Translation of assets and liabilities denominated in foreign currencies	(1)

36,002

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	115,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,569

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    3

Janus Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the year or period ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(2,041)	$(4,302)
Net realized gain (loss) from investment securities and foreign currency transactions	79,608	(72,299)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	36,002	475,138

	113,569	398,537

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	22,126	180,078
Service Class	876	814

	23,002	180,892

Proceeds from fund acquisition:
Initial Class	–	246,159
Service Class	–	–

	–	246,159

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(139,826)	(234,533)
Service Class	(124)	(71)

	(139,950)	(234,604)

	(116,948)	192,447

Net increase (decrease) in net assets	(3,379)	590,984

Net Assets:
Beginning of period	1,700,524	1,109,540

End of period	$1,697,145	$1,700,524

Accumulated Net Investment Loss	$(2,041)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	705	6,871
Service Class	28	29

	733	6,900

Shares issued–on fund acquisition:
Initial Class	–	9,914
Service Class	–	–

	–	9,914

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(4,491)	(9,012)
Service Class	(4)	(2)

	(4,495)	(9,014)

Net increase (decrease) in shares outstanding:
Initial Class	(3,786)	(2,141)
Service Class	24	27

	(3,762)	7,800

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    4

Janus Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$30.20	$(0.04)	$2.14	$2.10	$–	$–	$–	$32.30
	12/31/2003	22.88	(0.08)	7.40	7.32	–	–	–	30.20
	12/31/2002	32.65	(0.09)	(9.68)	(9.77)	–	–	–	22.88
	12/31/2001	47.34	(0.12)	(13.24)	(13.36)	–	(1.33)	(1.33)	32.65
	12/31/2000	78.00	(0.14)	(21.10)	(21.24)	(0.10)	(9.32)	(9.42)	47.34
	12/31/1999	59.94	(0.04)	34.02	33.98	(1.17)	(14.75)	(15.92)	78.00
Service Class	06/30/2004	30.15	(0.07)	2.13	2.06	–	–	–	32.21
	12/31/2003	24.83	(0.08)	5.40	5.32	–	–	–	30.15

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	6.95%	$1,695,493	0.85%	0.85%	(0.24)%	23%
	12/31/2003	31.99	1,699,707	0.84	0.84	(0.30)	64
	12/31/2002	(29.92)	1,109,540	0.86	0.86	(0.33)	68
	12/31/2001	(28.20)	1,892,586	0.89	0.89	(0.33)	60
	12/31/2000	(28.94)	2,957,087	0.82	0.82	(0.18)	49
	12/31/1999	59.67	4,141,240	0.82	0.82	(0.05)	71
Service Class	06/30/2004	6.83	1,652	1.10	1.10	(0.47)	23
	12/31/2003	21.43	817	1.10	1.10	(0.56)	64

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – October 2, 1986

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    5

Janus Growth

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Janus Growth (“the Fund”), part of ATSF, began operations on October 2, 1986.

On May 1, 2003, the Fund acquired all the net assets of Janus Growth II pursuant to a plan of reorganization approved by shareholders of Janus Growth II on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 9,914 shares of the Fund for the 6,961 shares of Janus Growth II outstanding on April 30, 2003. Janus Growth II’s net assets at that date $246,159, including $4,068 of unrealized depreciation were combined with those of the Fund, resulting in combined net assets of $1,411,921.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among other: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    6

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $197 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $56 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    7

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned sub- sidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the ATSF and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at June 30, 2004 was $62.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $126 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $64. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$346,888
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	486,820
U.S. Government	2,931

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    8

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$599,605	December 31, 2009
293,625	December 31, 2010
80,862	December 31, 2011

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003 of $10,045 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$1,359,006

Unrealized Appreciation	$382,534
Unrealized (Depreciation)	(46,139)

Net Unrealized Appreciation (Depreciation)	$336,395

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Janus Growth    9

Jennison Growth

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (98.5%)

Apparel & Accessory Stores (1.3%)
Chico’s FAS, Inc. (a)(b)	43,800	$1,978

Business Services (2.8%)
eBay Inc. (a)	47,700	4,386

Chemicals & Allied Products (3.6%)
Avon Products, Inc. (b)	49,300	2,275
Lauder (Estee) Companies Inc. (The)–Class A	22,600	1,102
Procter & Gamble Company (The)	27,800	1,513
Smith International, Inc. (a)	13,700	764

Commercial Banks (6.0%)
Citigroup Inc.	78,033	3,629
Morgan Chase & Co. (J.P.)	97,500	3,780
State Street Corporation	39,300	1,927

Communication (1.7%)
DIRECTV Group, Inc. (The) (a)	82,100	1,404
Viacom, Inc.–Class B	34,200	1,222

Computer & Data Processing Services (12.3%)
Amdocs Limited (a)	25,300	593
Electronic Arts Inc. (a)	57,800	3,153
Mercury Interactive Corporation (a)(b)	27,500	1,370
Microsoft Corporation	168,100	4,801
SAP AG–ADR (b)	79,600	3,328
Symantec Corporation (a)	33,200	1,453
Yahoo! Inc. (a)	126,500	4,596

Computer & Office Equipment (9.5%)
Apple Computer, Inc. (a)	61,400	1,998
Cisco Systems, Inc. (a)	222,100	5,264
Dell Inc. (a)	114,100	4,087
International Business Machines Corporation	31,700	2,794
Lexmark International, Inc. (a)	8,400	811

Department Stores (0.4%)
Kohl’s Corporation (a)	16,100	681

Educational Services (1.6%)
Apollo Group, Inc.–Class A (a)	27,900	2,463

Electronic & Other Electric Equipment (3.5%)
General Electric Company	129,400	4,193
Harman International Industries, Incorporated	14,100	1,283

Electronic Components & Accessories (9.3%)
Intel Corporation	190,400	5,255
Marvell Technology Group Ltd. (a)(b)	78,600	2,099
Maxim Integrated Products	40,800	2,139
National Semiconductor Corporation (a)	70,500	1,550
Texas Instruments Incorporated	147,000	3,554

Food Stores (2.7%)
Kroger Co. (The) (a)	69,600	1,267
Whole Foods Market, Inc. (b)	31,000	2,959

	Shares	Value

Furniture & Home Furnishings Stores (2.0%)
Bed Bath & Beyond Inc. (a)	81,100	$3,118

Health Services (1.5%)
Caremark Rx, Inc. (a)	71,800	2,365

Instruments & Related Products (2.5%)
Agilent Technologies, Inc. (a)	105,400	3,086
Alcon, Inc.	11,100	873

Insurance (1.5%)
American International Group, Inc.	32,800	2,338

Lumber & Other Building Materials (1.3%)
Lowe’s Companies, Inc.	40,200	2,113

Medical Instruments & Supplies (1.6%)
Guidant Corporation	26,200	1,464
Medtronic, Inc.	20,500	999

Oil & Gas Extraction (5.5%)
BJ Services Company (a)(b)	53,600	2,457
Schlumberger Limited	54,300	3,449
Total Fina Elf SA–ADR	25,800	2,479
Weatherford International Ltd. (a)	5,200	234

Pharmaceuticals (14.0%)
Allergan, Inc.	24,100	2,157
Amgen Inc. (a)	42,800	2,336
AstraZeneca PLC–ADR (b)	39,200	1,789
Genentech, Inc. (a)	50,400	2,832
Gilead Sciences, Inc. (a)	35,100	2,352
IVAX Corporation (a)(b)	21,000	504
Lilly (Eli) and Company	36,900	2,580
Medimmune, Inc. (a)	38,900	910
Novartis AG–ADR	41,500	1,847
Pfizer Inc.	85,640	2,936
Roche Holding AG–ADR	17,900	1,772

Radio & Television Broadcasting (1.5%)
Univision Communications Inc.–Class A (a)	73,200	2,337

Restaurants (2.5%)
Starbucks Corporation (a)	90,800	3,948

Retail Trade (1.6%)
Tiffany & Co.	66,000	2,432

Security & Commodity Brokers (4.7%)
American Express Company	75,600	3,884
Goldman Sachs Group, Inc. (The)	19,100	1,798
Merrill Lynch & Co., Inc.	30,400	1,641

Telecommunications (0.1%)
Vodafone Group PLC-ADR	10,000	221

Transportation & Public Utilities (1.0%)
InterActiveCorp (a)(b)	52,100	1,570

Variety Stores (2.5%)
Costco Wholesale Corporation	42,600	1,750
Target Corporation	51,100	2,170

Total Common Stocks (cost: $131,214)		154,412

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    1

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

SECURITY LENDING COLLATERAL (11.2%)

Debt (9.2%)

Agency Discount Notes (0.9%)
Fannie Mae 0.96%, due 07/01/2004	$418	$418
Federal Home Loan Bank 0.96%, due 07/01/2004	522	522
0.99%, due 07/01/2004	209	209
0.97%, due 07/02/2004	261	261

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	104	104
Deutsche Bank AG 1.16%, due 10/12/2004	261	261

Commercial Paper (2.9%)
Compass Securitization–144A 1.25%, due 07/23/2004	365	365
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	261	261
General Electric Capital Corporation 1.20%, due 07/19/2004	260	260
1.21%, due 07/22/2004	209	209
1.22%, due 07/23/2004	209	209
1.23%, due 07/26/2004	261	261
1.22%, due 08/04/2004	521	521
Govco Incorporated–144A 1.25%, due 08/02/2004	104	104
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	208	208
1.22%, due 07/20/2004	104	104
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	104	104
Morgan Stanley 1.58%, due 10/22/2004	240	240
1.58%, due 12/10/2004	679	679
1.58%, due 03/16/2005	658	658
Sheffield Receivables–144A 1.24%, due 07/20/2004	157	157

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	261	261
Den Danske Bank 1.08%, due 07/02/2004	261	261

Euro Dollar Terms (2.2%)
Bank of America Corporation 1.08%, due 07/19/2004	104	104
Bank of Montreal 1.20%, due 07/23/2004	53	53

	Principal	Value

Euro Dollar Terms (continued)
Bank of Nova Scotia (The) 1.20%, due 07/14/2004	$261	$261
1.24%, due 07/23/2004	52	52
Bank of the West Inc. 1.28%, due 07/28/2004	104	104
Branch Banking & Trust 1.08%, due 07/14/2004	52	52
Calyon 1.16%, due 07/15/2004	992	992
1.17%, due 08/04/2004	157	157
1.34%, due 08/24/2004	365	365
Fortis Bank 1.19%, due 07/14/2004	52	52
1.29%, due 09/03/2004	104	104
HBOS PLC 1.30%, due 09/03/2004	104	104
Royal Bank of Canada 1.05%, due 07/08/2004	157	157
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	470	470
Wells Fargo & Company 1.19%, due 07/14/2004	209	209
1.25%, due 07/23/2004	104	104
1.24%, due 07/26/2004	104	104

Master Notes (0.3%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	313	313
1.64%, due 12/15/2004	209	209

Repurchase Agreements (2.4%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/04 to be repurchased at $1,221 on 07/01/2004	1,221	1,221
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/04 to be repurchased at $522 on 07/01/2004	522	522
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/04 to be repurchased at $1,581 on 07/01/2004	1,581	1,581
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/04 to be repurchased at $470 on 07/01/2004	470	470

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    2

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Investment Companies (2.0%)

Money Market Funds (2.0%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	432,475	$432
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	2,684,059	2,684

Total Security Lending Collateral (cost: $17,513)		17,513

Total Investment Securities (cost: $148,727)		$171,925

SUMMARY:
Investments, at value	109.7%	$171,925
Liabilities in excess of other assets	(9.7)%	(15,262)

Net assets	100.0%	$156,663

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $15,639.
(c)	Cash collateral for the Repurchase Agreements, valued at $3,870, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,146 or 0.73% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    3

Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 148,727) (including securities loaned of $15,639)	$171,925
Cash	1,965
Receivables:
Investment securities sold	515
Interest	1
Dividends	89
Dividend reclaims receivable	6
Other	16

174,517

Liabilities:
Investment securities purchased	201
Accounts payable and accrued liabilities:
Management and advisory fees	119
Payable for collateral for securities on loan	17,513
Other	21

17,854

Net Assets	$156,663

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$207
Additional paid-in capital	134,599
Accumulated net investment loss	(81)
Accumulated net realized gain (loss) from:
Investment securities	(1,260)
Net unrealized appreciation (depreciation) on:
Investment securities	23,198

Net Assets	$156,663

Net Assets by Class:
Initial Class	$156,493
Service Class	170
Shares Outstanding:
Initial Class	20,669
Service Class	23
Net Asset Value and Offering Price Per Share:
Initial Class	$7.57
Service Class	7.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$2
Dividends	646
Income from loaned securities–net	11
Less withholding taxes on foreign dividends	(33)

626

Expenses:
Management and advisory fees	671
Printing and shareholder reports	1
Custody fees	14
Administration fees	12
Legal fees	1
Auditing and accounting fees	6
Directors fees	2

Total expenses	707

Net Investment Income (Loss)	(81)

Net Realized Gain (Loss) from:
Investment securities	6,384
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(1,565)

Net Gain (Loss) on Investment Securities	4,819

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,738

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    4

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STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(81)	$(68)
Net realized gain (loss) from investment securities	6,384	13,465
Net unrealized appreciation (depreciation) on investment securities	(1,565)	31,086

	4,738	44,483

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	830	88,226
Service Class	50	114

	880	88,340

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(9,336)	(87,571)
Service Class	(5)	(4)

	(9,341)	(87,575)

	(8,461)	765

Net increase (decrease) in net assets	(3,723)	45,248

Net Assets:
Beginning of period	160,386	115,138

End of period	$156,663	$160,386

Accumulated Net Investment Loss	$(81)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	111	15,163
Service Class	7	18

	118	15,181

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(1,265)	(13,541)
Service Class	(1)	(1)

	(1,266)	(13,542)

Net increase (decrease) in shares outstanding:
Initial Class	(1,154)	1,622
Service Class	6	17

	(1,148)	1,639

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    5

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FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$7.34	$–	$0.23	$0.23	$–	$–	$–	$7.57
	12/31/2003	5.70	–	1.64	1.64	–	–	–	7.34
	12/31/2002	8.23	(0.01)	(2.52)	(2.53)	–	–	–	5.70
	12/31/2001	10.30	(0.02)	(1.87)	(1.89)	(0.18)	–	(0.18)	8.23
	12/31/2000	12.56	0.20	(1.56)	(1.36)	(0.18)	(0.72)	(0.90)	10.30
	12/31/1999	12.22	0.18	0.41	0.59	(0.13)	(0.12)	(0.25)	12.56
Service Class	06/30/2004	7.33	(0.01)	0.23	0.22	–	–	–	7.55
	12/31/2003	6.04	(0.02)	1.31	1.29	–	–	–	7.33

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.13%	$156,493	0.89%	0.89%	(0.10)%	33%
	12/31/2003	28.77	160,265	0.90	0.90	(0.04)	132
	12/31/2002	(30.74)	115,138	0.99	1.04	(0.10)	68
	12/31/2001	(18.54)	34,245	1.01	1.01	(0.13)	78
	12/31/2000	(11.58)	36,458	0.93	1.00	1.60	166
	12/31/1999	4.79	44,900	0.85	0.91	1.34	48
Service Class	06/30/2004	2.98	170	1.14	1.14	(0.35)	33
	12/31/2003	21.36	121	1.17	1.17	(0.36)	132

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – November 18, 1996

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    6

Jennison Growth

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Jennison Growth (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on November 18, 1996. The Fund became part of ATSF on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $20 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $5 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    7

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$33,565	21%
Asset Allocation–Moderate Growth Portfolio	79,016	50%

Total	$112,581	71%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.85% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.99% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    8

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $12 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $6. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$51,269
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	58,635
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$4,640	December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2003 of $459 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$150,538

Unrealized Appreciation	$23,966
Unrealized (Depreciation)	(2,579)

Net Unrealized Appreciation (Depreciation)	$21,387

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Jennison Growth    9

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note (d)
1.63%, due 01/31/2005.	$200	$200

Total U.S. Government Obligations (cost: $201)		200

	Shares	Value
COMMON STOCKS (99.2%)

Aerospace (2.4%)
Lockheed Martin Corporation	31,200	$1,625
Northrop Grumman Corporation	26,200	1,407
United Technologies Corporation	28,500	2,607

Air Transportation (0.0%)
FedEx Corporation	1,000	82

Amusement & Recreation Services (0.6%)
Disney (Walt) Company (The)	52,200	1,331

Apparel & Accessory Stores (0.6%)
Abercrombie & Fitch Co.–Class A	17,000	659
Gap, Inc. (The) (b)	29,300	711
Ross Stores, Inc.	1,400	37
TJX Companies, Inc. (The)	1,700	41

Apparel Products (0.5%)
Jones Apparel Group, Inc.	28,600	1,129

Automotive (0.8%)
Ford Motor Company (b)	42,200	660
General Motors Corporation (b)	22,800	1,062
PACCAR Inc.	4,600	267

Beverages (3.1%)
Anheuser-Busch Companies, Inc.	34,200	1,847
Coca-Cola Company (The)	81,500	4,114
PepsiCo, Inc.	23,700	1,277

Business Credit Institutions (0.5%)
CIT Group, Inc.	28,500	1,091

Business Services (1.0%)
eBay Inc. (a)	13,400	1,232
First Data Corporation	24,100	1,073

Chemicals & Allied Products (3.7%)
Air Products and Chemicals, Inc.	8,000	420
Dow Chemical Company (The)	29,700	1,209
Eastman Chemical Company (b)	3,600	166
Praxair, Inc.	35,300	1,409
Procter & Gamble Company (The)	90,000	4,900
Rohm and Haas Company	15,700	653

Commercial Banks (9.0%)
AmSouth Bancorporation	9,600	245
Bank of America Corporation	28,800	2,437
Bank of New York Company, Inc. (The)	90,900	2,680
Citigroup Inc.	164,000	7,626
Compass Bancshares, Inc.	4,400	189
First Horizon National Corporation	2,100	95

	Shares	Value

Commercial Banks (continued)
KeyCorp	24,400	$729
MBNA Corporation	17,800	459
Mellon Financial Corporation	2,400	70
North Fork Bancorporation, Inc.	15,300	582
SunTrust Banks, Inc. (b)	7,500	487
Wachovia Corporation	56,400	2,510
Wells Fargo & Company	56,600	3,239

Communication (1.7%)
Echostar Communications Corporation–Class A (a)	9,000	277
Viacom, Inc.–Class B	103,900	3,712

Communications Equipment (1.4%)
Corning Incorporated (a)(b)	56,000	731
Motorola, Inc.	56,400	1,029
QUALCOMM Incorporated	16,000	1,168
Tellabs, Inc. (a)(b)	46,900	410

Computer & Data Processing Services (5.6%)
Computer Sciences Corporation (a)	23,400	1,086
Mercury Interactive Corporation (a)(b)	22,300	1,111
Microsoft Corporation	215,300	6,149
Oracle Corporation (a)	244,700	2,919
SunGard Data Systems Inc. (a)	16,000	416
Take-Two Interactive Software, Inc. (a)(b)	18,400	564
VERITAS Software Corporation (a)	34,500	956

Computer & Office Equipment (5.2%)
Cisco Systems, Inc. (a)	169,200	4,010
Dell Inc. (a)	76,500	2,740
Hewlett-Packard Company	78,000	1,646
International Business Machines Corporation	23,500	2,072
Juniper Networks, Inc. (a)	20,700	509
Lexmark International, Inc. (a)	7,400	714
NCR Corporation (a)	11,100	550
Seagate Technology, Inc. (a)(f)	8,700	(e	)

Construction (0.6%)
Centex Corporation	15,400	705
KB Home (b)	7,700	528
Pulte Homes, Inc.	1,300	68

Department Stores (0.8%)
Federated Department Stores, Inc.	16,500	810
Kohl’s Corporation (a)(b)	24,700	1,044
May Department Stores Company (The)	2,500	69

Drug Stores & Proprietary Stores (0.2%)
CVS Corporation	11,200	471

Electric Services (1.9%)
Dominion Resources, Inc.	10,500	662
Edison International	500	13
Entergy Corporation (b)	15,900	891
FPL Group, Inc.	12,600	806
Pinnacle West Capital Corporation	18,500	747

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    1

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Electric Services (continued)
PPL Corporation	18,400	$845
TXU Corp.	13,200	535

Electric, Gas & Sanitary Services (0.7%)
Consolidated Edison, Inc. (b)	1,700	68
PG&E Corporation (a)	17,100	478
SCANA Corporation	3,800	138
Wisconsin Energy Corporation	3,200	104
Xcel Energy Inc. (b)	55,400	926

Electronic & Other Electric Equipment (4.8%)
Cooper Industries, Inc.–Class A	11,100	659
Eaton Corporation	18,000	1,165
General Electric Company	294,700	9,548

Electronic Components & Accessories (4.5%)
Altera Corporation (a)(b)	58,100	1,291
Analog Devices, Inc.	22,500	1,059
Intel Corporation	128,300	3,542
Intersil Corporation–Class A	25,600	554
Linear Technology Corporation	9,000	355
Tyco International Ltd. (b)	92,900	3,079
Xilinx, Inc.	25,300	843

Fabricated Metal Products (1.0%)
Gillette Company (The)	55,400	2,349

Food & Kindred Products (1.4%)
Altria Group, Inc.	62,900	3,148
Kellogg Company	2,900	121

Furniture & Fixtures (0.6%)
Johnson Controls, Inc.	16,700	891
Lear Corporation	7,700	454

Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond Inc. (a)	9,200	354

Health Services (0.4%)
HCA Inc.	24,400	1,015

Holding & Other Investment Offices (0.3%)
CarrAmerica Realty Corporation	6,800	206
Equity Office Properties Trust	2,000	54
Kimco Realty Corporation	200	9
Mack-Cali Realty Corporation	300	12
ProLogis	16,100	530

Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corporation	17,800	332
Starwood Hotels & Resorts Worldwide, Inc.	10,600	475

Industrial Machinery & Equipment (1.4%)
Baker Hughes Incorporated	25,400	956
Caterpillar, Inc.	3,900	310
Cooper Cameron Corporation (a)	14,900	726
Deere & Company	2,800	196
ITT Industries, Inc.	1,000	83

	Shares	Value

Industrial Machinery & Equipment (continued)
Novellus Systems, Inc. (a)	29,500	$927
SPX Corporation	2,200	102

Instruments & Related Products (0.0%)
Danaher Corporation	1,600	83

Insurance (5.2%)
Aetna Inc.	14,400	1,224
Allstate Corporation (The)	49,200	2,290
Ambac Financial Group, Inc.	21,300	1,564
American International Group, Inc.	24,700	1,761
Anthem, Inc. (a)(b)	24,100	2,158
Assurant, Inc.	8,300	219
MBIA, Inc.	12,500	714
Progressive Corporation (The)	1,600	136
St. Paul Companies, Inc. (The)	27,600	1,119
WellPoint Health Networks Inc. (a)	5,400	605
XL Capital Ltd.–Class A	5,300	400

Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	26,400	1,815

Life Insurance (0.5%)
Genworth Financial, Inc.–Class A (a)(b)	28,100	645
Protective Life Corporation	1,300	50
Torchmark Corporation	8,500	457

Lumber & Other Building Materials (1.9%)
Home Depot, Inc. (The)	82,100	2,890
Lowe’s Companies, Inc.	31,800	1,671

Lumber & Wood Products (0.3%)
Masco Corporation	24,200	755

Manufacturing Industries (0.4%)
Hasbro Inc.	47,800	908

Medical Instruments & Supplies (1.6%)
Becton, Dickinson and Company (b)	3,000	155
Boston Scientific Corporation (a)	34,900	1,494
Guidant Corporation	36,100	2,017

Mortgage Bankers & Brokers (1.0%)
Countrywide Financial Corporation	21,400	1,503
Doral Financial Corporation	7,000	242
GreenPoint Financial Corp.	14,300	568

Motion Pictures (0.6%)
Fox Entertainment Group, Inc.–Class A (a)	48,600	1,298
Time Warner Inc. (a)	12,100	213

Oil & Gas Extraction (2.7%)
Anadarko Petroleum Corporation	11,600	680
ConocoPhillips	38,900	2,968
Devon Energy Corporation	5,900	389
Dynegy Inc. (a)	8,800	37
Pride International, Inc. (a)(b)	33,000	565
Rowan Companies, Inc. (a)	22,500	547
Unocal Corporation	30,600	1,163

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    2

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Paper & Allied Products (0.4%)
3M Company	2,400	$216
Kimberly-Clark Corporation	3,900	257
Smurfit-Stone Container Corporation (a)	18,200	363

Petroleum Refining (3.1%)
ChevronTexaco Corporation	16,300	1,534
Exxon Mobil Corporation	117,500	5,218
Valero Energy Corporation	6,800	502

Pharmaceuticals (9.7%)
Amgen Inc. (a)	44,400	2,423
Biogen, Inc. (a)	2,000	127
Forest Laboratories, Inc. (a)	37,200	2,107
Gilead Sciences, Inc. (a)	5,600	375
Human Genome Sciences, Inc. (a)	9,500	110
Johnson & Johnson	91,800	5,113
Lilly (Eli) and Company	30,300	2,118
Medicis Pharmaceutical Corporation–Class A	17,900	715
Medimmune, Inc. (a)	11,200	262
Merck & Co., Inc.	23,100	1,097
Pfizer Inc.	159,500	5,468
Sepracor Inc. (a)(b)	14,000	741
Watson Pharmaceuticals, Inc. (a)	11,900	320
Wyeth	44,900	1,624

Primary Metal Industries (1.2%)
Alcoa Inc.	37,000	1,222
United States Steel Corporation (b)	44,900	1,577

Printing & Publishing (1.3%)
Gannett Co., Inc.	23,500	1,994
Scripps (E.W.) Company (The) (b)	7,900	830
Tribune Company	4,000	182

Railroads (0.5%)
CSX Corporation	9,900	324
Norfolk Southern Corporation	36,600	971

Real Estate (0.1%)
Rouse Company (The) (b)	3,500	166

Residential Building Construction (0.1%)
Lennar Corporation (b)	5,200	233

Restaurants (1.1%)
McDonald’s Corporation	70,200	1,825
Wendy’s International, Inc.	4,100	143
YUM! Brands, Inc. (a)	18,600	692

Rubber & Misc. Plastic Products (0.5%)
NIKE, Inc.–Class B	14,800	1,121

Savings Institutions (0.4%)
Washington Mutual, Inc.	27,000	1,043

Security & Commodity Brokers (2.9%)
Goldman Sachs Group, Inc. (The)	16,600	1,563
Legg Mason, Inc.	10,200	928

	Shares	Value

Security & Commodity Brokers (continued)
Morgan Stanley	62,000	$3,273
Schwab (Charles) Corporation (The)	107,800	1,036

Telecommunications (3.4%)
BellSouth Corporation	10,100	265
Nextel Communications, Inc.–Class A (a)	48,300	1,288
Qwest Communications International Inc. (a)	29,300	105
SBC Communications Inc.	70,400	1,707
Sprint Corporation (FON Group)	64,400	1,133
Verizon Communications, Inc.	100,500	3,638

Trucking & Warehousing (0.4%)
United Parcel Service, Inc.–Class B	14,000	1,052

U.S. Government Agencies (1.1%)
Fannie Mae	14,700	1,049
Freddie Mac	24,800	1,570

Variety Stores (2.3%)
Family Dollar Stores, Inc.	3,400	103
Target Corporation	29,000	1,232
Wal-Mart Stores, Inc.	76,300	4,026

Water Transportation (0.5%)
Carnival Corporation	25,800	1,213

Wholesale Trade Nondurable Goods (0.1%)
SYSCO Corporation	8,600	308

Total Common Stocks (cost: $210,543)		234,184

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (2.3%)
U. S. Treasury Bill
1.04%, due 09/02/2004	$2	$2
1.06%, due 09/09/2004	253	252
1.13%, due 09/16/2004	30	30
1.25%, due 09/16/2004	15	15
1.28%, due 09/16/2004	219	218
1.25%, due 09/23/2004	137	137
1.30%, due 09/30/2004	614	612
1.31%, due 09/30/2004	142	142
1.36%, due 10/07/2004	3,964	3,949
1.38%, due 10/14/2004	176	175

Total Short-Term U.S. Government Obligations (cost: $5,532)		5,532

SECURITY LENDING COLLATERAL (6.4%)

Debt (5.3%)

Agency Discount Notes (0.5%)
Fannie Mae
0.96%, due 07/01/2004	360	360
Federal Home Loan Bank
0.96%, due 07/01/2004	450	450
0.99%, due 07/01/2004	180	180
0.97%, due 07/02/2004	225	225

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	$90	$90
Deutsche Bank AG
1.16%, due 10/12/2004	225	225

Commercial Paper (1.6%)
Compass Securitization–144A
1.25%, due 07/23/2004	314	314
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	224	224
General Electric Capital Corporation
1.20%, due 07/19/2004	224	224
1.21%, due 07/22/2004	180	180
1.22%, due 07/23/2004	180	180
1.23%, due 07/26/2004	225	225
1.22%, due 08/04/2004	449	449
Govco Incorporated–144A
1.25%, due 08/02/2004	90	90
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	179	179
1.22%, due 07/20/2004	89	89
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	90	90
Morgan Stanley
1.58%, due 10/22/2004	207	207
1.58%, due 12/10/2004	584	584
1.58%, due 03/16/2005	567	567
Sheffield Receivables–144A
1.24%, due 07/20/2004	135	135

Euro Dollar Overnight (0.2%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	225	225
Den Danske Bank
1.08%, due 07/02/2004	225	225

Euro Dollar Terms (1.3%)
Bank of America Corporation
1.08%, due 07/19/2004	90	90
Bank of Montreal
1.20%, due 07/23/2004	46	46
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	225	225
1.24%, due 07/23/2004	45	45

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$90	$90
Branch Banking & Trust
1.08%, due 07/14/2004	45	45
Calyon
1.16%, due 07/15/2004	853	853
1.17%, due 08/04/2004	135	135
1.34%, due 08/24/2004	315	315
Fortis Bank
1.19%, due 07/14/2004	45	45
1.29%, due 09/03/2004	90	90
HBOS PLC
1.30%, due 09/03/2004	90	90
Royal Bank of Canada
1.05%, due 07/08/2004	135	135
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	405	405
Wells Fargo & Company
1.19%, due 07/14/2004	180	180
1.25%, due 07/23/2004	90	90
1.24%, due 07/26/2004	90	90

Master Notes (0.2%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	270	270
1.64%, due 12/15/2004	180	180

Repurchase Agreements (1.4%) (c)
Credit Suisse First Boston (USA), Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,051 on 07/01/2004	1,051	1,051
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $450 on 07/01/2004	450	450
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,362 on 07/01/2004	1,362	1,362
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $405 on 07/01/2004	405	405

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Investment Companies (1.1%)

Money Market Funds (1.1%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	372,643	$373
Merrimac Cash Fund– Premium Class
1-day yield of 1.11%	2,312,726	2,313

Total Security Lending Collateral (cost: $15,090)		15,090

Total Investment Securities (cost: $231,366)		$255,006

SUMMARY:
Investments, at value	108.0%	$255,006
Liabilities in excess of other assets	(8.0)%	(18,896)

Net assets	100.0%	$236,110

FUTURES CONTRACTS:
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 Index	6	9/16/2004	$1,699	$12

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $ 14,557.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 3,335, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2004, is $ 200.
(e)	Value is less than $ 1.
(f)	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Directors. Security is delisted.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,121 or 0.47% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    5

J.P. Morgan Enhanced Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $231,366) (including securities loaned of $14,557)	$255,006
Cash	50
Receivables:
Interest	2
Dividends	279
Variation margin	7
Other	14

255,358

Liabilities:
Investment securities purchased	3,979
Accounts payable and accrued liabilities:
Management and advisory fees	157
Payable for collateral for securities on loan	15,090
Other	22

19,248

Net Assets	$236,110

Net Assets Consist of:
Capital Stock, 50,000 shares authorized ($.01 par value)	$180
Additional paid-in capital	242,382
Undistributed net investment income	2,676
Accumulated net realized gain (loss) from:
Investment securities	(32,886)
Futures contracts	106
Net unrealized appreciation (depreciation) on:
Investment securities	23,640
Futures contracts	12

Net Assets	$236,110

Net Assets by Class:
Initial Class	$233,831
Service Class	2,279
Shares Outstanding:
Initial Class	17,806
Service Class	173
Net Asset Value and Offering Price Per Share:
Initial Class	$13.13
Service Class	13.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$20
Dividends	1,823
Income from loaned securities–net	8

1,851

Expenses:
Management and advisory fees	877
Printing and shareholder reports	1
Custody fees	22
Administration fees	18
Legal fees	1
Auditing and accounting fees	6
Directors fees	3
Service fees:
Service Class	2

Total expenses	930

Net Investment Income (Loss)	921

Net Realized Gain (Loss) from:
Investment securities	10,707
Futures contracts	106

10,813

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(4,914)
Futures contracts	(73)

(4,987)

Net Gain (Loss) on Investment Securities and Futures Contracts	5,826

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,747

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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J.P. Morgan Enhanced Index

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$921	$1,756
Net realized gain (loss) from investment securities and futures contracts	10,813	(2,489)
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(4,987)	52,678

	6,747	51,945

Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,047)
Service Class	–	–

	–	(1,047)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	21,763	55,773
Service Class	1,887	1,170

	23,650	56,943

Dividends and distributions reinvested:
Initial Class	–	1,047
Service Class	–	–

	–	1,047

Cost of shares redeemed:
Initial Class	(28,390)	(33,157)
Service Class	(563)	(322)

	(28,953)	(33,479)

	(5,303)	24,511

Net increase (decrease) in net assets	1,444	75,409

Net Assets:
Beginning of period	234,666	159,257

End of period	$236,110	$234,666

Undistributed Net Investment Income	$2,676	$1,755

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:

Shares issued:
Initial Class	1,675	5,216
Service Class	145	98

	1,820	5,314

Shares issued–reinvested from distributions:
Initial Class	–	94
Service Class	–	–

	–	94

Shares redeemed:
Initial Class	(2,196)	(3,010)
Service Class	(44)	(26)

	(2,240)	(3,036)

Net increase (decrease) in shares outstanding:
Initial Class	(521)	2,300
Service Class	101	72

	(420)	2,372

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    7

J.P. Morgan Enhanced Index

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$12.75	$0.05	$0.33	$0.38	$–	$–	$–	$13.13
	12/31/2003	9.94	0.10	2.77	2.87	(0.06)	–	(0.06)	12.75
	12/31/2002	13.24	0.08	(3.33)	(3.25)	(0.05)	–	(0.05)	9.94
	12/31/2001	15.13	0.06	(1.86)	(1.80)	(0.09)	–	(0.09)	13.24
	12/31/2000	18.16	0.07	(1.99)	(1.92)	(0.08)	(1.03)	(1.11)	15.13
	12/31/1999	16.08	0.08	2.78	2.86	(0.03)	(0.75)	(0.78)	18.16
Service Class	06/30/2004	12.79	0.04	0.32	0.36	–	–	–	13.15
	12/31/2003	10.43	0.06	2.31	2.37	(0.01)	–	(0.01)	12.79

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	2.98%	$233,831	0.79%	0.79%	0.79%	30%
	12/31/2003	28.94	233,744	0.82	0.82	0.91	52
	12/31/2002	(24.59)	159,257	0.85	0.85	0.72	56
	12/31/2001	(11.98)	150,777	0.87	0.87	0.43	56
	12/31/2000	(10.92)	156,517	0.87	0.87	0.53	68
	12/31/1999	18.16	153,967	0.78	0.78	0.73	56
Service Class	06/30/2004	2.81	2,279	1.04	1.04	0.55	30
	12/31/2003	22.71	922	1.06	1.06	0.74	52

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 2, 1997

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, ratio of net expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, ratio of net expenses to average net assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    8

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Enhanced Index (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on May 2, 1997. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    9

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterpart to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2004, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    10

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $18 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$70,856
U.S. Government	201
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	73,178
U.S. Government	1,614

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 909	December 31, 2008
13,533	December 31, 2009
21,375	December 31, 2010
3,432	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$234,875

Unrealized Appreciation	$25,762
Unrealized (Depreciation)	(5,631)

Net Unrealized Appreciation (Depreciation)	$20,131

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Enhanced Index    11

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (94.9%)

Apparel & Accessory Stores (0.9%)
TJX Companies, Inc. (The)	54,900	$1,325

Apparel Products (3.9%)
Columbia Sportswear Company (a)	47,700	2,605
V.F. Corporation	59,900	2,917

Automotive (0.8%)
BorgWarner, Inc.	24,300	1,064

Automotive Dealers & Service Stations (3.2%)
AutoNation, Inc. (a)(b)	63,000	1,077
AutoZone, Inc. (a)(b)	42,700	3,420

Beverages (1.1%)
Brown-Forman Corporation–Class B	10,400	502
Constellation Brands, Inc. (a)	27,800	1,032

Business Services (0.6%)
Equifax Inc.	32,500	804

Chemicals & Allied Products (2.8%)
Albemarle Corporation	3,700	117
Sherwin-Williams Company (The)	42,200	1,753
Sigma-Aldrich Corporation (b)	34,900	2,080

Commercial Banks (7.7%)
Cullen/Frost Bankers, Inc.	21,000	940
M&T Bank Corporation	35,500	3,099
North Fork Bancorporation, Inc. (b)	67,400	2,565
TCF Financial Corporation	14,200	824
Wilmington Trust Corporation (b)	94,300	3,510

Computer & Data Processing Services (2.9%)
Affiliated Computer Services, Inc.–Class A (a)	14,200	752
Computer Associates International, Inc. (b)	36,500	1,024
DST Systems, Inc. (a)	24,100	1,159
IMS Health Incorporated	49,600	1,163

Computer & Office Equipment (0.8%)
Lexmark International, Inc. (a)	11,300	1,091

Electric Services (1.6%)
Dominion Resources, Inc.	24,700	1,558
Energy East Corporation	28,300	686

Electric, Gas & Sanitary Services (1.9%)
SCANA Corporation	37,300	1,357
Sempra Energy	39,400	1,357

Electrical Goods (0.5%)
Hughes Supply, Inc.	11,800	695

Electronic & Other Electric Equipment (1.0%)
Cooper Industries, Inc.–Class A	24,800	1,473

Environmental Services (1.4%)
Republic Services, Inc.	67,800	1,962

	Shares	Value

Fabricated Metal Products (1.9%)
Crane Co.	53,200	$1,670
Fortune Brands, Inc.	8,700	656
Harsco Corporation	8,700	409

Food & Kindred Products (2.8%)
Bunge Limited	18,400	716
Dean Foods Company (a)	25,400	948
Hormel Foods Corporation	25,000	778
Smucker (J.M.) Company (The)	32,200	1,478

Gas Production & Distribution (4.1%)
Energen Corporation	21,200	1,017
Equitable Resources, Inc.	25,700	1,329
Kinder Morgan, Inc.	59,500	3,528

Health Services (1.0%)
Lincare Holdings Inc. (a)	37,700	1,239
Quest Diagnostics Incorporated	1,300	110

Holding & Other Investment Offices (3.2%)
Kimco Realty Corporation	23,300	1,060
Plum Creek Timber Company, Inc.	34,700	1,131
PS Business Parks, Inc.	28,400	1,143
Public Storage, Inc.	27,100	1,247

Industrial Machinery & Equipment (0.6%)
IDEX Corporation	26,500	910

Insurance (10.2%)
Assurant, Inc.	129,800	3,424
Cincinnati Financial Corporation	39,800	1,732
Coventry Health Care, Inc. (a)	8,600	421
MGIC Investment Corporation (b)	34,400	2,610
Old Republic International Corp.	102,000	2,419
PartnerRe Ltd.	18,100	1,027
Principal Financial Group, Inc.	33,500	1,165
SAFECO Corporation	27,500	1,210
WellPoint Health Networks Inc. (a)	4,500	504

Insurance Agents, Brokers & Service (1.1%)
Willis Group Holdings Limited	42,600	1,595

Life Insurance (1.8%)
IPC Holdings, Ltd.	69,600	2,569

Lumber & Wood Products (1.0%)
Rayonier, Inc.	32,100	1,427

Manufacturing Industries (0.2%)
Mattel, Inc.	11,800	215

Mining (1.2%)
Vulcan Materials Company	36,200	1,721

Motor Vehicles, Parts & Supplies (0.8%)
Genuine Parts Company	28,400	1,127

Oil & Gas Extraction (3.3%)
Burlington Resources Inc.	54,300	1,965
Devon Energy Corporation	41,500	2,739

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value     1

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Paper & Allied Products (0.6%)
Pactiv Corporation (a)	33,200	$828

Personal Services (0.3%)
Block (H&R), Inc. (b)	7,900	377

Petroleum Refining (1.2%)
Premcor Inc. (a)	47,000	1,763

Pharmaceuticals (0.8%)
NBTY, Inc. (a)	37,400	1,099

Printing & Publishing (5.3%)
Deluxe Corporation (b)	44,100	1,918
Gannett Co., Inc.	27,400	2,325
Knight-Ridder, Inc.	11,400	821
Scripps (E.W.) Company (The)	18,400	1,932
Washington Post Company (The)–Class B	600	558

Real Estate (2.2%)
Brookfield Properties Corporation	51,300	1,475
LNR Property Corporation (b)	31,100	1,687

Restaurants (2.2%)
Outback Steakhouse, Inc.	56,300	2,329
YUM! Brands, Inc. (a)	21,700	808

Rubber & Misc. Plastic Products (0.8%)
Carlisle Companies Incorporated	18,500	1,152

Savings Institutions (4.0%)
Charter One Financial, Inc.	11,100	491
Golden West Financial Corporation	36,100	3,839
Webster Financial Corporation	29,600	1,392

Security & Commodity Brokers (2.4%)
Interactive Data Corporation (a)	71,900	1,252
Legg Mason, Inc.	11,600	1,056
T. Rowe Price Group, Inc.	21,300	1,074

Stone, Clay & Glass Products (1.7%)
Florida Rock Industries, Inc.	56,100	2,366

Telecommunications (4.5%)
ALLTEL Corporation	42,600	2,156
CenturyTel, Inc.	84,000	2,523
Telephone and Data Systems, Inc. (b)	23,000	1,638

Textile Mill Products (1.5%)
Mohawk Industries, Inc. (a)	28,900	2,119

Transportation Equipment (1.6%)
United Defense Industries, Inc. (a)	64,100	2,244

Variety Stores (1.5%)
Family Dollar Stores, Inc. (b)	52,300	1,591
Tuesday Morning Corporation (a)	19,400	563

Total Common Stocks (cost: $130,474)		134,526

	Principal	Value

SECURITY LENDING COLLATERAL (10.4%)

Debt (8.5%)

Agency Discount Notes (0.8%)
Fannie Mae
0.96%, due 07/01/2004	$352	$352
Federal Home Loan Bank
0.96%, due 07/01/2004	440	441
0.99%, due 07/01/2004	176	176
0.97%, due 07/02/2004	220	220

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	88	88
Deutsche Bank AG
1.16%, due 10/12/2004	220	220

Commercial Paper (2.6%)
Compass Securitization–144A
1.25%, due 07/23/2004	308	308
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	220	220
General Electric Capital Corporation
1.20%, due 07/19/2004	220	220
1.21%, due 07/22/2004	176	176
1.22%, due 07/23/2004	176	176
1.23%, due 07/26/2004	220	220
1.22%, due 08/04/2004	440	440
Govco Incorporated–144A
1.25%, due 08/02/2004	88	88
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	176	176
1.22%, due 07/20/2004	88	88
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	88	88
Morgan Stanley
1.58%, due 10/22/2004	203	203
1.58%, due 12/10/2004	573	574
1.58%, due 03/16/2005	555	556
Sheffield Receivables–144A
1.24%, due 07/20/2004	132	132

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	220	220
Den Danske Bank
1.08%, due 07/02/2004	220	220

Euro Dollar Terms (2.0%)
Bank of America Corporation
1.08%, due 07/19/2004	88	88
Bank of Montreal
1.20%, due 07/23/2004	45	45
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	220	220
1.24%, due 07/23/2004	44	44

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    2

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$88	$88
Branch Banking & Trust
1.08%, due 07/14/2004	44	44
Calyon
1.16%, due 07/15/2004	837	837
1.17%, due 08/04/2004	132	132
1.34%, due 08/24/2004	308	308
Fortis Bank
1.19%, due 07/14/2004	44	44
1.29%, due 09/03/2004	88	88
HBOS PLC
1.30%, due 09/03/2004	88	88
Royal Bank of Canada
1.05%, due 07/08/2004	132	132
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	396	396
Wells Fargo & Company
1.19%, due 07/14/2004	176	176
1.25%, due 07/23/2004	88	88
1.24%, due 07/26/2004	88	88

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	264	264
1.64%, due 12/15/2004	176	176

Repurchase Agreements (2.3%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,031 on 07/01/2004	1,031	1,031

	Principal	Value

Repurchase Agreements (continued)
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $442 on 07/01/2004	$442	$442
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,335 on 07/01/2004	1,335	1,335
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $396 on 07/01/2004	396	396

	Shares	Value
Investment Companies (1.9%)

Money Market Funds (1.9%)
Merrill Lynch Premier Institutional Fund
1 day yield of 1.17%	365,025	$365
Merrimac Cash Fund– Premium Class
1 day yield of 1.11%	2,265,448	2,265

Total Security Lending Collateral (cost: $14,782)		14,782

Total Investment Securities (cost: $145,256)		$149,308

SUMMARY:
Investments, at value	105.3%	$149,308
Liabilities in excess of other assets	(5.3)%	(7,487)

Net assets	100.0%	$141,821

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $14,381.
(c)	Cash collateral for the Repurchase Agreements, valued at $3,267, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,100 or 0.78% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value     3

J.P. Morgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 145,256) (including securities loaned of $14,381)	$149,308
Cash	6,605
Receivables:
Investment securities sold	1,165
Interest	2
Dividends	161
Dividend reclaims receivable	1
Other	11

157,253

Liabilities:
Investment securities purchased	506
Accounts payable and accrued liabilities:
Management and advisory fees	124
Payable for collateral for securities on loan	14,782
Other	20

15,432

Net Assets	$141,821

Net Assets Consist of:
Capital Stock, 50,000 shares authorized ($.01 par value)	$108
Additional paid-in capital	134,583
Undistributed net investment income	263
Undistributed net realized gain (loss) from: Investment securities	2,815
Net unrealized appreciation (depreciation) on:
Investment securities	4,052

Net Assets	$141,821

Net Assets by Class:
Initial Class	$141,342
Service Class	479
Shares Outstanding:
Initial Class	10,717
Service Class	36
Net Asset Value and Offering Price Per Share:
Initial Class	$13.19
Service Class	13.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$7
Dividends	652
Income from loaned securities–net	7
Less withholding taxes on foreign dividends	(1)

665

Expenses:
Management and advisory fees	388
Printing and shareholder reports	12
Custody fees	14
Administration fees	7
Auditing and accounting fees	6
Directors fees	1
Service fees:
Service Class	1

Total expenses before recovery of waived expenses	429
Recovered expenses	29

Total expenses	458

Net Investment Income (Loss)	207

Net Realized Gain (Loss) from:
Investment securities	10,042
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(8,181)

Net Gain (Loss) on Investment Securities	1,861

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,068

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    4

J.P. Morgan Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$207	$58
Net realized gain (loss) from investment securities	10,042	137
Net unrealized appreciation (depreciation) on investment securities	(8,181)	15,809

	2,068	16,004

Distributions to Shareholders:
From net investment income:
Initial Class	–	(65)
Service Class	–	–

	–	(65)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	74,174	22,377
Service Class	308	278

	74,482	22,655

Dividends and distributions reinvested:
Initial Class	–	65
Service Class	–	–

	–	65

Cost of shares redeemed:
Initial Class	(9,269)	(14,175)
Service Class	(145)	(3)

	(9,414)	(14,178)

	65,068	8,542

Net increase (decrease) in net assets	67,136	24,481

Net Assets:
Beginning of period	74,685	50,204

End of period	$141,821	$74,685

Undistributed Net Investment Income	$263	$56

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	5,665	2,026
Service Class	23	24

	5,688	2,050

Shares issued–reinvested from distributions:
Initial Class	–	6
Service Class	–	–

	–	6

Shares redeemed:
Initial Class	(703)	(1,374)
Service Class	(11)	–

	(714)	(1,374)

Net increase (decrease) in shares outstanding:
Initial Class	4,962	658
Service Class	12	24

	4,974	682

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    5

J.P. Morgan Mid Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$12.93	$0.03	$0.23	$0.26	$–	$–	$–	$13.19
	12/31/2003	9.85	0.01	3.08	3.09	(0.01)	–	(0.01)	12.93
	12/31/2002	11.29	0.01	(1.45)	(1.44)	–	–	–	9.85
	12/31/2001	11.90	0.01	(0.49)	(0.48)	(0.12)	(0.01)	(0.13)	11.29
	12/31/2000	10.72	0.03	1.36	1.39	(0.21)	–	(0.21)	11.90
	12/31/1999	10.00	0.04	0.68	0.72	–	–	–	10.72
Service Class	06/30/2004	12.92	0.01	0.24	0.25	–	–	–	13.17
	12/31/2003	10.21	(0.01)	2.72	2.71	–	–	–	12.92

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	2.01%	$141,342	1.00%	1.00%	0.45%	123%
	12/31/2003	31.42	74,375	1.00	1.02	0.10	73
	12/31/2002	(12.72)	50,204	1.00	1.14	0.13	85
	12/31/2001	(3.94)	30,215	1.00	1.34	0.09	78
	12/31/2000	12.92	14,714	1.00	1.90	0.29	111
	12/31/1999	7.20	3,384	1.00	4.89	0.58	94
Service Class	06/30/2004	1.93	479	1.25	1.25	0.19	123
	12/31/2003	26.54	310	1.25	1.28	(0.14)	73

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value     6

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Mid Cap Value (“the Fund”), part of ATSF, began operations on May 3, 1999.

On May 3, 2004, the Fund changed its name from Dreyfus Mid Cap to J.P. Morgan Mid Cap Value and changed its sub-adviser from The Dreyfus Corporation to J.P. Morgan Investment Management, Inc.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    7

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $18 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex- dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$1,309	1%
Asset Allocation–Growth Portfolio	24,778	17%
Asset Allocation–Moderate Growth Portfolio	34,249	24%
Asset Allocation–Moderate Portfolio	4,483	3%

Total	$64,819	45%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.85% of first $100 million

0.80% of ANA over $100 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    8

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2001	$77	12/31/2004
Fiscal Year 2002	69	12/31/2005
Fiscal year 2003	9	12/31/2006

	Expenses Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$29	0.06%

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $7 for Administration fees for the period ended June 30, 2004.

Brokerage Commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-advisor for the period ended June 30, 2004, were $2.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$173,477
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	111,583
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,280	December 31, 2009
5,118	December 31, 2010
805	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$145,297

Unrealized Appreciation	$5,371
Unrealized (Depreciation)	(1,360)

Net Unrealized Appreciation (Depreciation)	$4,011

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    9

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

J.P. Morgan Mid Cap Value    10

Marsico Growth

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (98.7%)

Air Transportation (3.1%)
FedEx Corporation	51,598	$4,215

Amusement & Recreation Services (1.8%)
Mandalay Resort Group (b)	27,762	1,906
Wynn Resorts, Limited (a)(b)	13,491	521

Automotive (1.1%)
Honeywell International Inc.	40,313	1,477

Beverages (2.4%)
PepsiCo, Inc.	59,559	3,209

Business Services (2.0%)
eBay Inc. (a)	29,944	2,753

Chemicals & Allied Products (3.6%)
Monsanto Company	16,814	647
Procter & Gamble Company (The)	77,608	4,225

Commercial Banks (5.2%)
Citigroup Inc.	146,377	6,807
UCBH Holdings, Inc. (b)	6,195	245

Communications Equipment (7.8%)
Motorola, Inc.	201,601	3,679
QUALCOMM Incorporated	96,179	7,019

Computer & Data Processing Services (5.7%)
Automatic Data Processing, Inc.	17,469	732
Electronic Arts Inc. (a)	53,846	2,937
Microsoft Corporation	143,964	4,111

Computer & Office Equipment (3.0%)
Dell Inc. (a)	113,560	4,068

Drug Stores & Proprietary Stores (1.0%)
CVS Corporation	31,787	1,336

Electronic & Other Electric Equipment (4.2%)
General Electric Company	177,843	5,762

Electronic Components & Accessories (2.7%)
Texas Instruments Incorporated	15,013	363
Tyco International Ltd. (b)	99,017	3,281

Furniture & Home Furnishings Stores (1.0%)
Bed Bath & Beyond Inc. (a)	35,550	1,367

Health Services (1.5%)
Quest Diagnostics Incorporated	24,123	2,049

Industrial Machinery & Equipment (3.4%)
Caterpillar, Inc.	57,814	4,593

Insurance (5.5%)
UnitedHealth Group Incorporated	119,998	7,470

Lumber & Other Building Materials (3.2%)
Lowe’s Companies, Inc.	82,697	4,346

	Shares	Value

Medical Instruments & Supplies (9.1%)
Boston Scientific Corporation (a)	94,027	$4,024
Medtronic, Inc.	55,412	2,700
St. Jude Medical, Inc. (a)	13,138	994
Zimmer Holdings, Inc. (a)	53,091	4,683

Mortgage Bankers & Brokers (3.2%)
Countrywide Financial Corporation (b)	61,712	4,335

Personal Credit Institutions (4.8%)
SLM Corporation	162,608	6,577

Pharmaceuticals (7.7%)
Genentech, Inc. (a)	153,040	8,601
Roche Holding AG–Genusschein	19,113	1,892

Residential Building Construction (1.6%)
Lennar Corporation (b)	48,697	2,178

Retail Trade (2.2%)
Tiffany & Co.	82,815	3,052

Rubber & Misc. Plastic Products (2.2%)
NIKE, Inc.–Class B (b)	39,528	2,994

Security & Commodity Brokers (4.8%)
Goldman Sachs Group, Inc. (The)	26,679	2,512
Merrill Lynch & Co., Inc.	74,651	4,030

Transportation Equipment (1.5%)
General Dynamics Corporation	20,704	2,056

Variety Stores (1.6%)
Wal-Mart Stores, Inc.	41,946	2,213

Water Transportation (1.8%)
Royal Caribbean Cruises Ltd. (b)	55,290	2,400

Total Common Stocks (cost: $110,631)		134,359

	Principal	Value
SHORT-TERM OBLIGATIONS (1.8%)
Investor’s Banker & Trust Company (d) 0.70%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,506 on 07/01/2004	$2,506	$2,506

Total Short-Term Obligations (cost: $ 2,506)		2,506

SECURITY LENDING COLLATERAL (8.7%)

Debt (7.2%)

Agency Discount Notes (0.7%)
Fannie Mae 0.96%, due 07/01/2004	282	282
Federal Home Loan Bank 0.96%, due 07/01/2004	352	352
0.99%, due 07/01/2004	141	141
0.97%, due 07/02/2004	176	176

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	71	71

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    1

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Bank Notes (continued)
Deutsche Bank AG 1.16%, due 10/12/2004	$176	$176

Commercial Paper (2.1%)
Compass Securitization–144A 1.25%, due 07/23/2004	247	247
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	176	176
General Electric Capital Corporation 1.20%, due 07/19/2004	176	176
1.21%, due 07/22/2004	141	141
1.22%, due 07/23/2004	141	141
1.23%, due 07/26/2004	176	176
1.22%, due 08/04/2004	352	352
Govco Incorporated–144A 1.25%, due 08/02/2004	71	71
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	141	141
1.22%, due 07/20/2004	70	70
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	71	71
Morgan Stanley 1.58%, due 10/22/2004	162	162
1.58%, due 12/10/2004	459	459
1.58%, due 03/16/2005	445	445
Sheffield Receivables–144A 1.24%, due 07/20/2004	106	106

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	176	176
Den Danske Bank 1.08%, due 07/02/2004	176	176

Euro Dollar Terms (1.7%)
Bank of America Corporation 1.08%, due 07/19/2004	71	71
Bank of Montreal 1.20%, due 07/23/2004	36	36
Bank of Nova Scotia (The) 1.20%, due 07/14/2004	176	176
1.24%, due 07/23/2004	35	35
Bank of the West Inc. 1.28%, due 07/28/2004	71	71
Branch Banking & Trust 1.08%, due 07/14/2004	35	35
Calyon 1.16%, due 07/15/2004	670	670
1.17%, due 08/04/2004	106	106
1.34%, due 08/24/2004	247	247
Fortis Bank 1.19%, due 07/14/2004	35	35
1.29%, due 09/03/2004	71	71
HBOS PLC 1.30%, due 09/03/2004	71	71

	Principal	Value

Euro Dollar Terms (continued)
Royal Bank of Canada 1.05%, due 07/08/2004	$106	$106
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	318	318
Wells Fargo & Company 1.19%, due 07/14/2004	141	141
1.25%, due 07/23/2004	71	71
1.24%, due 07/26/2004	71	71

Master Notes (0.3%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	212	212
1.64%, due 12/15/2004	141	141

Repurchase Agreements (1.9%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $826 on 07/01/2004	826	826
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $353 on 07/01/2004	353	353
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,069 on 07/01/2004	1,069	1,069
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $318 on 07/01/2004	318	318

	Shares	Value

Investment Companies (1.5%)

Money Market Funds (1.5%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	292,403	$292
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	1,814,734	1,815

Total Security Lending Collateral (cost: $11,841)		11,841

Total Investment Securities (cost: $124,978)		$148,706

SUMMARY:
Investments, at value	109.2%	$148,706
Liabilities in excess of other assets	(9.2)%	(12,511)

Net assets	100.0%	$136,195

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    2

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $11,514.
(c)	Cash collateral for the Repurchase Agreements, valued at $2,617, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, repurchase agreements are collateralized by $2,989 SBA–Pool# 505791 (3.38%, due 12/25/2026) with a market value and accrued interest of $2,632.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $882 or 0.65% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    3

Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 124,978) (including securities loaned of $11,514)	$148,706
Cash	50
Receivables:
Investment securities sold	1,315
Dividends	97
Other	16

150,184

Liabilities:
Investment securities purchased	2,028
Accounts payable and accrued liabilities:
Management and advisory fees	97
Service fees	1
Payable for collateral for securities on loan	11,841
Other	22

13,989

Net Assets	$136,195

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$159
Additional paid-in capital	124,846
Undistributed net investment income	74
Accumulated net realized gain (loss) from:
Investment securities	(12,581)
Foreign currency transactions	(31)
Net unrealized appreciation (depreciation) on: Investment securities	23,728

Net Assets	$136,195

Net Assets by Class:
Initial Class	$132,112
Service Class	4,083
Shares Outstanding:
Initial Class	15,391
Service Class	477
Net Asset Value and Offering Price Per Share:
Initial Class	$8.58
Service Class	8.56

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$8
Dividends	641
Income from loaned securities–net	4
Less withholding taxes on foreign dividends	(4)

649

Expenses:
Management and advisory fees	537
Printing and shareholder reports	7
Custody fees	14
Administration fees	10
Legal fees	1
Auditing and accounting fees	6
Directors fees	2
Service fees:
Service Class	3

Total expenses	580

Net Investment Income (Loss)	69

Net Realized Gain (Loss) from:
Investment securities	1,875
Foreign currency transactions	(31)

1,844

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(400)
Translation of assets and liabilities denominated in foreign currencies	31

(369)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	1,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,544

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    4

Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$69	$(245)
Net realized gain (loss) from investment securities and foreign currency transactions	1,844	3,092
Net unrealized appreciation (depreciation) on investment securities	(369)	29,090

	1,544	31,937

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	14,092	73,160
Service Class	3,430	765

	17,522	73,925

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(18,844)	(72,258)
Service Class	(162)	(43)

	(19,006)	(72,301)

	(1,484)	1,624

Net increase (decrease) in net assets	60	33,561

Net Assets:
Beginning of period	136,135	102,574

End of period	$136,195	$136,135

Undistributed Net Investment Income	$74	$5

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,658	10,137
Service Class	406	95

	2,064	10,232

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(2,214)	(9,463)
Service Class	(19)	(5)

	(2,233)	(9,468)

Net increase (decrease) in shares outstanding:
Initial Class	(556)	674
Service Class	387	90

	(169)	764

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    5

Marsico Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$8.49	$–	$0.09	$0.09	$–	$–	$–	$8.58
	12/31/2003	6.72	(0.01)	1.78	1.77	–	–	–	8.49
	12/31/2002	9.09	–	(2.36)	(2.36)	(0.01)	–	(0.01)	6.72
	12/31/2001	10.67	0.02	(1.52)	(1.50)	(0.07)	(0.01)	(0.08)	9.09
	12/31/2000	11.75	0.02	(0.95)	(0.93)	(0.10)	(0.05)	(0.15)	10.67
	12/31/1999	10.00	0.01	1.74	1.75	–	–	–	11.75
Service Class	06/30/2004	8.48	–	0.08	0.08	–	–	–	8.56
	12/31/2003	7.06	(0.03)	1.45	1.42	–	–	–	8.48

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	1.06%	$132,112	0.86%	0.86%	0.11%	57%
	12/31/2003	26.34	135,376	0.98	0.98	(0.19)	111
	12/31/2002	(25.98)	102,574	1.00	1.06	(0.03)	103
	12/31/2001	(14.09)	45,382	1.00	1.21	0.16	17
	12/31/2000	(8.02)	20,185	1.00	1.37	0.15	37
	12/31/1999	17.50	8,204	1.00	2.68	0.12	40
Service Class	06/30/2004	0.94	4,083	1.11	1.11	(0.14)	57
	12/31/2003	20.11	759	1.25	1.25	(0.47)	111

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    6

Marsico Growth

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Marsico Growth (“the Fund”), part of ATSF, began operations on May 3, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    7

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $13 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    8

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$7,823	6%
Asset Allocation–Moderate Portfolio	40,484	30%

Total	$48,307	36%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of first $250 million

0.75% of the next $250 million of ANA

0.70% of the next $500 million of ANA

0.60% of ANA over $1 billion

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $10 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$75,889
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	69,135
U.S. Government	4,479

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    9

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,890	December 31, 2009
6,745	December 31, 2010
5,283	December 31, 2011

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003 of $222 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$125,046

Unrealized Appreciation	$24,541
Unrealized (Depreciation)	(881)

Net Unrealized Appreciation (Depreciation)	$23,660

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Marsico Growth    10

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Aerospace (0.5%)
Northrop Grumman Corporation	40,000	$2,148

Amusement & Recreation Services (2.5%)
Disney (Walt) Company (The)	255,000	6,500
Mandalay Resort Group	48,000	3,295

Apparel & Accessory Stores (2.1%)
Limited, Inc. (The)	235,000	4,395
Nordstrom, Inc.	91,000	3,878

Auto Repair, Services & Parking (0.5%)
Ryder System, Inc. (b)	47,000	1,883

Automotive (3.5%)
Ford Motor Company	164,000	2,567
General Motors Corporation	114,000	5,310
Honeywell International Inc.	164,000	6,007

Chemicals & Allied Products (1.7%)
du Pont (E.I.) de Nemours and Company	149,800	6,654

Commercial Banks (8.1%)
Bank of America Corporation	47,000	3,977
Citigroup Inc.	293,925	13,668
KeyCorp	159,000	4,753
Morgan Chase & Co. (J.P.)	245,000	9,499

Communications Equipment (4.4%)
Avaya Inc. (a)	246,000	3,884
Lucent Technologies Inc. (a)	1,324,000	5,004
Motorola, Inc. (b)	214,000	3,906
Tellabs, Inc. (a)(b)	492,000	4,300

Computer & Data Processing Services (2.6%)
Autodesk, Inc. (b)	96,000	4,110
Computer Sciences Corporation (a)(b)	48,000	2,229
Microsoft Corporation	136,000	3,884

Computer & Office Equipment (4.3%)
Cisco Systems, Inc. (a)	162,000	3,839
Hewlett-Packard Company	400,000	8,440
Xerox Corporation (a)(b)	328,000	4,756

Construction (2.4%)
Ashland Inc.	30,000	1,584
D.R. Horton, Inc.	139,000	3,948
KB Home (b)	59,000	4,049

Department Stores (3.9%)
Federated Department Stores, Inc.	90,000	4,419
J.C. Penney Company, Inc. (b)	126,000	4,758
May Department Stores Company (The) (b)	157,000	4,316
Saks Incorporated (a)	121,000	1,815

Electric Services (1.4%)
Edison International	154,000	3,938
TXU Corp.	35,000	1,418

	Shares	Value
Electronic & Other Electric Equipment (3.3%)
General Electric Company	399,000	$12,928

Electronic Components & Accessories (3.0%)
Advanced Micro Devices, Inc. (a)(b)	264,000	4,198
Atmel Corporation (a)	672,000	3,978
Cypress Semiconductor Corporation (a)(b)	245,000	3,477

Fabricated Metal Products (1.0%)
Fortune Brands, Inc.	53,000	3,998

Food & Kindred Products (3.5%)
Archer Daniels Midland Co.	279,000	4,682
Sara Lee Corporation	195,000	4,483
Tyson Foods, Inc.–Class A	210,000	4,400

Furniture & Fixtures (0.8%)
Lear Corporation	56,000	3,303

Industrial Machinery & Equipment (1.1%)
Cummins Inc.	70,000	4,375

Instruments & Related Products (1.9%)
Agilent Technologies, Inc. (a)	135,000	3,953
Rockwell International Corporation	94,000	3,526

Insurance (10.4%)
Allstate Corporation (The)	137,000	6,377
Anthem, Inc. (a)(b)	50,000	4,478
Aon Corporation	159,000	4,527
Chubb Corporation	53,000	3,614
CIGNA Corporation	68,000	4,679
Fidelity National Financial, Inc.	114,000	4,257
Loews Corporation	44,000	2,638
PacifiCare Health Systems, Inc. (a)	109,000	4,214
SAFECO Corporation	100,000	4,400
W.R. Berkley Corporation	40,000	1,718

Insurance Agents, Brokers & Service (2.6%)
Hartford Financial Services Group, Inc. (The)	78,000	5,361
MetLife, Inc.	133,000	4,767

Life Insurance (1.2%)
Lincoln National Corporation	97,000	4,583
Torchmark Corporation	2,000	108

Lumber & Wood Products (1.2%)
Georgia-Pacific Corporation	128,000	4,733

Medical Instruments & Supplies (1.4%)
Bard, (C.R.) Inc.	27,000	1,530
Becton, Dickinson and Company (b)	77,000	3,989

Mortgage Bankers & Brokers (1.3%)
Countrywide Financial Corporation (b)	72,000	5,057

Oil & Gas Extraction (7.1%)
Anadarko Petroleum Corporation	85,000	4,980
ConocoPhillips	100,000	7,629

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    1

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Oil & Gas Extraction (continued)
Dynegy Inc. (a)	349,000	$1,487
Kerr-McGee Corporation	83,000	4,463
Occidental Petroleum Corporation	107,000	5,179
Transocean Inc. (a)	139,000	4,023

Petroleum Refining (9.8%)
Amerada Hess Corporation	59,000	4,672
ChevronTexaco Corporation	118,000	11,105
Exxon Mobil Corporation	307,000	13,634
Sunoco, Inc. (b)	69,000	4,390
Valero Energy Corporation	62,000	4,573

Pharmaceuticals (2.0%)
Invitrogen Corporation (a)(b)	56,000	4,031
Pfizer Inc.	106,000	3,634

Primary Metal Industries (3.4%)
Nucor Corporation (b)	59,000	4,529
Phelps Dodge Corporation (a)	57,000	4,418
United States Steel Corporation (b)	122,000	4,285

Railroads (1.1%)
Norfolk Southern Corporation	162,000	4,296

Restaurants (1.5%)
McDonald’s Corporation	232,000	6,032

Savings Institutions (0.7%)
Independence Community Bank Corp.	37,000	1,347
IndyMac Bancorp, Inc. (b)	46,000	1,454

Security & Commodity Brokers (1.5%)
Bear Stearns Companies Inc. (The) (b)	14,000	1,180
E*TRADE Financial Corporation (a)	358,000	3,992
Legg Mason, Inc.	7,000	637

U.S. Government Agencies (1.0%)
Fannie Mae	54,000	3,853

Variety Stores (1.3%)
Costco Wholesale Corporation	123,000	5,051

Total Common Stocks (cost: $359,849)		392,336

	Principal	Value
SECURITY LENDING COLLATERAL (10.8%)

Debt (8.9%)

Agency Discount Notes (0.9%)
Fannie Mae 0.96%, due 07/01/2004	$1,007	$1,007
Federal Home Loan Bank
0.96%, due 07/01/2004	1,258	1,258
0.99%, due 07/01/2004	503	503
0.97%, due 07/02/2004	629	629

	Principal	Value

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	$252	$252
Deutsche Bank AG 1.16%, due 10/12/2004	629	629

Commercial Paper (2.8%)
Compass Securitization–144A
1.25%, due 07/23/2004	880	880
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	628	628
General Electric Capital Corporation
1.20%, due 07/19/2004	628	628
1.21%, due 07/22/2004	504	504
1.22%, due 07/23/2004	504	504
1.23%, due 07/26/2004	629	629
1.22%, due 08/04/2004	1,256	1,256
Govco Incorporated–144A
1.25%, due 08/02/2004	252	252
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	502	502
1.22%, due 07/20/2004	250	250
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	252	252
Morgan Stanley
1.58%, due 10/22/2004	579	579
1.58%, due 12/10/2004	1,635	1,635
1.58%, due 03/16/2005	1,585	1,585
Sheffield Receivables–144A
1.24%, due 07/20/2004	378	378

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	629	629
Den Danske Bank
1.08%, due 07/02/2004	629	629

Euro Dollar Terms (2.1%)
Bank of America Corporation
1.08%, due 07/19/2004	252	252
Bank of Montreal
1.20%, due 07/23/2004	128	128
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	629	629
1.24%, due 07/23/2004	126	126
Bank of the West Inc.
1.28%, due 07/28/2004	252	252
Branch Banking & Trust
1.08%, due 07/14/2004	126	126
Calyon
1.16%, due 07/15/2004	2,392	2,392
1.17%, due 08/04/2004	378	378
1.34%, due 08/24/2004	881	881

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    2

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Fortis Bank
1.19%, due 07/14/2004	$126	$126
1.29%, due 09/03/2004	252	252
HBOS PLC
1.30%, due 09/03/2004	252	252
Royal Bank of Canada
1.05%, due 07/08/2004	378	378
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,133	1,133
Wells Fargo & Company
1.19%, due 07/14/2004	504	504
1.25%, due 07/23/2004	252	252
1.24%, due 07/26/2004	252	252

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	755	755
1.64%, due 12/15/2004	504	504

Repurchase Agreements (2.3%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $2,946 on 07/01/2004	2,946	2,946
Goldman Sachs Group Inc. (The) 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $1,259 on 07/01/2004	1,259	1,259

	Principal	Value

Repurchase Agreements (continued)
Merrill Lynch & Co., Inc. 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $3,814 on 07/01/2004	$3,814	$3,814
Morgan Stanley 1.58%, Repurchase agreement dated 06/30/2004 to be repurchased at $1,133 on 07/01/2004	1,133	1,133

	Shares	Value
Investment Companies (1.9%)

Money Market Funds (1.9%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	1,043,027	$1,043
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	6,473,317	6,473

Total Security Lending Collateral (cost: $42,238)		42,238

Total Investment Securities (cost: $402,087)		$434,574

SUMMARY:
Investments, at value	110.7%	$434,574
Liabilities in excess of other assets	(10.7)%	(42,104)

Net assets	100.0%	$392,470

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $40,742.
(c)	Cash collateral for the Repurchase Agreements, valued at $9,334, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $3,142 or 0.80% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    3

Mercury Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 402,087) (including securities loaned of $40,742)	$434,574
Receivables:
Investment securities sold	29,541
Dividends	642
Other	5

464,762

Liabilities:
Investment securities purchased	28,769
Accounts payable and accrued liabilities:
Management and advisory fees	275
Due to custodian	952
Payable for collateral for securities on loan	42,238
Other	58

72,292

Net Assets	392,470

Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	248
Additional paid-in capital	307,137
Undistributed net investment income	6,420
Undistributed net realized gain (loss) from: Investment securities	46,178
Net unrealized appreciation (depreciation) on: Investment securities	32,487

Net Assets	$392,470

Net Assets by Class:
Initial Class	$390,866
Service Class	1,604
Shares Outstanding:
Initial Class	24,741
Service Class	101
Net Asset Value and Offering Price Per Share:
Initial Class	$15.80
Service Class	15.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$25
Dividends	3,824
Income from loaned securities–net	21
Less withholding taxes on foreign dividends	(3)

3,867

Expenses:
Management and advisory fees	1,542
Printing and shareholder reports	26
Custody fees	19
Administration fees	29
Legal fees	2
Auditing and accounting fees	7
Directors fees	5
Service fees:
Service Class	2

Total expenses	1,632

Net Investment Income (Loss)	2,235

Net Realized Gain (Loss) from:
Investment securities	41,223
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(22,931)

Net Gain (Loss) on Investment Securities	18,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,527

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    4

Mercury Large Cap Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,235	$4,184
Net realized gain (loss) from:	41,223	17,606
Net unrealized appreciation (depreciation)	(22,931)	65,852

	20,527	87,642

Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,653)
Service Class	–	–

	–	(2,653)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	18,903	111,588
Service Class	936	892

	19,839	112,480

Proceeds from fund acquisition:
Initial Class	991	–
Service Class	–	–

	991	–

Dividends and distributions reinvested:
Initial Class	–	2,653
Service Class	–	–

	–	2,653

Cost of shares redeemed:
Initial Class	(32,860)	(57,904)
Service Class	(317)	(80)

	(33,177)	(57,984)

	(12,347)	57,149

Net increase (decrease) in net assets	8,180	142,138

Net Assets:
Beginning of period	384,290	242,152

End of period	$392,470	$384,290

Undistributed Net Investment Income	$6,420	$4,185

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,303	9,291
Service Class	60	67

	1,363	9,358

Shares issued–on fund acquisition
Initial Class	66	–
Service Class	–	–

	66	–

Shares issued–reinvested from distributions:
Initial Class	–	205
Service Class	–	–

	–	205

Shares redeemed:
Initial Class	(2,166)	(4,713)
Service Class	(20)	(6)

	(2,186)	(4,719)

Net increase (decrease) in shares outstanding:
Initial Class	(863)	4,783
Service Class	40	61

	(823)	4,844

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    5

Mercury Large Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$14.97	$0.09	$0.74	$0.83	$–	$–	$–	$15.80
	12/31/2003	11.63	0.17	3.28	3.45	(0.11)	–	(0.11)	14.97
	12/31/2002	14.09	0.18	(2.17)	(1.99)	(0.12)	(0.35)	(0.47)	11.63
	12/31/2001	14.37	0.15	(0.41)	(0.26)	(0.02)	–	(0.02)	14.09
	12/31/2000	12.77	0.15	1.78	1.93	(0.18)	(0.15)	(0.33)	14.37
	12/31/1999	12.12	0.10	0.85	0.95	(0.10)	(0.20)	(0.30)	12.77
Service Class	06/30/2004	15.06	0.07	0.74	0.81	–	–	–	15.87
	12/31/2003	11.77	0.11	3.19	3.30	(0.01)	–	(0.01)	15.06

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	5.54%	$390,866	0.84%	0.84%	1.16%	90%
	12/31/2003	29.78	383,372	0.84	0.84	1.33	145
	12/31/2002	(14.21)	242,152	0.89	0.89	1.40	200
	12/31/2001	(1.81)	165,683	0.94	0.94	1.07	31
	12/31/2000	15.19	144,818	0.88	0.88	1.10	46
	12/31/1999	7.95	137,158	0.90	0.90	0.77	34
Service Class	06/30/2004	5.38	1,604	1.09	1.09	0.95	90
	12/31/2003	28.03	918	1.10	1.10	1.19	145

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 1996

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    6

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Mercury Large Cap Value (“the Fund”), part of ATSF, began operations on May 1, 1996.

On May 3, 2004, PBHG/NWQ Value Select acquired all the net assets of BlackRock Large Cap Value pursuant to a plan of reorganization approved by shareholders of BlackRock Large Cap Value. The acquisition was accomplished by a tax-free exchange of 66 shares of the Fund for the 109 shares of BlackRock Large Cap Value outstanding on April 30, 2004. BlackRock Large Cap Value’s net assets at that date $991, including $137 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $387,319.

On May 3, 2004, the Fund changed its name from PBHG/NWQ Value Select to Mercury Large Cap Value and changed its sub-advisers from Pilgrim Baxter & Associates, Inc. and NWQ Investment Management Company, Inc. to Fund Asset Management, L.P. doing business as Mercury Advisors.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Overdraft: At June 30, 2004 the Fund was in a cash overdraft. The amount of the cash overdraft is included as Due to custodian in the accompanying Statement of Assets and Liabilities. The Fund pays monthly overdraft charges based on the average daily overdraft balance during the month. The average balance is multiplied by a rate equal to 0.50% plus the federal funds rate. As of June 30, 2004, this rate was 2.00%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through Investors Bank & Trust Company (“IBT”), receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which

ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value     7

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $30 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $9 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex- dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Market Value	% of Net Assets
Asset Allocation–Conservative Portfolio	$14,292	4%
Asset Allocation–Growth Portfolio	45,556	12%
Asset Allocation–Moderate Growth Portfolio	72,853	19%
Asset Allocation–Moderate Portfolio	43,222	11%

Total	$175,923	46%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.80% of ANA

From May 1, 2004 on:

0.80% of first $250 million of ANA

0.775% of the next $500 million of ANA

0.75% of ANA over $750 million

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.80%.

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    8

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and services fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $29, for Administration fees, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $15. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$351,030
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	332,091
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2003, of $1,703 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$402,310

Unrealized Appreciation	$34,779
Unrealized (Depreciation)	(2,515)

Net Unrealized Appreciation (Depreciation)	$32,264

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value    9

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

BlackRock Large Cap Value

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of BlackRock Large Cap Value (the “Acquired Fund”) by PBHG/NWQ Value Select (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, following by the complete liquidation of Acquired Fund.

For	Against	Abstain
100.00%	0.00%	0.00%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Mercury Large Cap Value     10

MFS High Yield

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
Federative Republic of Brazil 8.00%, due 04/15/2014	$1,443	$1,316
11.00%, due 08/17/2040	650	613
Republic of Panama 9.38%, due 01/16/2023	1,226	1,251
Russian Federation 12.75%, due 06/24/2028	726	1,056

Total Foreign Government Obligations (cost: $4,573)		4,236

MORTGAGE-BACKED SECURITIES (1.7%)
Asset Securitization Corporation (g) 8.29%, due 11/13/2029	3,570	3,561
Commercial Mortgage Acceptance Corporation 5.44%, due 09/15/2030	230	212
CS First Boston Mortgage Securities Corp. 6.75%, due 11/11/2030	1,115	998
First Union–Lehman Brothers Commercial Mortgage Trust 7.00%, due 04/18/2029	800	859
7.50%, due 11/18/2029	1,940	1,805
First Union National Bank 6.75%, due 10/15/2032	1,305	1,241
GE Capital Commercial Mortgage Corporation, Series 2000-1 (g) 7.79%, due 01/15/2033	965	957
GMAC Commercial Mortgage Securities, Inc. 7.90%, due 04/15/2034	1,278	1,331

Total Mortgage-Backed Securities (cost: $10,875)		10,964

ASSET-BACKED SECURITIES (0.1%)
Falcon Franchise Loan LLC 3.54%, due 01/05/2025	4,306	787

Total Asset-Backed Securities (cost: $799)		787

CORPORATE DEBT SECURITIES (90.1%)

Aerospace (0.8%)
Argo-Tech Corporation–144A 9.25%, due 06/01/2011	1,915	1,972
Dunlop Standard Aerospace Holdings PLC 11.88%, due 05/15/2009	190	202
Dunlop Standard Aerospace Holdings PLC–144A 11.88%, due 05/15/2009	1,170	1,243
K & F Industries, Inc. 9.25%, due 10/15/2007	149	153
9.63%, due 12/15/2010	1,340	1,469

Agriculture (0.3%)
Seminis Vegetable Seeds–144A 10.25%, due 10/01/2013	1,660	1,805
Air Transportation (0.8%)
CHC Helicopter Corporation–144A 7.38%, due 05/01/2014	1,235	1,213

	Principal	Value

Air Transportation (continued)
Continental Airlines, Inc.
6.90%, due 01/02/2017	$674	$520
6.75%, due 03/15/2017	527	401
6.80%, due 08/02/2018	1,415	1,107
7.57%, due 03/15/2020	1,688	1,322
Delta Air Lines, Inc. 7.92%, due 11/18/2010	515	337

Amusement & Recreation Services (3.6%)
Ameristar Casinos, Inc. 10.75%, due 02/15/2009	60	68
AMF Bowling Worldwide, Inc.–144A (b) 10.00%, due 03/01/2010	1,105	1,133
Aztar Corporation–144A 7.88%, due 06/15/2014	1,155	1,167
Boyd Gaming Corporation–144A 6.75%, due 04/15/2014	3,350	3,157
Hollywood Park Inc. 9.25%, due 02/15/2007	14	14
Isle of Capri Casinos, Inc.–144A 7.00%, due 03/01/2014	2,020	1,874
Mandalay Resort Group (b) 9.38%, due 02/15/2010	1,700	1,853
MGM MIRAGE 8.50%, due 09/15/2010	765	826
8.38%, due 02/01/2011 (b)	3,630	3,793
Pinnacle Entertainment, Inc. 8.25%, due 03/15/2012–144A	250	239
8.75%, due 10/01/2013 (b)	2,905	2,883
Six Flags, Inc. (b) 9.75%, due 04/15/2013	2,515	2,528
Station Casinos, Inc. 6.50%, due 02/01/2014	2,120	2,041
Vail Resorts, Inc. (b) 6.75%, due 02/15/2014	2,240	2,122

Apparel & Accessory Stores (0.2%)
J. Crew Operating Corp. (b) 10.38%, due 10/15/2007	1,540	1,563

Apparel Products (0.2%)
Levi Strauss & Co (b) 7.00%, due 11/01/2006	1,405	1,312
WestPoint Stevens Inc. (b)(e) 7.88%, due 06/15/2005	5,060	127
7.88%, due 06/15/2008	1,220	31

Automotive (2.7%)
Advanced Accessory Systems, LLC–144A 10.75%, due 06/15/2011	1,320	1,280
Dana Corporation 6.50%, due 03/01/2009	500	520
10.13%, due 03/15/2010	1,045	1,183
9.00%, due 08/15/2011	720	842
7.00%, due 03/01/2029	2,085	2,002

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    1

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Automotive (continued)
Delco Remy International, Inc.–144A (b) 9.38%, due 04/15/2012	$745	$725
Dura Operating Corporation (b) 9.00%, due 05/01/2009	1,525	1,495
Eagle-Picher, Inc. 9.75%, due 09/01/2013	915	984
Metaldyne Corporation 11.00%, due 06/15/2012 (b)	695	591
10.00%, due 11/01/2013–144A	1,025	1,005
Navistar International Corporation 7.50%, due 06/15/2011	3,255	3,336
Tenneco Automotive Inc. 10.25%, due 07/15/2013 10.25%, due 07/15/2013–144A	1,795 1,130	2,028 1,277
Venture Holdings Trust (e) 0.00%, due 07/01/2005	125	3

Beverages (0.2%)
Merisant Company–144A 9.50%, due 07/15/2013	1,270	1,353

Business Credit Institutions (1.1%)
BCP Caylux Holdings Luxembourg SCA–144A 9.63%, due 06/15/2014	2,150	2,228
eircom Funding 8.25%, due 08/15/2013	835	868
PCA LLC (PCA Finance Corporation) 11.88%, due 08/01/2009.	1,910	2,053
Safilo Capital International SA–144A 9.63%, due 05/15/2013	1,945	2,214

Business Services (2.4%)
Hanover Compressor Company 9.00%, due 06/01/2014	495	514
Hanover Equipment Trust 2001B 8.75%, due 09/01/2011	2,305	2,466
Lamar Media Corp. 7.25%, due 01/01/2013	2,155	2,193
Muzak LLC (Muzak Finance Corporation)–144A 10.00%, due 02/15/2009	2,045	1,800
NDCHealth Corporation 10.50%, due 12/01/2012	805	888
R.H. Donnelley Financial Corporation I 10.88%, due 12/15/2012	1,070	1,241
United Rentals (North America), Inc. 6.50%, due 02/15/2012	1,330	1,257
7.75%, due 11/15/2013 (b)	2,145	2,027
7.00%, due 02/15/2014	930	828
Williams Scotsman, Inc. 9.88%, due 06/01/2007	1,755	1,742
10.00%, due 08/15/2008	560	610

	Principal	Value

Chemicals & Allied Products (5.7%)
Acetex Corporation 10.88%, due 08/01/2009	$1,695	$1,856
Equistar Chemicals, LP 10.63%, due 05/01/2011	4,245	4,711
Hercules Incorporated–144A 6.75%, due 10/15/2029	2,030	1,949
Huntsman ICI Chemicals LLC (b) 10.13%, due 07/01/2009	3,315	3,381
Huntsman International LLC 9.88%, due 03/01/2009	2,040	2,203
IMC Global Inc. 10.88%, due 08/01/2013	2,165	2,582
JohnsonDiversey Holdings, Inc. (h) 0.00%, due 05/15/2013	1,520	1,170
JohnsonDiversey, Inc. 9.63%, due 05/15/2012	4,520	4,927
Lyondell Chemical Company 9.50%, due 12/15/2008 (b)	160	167
11.13%, due 07/15/2012	2,065	2,287
Nalco Company 7.75%, due 11/15/2011–144A	675	707
8.88%, due 11/15/2013–144A (b)	460	482
NOVA Chemicals Corporation 6.50%, due 01/15/2012	1,615	1,591
Resolution Performance Products LLC (b) 13.50%, due 11/15/2010	750	699
Revlon Consumer Products Corporation (b) 8.63%, due 02/01/2008	2,110	1,867
Rhodia SA–144A (b) 8.88%, due 06/01/2011	4,740	4,005
Rockwood Specialties Group, Inc. 10.63%, due 05/15/2011	1,400	1,491
SGL Carbon Luxembourg SA–144A 8.50%, due 02/01/2012	700	822
Sovereign Specialty Chemicals, Inc. 11.88%, due 03/15/2010	80	82
Sterling Chemicals, Inc. (f) 0.00%, due 08/15/2006	40	(d	)
11.25%, due 04/01/2007	50	(d	)

Commercial Banks (0.0%)
ASPropulsion Capital BV–144A 9.63%, due 10/01/2013	150	186

Communication (7.6%)
American Tower Corporation 9.38%, due 02/01/2009	750	801
Cablevision Systems Corporation–144A (b) 8.00%, due 04/15/2012	2,750	2,709
Charter Communications Holdings LLC 8.63%, due 04/01/2009 (b)	8,935	7,126
9.92%, due 04/01/2011	5,420	4,281
8.75%, due 11/15/2013–144A (b)	950	910

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    2

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Communication (continued)
Charter Communications Operating LLC (Charter Communications Operating Capital Corp.)–144A 8.38%, due 04/30/2014	$930	$900
Colt Telecom Group PLC 7.63%, due 12/15/2009	600	705
Crown Castle International Corp. 7.50%, due 12/01/2013	1,985	1,975
CSC Holdings, Inc. 8.13%, due 07/15/2009	1,000	1,040
8.13%, due 08/15/2009	6,195	6,443
6.75%, due 04/15/2012–144A	1,650	1,584
DIRECTTV Holdings Finance 8.38%, due 03/15/2013	2,285	2,528
Echostar DBS Corporation 6.38%, due 10/01/2011	1,930	1,901
FrontierVision Operating Partners, L.P. (e) 11.00%, due 10/15/2006	1,445	1,763
GCI, Inc.–144A 7.25%, due 02/15/2014	2,015	1,924
Innova S. de R.L. 9.38%, due 09/19/2013	1,650	1,728
Insight Midwest LP (b) 9.75%, due 10/01/2009	1,790	1,888
Mediacom Broadband LLC (Mediacom Communications Corporation) 11.00%, due 07/15/2013	2,680	2,854
Renaissance Media Group LLC 10.00%, due 04/15/2008	945	973
Telewest Communications PLC 9.25%, due 04/15/2009	3,920	1,882
0.00%, due 02/01/2010 (i)	15	7
XM Satellite Radio Inc. 6.65%, due 05/01/2009–144A (g)	1,025	1,026
12.00%, due 06/15/2010	1,765	2,023

Communications Equipment (1.7%)
Alamosa (Delaware), Inc. 0.00%, due 07/31/2009 (j) 11.00%, due 07/31/2010	152 1,657	147 1,806
American Towers, Inc. 7.25%, due 12/01/2011	525	526
CC V Holdings Finance, Inc. (k) 11.88%, due 12/01/2008	662	701
L-3 Communications Corporation 7.63%, due 06/15/2012	2,600	2,743
Lucent Technologies Inc. (b) 5.50%, due 11/15/2008	2,050	1,937
Nortel Networks Corporation (b) 6.13%, due 02/15/2006	3,390	3,407

Computer & Data Processing Services (0.0%)
Kronos Incorporated 8.88%, due 06/30/2009	100	129

	Principal	Value

Computer & Office Equipment (0.6%)
General Binding Corporation 9.38%, due 06/01/2008	$1,305	$1,349
Xerox Corporation 7.63%, due 06/15/2013	2,565	2,623

Construction (1.0%)
D.R. Horton, Inc. 8.00%, due 02/01/2009	2,550	2,792
Technical Olympic USA, Inc. 9.00%, due 07/01/2010	650	666
WCI Communities, Inc. 7.88%, due 10/01/2013	3,000	3,030

Department Stores (0.5%)
Saks Incorporated 7.00%, due 12/01/2013	3,284	3,243

Drug Stores & Proprietary Stores (0.7%)
Rite Aid Corporation 9.50%, due 02/15/2011	1,585	1,747
9.25%, due 06/01/2013 (b)	2,715	2,851

Electric Services (6.6%)
AES Corporation (The)–144A 8.75%, due 05/15/2013	3,940	4,221
9.00%, due 05/15/2015	1,600	1,714
Allegheny Energy Supply Company, LLC–144A (b) 8.75%, due 04/15/2012	2,630	2,600
Calpine Corporation (b) 8.50%, due 02/15/2011 (b)	1,290	842
8.75%, due 07/15/2013–144A (b)	4,220	3,460
CenterPoint Energy Resources, Corp. 7.88%, due 04/01/2013	1,580	1,768
CenterPoint Energy, Inc. (b) 7.25%, due 09/01/2010	2,000	2,127
Dynegy Holdings Inc.–144A 9.88%, due 07/15/2010	2,475	2,661
Edison Mission Energy 7.73%, due 06/15/2009	1,400	1,362
Empresa Nacional de Electricidad SA 8.35%, due 08/01/2013	1,700	1,815
FirstEnergy Corp. 6.45%, due 11/15/2011	2,570	2,664
Illinova Corporation 11.50%, due 12/15/2010	860	1,017
Mirant Corporation (e) 0.00%, due 05/01/2011	2,600	1,950
Mission Energy Holding Company 13.50%, due 07/15/2008	1,340	1,499
MSW Energy Holdings LLC–144A 7.38%, due 09/01/2010	1,200	1,194
NRG Energy, Inc.–144A 8.00%, due 12/15/2013	3,720	3,757
PSEG Energy Holdings Inc. 8.63%, due 02/15/2008	800	860

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    3

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Electric Services (continued)
PSEG Energy Holdings LLC 7.75%, due 04/16/2007	$2,035	$2,132
Reliant Resources, Inc. 9.25%, due 07/15/2010	1,870	1,996
9.50%, due 07/15/2013	1,270	1,368
TECO Energy, Inc. 7.50%, due 06/15/2010	1,705	1,722

Electric, Gas & Sanitary Services (1.2%)
CMS Energy Corporation 8.50%, due 04/15/2011	2,130	2,173
Midwest Generation, LLC–144A 8.75%, due 05/01/2034	2,570	2,596
Nevada Power Company–144A 6.50%, due 04/15/2012	415	394
PG&E Corporation–144A 6.88%, due 07/15/2008	410	428
Sierra Pacific Power Company–144A 6.25%, due 04/15/2012	720	677
Sierra Pacific Resources–144A 8.63%, due 03/15/2014	1,280	1,248

Electronic Components & Accessories (0.9%)
Amkor Technology, Inc. (b) 7.75%, due 05/15/2013	1,975	1,871
Communications & Power Industries, Inc. 8.00%, due 02/01/2012	495	495
Flextronics International Ltd. 6.50%, due 05/15/2013	3,245	3,164
ON Semiconductor Corporation 13.00%, due 05/15/2008	490	562

Environmental Services (1.5%)
Allied Waste North America, Inc. 8.88%, due 04/01/2008	1,875	2,053
6.50%, due 11/15/2010–144A (b)	5,855	5,796
7.88%, due 04/15/2013	1,935	2,022

Fabricated Metal Products (1.8%)
Atrium Companies, Inc. 10.50%, due 05/01/2009	900	943
Blount, Inc. 7.00%, due 06/15/2005	1,585	1,617
13.00%, due 08/01/2009	1,275	1,366
Jacuzzi Brands, Inc. 9.63%, due 07/01/2010	680	728
Oxford Automotive, Inc.–144A (b) 12.00%, due 10/15/2010	1,065	831
Remington Arms Company, Inc. 10.50%, due 02/01/2011	3,370	3,269
TriMas Corporation 9.88%, due 06/15/2012	1,830	1,940
Werner Holdings Co., Inc. (b) 10.00%, due 11/15/2007	1,060	885

	Principal	Value

Food & Kindred Products (1.0%)
Burns, Philp & Company Limited 9.75%, due 07/15/2012	$3,100	$3,209
Michael Foods, Inc. 8.00%, due 11/15/2013	1,405	1,451
Premier International Foods PLC 12.00%, due 09/01/2009	670	715
United Biscuits Finance PLC 10.63%, due 04/15/2011	900	1,200

Food Stores (0.6%)
Couche-Tard U.S. L.P. (Couche-Tard Financing Corp.) 7.50%, due 12/15/2013	3,875	3,875

Furniture & Fixtures (0.7%)
BE Aerospace, Inc. (b) 9.50%, due 11/01/2008	1,000	965
8.88%, due 05/01/2011	2,495	2,320
Tempur-Pedic, Inc. (Tempur Production USA Inc) 10.25%, due 08/15/2010	967	1,090

Gas Production & Distribution (2.4%)
ANR Pipeline Company 9.63%, due 11/01/2021	900	1,008
El Paso Corporation (b) 7.00%, due 05/15/2011	4,780	4,183
El Paso Natural Gas Company 7.63%, due 08/01/2010	2,760	2,829
GulfTerra Energy Partners, L.P. 8.50%, due 06/01/2010	1,534	1,668
Williams Companies, Inc. (The) 7.13%, due 09/01/2011	5,610	5,694

Health Services (2.9%)
Alliance Imaging, Inc. (b) 10.38%, due 04/15/2011	2,020	2,116
Beverly Enterprises, Inc.–144A 7.88%, due 06/15/2014	1,325	1,303
Extendicare Health Services Inc.–144A (b) 6.88%, due 05/01/2014	1,130	1,062
HCA Inc. (b) 7.88%, due 02/01/2011	7,860	8,621
Insight Health Services Corp. (b) 9.88%, due 11/01/2011	1,675	1,792
Mariner Health Care, Inc.–144A 8.25%, due 12/15/2013	2,030	2,132
Tenet Healthcare Corporation 6.50%, due 06/01/2012	1,425	1,240
9.88%, due 07/01/2014–144A	845	860

Holding & Other Investment Offices (0.6%)
Arch Western Finance LLC–144A 6.75%, due 07/01/2013	1,340	1,340
Lighthouse International Co SA–144A 8.00%, due 04/30/2014	2,250	2,643

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    4

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Hotels & Other Lodging Places (2.3%)
Hilton Hotels Corporation 7.63%, due 12/01/2012	$5,240	$5,633
Las Vegas Sands, Inc. (Venetian Casino Resort LLC) 11.00%, due 06/15/2010	1,300	1,502
MeriStar Hospitality Corporation (b) 10.50%, due 06/15/2009	465	495
Park Place Entertainment Corporation 8.88%, due 09/15/2008	745	808
8.13%, due 05/15/2011	3,360	3,566
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	2,955	3,162

Industrial Machinery & Equipment (3.6%)
AGCO Corporation 9.50%, due 05/01/2008	1,480	1,613
American Standard Companies Inc. 7.38%, due 02/01/2008	1,260	1,361
AMSTED Industries Incorporated–144A 10.25%, due 10/15/2011	1,675	1,817
CNH New Holland, Inc.–144A 9.25%, due 08/01/2011	565	593
Columbus McKinnon Corporation 10.00%, due 08/01/2010	1,630	1,728
Gulfmark Offshore, Inc. 8.75%, due 06/01/2008	1,655	1,696
JLG Industries, Inc. 8.25%, due 05/01/2008	2,630	2,762
Joy Global Inc. 8.75%, due 03/15/2012	235	263
Manitowoc Company, Inc. (The) 10.38%, due 05/15/2011	1,195	1,622
10.50%, due 08/01/2012	1,880	2,153
Rexnord Corporation 10.13%, due 12/15/2012	1,280	1,408
SPX Corporation 7.50%, due 01/01/2013	1,990	2,040
Terex Corporation (b) 10.38%, due 04/01/2011	2,855	3,183
Thermadyne Holdings Corporation 9.25%, due 02/01/2014	1,100	1,086

Instruments & Related Products (0.5%)
Da-Lite Screen Company, Inc.–144A 9.50%, due 05/15/2011	1,170	1,217
Dresser, Inc. 9.38%, due 04/15/2011	1,755	1,878

Leather & Leather Products (0.2%)
Samsonite Corporation–144A 8.88%, due 06/01/2011	1,115	1,154

	Principal	Value

Lumber & Wood Products (1.6%)
Georgia-Pacific Corporation 9.38%, due 02/01/2013	$7,140	$8,175
Ply Gem Industries, Inc.–144A 9.00%, due 02/15/2012	1,870	1,907

Management Services (0.3%)
Corrections Corporation of America 9.88%, due 05/01/2009	315	350
7.50%, due 05/01/2011	1,050	1,061
GEO Group, Inc. (The) 8.25%, due 07/15/2013	760	752

Manufacturing Industries (0.3%)
K2 Corporation–144A 7.38%, due 07/01/2014	345	351
TD Funding Corporation 8.38%, due 07/15/2011	1,300	1,320

Metal Cans & Shipping Containers (0.9%)
Crown European Holdings SA 9.50%, due 03/01/2011	2,120	2,311
10.88%, due 03/01/2013	2,915	3,323

Mining (0.3%)
Peabody Energy Corporation 6.88%, due 03/15/2013	1,850	1,873

Motion Pictures (0.6%)
AMC Entertainment Inc. (b) 9.50%, due 02/01/2011	2,456	2,554
Vivendi Universal SA 9.25%, due 04/15/2010	1,055	1,247

Motor Vehicles, Parts & Supplies (0.4%)
TRW Automotive Inc.
9.38%, due 02/15/2013	1,821	2,053
11.00%, due 02/15/2013	725	856

Oil & Gas Extraction (3.6%)
Belden & Blake Corporation 9.88%, due 06/15/2007	1,340	1,374
Chesapeake Energy Corporation 8.13%, due 04/01/2011 (b)	3,610	3,899
6.88%, due 01/15/2016	455	444
Dynegy Inc. (b) 6.88%, due 04/01/2011	845	728
El Paso Production Holding Company 7.75%, due 06/01/2013	3,455	3,170
Encore Acquisition Company 8.38%, due 06/15/2012	1,085	1,161
6.25%, due 04/15/2014–144A	370	348
Gaz Capital SA (Gazprom)–144A 8.63%, due 04/28/2034	1,700	1,647
Magnum Hunter Resources, Inc. 9.60%, due 03/15/2012	795	875
OAO Gazprom–144A 9.63%, due 03/01/2013	920	946

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    5

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Oil & Gas Extraction (continued)
Ocean Rig ASA 10.25%, due 06/01/2008	$1,515	$1,500
Parker Drilling Company 9.63%, due 10/01/2013	480	498
Petroleum Geo-Services ASA 10.00%, due 11/05/2010	1,900	1,967
Pioneer Natural Resources Company 7.50%, due 04/15/2012	930	1,053
Plains Exploration & Production Company–144A 7.13%, due 06/15/2014	570	580
Pride International, Inc.–144A 7.38%, due 07/15/2014	1,045	1,055
SESI, LLC 8.88%, due 05/15/2011	95	102
Vintage Petroleum, Inc. 8.25%, due 05/01/2012	1,850	1,961

Paper & Allied Products (3.4%)
Abitibi-Consolidated Inc. 8.55%, due 08/01/2010	4,115	4,338
Buckeye Technologies, Inc. 8.00%, due 10/15/2010	365	335
8.50%, due 10/01/2013	1,745	1,762
Corporacion Durango, SA de CV–144A (e) 13.75%, due 07/15/2009	720	360
Graphic Packaging Corporation 8.50%, due 08/15/2011	570	610
9.50%, due 08/15/2013	2,880	3,125
Mail-Well I Corporation 9.63%, due 03/15/2012	2,190	2,354
Norske Skog Canada Limited 8.63%, due 06/15/2011	1,660	1,760
7.38%, due 03/01/2014–144A	1,110	1,074
Pliant Corporation 0.00%, due 06/15/2009 (l)	1,075	906
13.00%, due 06/01/2010	1,310	1,172
Smurfit-Stone Container Corporation 8.25%, due 10/01/2012	1,790	1,862
The Newark Group, Inc.–144A (b) 9.75%, due 03/15/2014	2,375	2,274

Paper & Paper Products (0.4%)
MDP Acquisitions PLC 9.63%, due 10/01/2012	2,320	2,540

Paperboard Containers & Boxes (0.3%)
Greif Bros. Corporation 8.88%, due 08/01/2012	845	909
Kappa Beheer BV 10.63%, due 07/15/2009	1,195	1,249

Petroleum Refining (0.6%)
CITGO Petroleum Corporation 11.38%, due 02/01/2011	1,445	1,676

	Principal	Value

Petroleum Refining (continued)
Giant Industries, Inc. 8.00%, due 05/15/2014	$755	$755
Premcor Refining Group, Inc. (b) 7.75%, due 02/01/2012	1,540	1,598

Pharmaceuticals (0.2%)
Alpharma Inc.–144A 8.63%, due 05/01/2011	1,480	1,532

Primary Metal Industries (1.5%)
Commonwealth Industries, Inc. 10.75%, due 10/01/2006	735	742
Ispat Inland ULC–144A 9.75%, due 04/01/2014	1,245	1,282
Kaiser Aluminum & Chemical Corporation (e) 9.88%, due 02/15/2049	1,845	1,933
Oregon Steel Mills, Inc. (b) 10.00%, due 07/15/2009	270	286
Russell Metals, Inc. 6.38%, due 03/01/2014	1,600	1,500
Steel Dynamics, Inc. 9.50%, due 03/15/2009	1,600	1,768
United States Steel Corporation 9.75%, due 05/15/2010	1,206	1,336
Valmont Industries Inc.–144A 6.88%, due 05/01/2014	935	919

Printing & Publishing (2.5%)
Dex Media East LLC (Dex Media Finance Co.) 12.13%, due 11/15/2012	2,250	2,627
9.88%, due 08/15/2013	1,370	1,504
Dex Media, Inc.–144A (m) 0.00%, due 11/15/2013	4,960	3,199
Hollinger Inc.–144A 11.88%, due 03/01/2011	426	498
Hollinger International Publishing Inc.–144A 9.00%, due 12/15/2010	2,000	2,310
Houghton Mifflin Company 9.88%, due 02/01/2013	1,210	1,210
MediaNews Group, Inc. 6.88%, due 10/01/2013	1,900	1,796
Primedia Inc. 8.88%, due 05/15/2011	1,280	1,267
8.00%, due 05/15/2013–144A	2,000	1,880

Radio & Television Broadcasting (2.8%)
Allbritton Communications Company 7.75%, due 12/15/2012	3,343	3,293
Emmis Operating Company–144A 6.88%, due 05/15/2012	1,510	1,480
Granite Broadcasting Corporation–144A 9.75%, due 12/01/2010	3,595	3,343
Paxson Communications Corporation 10.75%, due 07/15/2008 (b)	850	863
0.00%, due 01/15/2009 (n)	2,975	2,588

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    6

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Radio & Television Broadcasting (continued)
Spanish Broadcasting System, Inc. 9.63%, due 11/01/2009	$4,180	$4,409
Young Broadcasting Inc. 8.50%, due 12/15/2008	1,870	1,968

Railroads (0.6%)
Kansas City Southern 7.50%, due 06/15/2009	2,595	2,595
TFM, S.A. de C.V. 12.50%, due 06/15/2012	1,440	1,534

Real Estate (0.3%)
CBRE Escrow, Inc. 9.75%, due 05/15/2010	1,620	1,782

Residential Building Construction (0.1%)
Tech Olympic USA, Inc. 7.50%, due 03/15/2011	445	414

Retail Trade (1.1%)
AmeriGas Partners, L.P. 8.88%, due 05/20/2011	1,810	1,928
Cole National Group, Inc. 8.63%, due 08/15/2007	1,485	1,500
8.88%, due 05/15/2012	1,885	2,012
Finlay Fine Jewelry Corporation 8.38%, due 06/01/2012	1,630	1,691

Rubber & Misc. Plastic Products (0.5%)
Formica Corporation (e) 0.00%, due 03/01/2009	100	19
Graham Packaging Company, L.P. (GPC Capital Corp. I) (b) 8.75%, due 01/15/2008	2,200	2,211
Plastipak Holdings, Inc. 10.75%, due 09/01/2011	980	1,054
Portola Packaging, Inc.–144A (b) 8.25%, due 02/01/2012	295	236

Social Services (0.4%)
Kindercare Learning Centers, Inc. 9.50%, due 02/15/2009	2,677	2,717

Stone, Clay & Glass Products (1.5%)
Hexcel Corporation 9.88%, due 10/01/2008	470	516
9.75%, due 01/15/2009	2,820	2,957
Owens-Brockway Glass Container Inc. 8.88%, due 02/15/2009	3,230	3,488
8.75%, due 11/15/2012	2,300	2,496
8.25%, due 05/15/2013	85	88

Telecommunications (6.5%)
Centennial Communications Corp. 10.13%, due 06/15/2013	3,765	3,887
Citizens Communications Company 9.00%, due 08/15/2031	2,470	2,382

	Principal	Value

Telecommunications (continued)
Dobson Communications Corporation (b) 8.88%, due 10/01/2013	$2,375	$1,805
Esprit Telecom Group PLC (e) 10.88%, due 06/15/2008	15	(d	)
MCI, Inc. 5.91%, due 05/01/2007	290	281
6.69%, due 05/01/2009	290	268
7.74%, due 05/01/2014	249	223
Nextel Communications, Inc. 7.38%, due 08/01/2015	10,070	10,171
NTL Cable PLC–144A (b) 8.75%, due 04/15/2014	175	179
Qwest Capital Funding, Inc. (b) 7.25%, due 02/15/2011	3,675	3,142
Qwest Corporation–144A 13.50%, due 12/15/2010	7,555	8,783
8.88%, due 03/15/2012	2,800	3,024
Rogers Wireless Inc.–144A 6.38%, due 03/01/2014	1,115	1,026
Rural Cellular Corporation 9.75%, due 01/15/2010 (b)	1,323	1,201
9.88%, due 02/01/2010	1,840	1,826
8.25%, due 03/15/2012–144A	485	496
Time Warner Telecom Inc. 10.13%, due 02/01/2011 (b)	1,540	1,401
9.25%, due 02/15/2014–144A (b)	1,630	1,565
US Unwired, Inc.–144A 10.00%, due 06/15/2012	635	641

Textile Mill Products (0.3%)
Interface, Inc. (b) 10.38%, due 02/01/2010	1,618	1,804

Transportation Equipment (0.3%)
Bombardier Recreational Products–144A (b) 8.38%, due 12/15/2013	1,900	1,886

Trucking & Warehousing (0.5%)
Iron Mountain Incorporated 8.63%, due 04/01/2013	1,585	1,680
7.75%, due 01/15/2015	1,770	1,757

Variety Stores (0.1%)
Dollar General Corporation 8.63%, due 06/15/2010	390	433

Water Transportation (0.4%)
Royal Caribbean Cruises Ltd. 6.88%, due 12/01/2013	1,820	1,800
Stena AB 9.63%, due 12/01/2012	645	716

Wholesale Trade Durable Goods (0.5%)
Fisher Scientific International Inc. 8.13%, due 05/01/2012	3,075	3,290
Jorgensen (Earle M.) Company 9.75%, due 06/01/2012	175	192

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    7

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Wholesale Trade Nondurable Goods (0.4%)
Pinnacle Foods, Inc.–144A 8.25%, due 12/01/2013	$310	$299
Roundy’s, Inc. 8.88%, due 06/15/2012	2,470	2,618

Total Corporate Debt Securities (cost: $580,905)		585,351

CONVERTIBLE BONDS (0.2%)

Industrial Machinery & Equipment (0.2%)
AGCO Corporation 6.88%, due 04/15/2014	1,230	1,451

Telecommunications (0.0%)
Jazztel PLC 12.00%, due 10/30/2012	1	1

Total Convertible Bonds (cost: $1,469)		1,452

	Shares	Value
PREFERRED STOCKS (0.0%)

Automotive (0.0%)
Hayes Lemmerz International, Inc.	12	$1

Communication (0.0%)
PTV, Inc.	2	(d	)

Printing & Publishing (0.0%)
Primedia Inc.–Series H	1,400	120

Total Preferred Stocks (cost: $127)		121

COMMON STOCKS (0.6%)

Automotive (0.0%)
Hayes Lemmerz International, Inc. (a)	3,536	53
Hayes Lemmerz International, Inc. (a)	80,000	(d	)

Chemicals & Allied Products (0.0%)
Sterling Chemicals, Inc.–warrants, Expires 12/31/2008 (f)	8	(d	)
Sterling Chemicals, Inc. (a)	7	(d	)

Communication (0.0%)
XM Satellite Radio Inc.–warrants, Expires 03/15/2010	65	4

Electric, Gas & Sanitary Services (0.2%)
DPL Inc. (b)	78,322	1,521

Fabricated Metal Products (0.0%)
Oxford Automotive, Inc. (a)	21	5

Industrial Machinery & Equipment (0.0%)
Thermadyne Holdings Corporation– Series B–warrants, Expires 05/23/2006	169	(d	)
Thermadyne Holdings Corporation (a)	16,831	236

Paper & Allied Products (0.0%)
Pliant Corporation–warrants, Expires 06/01/2010	40	(d	)

	Shares	Value

Telecommunications (0.4%)
CompleTel Europe NV (a)	642	$18
GT Group Telecom Inc.–warrants, Expires 02/01/2010	200	(d	)
Jazztel PLC (a)	28,006	9
Manitoba Telecom Services Inc–Class B (a)(b)	238	8
MCI, Inc. (a)	108,358	1,528
MCI, Inc. (a)	4,888,000	(d	)
MCI, Inc. (a)	4,887,000	(d	)
NTL Incorporated (a)(b)	4,267	246
VersaTel Telecom International NV (a)	972	2

Total Common Stocks (cost: $2,067 )		3,630

	Principal	Value
SECURITY LENDING COLLATERAL (15.4%)

Debt (12.7%)

Agency Discount Notes (1.2%)
Fannie Mae 0.96%, due 07/01/2004	$2,389	$2,389
Federal Home Loan Bank 0.96%, due 07/01/2004	2,986	2,986
0.99%, due 07/01/2004	1,194	1,194
0.97%, due 07/02/2004	1,493	1,493

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	597	597
Deutsche Bank AG 1.16%, due 10/12/2004	1,493	1,493

Commercial Paper (3.9%)
Compass Securitization–144A 1.25%, due 07/23/2004	2,087	2,087
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	1,491	1,491
General Electric Capital Corporation
1.20%, due 07/19/2004	1,490	1,490
1.21%, due 07/22/2004	1,195	1,195
1.22%, due 07/23/2004	1,195	1,195
1.23%, due 07/26/2004	1,493	1,493
1.22%, due 08/04/2004	2,981	2,981
Govco Incorporated–144A
1.25%, due 08/02/2004	597	597
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	1,191	1,191
1.22%, due 07/20/2004	594	594
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	597	597
Morgan Stanley
1.58%, due 10/22/2004	1,374	1,374
1.58%, due 12/10/2004	3,883	3,883
1.58%, due 03/16/2005	3,763	3,763
Sheffield Receivables–144A
1.24%, due 07/20/2004	896	896

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    8

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Overnight (0.5%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	$1,493	$1,493
Den Danske Bank
1.08%, due 07/02/2004	1,493	1,493

Euro Dollar Terms (3.0%)
Bank of America Corporation
1.08%, due 07/19/2004	597	597
Bank of Montreal
1.20%, due 07/23/2004	303	303
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	1,493	1,493
1.24%, due 07/23/2004	299	299
Bank of the West Inc.
1.28%, due 07/28/2004	597	597
Branch Banker & Trust
1.08%, due 07/14/2004	299	299
Calyon
1.16%, due 07/15/2004	5,674	5,674
1.17%, due 08/04/2004	896	896
1.34%, due 08/24/2004	2,091	2,091
Fortis Bank
1.19%, due 07/14/2004	299	299
1.29%, due 09/03/2004	597	597
HBOS PLC
1.30%, due 09/03/2004	597	597
Royal Bank of Canada
1.05%, due 07/08/2004	896	896
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	2,688	2,688
Wells Fargo & Company
1.19%, due 07/14/2004	1,195	1,195
1.25%, due 07/23/2004	597	597
1.24%, due 07/26/2004	597	597

Master Notes (0.5%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,792	1,792
1.64%, due 12/15/2004	1,195	1,195

Repurchase Agreements (3.3%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $6,989 on 07/01/2004	6,989	6,989
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,987 on 07/01/2004	2,987	2,987
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $9,048 on 07/01/2004	9,048	9,048
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,688 on 07/01/2004	2,688	2,688

	Shares	Value

Investment Companies (2.7%)

Money Market Funds (2.7%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%.	2,474,690	$2,475
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	15,358,613	15,359

Total Security Lending Collateral (cost: $100,213)		100,213

Total Investment Securities (cost: $701,028)		$706,754

SUMMARY:
Investments, at value	108.8%	$706,754
Liabilities in excess of other assets	(8.8)%	(57,105)

Net assets	100.0%	$649,649

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	492	07/02/2004	$598	$1
Euro Dollar	(195)	08/16/2004	(236)	(2)

Total Forward Foreign Currency Contracts			$362	$(1)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    9

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $97,735.
(c)	Cash collateral for the Repurchase Agreements, valued at $22,146, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	Value is less than $1.
(e)	Securities are currently in default on interest payments.
(f)	Securities valued as determined in good faith in accordance with with procedure established by the Fund’s Board of Directors.
(g)	Floating or variable rate note. Rate is listed as of June 30, 2004.
(h)	Securities are stepbonds. JohnsonDiversey Holdings, Inc. has a coupon rate 0.00% until 05/15/07, thereafter the coupon rate will be 10.67%.
(i)	Securities are stepbonds. Telewest Communications PLC has a coupon rate 0.00% until 02/01/05, thereafter the coupon rate will be 11.38%.
(j)	Securities are stepbonds. Alamosa (Delaware) has a coupon rate 0.00% until 07/31/05, thereafter the coupon rate will be 12.00%.
(k)	Securities are stepbonds. CC V Holdings Finance, Inc. has a coupon rate 0.00% until 12/01/03, thereafter the coupon rate will be 11.88%.
(l)	Securities are stepbonds. Pliant Corporation has a coupon rate 0.00% until 12/15/06, thereafter the coupon rate will be 11.13%.
(m)	Securities are stepbonds. Dex Media, Inc. has a coupon rate 0.00% until 11/15/08, thereafter the coupon rate will be 9.00%.
(n)	Securities are stepbonds. Paxson Communications Corporation has a coupon rate 0.00% until 01/15/06, thereafter the coupon rate will be 12.25%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $138,136 or 21.26% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    10

MFS High Yield

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 701,028) (including securities loaned of $97,735)	$706,754
Cash	31,983
Receivables:
Investment securities sold	4,717
Interest	12,649
Dividends	3
Unrealized appreciation on forward foreign currency contracts	1
Other	92

756,199

Liabilities:
Investment securities purchased	5,800
Accounts payable and accrued liabilities:
Management and advisory fees	450
Service fees	1
Payable for collateral for securities on loan	100,213
Unrealized depreciation on forward foreign currency contracts	2
Other	84

106,550

Net Assets	$649,649

Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$629
Additional paid-in capital	565,864
Undistributed net investment income	65,131
Undistributed net realized gain (loss) from:
Investment securities	12,354
Foreign currency transactions	(53)
Net unrealized appreciation (depreciation) on:
Investment securities	5,726
Translation of assets and liabilities denominated in foreign currencies	(2)

Net Assets	$649,649

Net Assets by Class:
Initial Class	$646,549
Service Class	3,100
Shares Outstanding:
Initial Class	62,628
Service Class	299
Net Asset Value and Offering Price Per Share:
Initial Class	$10.32
Service Class	10.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$27,905
Dividends	9
Income from loaned securities–net	170

28,084

Expenses:
Management and advisory fees	2,569
Custody fees	54
Administration fees	50
Legal fees	3
Auditing and accounting fees	7
Directors fees	9
Service fees:
Service Class	3

Total expenses	2,695

Net Investment Income (Loss)	25,389

Net Realized Gain (Loss) from:
Investment securities	10,433
Foreign currency transactions	(53)

10,380

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(33,684)
Translation of assets and liabilities denominated in foreign currencies	13

(33,671)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	(23,291)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,098

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    11

MFS High Yield

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$25,389	$39,688
Net realized gain (loss) from investment securities and foreign currency transactions	10,380	7,482
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(33,671)	40,045

	2,098	87,215

Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,088)
Service Class	–	(1)

	–	(6,089)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	65,260	407,988
Service Class	3,381	6,089

	68,641	414,077

Dividends and distributions reinvested:
Initial Class	–	6,088
Service Class	–	1

	–	6,089

Cost of shares redeemed:
Initial Class	(81,859)	(90,433)
Service Class	(1,527)	(4,934)

	(83,386)	(95,367)

	(14,745)	324,799

Net increase (decrease) in net assets	(12,647)	405,925

Net Assets:
Beginning of period	662,296	256,371

End of period	$649,649	$662,296

Undistributed Net Investment Income	$65,131	$39,742

	June 30, 2004 (unaudited)	December 31, 2003

Share Activity:
Shares issued:
Initial Class	6,304	44,087
Service Class	325	618

	6,629	44,705

Shares issued–reinvested from distributions:
Initial Class	–	657
Service Class	–	–

	–	657

Shares redeemed:
Initial Class	(7,968)	(9,513)
Service Class	(149)	(495)

	(8,117)	(10,008)

Net increase (decrease) in shares outstanding:
Initial Class	(1,664)	35,231
Service Class	176	123

	(1,488)	35,354

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    12

MFS High Yield

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Year
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.28	$0.39	$(0.35)	$0.04	$–	$–	$–	$10.32
	12/31/2003	8.83	0.72	0.83	1.55	(0.10)	–	(0.10)	10.28
	12/31/2002	8.90	0.60	(0.43)	0.17	(0.24)	–	(0.24)	8.83
	12/31/2001	9.06	0.69	(0.34)	0.35	(0.51)	–	(0.51)	8.90
	12/31/2000	10.09	0.68	(1.18)	(0.50)	(0.53)	–	(0.53)	9.06
	12/31/1999	9.69	0.47	0.09	0.56	(0.16)	–	(0.16)	10.09
Service Class	06/30/2004	10.37	0.39	(0.36)	0.03	–	–	–	10.40
	12/31/2003	9.48	0.50	0.42	0.92	(0.03)	–	(0.03)	10.37

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	0.39%	$646,549	0.81%	0.81%	7.66%	37%
	12/31/2003	17.74	661,026	0.81	0.81	7.58	64
	12/31/2002	2.07	256,371	0.91	0.91	6.85	38
	12/31/2001	3.78	32,831	1.10	1.12	7.57	50
	12/31/2000	(5.18)	21,733	1.13	1.14	7.87	57
	12/31/1999	5.82	20,015	1.22	1.27	7.07	77
Service Class	06/30/2004	0.29	3,100	1.06	1.06	7.41	37
	12/31/2003	9.74	1,270	1.03	1.03	7.45	64

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – June 1, 1998

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and for the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    13

MFS High Yield

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. MFS High Yield (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on June 1, 1998. The Fund became part of ATSF on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    14

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $73 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    15

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$113,118	17%
Asset Allocation–Moderate Growth Portfolio	132,092	20%
Asset Allocation–Moderate Portfolio	221,864	34%
Select + Conservative	584	0%
Select + Growth & Income	602	0%

Total	$468,263	71%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.775% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.08% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $50 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $25. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$246,156
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	231,863
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003, of $467

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    16

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

(Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$701,186

Unrealized Appreciation	$21,013
Unrealized (Depreciation)	(15,445)

Net Unrealized Appreciation (Depreciation)	$5,568

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

MFS High Yield    17

Munder Net50

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (93.6%)

Business Services (27.5%)
Akamai Technologies, Inc. (a)(b)	83,300	$1,495
aQuantive, Inc. (a)	52,200	516
Ask Jeeves, Inc. (a)	101,000	3,942
Bankrate, Inc. (a)	11,300	97
Ctrip.com International, Ltd.–ADR (a)(b)	18,800	636
Digital Insight Corporation (a)	135,200	2,803
DoubleClick Inc. (a)	239,600	1,862
eBay Inc. (a)	71,100	6,538
FindWhat.com (a)(b)	22,100	511
Getty Images, Inc. (a)(b)	44,300	2,658
Monster Worldwide, Inc. (a)(b)	171,300	4,406
NetEase.com, Inc.–ADR (a)(b)	28,800	1,190
Shanda Interactive Entertainment Limited–ADR (a)(b)	16,000	247
Websense, Inc. (a)	32,100	1,195

Communications Equipment (0.1%)
QUALCOMM Incorporated	1,800	131

Computer & Data Processing Services (30.6%)
Blackboard Inc. (a)	800	16
Check Point Software Technologies, Ltd. (a)	58,400	1,576
lastminute.com plc (a)	344,900	1,129
Linktone Ltd–ADR (a)(b)	44,600	488
Macromedia, Inc. (a)	11,000	270
Micromuse Inc. (a)	83,000	555
Microsoft Corporation	103,100	2,945
MicroStrategy Incorporated–warrants, Expires 06/24/2007	35	(e	)
Oracle Corporation (a)	158,700	1,893
Red Hat, Inc. (a)(b)	59,500	1,367
Sage Group PLC (The)	58,000	196
salesforce.com, inc. (a)(b)	1,800	29
SINA Corporation (a)(b)	60,700	2,001
Sohu.com Inc. (a)(b)	38,700	769
SportsLine.com, Inc. (a)	31,600	34
Symantec Corporation (a)(b)	10,800	473
TIBCO Software Inc. (a)	116,700	986
TOM Online Inc.–ADR (a)(b)	36,100	484
T-Online International AG (a)	21,600	246
United Online, Inc. (a)(b)	133,538	2,352
VeriSign, Inc. (a)	217,500	4,328
VERITAS Software Corporation (a)	36,919	1,023
Wanadoo–Allotment Right (a)	39,000	(e	)
webMethods, Inc. (a) 7.9%	108,700	932
Yahoo! Inc. (a)	196,000	7,121

Computer & Office Equipment (12.2%)
Apple Computer, Inc. (a)(b)	36,700	1,194
Cisco Systems, Inc. (a)	143,100	3,391
Dell Inc. (a)	61,800	2,214
EMC Corporation (a)	127,700	1,456

	Shares	Value

Computer & Office Equipment (continued)
Juniper Networks, Inc. (a)	56,757	$1,395
Lexmark International, Inc. (a)	17,500	1,689
Network Appliance, Inc. (a)(b)	41,900	902
SurfControl PLC (a)	16,400	181

Educational Services (0.6%)
Apollo Group, Inc.–University of Phoenix Online (a)	6,800	596

Management Services (0.6%)
DiamondCluster International, Inc. (a)	48,400	421
Harris Interactive Inc. (a)	27,600	185

Motion Pictures (5.5%)
CNET Networks, Inc. (a)(b)	170,400	1,886
Macrovision Corporation (a)	25,100	628
Netflix, Inc. (a)(b)	67,100	2,412
Time Warner Inc. (a)	38,500	677

Personal Services (0.1%)
eDiets.com, Inc. (a)(b)	24,700	71

Real Estate (0.4%)
Homestore, Inc. (a)	110,800	442

Retail Trade (4.1%)
1-800-FLOWERS.COM, Inc.–Class A (a)	125,400	1,021
Amazon.com, Inc. (a)	25,400	1,382
Autobytel, Inc. (a)	86,000	781
Blue Nile, Inc. (a)(b)	1,500	56
priceline.com Incorporated (a)(b)	27,800	749
Provide Commerce, Inc. (a)	8,600	170

Savings Institutions (0.5%)
Bank United Corp.–Litigation Contingent Payment Rights Trust (a)	600	(e	)
NetBank, Inc.	46,800	512

Security & Commodity Brokers (3.6%)
Ameritrade Holding Corporation (a)	158,200	1,796
E*TRADE Financial Corporation (a)	171,700	1,914

Telecommunications (0.0%)
Tencent Holdings Limited (a)	34,000	19

Transportation & Public Utilities ( 5.4% )
ebookers PLC (a)	42,200	208
InterActiveCorp (a)(b)	147,127	4,434
InterActiveCorp–warrants Expires 02/04/2009	652	23
Orbitz, Inc.–Class A (a)(b)	39,200	848

Wholesale Trade Durable Goods (2.4%)
Digital River, Inc. (a)(b)	75,300	2,457

Total Common Stocks (cost: $77,811)		95,550

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    1

Munder Net50

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

SHORT-TERM OBLIGATIONS (6.5%)

Investor’s Banker & Trust Company (d) 0.70%, Repurchase Agreement dated 06/30/2004 to be repurchased at $6,629 on 07/01/2004	$6,629	$6,629

Total Short-Term Obligations (cost: $6,629)		6,629

SECURITY LENDING COLLATERAL (23.8%)

Debt (19.6%)

Agency Discount Notes (1.9%)
Fannie Mae
0.96%, due 07/01/2004	580	580
Federal Home Loan Bank
0.96%, due 07/01/2004	726	726
0.99%, due 07/01/2004	290	290
0.97%, due 07/02/2004	362	362

Bank Notes (0.5%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	145	145
Deutsche Bank AG
1.16%, due 10/12/2004	363	363

Commercial Paper (5.9%)
Compass Securitization–144A
1.25%, due 07/23/2004	507	507
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	363	363
General Electric Capital Corporation
1.20%, due 07/19/2004	362	362
1.21%, due 07/22/2004	290	290
1.22%, due 07/23/2004	290	290
1.23%, due 07/26/2004	362	362
1.22%, due 08/04/2004	724	724
Govco Incorporated–144A
1.25%, due 08/02/2004	145	145
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	289	289
1.22%, due 07/20/2004	144	144
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	145	145
Morgan Stanley
1.58%, due 10/22/2004	333	333
1.58%, due 12/10/2004	942	942
1.58%, due 03/16/2005	913	913
Sheffield Receivables–144A
1.24%, due 07/20/2004	217	217

Euro Dollar Overnight (0.7%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	363	363
Den Danske Bank
1.08%, due 07/02/2004	363	363

	Principal	Value

Euro Dollar Terms (4.7%)
Bank of America Corporation
1.08%, due 07/19/2004	$145	$145
Bank of Montreal
1.20%, due 07/23/2004	73	73
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	363	363
1.24%, due 07/23/2004	72	72
Bank of the West Inc.
1.28%, due 07/28/2004	145	145
Branch Banking & Trust
1.08%, due 07/14/2004	72	72
Calyon
1.16%, due 07/15/2004	1,377	1,377
1.17%, due 08/04/2004	217	217
1.34%, due 08/24/2004	507	507
Fortis Bank
1.19%, due 07/14/2004	72	72
1.29%, due 09/03/2004	145	145
HBOS PLC
1.30%, due 09/03/2004	145	145
Royal Bank of Canada
1.05%, due 07/08/2004	217	217
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	652	652
Wells Fargo & Company
1.19%, due 07/14/2004	290	290
1.25%, due 07/23/2004	145	145
1.24%, due 07/26/2004	145	145

Master Notes (0.7%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	435	435
1.64%, due 12/15/2004	290	290

Repurchase Agreements (5.2%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,696 on 07/01/2004	1,696	1,696
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $726 on 07/01/2004	726	726
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,196 on 07/01/2004	2,196	2,196
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $652 on 07/01/2004	652	652

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    2

Munder Net50

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Investment Companies (4.2%)

Money Market Funds (4.2%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	600,661	$601
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	3,727,869	3,728

Total Security Lending Collateral (cost: $24,324)		24,324

Total Investment Securities (cost: $108,764)		$126,503

SUMMARY:
Investments, at value	123.9%	$126,503
Liabilities in excess of other assets	(23.9)%	(24,371)

Net assets	100.0%	$102,132

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $23,604.
(c)	Cash collateral for the Repurchase Agreements, valued at $5,375, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, repurchase agreements are collateralized by $33,951 Fannie Mae ARM–Pool# 643395 (5.06%, due 04/01/2032) with a market value and accrued interest of $6,960.
(e)	Value is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,665 or 1.63% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    3

Munder Net50

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 108,764) (including securities loaned of $23,604)	$126,503
Cash	50
Receivables:
Interest	1
Other	20

126,574

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	97
Payable for collateral for securities on loan	24,324
Other	21

24,442

Net Assets	$102,132

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$111
Additional paid-in capital	91,560
Accumulated net investment loss	(425)
Accumulated net realized gain (loss) from:
Investment securities	(6,848)
Foreign currency transactions	(5)
Net unrealized appreciation (depreciation) on: Investment securities	17,739

Net Assets	$102,132

Net Assets by Class:
Initial Class	$100,418
Service Class	1,714
Shares Outstanding:
Initial Class	10,960
Service Class	187
Net Asset Value and Offering Price Per Share:
Initial Class	$9.16
Service Class	9.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$6
Dividends	6
Income from loaned securities–net	18
Less withholding taxes on foreign dividends	(1)

29

Expenses:
Management and advisory fees	405
Printing and shareholder reports	5
Custody fees	9
Administration fees	7
Auditing and accounting fees	6
Directors fees	1
Service fees:
Service Class	2

Total expenses before recovery of waived expenses	435
Recovered expenses	17

Total expenses	452

Net Investment Income (Loss)	(423)

Net Realized Gain (Loss) from:
Investment securities	1,725
Foreign currency transactions	(5)

1,720

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	6,933

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	8,653

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,230

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    4

Munder Net50

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(423)	$(297)
Net realized gain (loss) from investment securities and foreign currency transactions	1,720	(3,222)
Net unrealized appreciation (depreciation) on investment securities	6,933	14,888

	8,230	11,369

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	30,784	68,245
Service Class	1,460	1,228

	32,244	69,473

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(13,422)	(18,214)
Service Class	(611)	(533)

	(14,033)	(18,747)

	18,211	50,726

Net increase (decrease) in net assets	26,441	62,095

Net Assets:
Beginning of period	75,691	13,596

End of period	$102,132	$75,691

Accumulated Net Investment Loss	$(425)	$(2)

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	3,479	9,279
Service Class	166	160

	3,645	9,439

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(1,569)	(2,965)
Service Class	(70)	(69)

	(1,639)	(3,034)

Net increase (decrease) in shares outstanding:
Initial Class	1,910	6,314
Service Class	96	91

	2,006	6,405

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    5

Munder Net50

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$8.28	$(0.04)	$0.92	$0.88	$–	$–	$–	$9.16
	12/31/2003	4.97	(0.06)	3.37	3.31	–	–	–	8.28
	12/31/2002	8.07	(0.05)	(3.05)	(3.10)	–	–	–	4.97
	12/31/2001	10.88	–	(2.76)	(2.76)	(0.05)	–	(0.05)	8.07
	12/31/2000	11.25	0.08	(0.14)	(0.06)	(0.26)	(0.05)	(0.31)	10.88
	12/31/1999	10.00	0.03	1.74	1.77	(0.52)	–	(0.52)	11.25
Service Class	06/30/2004	8.28	(0.05)	0.92	0.87	–	–	–	9.15
	12/31/2003	5.94	(0.06)	2.40	2.34	–	–	–	8.28

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	10.63%	$100,418	0.96%	1.00%	(0.93)%	13%
	12/31/2003	66.60	74,941	1.00	1.08	(0.88)	29
	12/31/2002	(38.41)	13,596	1.00	1.77	(0.92)	52
	12/31/2001	(25.42)	11,245	1.00	1.72	0.05	208
	12/31/2000	(0.62)	6,451	1.00	2.44	0.71	110
	12/31/1999	17.82	2,783	1.00	5.57	0.50	341
Service Class	06/30/2004	10.51	1,714	1.21	1.25	(1.19)	13
	12/31/2003	39.39	750	1.25	1.38	(1.14)	29

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    6

Munder Net50

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Munder Net50 (“the Fund”), part of ATSF, began operations on May 3, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    7

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $8 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    8

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$1,907	2%
Asset Allocation–Growth Portfolio	15,562	15%
Asset Allocation–Moderate Growth Portfolio	23,530	23%
Asset Allocation–Moderate Portfolio	7,492	7%

Total	$48,491	47%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.90% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2001	$80	12/31/2004
Fiscal Year 2002	44	12/31/2005
Fiscal Year 2003	27	12/31/2006

	Expenses Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$17	0.04%

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $7 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$26,361
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	11,126
U.S. Government	—

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    9

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

differing treatments for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$2,061	December 31, 2009
2,914	December 31, 2010
3,254	December 31, 2011

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2003 of $1 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$108,972

Unrealized Appreciation	$20,696
Unrealized (Depreciation)	(3,165)

Net Unrealized Appreciation (Depreciation)	$17,531

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Munder Net50    10

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (1.5%)
U.S. Treasury Bond
4.88%, due 02/15/2012	$700	$723
U.S. Treasury Inflation Index
3.50%, due 01/15/2011	1,134	1,259
3.38%, due 01/15/2012	3,811	4,222
3.88%, due 04/15/2029	3,213	4,097

Total U.S. Government Obligations (cost: $10,353)		10,301

U.S. GOVERNMENT AGENCY OBLIGATIONS (22.7%)
Fannie Mae
3.00%, due 08/25/2009	700	699
6.00%, due 11/25/2027	283	283
3.48%, due 01/01/2028 (f)	274	281
Fannie Mae–August TBA
5.00%, due 08/01/2018	11,400	11,372
Fannie Mae–Conventional Pool
5.50%, due 03/01/2016	523	537
5.50%, due 07/01/2016	594	610
5.50%, due 11/01/2016	590	606
5.50%, due 12/01/2016	400	410
6.00%, due 01/01/2017	11	12
5.50%, due 02/01/2017	2,383	2,444
5.50%, due 03/01/2017	439	450
5.50%, due 04/01/2017	749	769
6.00%, due 05/01/2017	9	9
5.50%, due 05/01/2017	130	133
5.50%, due 06/01/2017	108	111
6.00%, due 06/01/2017	385	402
5.50%, due 08/01/2017	227	233
5.50%, due 09/01/2017	2,519	2,585
5.50%, due 11/01/2017	2,553	2,619
5.50%, due 01/01/2018	441	452
5.00%, due 02/01/2018	34	34
5.50%, due 02/01/2018	594	609
5.00%, due 05/01/2018	828	831
5.50%, due 06/01/2018	766	786
5.00%, due 08/01/2018	381	383
6.50%, due 07/01/2032	890	927
5.21%, due 04/01/2033 (f)	395	397
6.00%, due 10/01/2033	159	162
5.50%, due 11/01/2033	7,142	7,129
5.50%, due 12/01/2033	1,466	1,463
5.50%, due 01/01/2034	1,264	1,259
5.50%, due 02/01/2034	1,499	1,493
5.50%, due 04/01/2034	3,830	3,816
5.50%, due 05/01/2034	2,996	2,985
Fannie Mae–July TBA
5.00%, due 07/01/2034	30,900	29,838
5.50%, due 07/01/2034	26,600	26,467
Freddie Mac
5.00%, due 09/15/2016	901	918
6.50%, due 07/25/2043	493	515
6.00%, due 12/15/2007	203	206
6.00%, due 08/15/2027	201	201

	Principal	Value

Freddie Mac (continued)
6.50%, due 12/15/2028	$542	$544
1.59%, due 12/15/2029 (f)	463	463
6.50%, due 02/15/2030	261	273
Freddie Mac–Conventional Pool (f)
3.46%, due 08/01/2023	332	341
Freddie Mac–Gold Pool
6.50%, due 08/01/2032	3,406	3,554
Ginnie Mae–FHA/VA Pool
6.50%, due 02/15/2029	235	247
6.50%, due 03/15/2029	377	394
6.50%, due 04/15/2029	16	17
6.50%, due 05/15/2029	31	32
6.50%, due 07/15/2029	13	14
6.50%, due 09/15/2029	211	221
6.50%, due 03/15/2031	24	25
6.50%, due 04/15/2031	791	828
6.50%, due 06/15/2031	440	460
6.50%, due 07/15/2031	386	403
6.50%, due 08/15/2031	168	176
6.50%, due 09/15/2031	252	264
6.50%, due 10/15/2031	355	370
6.50%, due 11/15/2031	771	807
6.50%, due 12/15/2031	201	210
6.50%, due 01/15/2032	367	384
6.50%, due 02/15/2032	153	160
6.50%, due 04/15/2032	398	416
6.50%, due 05/15/2032	612	640
6.50%, due 08/15/2032	60	63
6.50%, due 09/15/2032	692	723
6.50%, due 10/15/2032	22	23
5.50%, due 11/15/2032	1,477	1,478
6.50%, due 11/15/2032	31	32
5.50%, due 12/15/2032	2,113	2,115
6.50%, due 01/15/2033	443	463
5.00%, due 03/15/2033	214	208
5.50%, due 03/15/2033	429	429
5.50%, due 04/15/2033	490	491
5.50%, due 05/15/2033	1,450	1,453
5.00%, due 05/15/2033	652	634
5.50%, due 06/15/2033	1,843	1,844
5.00%, due 06/15/2033	217	211
5.00%, due 07/15/2033	2,251	2,187
5.50%, due 07/15/2033	6,460	6,466
5.00%, due 08/15/2033	6,710	6,522
5.50%, due 08/15/2033	720	721
5.00%, due 09/15/2033	3,472	3,395
5.50%, due 10/15/2033	376	376
5.50%, due 11/15/2033	2,132	2,133
5.50%, due 12/15/2033	2,462	2,463
5.50%, due 01/15/2034	840	841
5.50%, due 02/15/2034	237	237
5.50%, due 02/15/2034	1,690	1,690

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    1

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Ginnie Mae–July TBA
5.50%, due 07/01/2034	$600	$599
Ginnie Mae–Series 2002-40
6.50%, due 06/20/2032	11	12

Total U.S. Government Agency Obligations (cost: $154,862)		154,488

FOREIGN GOVERNMENT OBLIGATIONS (4.0%)
European Investment Bank
0.88%, due 11/08/2004	144,000	1,324
Federal Republic of Germany
3.25%, due 09/24/2004	457	558
4.50%, due 07/04/2009	6,000	7,585
Federative Republic of Brazil
2.06%, due 04/15/2006 (f)	1,248	1,229
11.50%, due 03/12/2008	84	90
2.13%, due 04/15/2009 (f)	2,212	2,002
11.00%, due 01/11/2012	350	352
8.88%, due 04/15/2024	350	281
12.25%, due 03/06/2030	350	364
11.00%, due 08/17/2040	2,043	1,926
Republic of Italy
5.00%, due 12/15/2004	520,000	4,873
Republic of Panama
8.25%, due 04/22/2008	10	11
Republic of Peru
9.13%, due 02/21/2012	120	123
9.88%, due 02/06/2015	2,000	2,090
4.50%, due 03/07/2017 (f)	750	604
Republic of South Africa
5.25%, due 05/16/2013	565	669
6.50%, due 06/02/2014	1,200	1,212
Russian Federation (g)
5.00%, due 03/31/2030	910	831
United Mexican States
8.38%, due 01/14/2011	1,270	1,435

Total Foreign Government Obligations (cost: $26,411)		27,559

MORTGAGE-BACKED SECURITIES (2.4%)
Amortizing Residential Collateral Trust (f)
1.59%, due 07/25/2032	128	128
Bank of America Mortgage Securities, Inc. (f)
5.67%, due 10/20/2032	286	291
Bear Stearns Adjustable Rate Mortgage Trust (f)
5.97%, due 06/25/2032	107	107
4.92%, due 01/25/2034	921	925
4.80%, due 01/25/2034	1,262	1,258
4.36%, due 01/25/2034	2,233	2,245
CDC Mortgage Capital Trust (f)
1.59%, due 01/25/2033	119	119
Citicorp Mortgage Securities, Inc.
6.50%, due 04/25/2029	621	622
Countrywide Alternative Loan Trust–Series 2003-J1
6.00%, due 10/25/2032	292	295
Countrywide Home Loan Trust–Series 2002-1 (f)
5.70%, due 03/19/2032	115	118

	Principal	Value

Countrywide Home Loan Trust–Series 2004-7 (f)
1.57%, due 05/25/2034	$352	$349
Countrywide Home Loans, Inc.
4.98%, due 09/19/2032	268	269
Credit-Based Asset Servicing and Securities, Series 2002-CB6 (f)
1.80%, due 01/25/2033	179	180
CS First Boston Mortgage Securities Corp.
2.14%, due 03/25/2032	264	263
1.59%, due 08/25/2033 (f)	1,098	1,102
GSMPS Mortgage Loan Trust
7.00%, due 06/25/2043	584	614
Home Equity Asset Trust (f)
1.60%, due 11/25/2032	120	120
Residential Funding Mortgage Securities I, Inc.
6.50%, due 03/25/2032	231	234
Sequoia Mortgage Funding Corporation– Series 10 (f)
1.66%, due 10/20/2027	1,219	1,222
Small Business Administration Participation Certificates
5.13%, due 09/01/2023	638	635
4.34%, due 03/01/2024	3,460	3,247
Structured Asset Mortgage Investments Inc. (f)
1.61%, due 09/19/2032	480	482
Structured Asset Securities Corporation (f)
1.59%, due 01/25/2033	13	13
1.46%, due 08/25/2033	178	178
Washington Mutual (f)
4.82%, due 10/25/2032	299	302
3.05%, due 02/27/2034	446	446
Washington Mutual Mortgage Securities Corporation (f)
2.73%, due 12/25/2040	579	580
Wells Fargo Mortgage Backed Securities Trust–Series 2002-E (f)
4.96%, due 09/25/2032	134	136

Total Mortgage-Backed Securities (cost: $16,770)		16,480

ASSET-BACKED SECURITIES (0.9%)
Bear Stearns Asset Backed Securities, Inc. (f)
1.63%, due 10/25/2032	199	199
Centex Home Equity, Series 2004-A (f)
1.58%, due 01/25/2034	1,496	1,496
Morgan Stanley Capital I Inc. Series 2003-HE2 (f)
1.64%, due 08/25/2033	1,275	1,278
Quest Trust–144A (f)
1.85%, due 06/25/2034	1,580	1,577
RACERS SER 1997-R-8-3–144A (f)
1.55%, due 08/15/2007	1,100	1,073
Structured Asset Investment Loan Trust (f)
1.40%, due 04/25/2033	194	194
Vanderbilt Acquisition Loan Trust
3.28%, due 01/07/2013	31	31

Total Asset-Backed Securities (cost: $5,860)		5,848

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    2

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (9.9%)

Air Transportation (0.3%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	$1,000	$989
Delta Air Lines, Inc.
7.57%, due 11/18/2010	300	278
UAL Corporation
6.20%, due 09/01/2008	700	576
6.60%, due 09/01/2013	200	167
United Air Lines, Inc. (d)
7.73%, due 07/01/2010	150	122

Automotive (0.2%)
DaimlerChrysler North America Holding Corporation
6.50%, due 11/15/2013	940	964
Ford Motor Company
7.45%, due 07/16/2031	700	667

Business Credit Institutions (0.4%)
Federal Republic of Germany
5.25%, due 07/04/2010	300	392
Ford Motor Credit Company
7.38%, due 10/28/2009	1,030	1,099
1.59%, due 07/18/2005 (f)	400	400
United Mexican States (f)
1.84%, due 01/13/2009	930	945

Business Services (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027	300	320

Commercial Banks (0.2%)
HSBC Capital Funding LP–144A (f)
10.18%, due 12/31/2049	100	139
KfW International Finance Inc.
1.00%, due 12/20/2004	100,000	921

Communication (0.1%)
Comcast Cable Communications, Inc.
6.75%, due 01/30/2011	210	227
Comcast Corporation
6.50%, due 01/15/2015	200	207
CSC Holdings, Inc.
7.63%, due 04/01/2011	220	221
TCI Communications, Inc.
8.65%, due 09/15/2004	100	101

Electric Services (1.0%)
Columbus Southern Power Company
5.50%, due 03/01/2013	100	100
Florida Power Corporation
4.80%, due 03/01/2013	1,960	1,893
Ohio Power Company
5.50%, due 02/15/2013	100	101
Oncor Electric Delivery Company
6.38%, due 01/15/2015	600	632

	Principal	Value

Electric Services (continued)
Progress Energy, Inc.
6.85%, due 04/15/2012	$1,600	$1,729
PSEG Power LLC
6.95%, due 06/01/2012	921	1,001
Southern California Edison Company (f)
1.44%, due 01/13/2006	350	350

Electric, Gas & Sanitary Services (0.4%)
Niagara Mohawk Power Corporation
7.75%, due 10/01/2008	825	929
PG&E Corporation (f)
1.81%, due 04/03/2006	2,130	2,131

Electronic Components & Accessories (0.2%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510	1,606

Environmental Services (0.2%)
Waste Management, Inc.
7.38%, due 08/01/2010	700	786
6.38%, due 11/15/2012	375	397

Gas Production & Distribution (0.3%)
El Paso Corporation
7.80%, due 08/01/2031	450	361
7.75%, due 01/15/2032 (a)	425	341
Sonat Inc.
7.63%, due 07/15/2011	1,000	893
Southern Natural Gas Company
8.00%, due 03/01/2032	820	771

General Obligation–County (0.7%)
Baltimore County, General Obligation Bonds
5.00%, due 08/01/2012	1,000	1,089
Cook County, Illinois Public Improvements, General Obligation Bonds
5.13%, due 11/15/2026	1,400	1,401
Montgomery County Construction Public Improvement, General Obligation Bonds, Series A
5.00%, due 04/01/2011	1,900	2,068

General Obligation–State (0.1%)
Illinois State, Pension Funding, General Obligation Bonds
5.10%, due 06/01/2033	800	710

Holding & Other Investment Offices (0.1%)
Rabobank Nederland–144A (f)
5.26%, due 12/31/2049	1,000	968

Hotels & Other Lodging Places (0.3%)
Harrah’s Operating Company, Inc.
8.00%, due 02/01/2011	50	56
Hilton Hotels Corporation
7.00%, due 07/15/2004	500	500

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    3

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Hotels & Other Lodging Places (continued)
Park Place Entertainment Corporation
7.50%, due 09/01/2009	$800	$842
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	350	375

Life Insurance (0.3%)
ASIF II
1.20%, due 01/26/2005	170,000	1,567
Protective Life Corporation–144A (f)
1.69%, due 09/26/2005	260	259

Motion Pictures (0.1%)
Time Warner Inc.
8.11%, due 08/15/2006	150	164
6.88%, due 05/01/2012	410	443

Oil & Gas Extraction (0.7%)
Gaz Capital SA (Gazprom)
8.63%, due 04/28/2034	3,000	2,916
Pemex Project Funding Master Trust
7.38%, due 12/15/2014	1,300	1,326
RasLaffan Liquefied Natural Gas Company Limited–144A
3.44%, due 09/15/2009	550	537

Personal Credit Institutions (1.0%)
General Motors Acceptance Corporation
6.88%, due 08/28/2012	150	153
2.40%, due 10/20/2005 (f)	4,410	4,446
Household Finance Corporation
6.38%, due 11/27/2012	800	848
1.86%, due 06/17/2005 (f)	1,000	1,003
SLM Corporation (f)
1.72%, due 09/15/2006	230	231
VW Credit Leasing, Ltd. (f)
1.43%, due 01/21/2005	360	360

Primary Metal Industries (0.1%)
Alcan Inc.–144A (f)
1.62%, due 12/08/2004	800	800

Railroads (0.1%)
Norfolk Southern Corporation
6.75%, due 02/15/2011	550	602

Revenue–Building Authority (0.2%)
Michigan State Building Authority, Revenue Bonds, Series I,
5.25%, due 10/15/2013	950	1,045

Revenue–Pollution Control (0.1%)
New York State Environmental Facilities, Revenue Bonds,
5.00%, due 06/15/2032	240	237
5.00%, due 06/15/2033	80	79
5.00%, due 07/15/2033	70	69

	Principal	Value

Revenue–Pollution Control (continued)
Rhode Island Clean Water Financing Agency, Revenue Bonds, Series A,
5.00%, due 10/01/2028	$610	$602

Revenue–Special (0.7%)
California State Economic Recovery, Revenue Bonds,
5.25%, due 01/01/2010	130	142
5.25%, due 01/01/2011	130	142
5.00%, due 07/01/2011	130	142
5.00%, due 07/01/2012	270	293
5.25%, due 07/01/2012	260	285
5.25%, due 07/01/2013	930	1,018
5.25%, due 07/01/2014	140	153
5.00%, due 07/01/2023	130	139
New York City Transitional Finance Authority, Revenue Bonds, Series C,
5.00%, due 02/01/2033	1,900	1,844
New York City Transitional Finance Authority, Revenue Bonds, Series D,
5.00%, due 02/01/2031	100	97
Tobacco Settlement Financing Corporation, New Jersey, Revenue Bonds,
6.00%, due 06/01/2037	770	625

Revenue–Tobacco (0.5%)
Golden State Tobacco Securitization Corporation, California, Revenue Bonds, Series 2003-A-1,
6.75%, due 06/01/2039	460	413
Golden State Tobacco Securitization Corporation, California, Revenue Bonds, Series A-2,
7.90%, due 06/01/2042	195	199
Iowa Tobacco Settlement Authority, Revenue Bonds, Series B,
5.60%, due 06/01/2035	705	533
Tobacco Settlement Financing Corporation, New Jersey, Revenue Bonds,
6.38%, due 06/01/2032	2,175	1,948

Revenue–Transportation (0.3%)
Florida State Turnpike Authority, Revenue Bonds, Series C,
5.00%, due 07/01/2033	140	137
New Jersey State Transit Authority, Revenue Bonds, Series C,
5.00%, due 06/15/2011	690	743
Phoenix, Arizona, Street & Highway User, Revenue Bonds,
5.00%, due 07/01/2009	1,300	1,405

Revenue–Utilities (0.6%)
De Kalb County Georgia Water & Sewer, Revenue Bonds, Series A,
5.00%, due 10/01/2035	610	601

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    4

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Revenue–Utilities (continued)
JEA Florida Water & Sewer System, Revenue Bonds,
5.00%, due 10/01/2011	$700	$756
New York City Municipal Water Finance Authority, Revenue Bonds, Series A,
5.00%, due 06/15/2035	340	329
New York City Municipal Water Finance Authority, Revenue Bonds, Series C,
5.00%, due 06/15/2035	1,000	967
San Antonio, Texas Water Utility Improvements, Revenue Bonds, Series A,
5.00%, due 05/15/2032	1,400	1,363
South Central Connecticut Regional Water Authority, Revenue Bonds, Series A,
5.00%, due 08/01/2033	70	70

Security & Commodity Brokers (0.1%)
Bear Stearns Companies Inc. (The)
7.63%, due 12/07/2009	560	636

Telecommunications (0.6%)
Cingular Wireless
6.50%, due 12/15/2011	560	598
Deutsche Telekom AG
8.25%, due 06/15/2005	325	342
Deutsche Telekom International Finance B.V.
8.13%, due 05/29/2012	484	716
France Telecom
8.25%, due 03/14/2008	1,569	2,123
Sprint Capital Corporation
7.63%, due 01/30/2011	50	55
Sprint Capital Corporation–144A
8.75%, due 03/15/2032	200	233
Verizon Global Funding Corp.
7.60%, due 03/15/2007	25	28

Total Corporate Debt Securities (cost: $66,923)		67,527

CONVERTIBLE BONDS (0.2%)

Mortgage-Backed (0.2%)
Small Business Administration Participation Certificates
4.50%, due 02/10/2014	1,788	1,691

Total Convertible Bonds (cost: $1,788)		1,691

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (42.9%)
Fannie Mae
1.01%, due 07/01/2004	7,700	7,700
1.03%, due 07/07/2004	1,400	1,400
1.04%, due 07/14/2004	6,700	6,697
1.05%, due 07/21/2004	18,600	18,589
1.06%, due 07/21/2004	18,600	18,589
1.06%, due 07/28/2004	6,800	6,795
1.06%, due 08/04/2004	3,400	3,397
1.13%, due 08/11/2004	18,600	18,577
1.15%, due 08/18/2004	2,500	2,496

	Principal	Value

Fannie Mae (continued)
1.18%, due 08/25/2004	$10,800	$10,781
1.19%, due 08/25/2004	6,700	6,688
1.25%, due 09/01/2004	6,700	6,686
1.13%, due 09/08/2004	6,800	6,785
1.43%, due 09/08/2004	5,200	5,186
1.41%, due 09/22/2004	6,800	6,777
1.43%, due 09/22/2004	6,800	6,777
Federal Home Loan Bank
1.25%, due 07/01/2004	5,000	5,000
1.24%, due 09/01/2004	5,800	5,788
1.25%, due 09/01/2004	6,700	6,686
Freddie Mac
1.01%, due 07/15/2004	3,800	3,799
1.06%, due 08/03/2004	6,800	6,793
1.15%, due 08/06/2004	6,000	5,993
1.12%, due 08/10/2004	6,800	6,792
1.13%, due 08/10/2004	6,800	6,792
1.21%, due 08/20/2004	6,700	6,689
1.18%, due 08/24/2004	9,200	9,184
1.32%, due 09/07/2004	7,300	7,282
1.20%, due 09/08/2004	6,800	6,784
1.20%, due 09/13/2004	10,000	9,975
1.45%, due 09/14/2004	18,500	18,445
1.43%, due 09/21/2004	18,400	18,340
1.47%, due 09/28/2004	8,000	7,971
1.48%, due 09/28/2004	1,100	1,096
1.56%, due 10/20/2004	6,800	6,767
U. S. Treasury Bill
1.23%, due 09/09/2004	13,400	13,368
1.39%, due 09/16/2004 (c)	1,120	1,117
1.14%, due 09/02/2004 (c)	3,420	3,413

Total Short-Term U.S. Government Obligations (cost: $291,995)		291,994

COMMERCIAL PAPER (21.9%)
ASB Bank Limited–144A
1.49%, due 09/22/2004	2,900	2,890
Barclays U.S. Funding LLC
1.21%, due 08/23/2004	6,000	5,989
1.11%, due 08/26/2004	8,300	8,286
1.28%, due 09/21/2004	400	399
CDC Commercial Paper Inc–144A
1.12%, due 08/19/2004	18,600	18,572
1.25%, due 09/16/2004	1,700	1,695
Danske Bank Aktieselskab
1.07%, due 07/21/2004	800	800
Danske Corporation
1.27%, due 09/20/2004	2,800	2,792
European Investment Bank
1.03%, due 07/02/2004	2,200	2,200
General Electric Capital Corporation
1.06%, due 07/09/2004	1,800	1,800
1.05%, due 07/13/2004	18,500	18,494
1.14%, due 09/03/2004	100	100

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    5

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Governor & Company of the Bank of Ireland (The)
1.25%, due 09/01/2004	$3,400	$3,393
HBOS Treasury Services PLC
1.04%, due 07/01/2004	100	100
1.04%, due 07/06/2004	3,300	3,300
1.06%, due 07/16/2004	100	100
1.08%, due 07/23/2004	100	100
1.15%, due 09/03/2004	100	100
1.64%, due 10/26/2004	700	696
ING (US) Funding LLC
1.28%, due 09/01/2004	200	200
Rabobank USA Finance Corp
1.24%, due 09/13/2004	7,800	7,780
Royal Bank of Scotland Group PLC (The)
1.07%, due 07/09/2004	1,600	1,600
1.11%, due 08/25/2004	18,400	18,369
1.14%, due 08/26/2004	300	299
Svenska Handelsbanken AB
1.09%, due 08/03/2004	18,700	18,681
1.09%, due 08/03/2004	900	899
1.25%, due 09/01/2004	300	299
1.30%, due 09/24/2004	400	399
Total SA
1.42%, due 07/01/2004	16,600	16,600
Toyota Motor Credit Corporation
1.48%, due 09/22/2004	1,300	1,296
UBS Finance (Delaware) LLC
1.04%, due 07/06/2004	3,700	3,699
1.06%, due 07/13/2004	7,300	7,297
1.13%, due 09/07/2004	100	100
Westpac Banking Corporation
1.03%, due 07/07/2004	200	200

Total Commercial Paper (cost: $149,524)		149,524

CERTIFICATES OF DEPOSITS (2.0%)
Wells Fargo & Company
1.19%, due 07/14/2004	13,400	13,400

Total Certificates of Deposits (cost: $13,400)		13,400

SECURITY LENDING COLLATERAL (0.1%)

Debt (0.1%)

Agency Discount Notes (0.0%)
Fannie Mae
0.96%, due 07/01/2004	9	9
Federal Home Loan Bank
0.96%, due 07/01/2004	12	12
0.99%, due 07/01/2004	4	4
0.97%, due 07/02/2004	5	5

Bank Notes (0.0%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	2	2
Deutsche Bank AG
1.16%, due 10/12/2004	5	5

	Principal	Value

Commercial Paper (0.1%)
Compass Securitization–144A
1.25%, due 07/23/2004	$8	$8
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	5	5
General Electric Capital Corporation
1.20%, due 07/19/2004	5	5
1.21%, due 07/22/2004	4	4
1.22%, due 07/23/2004	4	4
1.23%, due 07/26/2004	5	5
1.22%, due 08/04/2004	11	11
Govco Incorporated–144A
1.25%, due 08/02/2004	2	2
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	4	4
1.22%, due 07/20/2004	2	2
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	2	2
Morgan Stanley
1.58%, due 10/22/2004	5	5
1.58%, due 12/10/2004	15	15
1.58%, due 03/16/2005	15	15
Sheffield Receivables–144A
1.24%, due 07/20/2004	3	3

Euro Dollar Overnight (0.0%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	5	5
Den Danske Bank
1.08%, due 07/02/2004	5	5

Euro Dollar Terms (0.0%)
Bank of America Corporation
1.08%, due 07/19/2004	2	2
Bank of Montreal
1.20%, due 07/23/2004	1	1
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	5	5
1.24%, due 07/23/2004	1	1
Bank of the West Inc.
1.28%, due 07/28/2004	2	2
Branch Banking & Trust
1.08%, due 07/14/2004	1	1
Calyon
1.16%, due 07/15/2004	22	22
1.17%, due 08/04/2004	3	3
1.34%, due 08/24/2004	8	8
Fortis Bank
1.19%, due 07/14/2004	1	1
1.29%, due 09/03/2004	2	2
HBOS PLC
1.30%, due 09/03/2004	2	2
Royal Bank of Canada
1.05%, due 07/08/2004	3	3

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    6

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	$10	$10
Wells Fargo & Company
1.19%, due 07/14/2004	4	4
1.25%, due 07/23/2004	2	2
1.24%, due 07/26/2004	2	2

Master Notes (0.0%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	7	7
1.64%, due 12/15/2004	4	4

Repurchase Agreements (0.0%) (b)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $26 on 07/01/2004	26	26
Goldman Sachs Group Inc. (The) 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $11 on 07/01/2004	11	11
Merrill Lynch & Co., Inc. 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $34 on 07/01/2004	34	34
Morgan Stanley 1.58%, Repurchase agreement dated 06/30/2004 to be repurchased at $10 on 07/01/2004	10	10

	Shares	Value
Investment Companies (0.0%)

Money Market Funds (0.0%)
Merrill Lynch Premier Institutional Fund
1.17%, due 07/01/2004	9	$9
Merrimac Cash Fund–Premium Class
1.11%, due 07/01/2004	57	57

Total Security Lending Collateral (cost: $366)		366

Total Investment Securities (cost: $738,252)		$739,178

	Notional Amount	Value

WRITTEN SWAPTIONS (-0.1%)

Covered Call Swaptions (h) (-0.1%)
LIBOR Rate Swaption
Call Strike 3.80%
Expires 10/07/2004	37,600	$(7)
LIBOR Rate Swaption
Call Strike 4.00%
Expires 01/07/2005	3,500	(5)
LIBOR Rate Swaption
Call Strike 4.00%
Expires 01/07/2005	3,500	(5)
LIBOR Rate Swaption
Call Strike 6.00%
Expires 10/07/2004	37,600	(25)
LIBOR Rate Swaption
Call Strike 7.00%
Expires 01/07/2005	7,000	(3)

Total Written Swaptions (premium: $921)		(45)

	Contracts (e)	Value
WRITTEN OPTIONS (-0.1%)

Put Options (-0.1%)
5-Year U.S. Treasury Note
Put Strike $109.00 Expires 08/27/2004	500	(476)

Total Written Options (premium: $590)		(476)

SUMMARY:
Investments, at value	108.5%	$739,178
Written options	(0.1)%	(476)
Written swaptions	(0.1)%	(45)
Liabilities in excess of other assets	(8.3)%	(56,895)

Net assets	100.0%	$681,762

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    7

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

SWAP AGREEMENTS:
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.63% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026
Counterparty: Morgan Stanley Capital Services Inc.	05/20/2005	$1,195	$3
Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 7.50%, due 04/08/2033
Counterparty: Barclays Bank PLC	05/20/2005	395	1

Receive a floating rate based on the monthly performance of the Lehman Brothers ERISA Eligible CMBS Index and pay floating rate based on 1-month United States Dollar–LIBOR (London Interbank Offer Rate) less
0.65% (l)

Counterparty: Morgan Stanley Capital Services Inc.	09/30/2004	4,280	(10)
Receive a fixed rate equal to 1.31% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026
Counterparty: Goldman Sachs Capital Markets, L.P.	01/29/2005	800	5
Receive a fixed rate equal to 5.00% and pay floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate)
Counterparty: Lehman Brothers Special Financing Inc.	12/15/2014	5,700	64
Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate)
Counterparty: JP Morgan Chase Bank	03/15/2007	9,300	(62)
Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate)
Counterparty: Merrill Lynch Capital Services, Inc.	03/15/2007	7,800	4

SWAP AGREEMENTS:
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate)
Counterparty: Barclays Bank PLC	03/15/2007	$8,500	$(15)

Total Swap Agreements (premium: $195)		$37,970	$(10)

FUTURES CONTRACTS:
	Contracts (e)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro Dollar	14	3/14/2005	$3,381	$15
Euro Dollar	129	6/13/2005	31,328	(165)
Euro Dollar	3	3/13/2006	728	(9)
Euro-BOBL (i)	20	9/10/2004	2,700	(2)
Euro-BUND (j)	23	9/10/2004	3,168	20
3 Month Euro EURIBOR (k)	143	9/19/2005	41,906	(120)
3 Month Euro EURIBOR (k)	348	12/19/2005	103,425	(462)
2-Year Treasury Note	713	9/26/2004	149,759	362
5-Year U.S. Treasury Note	240	9/30/2004	26,029	56
10-Year U.S. Treasury Note	1019	9/30/2004	110,125	1,281
90-Day Euro Dollar	239	12/13/2004	58,342	(113)
90-Day Euro Dollar	3	9/19/2005	732	(10)
90-Day Euro Dollar	3	12/19/2005	730	(10)

Total Future Contracts			$532,353	$843

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(20)	07/01/2004	$(25)	$—
Euro Dollar	280	07/20/2004	339	1
Euro Dollar	(13,917)	07/20/2004	(17,124)	190
Japanese Yen	(184,323)	07/21/2004	(1,678)	(14)

Total Forward Foreign Currency Contracts			$(18,488)	$177

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    8

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $357.
(b)	Cash collateral for the Repurchase Agreements, valued at $81, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(c)	At June 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at June 30, 2004, is $4,529.
(d)	Securities are currently in default on interest payments.
(e)	Contract Amounts are not in thousands.
(f)	Floating or variable rate note. Rate is listed as of June 30, 2004.
(g)	Securities are stepbonds. Russia Federation has a coupon rate 5.00% until 03/31/2007, thereafter the coupon rate will be 7.50%.
(h)	An option on an interest rate swap. If exercised, the fund will pay the strike order to receive the 3 Month LIBOR (London Interbank Offer Rate).
(i)	Notional medium-term debt instrument issued by the German Federal Government.
(j)	Notional long-term debt instrument issued by the German Federal Government.
(k)	Euro Interbank Offered Rate.
(l)	If the monthly performance of the CMBS Index is negative the fund pays a floating rate in addition to the 1-month United States Dollar—LIBOR (London Interbank Offer Rate).

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $28,769 or 4.22% of the net assets of the Fund.
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    9

PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $738,252) (including securities loaned of $357)	$739,178
Cash	3,185
Foreign cash (cost: $4,387)	4,412
Receivables:
Investment securities sold	27,176
Interest	2,254
Unrealized appreciation on forward foreign currency contracts	191
Swap agreements at value (premium: $330)	407
Variation margin	1,454
Other	1

778,258

Liabilities:
Investment securities purchased	94,915
Accounts payable and accrued liabilities:
Management and advisory fees	427
Service fees	2
Payable for collateral for securities on loan	366
Unrealized depreciation on forward foreign currency contracts	14
Swap agreement at value (premium: $135)	222
Written options and swaptions (premium: $1,511)	521
Other	29

96,496

Net Assets	$681,762

Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$619
Additional paid-in capital	651,587
Undistributed net investment income	16,444
Undistributed net realized gain (loss) from:
Futures contracts	(588)
Investment securities	9,229
Written option and swaption contracts	1,579
Swap agreements	109
Foreign currency transactions	(161)
Net unrealized appreciation (depreciation) on:
Investment securities	926
Futures contracts	843
Written option and swaption contracts	990
Swap agreements	(10)
Translation of assets and liabilities denominated in foreign currencies	195

Net Assets	$681,762

Net Assets by Class:
Initial Class	$672,403
Service Class	9,359
Shares Outstanding:
Initial Class	61,019
Service Class	848
Net Asset Value and Offering Price Per Share:
Initial Class	$11.02
Service Class	11.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$7,973
Income from loaned securities–net	3

7,976

Expenses:
Management and advisory fees	2,234
Printing and shareholder reports	10
Custody fees	70
Administration fees	48
Legal fees	2
Auditing and accounting fees	7
Directors fees	9
Service fees:
Service Class	8

Total Expenses	2,388

Net Investment Income (Loss)	5,588

Net Realized Gain (Loss) from:
Investment securities	625
Futures contracts	(588)
Written option and swaption contracts	664
Swap agreements	176
Foreign currency transactions	(161)

716

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(5,844)
Futures contracts	(495)
Written option and swaption contracts	167
Swap agreements	(303)
Translation of assets and liabilities denominated in foreign currencies	428

(6,047)

Net Gain (Loss) on Investment Securities, Futures/Option/Swaption Contracts, Swap Agreements and Foreign Currency Transactions	(5,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	$257

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    10

PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,588	$10,930
Net realized gain (loss) from investment securities, futures/option/swaption contracts, swaps agreements, and foreign currency transactions	716	11,094
Net unrealized appreciation (depreciation) on investment securities, futures/option/swaption contracts, swaps agreements, and translation of assets and liabilities denominated in foreign currencies	(6,047)	1,717

	257	23,741

Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,130)
Service Class	–	(1)

	–	(3,131)

From net realized gains:
Initial Class	–	(4,413)
Service Class	–	(11)

	–	(4,424)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	196,736	325,747
Service Class	6,804	3,857

	203,540	329,604

Dividends and distributions reinvested:
Initial Class	–	7,543
Service Class	–	12

	–	7,555

Cost of shares redeemed:
Initial Class	(77,127)	(182,365)
Service Class	(446)	(847)

	(77,573)	(183,212)

	125,967	153,947

Net increase (decrease) in net assets	126,224	170,133

Net Assets:
Beginning of period	555,538	385,405

End of period	$681,762	$555,538

Undistributed Net Investment Income	$16,444	$10,856

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:

Shares issued:
Initial Class	17,714	30,210
Service Class	612	353

	18,326	30,563

Shares issued–reinvested from distributions:
Initial Class	–	718
Service Class	–	1

	–	719

Shares redeemed:
Initial	(7,007)	(16,894)
Service	(40)	(78)

	(7,047)	(16,972)

Net increase (decrease) in shares outstanding
Initial	10,707	14,034
Service	572	276

	11,279	14,310

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    11

PIMCO Total Return

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.98	$0.10	$(0.06)	$0.04	$–	$–	$–	$11.02
	12/31/2003	10.62	0.22	0.29	0.51	(0.06)	(0.09)	(0.15)	10.98
	12/31/2002	10.00	0.20	0.42	0.62	–	–	–	10.62
Service Class	06/30/2004	11.02	0.08	(0.06)	0.02	–	–	–	11.04
	12/31/2003	10.89	0.12	0.11	0.23	(0.01)	(0.09)	(0.10)	11.02

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	0.36%	$672,403	0.75%	0.75%	1.75%	140%
	12/31/2003	4.90	552,494	0.75	0.75	2.06	430
	12/31/2002	6.20	385,405	0.78	0.78	2.86	302
Service Class	06/30/2004	0.18	9,359	1.00	1.00	1.47	140
	12/31/2003	2.14	3,044	0.99	0.99	1.67	430

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    12

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PIMCO Total Return (“the Fund”), part of ATSF, began operations on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    13

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

lending program. IBT earned $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the rejplacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

TBA purchase commitments: The Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. TBA purchase commitments are included in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Swap Agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    14

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of interest income on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Open Swap Agreements at June 30, 2004, are listed in the Schedule of Investments.

Futures, options and swaptions contracts: The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Directors. The portfolio bears the market risk arising from any changes in index values or interest rates.

The underlying face amounts of open futures, option, and swaption contracts at June 30, 2004, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and Liabilities. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Transactions in written options were as follows:

	Premium	Contracts*
Beginning balance 12/31/2003	$–	–
Sales	590	500
Closing Buys	–	–
Expirations	–	–
Exercised	–	–

Balance at 06/30/2004	$590	500

*	Contracts not in thousands.

Transactions in swaptions were as follows:

	Premium	Notional Amounts
Beginning balance 12/31/2003	$1,586	125,300
Sales	–	–
Closing Buys	–	–
Expirations	(665)	(36,100)
Exercised	–	–

Balance at 06/30/2004	$921	89,200

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Secu -

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    15

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

rities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$68,982	10%
Asset Allocation–Moderate Growth Portfolio	87,149	13%
Asset Allocation–Moderate Portfolio	122,315	18%
Select & Conservative	1,434	0%
Select & Growth & Income	1,389	0%

Total	$281,269	41%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.70% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $48 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $26. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$51,483
U.S. Government	349,034
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	71,800
U.S. Government	332,705

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    16

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations,

which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and foreign currency transactions.

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003 of $344 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$738,276

Unrealized Appreciation	$3,808
Unrealized (Depreciation)	(2,906)

Net Unrealized Appreciation (Depreciation)	$902

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

PIMCO Total Return    17

Salomon All Cap

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

PREFERRED STOCKS (1.1%)

Motion Pictures (1.1%)
News Corporation Limited (The)–ADR	223,400	$7,345

Total Preferred Stocks (cost: $6,583)		7,345

COMMON STOCKS (98.5%)

Aerospace (1.0%)
Boeing Company (The)	122,200	6,243

Air Transportation (1.5%)
AMR Corporation (a)(b)	113,000	1,368
Continental Airlines, Inc. (a)	126,300	1,436
Delta Air Lines, Inc. (a)(b)	201,200	1,433
Frontier Airlines, Inc. (a)	109,400	1,190
Northwest Airlines Corporation (a)(b)	123,800	1,377
Southwest Airlines Co.	164,100	2,752

Amusement & Recreation Services (1.2%)
Disney (Walt) Company (The)	303,600	7,739

Apparel Products (0.6%)
Tommy Hilfiger Corporation (a)	243,200	3,682

Automotive (1.4%)
Delphi Corporation	360,200	3,847
Honeywell International Inc.	150,000	5,495

Chemicals & Allied Products (2.5%)
Cabot Corporation	145,500	5,922
Crompton Corporation	456,700	2,877
Dow Chemical Company (The)	192,000	7,814

Commercial Banks (4.9%)
Bank of New York Company, Inc. (The)	148,000	4,363
Bank One Corporation	125,000	6,375
Mitsubishi Tokyo Financial Group, Inc.–ADR	914,000	8,564
Morgan Chase & Co. (J.P.)	185,300	7,184
State Street Corporation	120,700	5,919

Communication (3.8%)
Comcast Corporation–Special Class A (a)	322,500	8,904
Liberty Media Corporation–Class A (a)	879,500	7,907
Liberty Media International, Inc.–Class A (a)	43,975	1,631
Viacom, Inc.–Class B	175,100	6,255

Communications Equipment (4.8%)
Lucent Technologies Inc. (a)(b)	2,500,000	9,450
Motorola, Inc.	752,100	13,726
Nokia Corporation–ADR	579,000	8,419

Computer & Data Processing Services (5.8%)
Actuate Corporation (a)	45,000	178
Micromuse Inc. (a)	622,800	4,167
Microsoft Corporation	346,100	9,884
RealNetworks, Inc. (a)	616,400	4,216
Sabre Holdings Corporation	230,000	6,373
SunGard Data Systems Inc. (a)	233,300	6,066
Unisys Corporation (a)	533,100	7,399

	Shares	Value

Computer & Office Equipment (0.8%)
3Com Corporation (a)	796,500	$4,978
Socket Communications, Inc. (a)	12,800	37

Construction (0.7%)
Chicago Bridge & Iron Company NV–NY Registered Shares	65,000	1,810
Fluor Corporation (b)	51,800	2,469

Electric Services (0.1%)
Calpine Corporation (a)(b)	179,300	775

Electronic & Other Electric Equipment (0.9%)
Sony Corporation–ADR (b)	150,000	5,708

Electronic Components & Accessories (5.6%)
Intel Corporation	305,500	8,432
Lattice Semiconductor Corporation (a)	127,600	894
Solectron Corporation (a)	1,977,400	12,794
Taiwan Semiconductor Manufacturing Company Ltd.–ADR	970,991	8,069
Texas Instruments Incorporated	265,500	6,420

Environmental Services (1.4%)
Waste Management, Inc.	300,700	9,216

Fabricated Metal Products (0.3%)
Shaw Group Inc. (The) (a)(b)	195,300	1,978

Food Stores (1.4%)
Safeway Inc. (a)(b)	350,000	8,869

Gas Production & Distribution (1.0%)
Williams Companies, Inc. (The) (b)	531,900	6,330

Health Services (0.5%)
Enzo Biochemical, Inc. (a)(b)	236,400	3,546

Industrial Machinery & Equipment (1.4%)
Caterpillar, Inc.	83,400	6,625
Deere & Company	36,100	2,532

Instruments & Related Products (3.3%)
Agilent Technologies, Inc. (a)	350,900	10,274
Raytheon Company	317,000	11,339

Insurance (8.0%)
Ambac Financial Group, Inc.	108,300	7,954
American International Group, Inc.	135,900	9,687
Assured Guaranty Ltd. (a)	90,900	1,541
Chubb Corporation	111,100	7,575
CNA Surety Corporation (a)	303,300	3,321
MBIA, Inc.	54,600	3,119
MGIC Investment Corporation (b)	117,000	8,876
PMI Group, Inc. (The) (b)	38,600	1,680
Radian Group, Inc.	192,300	9,211

Insurance Agents, Brokers & Service (1.6%)
Hartford Financial Services Group, Inc. (The)	61,700	4,241
Marsh & McLennan Companies, Inc. (b)	137,500	6,240

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Salomon All Cap    1

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Life Insurance (0.3%)
Scottish Annuity & Life Holdings, Ltd. (b)	98,400	$2,288

Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	203,100	7,149

Lumber & Wood Products (2.8%)
Georgia-Pacific Corporation	267,700	9,900
Weyerhaeuser Company	132,100	8,338

Manufacturing Industries (1.1%)
Hasbro Inc.	371,500	7,059

Metal Mining (1.4%)
Newmont Mining Corporation	228,300	8,849

Mining (0.0%)
Wgi Heavy Minerals, Incorporated (a)	48,000	294

Motion Pictures (2.7%)
Metro-Goldwyn-Mayer Inc. (a)(b)	239,607	2,899
News Corporation Limited (The)–ADR (b)	128,200	4,541
Time Warner Inc. (a)	583,000	10,249

Oil & Gas Extraction (3.6%)
Anadarko Petroleum Corporation	122,500	7,179
GlobalSantaFe Corporation	200,000	5,300
Halliburton Company	228,600	6,917
Schlumberger Limited	65,000	4,128

Paper & Allied Products (1.1%)
Smurfit-Stone Container Corporation (a)(b)	371,500	7,411

Petroleum Refining (2.7%)
ChevronTexaco Corporation	100,000	9,411
Murphy Oil Corporation	115,500	8,512

Pharmaceuticals (12.9%)
Abbott Laboratories	244,400	9,962
Amgen Inc. (a)	56,700	3,094
Aphton Corporation (a)(b)	496,400	1,986
Genelabs Technologies, Inc. (a)	300,600	694
Glaxo Wellcome PLC–ADR	188,800	7,828
Johnson & Johnson	199,500	11,112
McKesson HBOC, Inc.	234,700	8,057
Merck & Co., Inc.	233,100	11,072
Novartis AG–ADR	182,800	8,135
Pfizer Inc.	360,600	12,361
Wyeth	202,800	7,333
XOMA Ltd. (a)	494,400	2,215

Primary Metal Industries (4.8%)
Alcoa Inc.	293,300	9,688
Allegheny Technologies Incorporated	411,800	7,433
Brush Engineered Materials Inc. (a)	55,900	1,057
Engelhard Corporation	165,900	5,360
RTI International Metals, Inc. (a)	173,300	2,764
United States Steel Corporation (b)	154,100	5,412

	Shares	Value

Security & Commodity Brokers (3.0%)
American Express Company (b)	163,100	$8,380
Merrill Lynch & Co., Inc.	138,100	7,455
Morgan Stanley	72,000	3,799

Telecommunications (3.6%)
Nippon Telegraph and Telephone Corporation–ADR	303,900	8,157
SBC Communications Inc.	325,000	7,881
Vodafone Group PLC–ADR	337,600	7,461

Transportation & Public Utilities (0.2%)
InterActiveCorp (a)(b)	41,700	1,257

Transportation Equipment (0.2%)
Fleetwood Enterprises, Inc. (a)	99,000	1,440

Variety Stores (1.4%)
Costco Wholesale Corporation	223,800	9,191

Wholesale Trade Durable Goods (1.1%)
IKON Office Solutions, Inc.	600,000	6,882

Total Common Stocks (cost: $561,623)		644,585

	Principal	Value
SHORT-TERM OBLIGATIONS (0.4%)
Investor’s Bank & Trust Company (d)
0.70%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,656 on 07/01/2004	$2,656	$2,656

Total Short-Term Obligations (cost: $2,656)		2,656

SECURITY LENDING COLLATERAL (8.8%)

Debt (7.2%)

Agency Discount Notes (0.7%)
Fannie Mae
0.96%, due 07/01/2004	1,380	1,380
Federal Home Loan Bank
0.96%, due 07/01/2004	1,724	1,724
0.99%, due 07/01/2004	689	689
0.97%, due 07/02/2004	862	862

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	345	345
Deutsche Bank AG
1.16%, due 10/12/2004	862	862

Commercial Paper (2.1%)
Compass Securitization–144A
1.25%, due 07/23/2004	1,206	1,206
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	861	861
General Electric Capital Corporation
1.20%, due 07/19/2004	861	861
1.21%, due 07/22/2004	690	690
1.22%, due 07/23/2004	690	690

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Salomon All Cap    2

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
1.23%, due 07/26/2004	$862	$862
1.22%, due 08/04/2004	1,721	1,721
Govco Incorporated–144A
1.25%, due 08/02/2004	345	345
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	688	688
1.22%, due 07/20/2004	343	343
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	345	345
Morgan Stanley
1.58%, due 10/22/2004	793	793
1.58%, due 12/10/2004	2,243	2,243
1.58%, due 03/16/2005	2,173	2,173
Sheffield Receivables–144A
1.24%, due 07/20/2004	517	517

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	862	862
Den Danske Bank
1.08%, due 07/02/2004	862	862

Euro Dollar Terms (1.7%)
Bank of America Corporation
1.08%, due 07/19/2004	345	345
Bank of Montreal
1.20%, due 07/23/2004	175	175
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	862	862
1.24%, due 07/23/2004	172	172
Bank of the West Inc.
1.28%, due 07/28/2004	345	345
Branch Banking & Trust
1.08%, due 07/14/2004	172	172
Calyon
1.16%, due 07/15/2004	3,278	3,278
1.17%, due 08/04/2004	517	517
1.34%, due 08/24/2004	1,207	1,207
Fortis Bank
1.19%, due 07/14/2004	172	172
1.29%, due 09/03/2004	345	345
HBOS PLC
1.30%, due 09/03/2004	345	345
Royal Bank of Canada
1.05%, due 07/08/2004	517	517
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,552	1,552
Wells Fargo & Company
1.19%, due 07/14/2004	690	690
1.25%, due 07/23/2004	345	345
1.24%, due 07/26/2004	345	345

	Principal	Value

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	$1,035	$1,035
1.64%, due 12/15/2004	690	690

Repurchase Agreements (1.9%) (c)
Credit Suisse First Boston (USA), Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $4,037 on 07/01/2004	4,037	4,037
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,725 on 07/01/2004	1,725	1,725
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,227 on 07/01/2004	5,227	5,227
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,552 on 07/01/2004	1,552	1,552

	Shares	Value

Investment Companies (1.6%)

Money Market Funds (1.6%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	1,429,139	$1,429
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	8,869,631	8,870

Total Security Lending Collateral (cost: $57,873)		57,873

Total Investment Securities (cost: $628,735 )		$712,459

SUMMARY:
Investments, at value	108.8%	$712,459
Liabilities in excess of other assets	(8.8)%	(57,394)

Net assets	100.0%	$655,065

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Salomon All Cap    3

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $54,834.
(c)	Cash collateral for the Repurchase Agreements, valued at $12,790, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, repurchase agreements are collateralized by $3,021 Fannie Mae ARM–Pool# 759534 (4.50%, due 01/01/2034) with a market value and accrued interest of $2,788.

DEFINITIONS:

ADR American Depositary Receipt

ARM Adjustable Rate Mortgage

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $4,305 or 0.66% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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Salomon All Cap

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 628,735) (including securities loaned of $54,834)	$712,459
Cash	50
Receivables:
Investment securities sold	882
Interest	2
Dividends	641
Other	53

714,087

Liabilities:
Investment securities purchased	612
Accounts payable and accrued liabilities:
Management and advisory fees	471
Service fees	1
Payable for collateral for securities on loan	57,873
Other	65

59,022

Net Assets	$655,065

Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$476
Additional paid-in capital	583,521
Undistributed net investment income	2,357
Accumulated net realized gain (loss) from: Investment securities	(15,013)
Net unrealized appreciation (depreciation) on: Investment securities	83,724

Net Assets	$655,065

Net Assets by Class:
Initial Class	$650,587
Service Class	4,478
Shares Outstanding:
Initial Class	47,231
Service Class	325
Net Asset Value and Offering Price Per Share:
Initial Class	$13.77
Service Class	13.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$55
Dividends	3,659
Income from loaned securities–net	81
Less withholding taxes on foreign dividends	(99)

3,696

Expenses:
Management and advisory fees	2,607
Printing and shareholder reports	35
Custody fees	32
Administration fees	48
Legal fees	2
Auditing and accounting fees	7
Directors fees	9
Service fees:
Service Class	3

Total expenses	2,743

Net Investment Income (Loss)	953

Net Realized Gain (Loss) from:
Investment securities	29,374
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	2,555

Net Gain (Loss) on Investment Securities	31,929

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,882

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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Salomon All Cap

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$953	$1,404
Net realized gain (loss) from investment securities transactions	29,374	(515)
Net unrealized appreciation (depreciation) on investment securities	2,555	138,124

	32,882	139,013

Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,713)
Service Class	–	–

	–	(1,713)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	50,519	201,048
Service Class	3,394	1,263

	53,913	202,311

Dividends and distributions reinvested:
Initial Class	–	1,713
Service Class	–	–

	–	1,713

Cost of shares redeemed:
Initial Class	(32,410)	(49,032)
Service Class	(291)	(144)

	(32,701)	(49,176)

	21,212	154,848

Net increase (decrease) in net assets	54,094	292,148

Net Assets:
Beginning of period	600,971	308,823

End of period	$655,065	$600,971

Undistributed Net Investment Income	$2,357	$1,404

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	3,715	18,572
Service Class	252	107

	3,967	18,679

Shares issued–reinvested from distributions:
Initial Class	–	153
Service Class	–	–

	–	153

Shares redeemed:
Initial Class	(2,422)	(4,614)
Service Class	(22)	(12)

	(2,444)	(4,626)

Net increase (decrease) in shares outstanding:
Initial Class	1,293	14,111
Service Class	230	95

	1,523	14,206

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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Salomon All Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$13.06	$0.02	$0.69	$0.71	$–	$–	$–	$13.77
	12/31/2003	9.70	0.04	3.36	3.40	(0.04)	–	(0.04)	13.06
	12/31/2002	13.06	0.06	(3.28)	(3.22)	(0.10)	(0.04)	(0.14)	9.70
	12/31/2001	12.99	0.19	0.09	0.28	(0.20)	(0.01)	(0.21)	13.06
	12/31/2000	11.18	0.14	1.90	2.04	(0.20)	(0.03)	(0.23)	12.99
	12/31/1999	10.00	0.08	1.48	1.56	(0.38)	–	(0.38)	11.18
Service Class	06/30/2004	13.08	0.01	0.69	0.70	–	–	–	13.78
	12/31/2003	10.13	0.01	2.94	2.95	–	–	–	13.08

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	5.44%	$650,587	0.86%	0.86%	0.30%	18%
	12/31/2003	35.15	599,732	0.86	0.86	0.32	17
	12/31/2002	(24.71)	308,823	0.91	0.91	0.56	134
	12/31/2001	2.09	287,881	1.00	1.00	1.43	83
	12/31/2000	18.30	85,730	1.00	1.25	1.11	118
	12/31/1999	15.57	6,686	1.00	2.87	1.09	216
Service Class	06/30/2004	5.35	4,478	1.11	1.11	0.08	18
	12/31/2003	29.12	1,239	1.12	1.12	0.14	17

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Salomon All Cap    7

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Salomon All Cap (“the Fund”), part of ATSF, began operations on May 3, 1999. The Fund is “non-diversified” under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $140 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $35 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$15,726	2%
Asset Allocation–Growth Portfolio	63,546	10%
Asset Allocation–Moderate Growth Portfolio	73,924	11%
Asset Allocation–Moderate Portfolio	43,247	7%

Total	$196,443	30%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.90% of first $100 million

0.80% of ANA over $100 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Salomon All Cap    9

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $48 for Administration fees for the period ended June 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2004, were $10.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $25. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$173,153
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	105,294
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$36,471	December 31, 2010
7,784	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$628,867

Unrealized Appreciation	$93,278
Unrealized (Depreciation)	(9,686)

Net Unrealized Appreciation (Depreciation)	$83,592

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Salomon All Cap    10

Select+ Aggressive

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (b)

Aggressive Equity (10.8%)
Third Avenue Value	2,853	$52

Capital Preservation (4.2%)
Transamerica Money Market	20,227	20

Growth Equity (65.0%)
T. Rowe Price Equity Income	6,087	121
T. Rowe Price Growth Stock	7,064	142
Transamerica Equity (a)	2,630	50

World Equity (20.0%)
American Century International (a)	12,432	96

Total Investment Companies (cost: $415)		$481

SUMMARY:
Investment companies, at value	100.0%	$481
Liabilities in excess of other assets	0.0%	—

Net assets	100.0%	$481

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Aggressive    1

Select+ Aggressive

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $415)	$481
Other	3

484

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	1
Other	2

3

Net Assets	$481

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$–
Additional paid-in capital	403
Accumulated net investment loss	(2)
Undistributed net realized gain (loss) from:
Investment in affiliated investment companies	14
Net unrealized appreciation (depreciation) on:
Investment in affiliated investment companies	66

Net Assets	$481

Shares Outstanding:	37
Net Asset Value and Offering Price Per Share:	$12.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$–
Expenses:
Custody fees	9
Auditing and accounting fees	6

Total expenses	15

Less:
Advisory fee waiver and expense reimbursement	(14)

Net expenses	1

Net Investment Income (Loss)	(1)

Net Realized Gain (Loss) from:
Investment in affiliated investment companies	11
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment in affiliated investment companies	7

Net Gain (Loss) on Investment in Affiliated Investment Companies	18

Net Increase (Decrease) in Net Assets Resulting from Operations	$17

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Aggressive    2

Select+ Aggressive

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:

Operations:
Net investment income (loss)	$(1)	$(1)
Net realized gain (loss) from investment in affiliated investment companies	11	3
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	7	61

	17	63

Distributions to Shareholders:
From net investment income	–	–
From net realized gains	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold	19	316
Dividends and distributions reinvested		–
Cost of shares redeemed	(8)	(24)

	11	292

Net increase (decrease) in net assets	28	355

Net Assets:
Beginning of period	453	98

End of period	$481	$453

Accumulated Net Investment Loss	$(2)	$(1)

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued	2	28
Shares issued–reinvested from distributions	–	–
Shares redeemed	(1)	(2)

Net increase (decrease) in shares outstanding	1	26

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Aggressive    3

Select+ Aggressive

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

For the Period Ended (b)	For a share outstanding throughout each period (a)
	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
06/30/2004	$12.42	$(0.03)	$0.48	$0.45	$–	$–	$–	$12.87
12/31/2003	9.76	(0.03)	2.69	2.66	–	–	–	12.42
12/31/2002	10.00	–	(0.24)	(0.24)	–	–	–	9.76

For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
			Net (d)	Total (e)
06/30/2004	3.62%	$481	0.55%	6.31%	(0.52)%	13%
12/31/2003	27.25	453	0.55	25.81	(0.25)	23
12/31/2002	(2.40)	98	0.55	77.92	(0.49)	–

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception date of the Fund is December 5, 2002.

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Aggressive    4

Select+ Aggressive

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select + Aggressive (“the Fund”), part of ATSF, began operations on December 5, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is an affiliate of the Fund and sub-adviser to other funds within ATSF.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$53	12/31/2006

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Aggressive    5

Select+ Aggressive

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS less than $1 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was less than $1. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$73
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	60
U.S. Government	—

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$415

Unrealized Appreciation	$66
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$66

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Aggressive    6

Select+ Conservative

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) (a)

Aggressive Equity (6.4%)
Third Avenue Value	13,335	$244

Capital Preservation (4.6%)
Transamerica Money Market	174,693	175

Fixed-Income (66.2%)
MFS High Yield	56,616	584
PIMCO Total Return	130,153	1,434
Transamerica U.S. Government Securities	42,605	527

Growth Equity (22.9%)
T. Rowe Price Equity Income	22,272	441
T. Rowe Price Growth Stock	21,631	437

Total Investment Companies (cost: $3,528)		$3,842

SUMMARY:
Investment companies, at value	100.1%	$3,842
Liabilities in excess of other assets	(0.1)%	(2)

Net assets	100.0%	$3,840

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Conservative    1

Select+ Conservative

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $3,528)	$3,842
Other	1

3,843

Liabilities:
Other	3

Net Assets	$3,840

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$3
Additional paid-in capital	3,486
Undistributed net investment income	8
Undistributed net realized gain (loss) from:
Investment in affiliated investment companies	29
Net unrealized appreciation (depreciation) on:
Investment in affiliated investment companies	314

Net Assets	$3,840

Shares Outstanding:	338

Net Asset Value and Offering Price Per Share:	$11.37

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$1

Expenses:
Management and advisory fees	2
Custody fees	11
Auditing and accounting fees	6

Total expenses	19

Less:
Advisory fee waiver and expense reimbursement	(8)

Net expenses	11

Net Investment Income (Loss)	(10)

Net Realized Gain (Loss) from:
Investment in affiliated investment companies	20
Increase (decrease) in unrealized appreciation (depreciation) on:
Investment in affiliated investment companies	30

Net Gain (Loss) on Investment in Affiliated Investment Companies	50

Net Increase (Decrease) in Net Assets Resulting from Operations	$40

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Conservative    2

Select+ Conservative

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(10)	$18
Net realized gain (loss) from investment in affiliated investment companies	20	9
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	30	284

	40	311

Distributions to Shareholders:
From net investment income:	–	–

From net realized gains:	–	–

Capital Share Transactions:
Proceeds from shares sold	297	3,417
Dividends and distributions reinvested	–	–
Cost of shares redeemed	(203)	(134)

	94	3,283

Net increase (decrease) in net assets	134	3,594

Net Assets:
Beginning of period	3,706	112

End of period	$3,840	$3,706

Undistributed Net Investment Income	$8	$18

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued	26	332
Shares issued–reinvested from distributions	–	–
Shares redeemed	(18)	(13)

Net increase (decrease) in shares outstanding	8	319

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Conservative    3

Select+ Conservative

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

For the Period Ended (b)	For a share outstanding throughout each period (a)
	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
06/30/2004	$11.24	$(0.03)	$0.16	$0.13	$–	$–	$–	$11.37
12/31/2003	10.03	0.08	1.13	1.21	–	–	–	11.24
12/31/2002	10.00	–	0.03	0.03	–	–	–	10.03

For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
			Net (d)	Total (e)
06/30/2004	1.16%	$3,840	0.55%	0.98%	(0.52)%	6%
12/31/2003	12.06	3,706	0.55	2.49	0.73	6
12/31/2002	0.30	112	0.55	72.67	(0.49)	–

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception date of the Fund is December 5, 2002.

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Conservative    4

Select+ Conservative

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select + Conservative (“the Fund”), part of ATSF, began operations on December 5, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is an affiliate of the Fund and sub-adviser to other funds within ATSF.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$47	12/31/2006

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Conservative    5

Select+ Conservative

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS less than $1 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was less than $1. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$295
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	210
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$3,528

Unrealized Appreciation	$317
Unrealized (Depreciation)	(3)

Net Unrealized Appreciation (Depreciation)	$314

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Conservative    6

Select+ Growth & Income

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (b)

Aggressive Equity (11.6%)
Third Avenue Value	40,529	$741

Capital Preservation (4.3%)
Transamerica Money Market	270,746	271

Fixed-Income (31.3%)
MFS High Yield	58,378	602
PIMCO Total Return	126,082	1,389

Growth Equity (42.3%)
T. Rowe Price Equity Income	33,987	673
T. Rowe Price Growth Stock	82,972	1,676
Transamerica Equity (a)	18,417	348

World Equity (10.5%)
American Century International (a)	86,880	671

Total Investment Companies (cost: $5,528 )		$6,371

SUMMARY:
Investment companies, at value	100.0%	$6,371
Liabilities in excess of other assets	0.0%	(3)

Net assets	100.0%	$6,368

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in the Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Growth & Income    1

Select+ Growth & Income

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $5,528)	$6,371
Other	1

6,372

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	1
Other	3

4

Net Assets	$6,368

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$5
Additional paid-in capital	5,402
Accumulated net investment loss	(12)
Undistributed net realized gain (loss) from: Investment in affiliated investment companies	130
Net unrealized appreciation (depreciation) on: Investment in affiliated investment companies	843

Net Assets	$6,368

Shares Outstanding:	521

Net Asset Value and Offering Price Per Share:	$12.25

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends from affiliated investment companies	$1

1

Expenses:
Management and advisory fees	3
Custody fees	11
Auditing and accounting fees	6

Total expenses	20
Less:
Advisory fee waiver and expense reimbursement	(4)

Net expenses	16

Net Investment Income (Loss)	(15)

Net Realized Gain (Loss) from:
Investment in affiliated investment companies	105
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment in affiliated investment companies	47

Net Gain (Loss) on Investment in Affiliated Investment Companies	152

Net Increase (Decrease) in Net Assets Resulting from Operations	$137

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Growth & Income    2

Select+ Growth & Income

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:

Operations:
Net investment income (loss)	$(15)	$3
Net realized gain (loss) from investment in affiliated investment companies	105	25
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	47	799

	137	827

Distributions to Shareholders:
From net investment income	–	–
From net realized gains	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold	1,083	3,708
Dividends and distributions reinvested	–	–
Cost of shares redeemed	(222)	(210)

	861	3,498

Net increase (decrease) in net assets	998	4,325

Net Assets:
Beginning of period	5,370	1,045

End of period	$6,368	$5,370

Accumulated Net Investment Loss	$(12)	$3

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued	89	364
Shares issued–reinvested from distributions	–	–
Shares redeemed	(18)	(20)

Net increase (decrease) in shares outstanding	71	344

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Growth & Income    3

Select+ Growth & Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

For the Period Ended (b)	For a share outstanding throughout each period (a)
	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
06/30/2004	$11.95	$(0.03)	$0.33	$0.30	$–	$–	$–	$12.25
12/31/2003	9.88	0.01	2.06	2.07	–	–	–	11.95
12/31/2002	10.00	–	(0.12)	(0.12)	–	–	–	9.88

For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
			Net (d)	Total (e)
06/30/2004	2.51%	$6,368	0.55%	0.70%	(0.52)%	9%
12/31/2003	20.95	5,370	0.55	1.64	0.07	15
12/31/2002	(1.20)	1,045	0.55	17.63	(0.49)	–

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception date of the Fund is December 5, 2002.

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Growth & Income    4

Select+ Growth & Income

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select + Growth & Income (“the Fund”), part of ATSF, began operations on December 5, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is an affiliate of the Fund and sub-adviser to other funds within ATSF.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$42	12/31/2006

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Growth & Income    5

Select+ Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS less than $1 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was less than $1. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$1,630
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	552
U.S. Government	—

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$5,529

Unrealized Appreciation	$842
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$842

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Select+ Growth & Income    6

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.0%)

Brazil (0.0%)
Companhia Vale do Rio Doce–ADR (a)	2,410	$94

Total Preferred Stocks (cost: $89)		94

COMMON STOCKS (89.8%)

Australia (2.0%)
Alumina Limited	441,080	1,621
AMP Limited	610,150	2,689
Australia and New Zealand Banking Group Limited	126,900	1,615
BHP Billiton Limited	293,930	2,564
BHP Billiton Limited–ADR	6,610	116
Mayne Group Limited	680,440	1,615
National Australia Bank Limited	132,900	2,761

Brazil (0.3%)
Companhia Vale do Rio Doce–ADR (a)	40,380	1,920

Canada (0.9%)
Alcan Inc.	76,200	3,139
BCE Inc.	118,410	2,373

Cayman Islands (0.8%)
ACE Limited	61,620	2,605
XL Capital Ltd.–Class A (b)	36,080	2,723

Denmark (1.1%)
ISS A/S	57,890	2,863
Vestas Wind Systems A/S (a)	278,413	4,092

Finland (0.9%)
Stora Enso Oyj–R Shares	157,720	2,141
UPM-Kymmene Oyj	174,020	3,313

France (2.7%)
Accor SA	54,280	2,292
Aventis SA	33,350	2,519
AXA	132,870	2,928
Compagnie Generale des Etablissements Michelin–Class B	56,400	3,120
Suez SA–ADR	91,770	1,934
Total Fina Elf SA	13,740	2,621
Valeo SA	47,140	1,965

Germany (2.7%)
BASF AG–ADR	54,280	2,923
Bayer AG–ADR (b)	99,390	2,902
Deutsche Post AG–Registered Shares	181,170	3,915
E.ON AG–ADR	61,620	4,467
SAP AG–ADR (b)	38,000	1,589
Volkswagen AG–ADR (b)	206,580	1,744

Hong Kong (0.6%)
Cheung Kong (Holdings) Limited	292,000	2,153
Hutchison Whampoa Limited	211,000	1,441

India (0.0%)
Satyam Computer Services Limited–ADR (b)	4,980	92

	Shares	Value
Israel (0.5%)
Check Point Software Technologies, Ltd. (a)(b)	125,025	$3,374

Italy (0.9%)
Eni SpA.–ADR (b)	36,600	3,672
Riunione Adriatica di Sicurta SpA	103,820	1,885

Japan (3.7%)
Canon Inc.	33,500	1,766
Canon Inc.–ADR	2,410	129
Denso Corporation	95,500	2,224
East Japan Railway Company	449	2,520
Hitachi, Ltd.	181,000	1,246
NEC Corporation	151,000	1,063
Nintendo Co., Ltd.	32,300	3,747
Nippon Telegraph and Telephone Corporation	673	3,598
Nomura Securities Co., Ltd. (The)	115,000	1,703
Sony Corporation–ADR	82,170	3,127
Sompo Japan Insurance, Inc.	282,000	2,883

Mexico (0.4%)
Telefonos de Mexico SA de CV–ADR	84,540	2,813

Netherlands (2.0%)
Akzo Nobel NV–ADR	76,200	2,838
Elsevier NV	275,560	3,871
IHC Caland N.V.	4,460	208
ING Groep NV	106,550	2,516
ING Groep NV–ADR	12,200	289
Koninklijke Philips Electronics NV	120,840	3,255

New Zealand (0.0%)
Telecom Corporation of New Zealand Limited	3,660	14

Norway (0.4%)
Telenor ASA	387,140	2,693

Portugal (0.5%)
Portugal Telecom, SGPS, SA–Registered Shares	317,830	3,432

Singapore (0.5%)
DBS Group Holdings Ltd.	341,000	2,852
DBS Group Holdings Ltd–ADR	5,850	196

South Korea (1.7%)
Kookmin Bank–ADR (a)(b)	6,290	197
Korea Electric Power Corporation–ADR (b)	155,300	1,423
KT Corp.–ADR (b)	137,725	2,485
Samsung Electronics Co., Ltd.–GDR–144A (LUX)	20,680	4,255
Samsung Electronics Co., Ltd.–GDR–144A (USD)	460	95
SK Telecom Co., Ltd.–ADR (b)	126,325	2,652

Spain (1.5%)
Iberdrola SA	152,190	3,214
Repsol-YPF, SA	170,120	3,728
Telefonica SA	167,620	2,479

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    1

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Sweden (2.9%)
Atlas Copco AB–A Shares	86,410	$3,209
Autoliv, Inc.–SDR	65,740	2,747
Electrolux AB–Series B	96,260	1,848
Nordea AB–FDR	461,590	3,326
Securitas AB–Class B	207,430	2,591
Svenska Cellulosa AB–B Shares	68,160	2,590
Volvo AB–B Shares	60,510	2,106
Switzerland (2.4%)
Lonza Group Ltd.–Registered Shares	52,200	2,644
Nestle SA–ADR	53,170	3,545
Novartis AG–ADR	79,110	3,520
Swiss Reinsurance Company–Registered Shares	47,040	3,055
UBS AG–Registered Shares (CHF)	32,780	2,310
UBS AG–Registered Shares (USD) (a)	3,540	252

Taiwan (0.4%)
Chughwa Telecom Co., Ltd.–ADR (b)	148,250	2,615

United Kingdom (7.9%)
Abbey National PLC	270,030	2,514
Alliance UniChem PLC	275,040	3,256
BAE Systems PLC	695,220	2,765
BP PLC–ADR	73,270	3,925
Brambles Industries PLC	661,040	2,554
British Airways PLC (a)	333,070	1,665
Cadbury Schweppes PLC	367,540	3,172
GlaxoSmithKline PLC	148,390	3,004
HSBC Holdings PLC	163,582	2,433
HSBC Holdings PLC–ADR	2,730	205
National Grid Group PLC (The)	351,410	2,713
Pearson PLC	204,320	2,483
Rentokil Initial PLC	677,540	1,776
Rolls-Royce Group PLC	540,370	2,468
Shell Transport & Trading Company PLC	570,120	4,184
Smiths Group PLC	248,430	3,364
Standard Chartered PLC	165,150	2,690
Unilever PLC	320,180	3,142
Vodafone Group PLC	1,061,790	2,326

United States (52.1%)
3M Company	150,100	13,511
Advanced Neuromodulation Systems, Inc. (a)	15,600	512
American International Group, Inc.	212,900	15,176
Amgen Inc. (a)	129,750	7,080
Anheuser-Busch Companies, Inc.	162,900	8,797
Avon Products, Inc. (b)	190,000	8,767
Berkshire Hathaway Inc.–Class B (a)	4,300	12,706
Cephalon, Inc. (a)	60,000	3,240
Cintas Corporation	96,500	4,600
Citigroup Inc.	275,000	12,788
Dell Inc. (a)	202,000	7,236
eBay Inc. (a)(b)	164,400	15,117
EMC Corporation (a)	640,000	7,296
First Data Corporation	156,800	6,981
General Electric Company	543,500	17,609

	Shares	Value

United States (continued)
Genzyme Corporation–General Division (a)	93,200	$4,411
Goldman Sachs Group, Inc. (The)	95,000	8,945
IMS Health Incorporated	382,300	8,961
International Game Technology	340,000	13,124
Maxim Integrated Products	155,000	8,125
Medtronic, Inc.	264,070	12,865
Merrill Lynch & Co., Inc.	245,700	13,263
Microsoft Corporation	431,410	12,320
Moody’s Corporation (b)	208,500	13,482
Omnicom Group, Inc.	160,500	12,179
PepsiCo, Inc.	210,000	11,314
Pfizer Inc.	269,800	9,249
Procter & Gamble Company (The)	211,200	11,497
QUALCOMM Incorporated	115,000	8,393
Symantec Corporation (a)	150,000	6,567
United Technologies Corporation	144,000	13,173
Wrigley (Wm.) Jr. Company	70,000	4,414
Xilinx, Inc.	210,000	6,995
Yahoo! Inc. (a)	150,680	5,474
Zimmer Holdings, Inc. (a)	75,000	6,615

Total Common Stocks (cost: $557,817)		574,976

	Principal	Value
SECURITY LENDING COLLATERAL (4.2%)

Debt (3.4%)

Agency Discount Notes (0.3%)
Fannie Mae
0.96%, due 07/01/2004	$647	$647
Federal Home Loan Bank
0.96%, due 07/01/2004	808	808
0.99%, due 07/01/2004	323	323
0.97%, due 07/02/2004	404	404

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	162	162
Deutsche Bank AG
1.16%, due 10/12/2004	404	404

Commercial Paper (1.1%)
Compass Securitization–144A
1.25%, due 07/23/2004	565	565
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	404	404
General Electric Capital Corporation
1.20%, due 07/19/2004	403	403
1.21%, due 07/22/2004	323	323
1.22%, due 07/23/2004	323	323
1.23%, due 07/26/2004	404	404
1.22%, due 08/04/2004	807	807
Govco Incorporated–144A
1.25%, due 08/02/2004	162	162

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    2

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	$323	$323
1.22%, due 07/20/2004	161	161
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	162	162
Morgan Stanley
1.58%, due 10/22/2004	372	372
1.58%, due 12/10/2004	1,051	1,051
1.58%, due 03/16/2005	1,019	1,019
Sheffield Receivables–144A
1.24%, due 07/20/2004	243	243

Euro Dollar Overnight (0.1%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	404	404
Den Danske Bank
1.08%, due 07/02/2004	404	404

Euro Dollar Terms (0.8%)
Bank of America Corporation
1.08%, due 07/19/2004	162	162
Bank of Montreal
1.20%, due 07/23/2004	82	82
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	404	404
1.24%, due 07/23/2004	81	81
Bank of the West Inc.
1.28%, due 07/28/2004	162	162
Branch Banking & Trust
1.08%, due 07/14/2004	81	81
Calyon
1.16%, due 07/15/2004	1,536	1,536
1.17%, due 08/04/2004	243	243
1.34%, due 08/24/2004	566	566
Fortis Bank
1.19%, due 07/14/2004	81	81
1.29%, due 09/03/2004	162	162
HBOS PLC
1.30%, due 09/03/2004	162	162
Royal Bank of Canada
1.05%, due 07/08/2004	243	243
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	728	728
Wells Fargo & Company
1.19%, due 07/14/2004	323	323
1.25%, due 07/23/2004	162	162
1.24%, due 07/26/2004	162	162

Master Notes (0.1%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	485	485
1.64%, due 12/15/2004	323	323

	Principal	Value

Repurchase Agreements (0.9%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $1,892 on 07/01/2004	$1,892	$1,892
Goldman Sachs Group Inc. (The) 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $809 on 07/01/2004	809	809
Merrill Lynch & Co., Inc. 1.54%, Repurchase agreement dated 06/30/2004 to be repurchased at $2,448 on 07/01/2004	2,448	2,448
Morgan Stanley 1.58%, Repurchase agreement dated 06/30/2004 to be repurchased at $728 on 07/01/2004	728	728

	Shares	Value
Investment Companies (0.8%)

Money Market Funds (0.8%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	669,988	$670
Merrimac Cash Fund–Premium Class
1-day yield of 1.11%	4,158,134	4,158

Total Security Lending Collateral (cost: $27,131)		27,131

Total Investment Securities (cost: $585,037)		$602,201

SUMMARY:
Investments, at value	94.0%	$602,201
Other assets in excess of liabilities	6.0%	38,174

Net assets	100.0%	$640,375

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	1,255	07/01/2004	$871	$3
Australian Dollar	(197)	07/01/2004	(136)	—
Australian Dollar	(349)	07/02/2004	(242)	(1)
Euro Dollar	6,000	09/27/2004	7,123	172
Euro Dollar	(4,800)	09/27/2004	(5,876)	40
Euro Dollar	(1,200)	09/27/2004	(1,451)	(8)
British Pound	70	07/01/2004	127	—
British Pound	2,800	10/15/2004	4,899	135
British Pound	(2,800)	10/15/2004	(4,931)	(104)
British Pound	3,800	11/19/2004	6,632	181
British Pound	(3,800)	11/19/2004	(6,808)	(5)
Japanese Yen	(611)	07/01/2004	(6)	—
Swedish Krona	1,748	07/01/2004	233	(1)
Swedish Krona	(951)	07/01/2004	(126)	—
Swiss Franc	2,600	09/27/2004	1,993	88
Swiss Franc	(2,600)	09/27/2004	(2,064)	(17)
Swiss Franc	2,775	10/15/2004	2,127	96
Swiss Franc	(2,775)	10/15/2004	(2,138)	(85)

Total Forward Foreign Currency Contracts			$227	$494

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    3

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	8.4%	$53,212
Insurance	6.9%	43,930
Computer & Data Processing Services	6.0%	38,378
Commercial Banks	5.3%	34,139
Chemicals & Allied Products	5.3%	34,091
Electronic & Other Electric Equipment	5.3%	33,935
Pharmaceuticals	5.3%	33,760
Telecommunications	4.3%	27,480
Security & Commodity Brokers	3.7%	23,911
Beverages	3.6%	23,284
Paper & Allied Products	3.4%	21,554
Medical Instruments & Supplies	3.1%	19,992
Computer & Office Equipment	2.9%	18,736
Electronic Components & Accessories	2.9%	18,484
Aerospace	2.9%	18,406
Manufacturing Industries	2.0%	13,124
Electric Services	1.8%	11,817
Food & Kindred Products	1.7%	11,101
Automotive	1.7%	10,786
Oil & Gas Extraction	1.6%	10,021
Communications Equipment	1.3%	8,393

	Percentage of Net Assets	Value
Petroleum Refining	1.3%	$8,109
Industrial Machinery & Equipment	1.1%	7,301
Printing & Publishing	1.0%	6,354
Life Insurance	0.9%	5,733
Trucking & Warehousing	0.9%	5,530
Transportation & Public Utilities	0.8%	5,074
Primary Metal Industries	0.7%	4,760
Metal Mining	0.7%	4,694
Apparel Products	0.7%	4,600
Rubber & Misc. Plastic Products	0.5%	3,120
Hotels & Other Lodging Places	0.4%	2,292
Real Estate	0.3%	2,153
Electric, Gas & Sanitary Services	0.3%	1,934
Personal Services	0.3%	1,776
Air Transportation	0.3%	1,665
Holding & Other Investment Offices	0.2%	1,441

Investments, at market value	89.8%	575,070
Short-term investments	4.2%	27,131
Other assets in excess of liabilities	6.0%	38,174

Net assets	100.0%	$640,375

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $26,203.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 5,996, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $6,370 or 0.99% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    4

Templeton Great Companies Global

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $585,037) (including securities loaned of $26,203)	$602,201
Cash	36,107
Foreign cash (cost: $29,011)	28,870
Receivables:
Investment securities sold	1,024
Interest	6
Dividends	1,156
Dividend reclaims receivable	170
Unrealized appreciation on forward foreign currency contracts	715
Other	9

670,258

Liabilities:
Investment securities purchased	1,933
Accounts payable and accrued liabilities:
Management and advisory fees	450
Payable for collateral for securities on loan	27,131
Foreign taxes	5
Unrealized depreciation on forward foreign currency contracts	221
Other	143

29,883

Net Assets	$640,375

Net Assets Consist of:
Capital Stock, 150,000 shares authorized ($.01 par value)	$394
Additional paid-in capital	976,334
Undistributed net investment income	2,548
Accumulated net realized gain (loss) from:
Investment securities	(355,907)
Foreign currency transactions	(518)
Net unrealized appreciation (depreciation) on:
Investment securities	17,164
Translation of assets and liabilities denominated in foreign currencies	360

Net Assets	$640,375

Net Assets by Class:
Initial Class	638,268
Service Class	2,107
Shares Outstanding:
Initial Class	39,224
Service Class	130
Net Asset Value and Offering Price Per Share:
Initial Class	$16.27
Service Class	16.25

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$24
Dividends	6,185
Income from loaned securities–net	60
Less withholding taxes on foreign dividends	(551)

5,718

Expenses:
Management and advisory fees	2,484
Printing and shareholder reports	130
Custody fees	456
Administration fees	48
Legal fees	3
Auditing and accounting fees	5
Directors fees	10
Service fees:
Service Class	1

Total expenses	3,137

Net Investment Income (Loss)	2,581

Net Realized Gain (Loss) from:
Investment securities	79,330
Foreign currency transactions	(518)

78,812

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(75,653)
Translation of assets and liabilities denominated in foreign currencies	345

(75,308)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	3,504

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,085

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    5

Templeton Great Companies Global

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,581	$4,947
Net realized gain (loss) from investment securities and foreign currency transactions	78,812	(45,456)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(75,308)	168,023

	6,085	127,514

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	13,269	534,696
Service Class	1,001	20,846

	14,270	555,542

Proceeds from fund acquisition:
Initial Class	60,123	–
Service Class	1,010	–

	61,133	–

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(75,262)	(663,298)
Service Class	(195)	(20,771)

	(75,457)	(684,069)

	(54)	(128,527)

Net increase (decrease) in net assets	6,031	(1,013)

Net Assets:
Beginning of period	634,344	635,357

End of period	$640,375	$634,344

Undistributed Net Investment Income (Loss)	$2,548	$(33)

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:

Shares issued:
Initial Class	820	39,422
Service Class	64	1,396

	884	40,818

Shares issued–on fund acquisition:
Initial Class	3,723	–
Service Class	63	–

	3,786	–

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(4,587)	(48,446)
Service Class	(12)	(1,381)

	(4,599)	(49,827)

Net increase (decrease) in shares outstanding:
Initial Class	(44)	(9,024)
Service Class	115	15

	71	(9,009)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    6

Templeton Great Companies Global

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$16.22	$0.07	$(0.02)	$0.05	$–	$–	$–	$16.27
	12/31/2003	13.16	0.11	2.88	2.99	–	–	–	16.15
	12/31/2002	18.32	0.09	(4.82)	(4.73)	(0.43)	–	(0.43)	13.16
	12/31/2001	23.97	0.10	(5.57)	(5.47)	(0.18)	–	(0.18)	18.32
	12/31/2000	37.46	0.02	(6.06)	(6.04)	(0.90)	(6.55)	(7.45)	23.97
	12/31/1999	23.71	(0.04)	16.42	16.38	–	(2.63)	(2.63)	37.46
Service Class	06/30/2004	16.22	0.07	(0.04)	0.03	–	–	–	16.25
	12/31/2003	12.97	(0.04)	3.22	3.18	–	–	–	16.15

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	0.31%	$638,268	0.99%	0.99%	0.81%	120%
	12/31/2003	22.72	634,110	0.94	0.94	0.81	131
	12/31/2002	(26.02)	635,357	0.92	0.92	0.60	67
	12/31/2001	(22.84)	1,082,192	0.95	0.95	0.50	83
	12/31/2000	(17.55)	1,717,573	0.89	0.89	0.06	82
	12/31/1999	71.10	1,926,210	0.92	0.92	(0.14)	68
Service Class	06/30/2004	0.62	2,107	1.24	1.24	0.56	120
	12/31/2003	24.52	234	1.19	1.19	(0.39)	131

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – December 3, 1992

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global     7

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Templeton Great Companies Global (“the Fund”), part of ATSF, began operations on December 3, 1992.

On May 3, 2004, Janus Global acquired all the net assets of Templeton Great Companies Global pursuant to a plan of reorganization approved by shareholders of Templeton Great Companies Global. The acquisition was accomplished by a tax-free exchange of 3,786 shares of the Fund for the 8,704 shares of Templeton Great Companies Global outstanding on April 30, 2004. Templeton Great Companies Global’s net assets at that date $61,133, including $4,301 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $656,861.

On May 3, 2004, the Fund changed its name from Janus Global to Templeton Great Companies Global and changed its sub-adviser from Janus Capital Management LLC to Great Companies, LLC and Templeton Investment Counsel, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security’ any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    8

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $131 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $26 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other rea -

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    9

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

sons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in India are subject to a 30% governmental short-term capital gains tax. The Indian government has elected to waive the long-term capital gains tax of 10% on equities securities held for longer than one year. This waiver of tax is effective through March of 2007. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC, is both an affiliate of the Fund and a co-subadviser of the Fund, managing the domestic portion of the Fund.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.80% of ANA

From May 1, 2004 on:

0.75% of first $500 million of ANA

0.725% of the next $1 billion of ANA

0.70% of ANA over $1.5 billion

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.78%.

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective

May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    10

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

to external legal counsel. The Fund paid ATFS $48 for Administration fees.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $24. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$726,025
U.S. Government	10
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	828,618
U.S. Government	15
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$181,151	December 31, 2009
198,150	December 31, 2010
45,010	December 31, 2011

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003 of $7,122 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$585,757

Unrealized Appreciation	$25,656
Unrealized (Depreciation)	(9,212)

Net Unrealized Appreciation (Depreciation)	$16,444

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    11

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Janus Global

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Adoption of new sub-advisory agreements between AEGON/Transamerica Fund Advisers, Inc. and Great Companies, L.L.C. and Templeton Investment Counsel, LLC on behalf of the Fund.

For	Against	Abstain
88.62%	3.34%	8.04%

Templeton Great Companies Global

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Templeton Great Companies Global (the “Acquired Fund”) by Janus Global (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

For	Against	Abstain
81.47%	6.94%	11.59%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Templeton Great Companies Global    12

Third Avenue Value

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (4.8%)
U.S. Treasury Note (b) 2.13%, due 10/31/2004	$25,000	$25,048

Total U.S. Government Obligations (cost: $25,019)		25,048

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (3.2%)

Forestry (1.3%)
TimberWest Forest Corp.–units	650,000	$6,507

Mining (1.9%)
Fording Canadian Coal Trust–units (b)	235,000	9,894

Total Convertible Preferred Stocks (cost: $10,195)		16,401

PREFERRED STOCKS (0.5%)

Holding & Other Investment Offices (0.5%)
Koger Equity, Inc.	92,300	2,372

Total Preferred Stocks (cost: $2,308)		2,372

COMMON STOCKS (83.0%)

Automotive (4.3%)
Superior Industries International, Inc. (b)	171,112	5,724
Toyota Industries Corporation	690,000	16,576

Business Credit Institutions (1.0%)
CIT Group, Inc.	138,100	5,288

Business Services (1.4%)
Cross Country Healthcare, Inc. (a)	397,900	7,222

Chemicals & Allied Products (1.7%)
Agrium, Inc. (b)	600,000	8,730

Communications Equipment (4.2%)
Comverse Technology, Inc. (a)	463,200	9,235
Sycamore Networks, Inc. (a)	635,068	2,686
Tellabs, Inc. (a)(b)	918,300	8,026
Ulticom, Inc. (a)	139,900	1,637

Computer & Data Processing Services (1.1%)
Geac Computer Corporation Limited (a)	814,300	5,570

Construction (0.9%)
Quanta Services, Inc. (a)	736,600	4,582

Electric Services (2.7%)
EnCana Corporation	323,000	13,941

Electronic & Other Electric Equipment (3.2%)
American Power Conversion Corporation	454,300	8,927
Electro Scientific Industries, Inc. (a)	269,400	7,627

Electronic Components & Accessories (3.8%)
AVX Corporation	592,600	8,563
Bel Fuse Inc.–Class A	121,800	4,380
Bel Fuse Inc.–Class B	69,300	2,890
TriQuint Semiconductor, Inc. (a)	673,500	3,677

Finance (0.3%)
JZ Equity Partners PLC	612,100	1,421

	Shares	Value

Health Services (0.5%)
AMN Healthcare Services, Inc. (a)(b)	178,675	$2,732

Holding & Other Investment Offices (5.2%)
Capital Southwest Corporation	30,941	2,445
Hutchison Whampoa Limited	1,945,800	13,285
Investor AB–Class A	640,400	6,552
Koger Equity, Inc.	199,000	4,601

Hotels & Other Lodging Places (0.0%)
Lodgian, Inc.–Class A warrants, Expires 11/25/2007	32,370	3
Lodgian, Inc.–Class B warrants, Expires 11/25/2009	6,456	e
Lodgian, Inc. (a)(b)	7,440	78

Industrial Machinery & Equipment (2.8%)
Alamo Group Inc.	386,900	6,152
Applied Materials, Inc. (a)	294,000	5,768
Lindsay Manufacturing Co.	113,900	2,736

Instruments & Related Products (1.6%)
Coherent, Inc. (a)	100,000	2,985
Credence Systems Corporation (a)(b)	369,400	5,098

Insurance (12.2%)
Aioi Insurance Company, Limited	761,400	3,372
Arch Capital Group Inc. (a)	285,900	11,402
BRiT Insurance Holdings PLC	2,000,000	3,011
First American Corporation (The)	48,800	1,263
Leucadia National Corporation	59,400	2,952
MBIA, Inc.	109,400	6,249
Millea Holdings, Inc.–ADR (b)	251,092	18,777
Mitsui Sumitomo Insurance Co., Ltd.	757,000	7,115
Phoenix Companies, Inc. (The) (b)	330,800	4,052
Radian Group, Inc.	103,464	4,956

Insurance Agents, Brokers & Service (0.4%)
E-L Financial Corporation Limited	8,582	2,304

Life Insurance (0.4%)
MONY Group Inc. (The) (a)(b)	66,900	2,094

Manufacturing Industries (2.4%)
JAKKS Pacific, Inc. (a)(b)	494,253	10,276
Russ Berrie and Company, Inc.	109,300	2,124

Metal Mining (3.3%)
Brascan Corporation–Class A (b)	598,049	16,889

Oil & Gas Extraction (7.5%)
Canadian Natural Resources Limited	354,800	10,609
Nabors Industries Ltd. (a)	126,500	5,720
Pogo Producing Company	44,300	2,188
Smedvig ASA–A Shares (b)	977,700	10,757
St. Mary Land & Exploration Company	22,300	795
Whiting Petroleum Corporation (a)	109,700	2,759
Willbros Group, Inc. (a)	385,700	5,812

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    1

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Paper & Allied Products (2.9%)
St. Joe Company (The) (b)	377,000	$14,967

Pharmaceuticals (1.5%)
Sankyo Company, Ltd.	360,000	7,807

Real Estate (8.4%)
Catellus Development Corporation	372,507	9,181
Forest City Enterprises, Inc.–Class A (b)	233,350	12,368
LNR Property Corporation (b)	207,200	11,241
Tejon Ranch Co. (a)(b)	137,305	4,778
Trammell Crow Company (a)	465,300	6,561

Research & Testing Services (1.5%)
PAREXEL International Corporation (a)	368,800	7,302
Pharmaceutical Product Development, Inc. (a)	12,400	394

Savings Institutions (1.2%)
Brookline Bancorp, Inc.	439,443	6,447

Security & Commodity Brokers (3.3%)
Instinet Group Incorporated (a)	1,161,300	6,132
Legg Mason, Inc.	71,200	6,480
SWS Group, Inc. (b)	169,100	2,587
Westwood Holdings Group, Inc.	112,475	2,025

Transportation Equipment (1.4%)
Trinity Industries, Inc. (b)	221,600	7,045

Variety Stores (1.5%)
Kmart Holding Corporation (a)(b)	109,600	7,869

Water Transportation (0.4%)
Alexander & Baldwin, Inc.	63,300	2,117

Total Common Stocks (cost: $306,740)		429,914

	Principal	Value
SHORT-TERM OBLIGATIONS (8.5%)
Investor’s Bank & Trust Company (d) 0.70%, Repurchase Agreement dated 06/30/2004 to be repurchased at $44,117 on 07/01/2004	$44,117	$44,117

Total Short-Term Obligations (cost: $44,117)		44,117

SECURITY LENDING COLLATERAL (20.1%)
Debt (16.5%)

Agency Discount Notes (1.6%)
Fannie Mae 0.96%, due 07/01/2004	2,480	2,480
Federal Home Loan Bank
0.96%, due 07/01/2004	3,099	3,099
0.99%, due 07/01/2004	1,239	1,239
0.97%, due 07/02/2004	1,550	1,550

Bank Notes (0.4%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	620	620
Deutsche Bank AG 1.16%, due 10/12/2004	1,550	1,550

	Principal	Value

Commercial Paper (4.9%)
Compass Securitization–144A 1.25%, due 07/23/2004	$2,167	$2,167
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	1,547	1,547
General Electric Capital Corporation
1.20%, due 07/19/2004	1,547	1,547
1.21%, due 07/22/2004	1,239	1,239
1.22%, due 07/23/2004	1,239	1,239
1.23%, due 07/26/2004	1,550	1,550
1.22%, due 08/04/2004	3,094	3,094
Govco Incorporated–144A 1.25%, due 08/02/2004	620	620
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	1,236	1,236
1.22%, due 07/20/2004	616	616
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	620	620
Morgan Stanley
1.58%, due 10/22/2004	1,426	1,426
1.58%, due 12/10/2004	4,030	4,030
1.58%, due 03/16/2005	3,906	3,906
Sheffield Receivables–144A 1.24%, due 07/20/2004	930	930

Euro Dollar Overnight (0.6%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	1,550	1,550
Den Danske Bank 1.08%, due 07/02/2004	1,550	1,550

Euro Dollar Terms (4.0%)
Bank of America Corporation 1.08%, due 07/19/2004	620	620
Bank of Montreal 1.20%, due 07/23/2004	314	314
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	1,550	1,550
1.24%, due 07/23/2004	310	310
Bank of the West Inc. 1.28%, due 07/28/2004	620	620
Branch Banking & Trust 1.08%, due 07/14/2004	310	310
Calyon
1.16%, due 07/15/2004	5,889	5,889
1.17%, due 08/04/2004	930	930
1.34%, due 08/24/2004	2,170	2,170
Fortis Bank
1.19%, due 07/14/2004	310	310
1.29%, due 09/03/2004	620	620
HBOS PLC 1.30%, due 09/03/2004	620	620
Royal Bank of Canada 1.05%, due 07/08/2004	930	930
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	2,790	2,790

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    2

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Wells Fargo & Company
1.19%, due 07/14/2004	$1,239	$1,239
1.25%, due 07/23/2004	620	620
1.24%, due 07/26/2004	620	620

Master Notes (0.6%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,860	1,860
1.64%, due 12/15/2004	1,239	1,239

Repurchase Agreements (4.4%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $7,253 on 07/01/2004	7,253	7,253
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $3,100 on 07/01/2004	3,100	3,100
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $9,392 on 07/01/2004	9,392	9,392
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,790 on 07/01/2004	2,790	2,790

	Shares	Value

Investment Companies (3.6%)

Money Market Funds (3.6%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	2,568,430	$2,568
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	15,940,389	15,940

Total Security Lending Collateral (cost: $ 104,009)		104,009

Total Investment Securities (cost: $492,388)		$621,861

SUMMARY:
Investments, at value	120.1%	$621,861
Liabilities in excess of other assets	(20.1)%	(103,884)

Net assets	100.0%	$517,977

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Japanese Yen	(13,439)	07/01/2004	$(123)	$—

Total Forward Foreign Currency Contracts			$(123)	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $100,022.
(c)	Cash collateral for the Repurchase Agreements, valued at $22,985, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, the collateral for repurchase agreements (excluding collateral for securities on loan) is as follows:
(e)	Value is less than $1.

Collateral	Market Value and Accrued Interest
$39,987 Freddie Mac–Conventional Pool# 780215 3.93% due on 01/01/2033	$17,941
$45,000 Fannie Mae ARM–Pool# 699508 4.09% due on 05/01/2033	28,382

$46,323

DEFINITIONS:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $7,736 or 0.01% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    3

Third Avenue Value

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 492,388) (including securities loaned of $100,022)	$621,861
Cash	50
Foreign cash(cost: $124)	123
Receivables:
Interest	93
Dividends	836
Dividend reclaims receivable	40
Other	96

623,099

Liabilities:
Investment securities purchased	636
Accounts payable and accrued liabilities:
Management and advisory fees	359
Service fees	1
Payable for collateral for securities on loan	104,009
Other	117

105,122

Net Assets	$517,977

Net Assets Consist of:
Capital Stock, 50,000 shares authorized ($.01 par value)	$283
Additional paid-in capital	378,788
Undistributed net investment income	3,672
Undistributed net realized gain (loss) from:
Investment securities	5,789
Foreign currency transactions	(27)
Net unrealized appreciation (depreciation) on:
Investment securities	129,473
Translation of assets and liabilities denominated in foreign currencies	(1)

Net Assets	$517,977

Net Assets by Class:
Initial Class	$512,173
Service Class	5,804
Shares Outstanding:
Initial Class	28,015
Service Class	317
Net Asset Value and Offering Price Per Share:
Initial Class	$18.28
Service Class	18.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$396
Dividends	3,320
Income from loaned securities–net	115
Less withholding taxes on foreign dividends	(256)

3,575

Expenses:
Management and advisory fees	1,980
Printing and shareholder reports	32
Custody fees	43
Administration fees	37
Legal fees	2
Auditing and accounting fees	6
Directors fees	7
Service fees:
Service Class	4

Total expenses	2,111

Net Investment Income (Loss)	1,464

Net Realized Gain (Loss) from:
Investment securities	6,904
Foreign currency transactions	(27)

6,877

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	29,158
Translation of assets and liabilities denominated in foreign currencies	(4)

29,154

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	36,031

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,495

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    4

Third Avenue Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,464	$2,598
Net realized gain (loss) from investment securities and foreign currency transactions	6,877	(1,233)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	29,154	117,137

	37,495	118,502

Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,165)
Service Class	–	–

	–	(1,165)

From net realized gains:
Initial Class	–	(459)
Service Class	–	–

	–	(459)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	23,864	127,153
Service Class	4,617	1,033

	28,481	128,186

Dividends and distributions reinvested:
Initial Class	–	1,624
Service Class	–	–

	–	1,624

Cost of shares redeemed:
Initial Class	(17,344)	(29,126)
Service Class	(164)	(46)

	(17,508)	(29,172)

	10,973	100,638

Net increase (decrease) in net assets	48,468	217,516

Net Assets:
Beginning of period	469,509	251,993

End of period	$517,977	$469,509

Undistributed Net Investment Income	$3,672	$2,208

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,344	9,379
Service Class	261	68

	1,605	9,447

Shares issued–reinvested from distributions:
Initial Class	–	116
Service Class	–	–

	–	116

Shares redeemed:
Initial Class	(1,002)	(2,167)
Service Class	(9)	(3)

	(1,011)	(2,170)

Net increase (decrease) in shares outstanding:
Initial Class	342	7,328
Service Class	252	65

	594	7,393

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    5

Third Avenue Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$16.93	$0.05	$1.30	$1.35	$–	$–	$–	$18.28
	12/31/2003	12.39	0.11	4.50	4.61	(0.05)	(0.02)	(0.07)	16.93
	12/31/2002	14.52	0.06	(1.78)	(1.72)	(0.07)	(0.34)	(0.41)	12.39
	12/31/2001	13.71	0.11	0.73	0.84	(0.01)	(0.02)	(0.03)	14.52
	12/31/2000	10.45	0.20	3.50	3.70	(0.12)	(0.32)	(0.44)	13.71
	12/31/1999	9.29	0.16	1.28	1.44	(0.28)	–	(0.28)	10.45
Service Class	06/30/2004	16.96	0.05	1.28	1.33	–	–	–	18.29
	12/31/2003	12.50	0.10	4.38	4.48	–	(0.02)	(0.02)	16.96

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	7.97%	$512,173	0.85%	0.85%	0.59%	9%
	12/31/2003	37.26	468,411	0.85	0.85	0.75	20
	12/31/2002	(11.87)	251,993	0.89	0.89	0.47	5
	12/31/2001	6.17	163,895	0.92	0.92	0.76	18
	12/31/2000	35.47	92,742	0.92	0.92	1.56	24
	12/31/1999	15.72	19,217	1.00	1.06	1.76	10
Service Class	06/30/2004	7.84	5,804	1.10	1.10	0.34	9
	12/31/2003	35.85	1,098	1.11	1.11	0.93	20

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – January 2, 1998

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    6

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Third Avenue Value (“the Fund”), part of ATSF, began operations on January 2, 1998. The Fund is “non-diversified” under 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    7

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

place security transactions of the Fund with broker/dealers with which

ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $49 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    8

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$21,630	4%
Asset Allocation–Growth Portfolio	44,327	9%
Asset Allocation–Moderate Growth Portfolio	92,486	18%
Asset Allocation–Moderate Portfolio	78,809	15%
Select+ Aggressive	52	0%
Select+ Conservative	244	0%
Select+ Growth & Income	741	0%

Total	$238,289	46%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $37 for Administration fees for the period ended June 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2004, were $259.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $20. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$72,940
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	41,911
U.S. Government	–

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    9

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$257	December 31, 2011

The Fund has elected to treat the net capital and currency losses incurred in the two month period prior to December 31, 2003 of $568 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$492,389

Unrealized Appreciation	$133,346
Unrealized (Depreciation)	(3,874)

Net Unrealized Appreciation (Depreciation)	$129,472

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Third Avenue Value    10

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (11.0%)
U.S. Treasury Bond
4.75%, due 05/15/2014	$300	$303
5.38%, due 02/15/2031	1,946	1,963
4.00%, due 02/15/2014 (b)	2,135	2,035
U.S. Treasury Note
3.13%, due 04/15/2009 (b)	1,100	1,069
4.00%, due 06/15/2009	1,400	1,412

Total U.S. Government Obligations (cost: $6,770)		6,782

CORPORATE DEBT SECURITIES (20.6%)

Amusement & Recreation Services (1.0%)
Disney (Walt) Company (The)
4.88%, due 07/02/2004	206	206
Harrah’s Operating Company, Inc.–144A
5.50%, due 07/01/2010	400	402

Automotive (0.3%)
Honeywell International Inc.
5.13%, due 11/01/2006	187	194

Beverages (1.0%)
Bottling Group, LLC
2.45%, due 10/16/2006	400	394
Coca-Cola Enterprises Inc.
5.38%, due 08/15/2006	199	208

Business Credit Institutions (0.6%)
Textron Financial Corporation
2.69%, due 10/03/2006	400	394

Business Services (1.1%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	156	164
8.00%, due 11/01/2008	450	509

Commercial Banks (0.3%)
US Bank NA
5.70%, due 12/15/2008	172	182

Communication (1.1%)
Cox Communications, Inc.
7.50%, due 08/15/2004	11	11
Echostar DBS Corporation
5.75%, due 10/01/2008	128	126
Viacom Inc.
7.75%, due 06/01/2005	500	524

Computer & Office Equipment (0.2%)
Hewlett-Packard Company
3.63%, due 03/15/2008	133	131

Department Stores (0.1%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	40	44

Electric, Gas & Sanitary Services (0.0%)
PG&E Corporation (d)
1.81%, due 04/03/2006	20	20

	Principal	Value

Food & Kindred Products (1.4%)
Dean Foods Company
8.15%, due 08/01/2007	$700	$754
6.90%, due 10/15/2017	25	25
Kellogg Company
2.88%, due 06/01/2008	84	80

Food Stores (0.2%)
Stater Bros. Holdings Inc.–144A
8.13%, due 06/15/2012	100	100

Furniture & Fixtures (0.8%)
Lear Corporation
7.96%, due 05/15/2005	500	521

Holding & Other Investment Offices (0.8%)
EOP Operating Limited Partnership
8.38%, due 03/15/2006	450	487

Hotels & Other Lodging Places (0.1%)
John Q. Hammons Hotels, Inc.–Series B
8.88%, due 05/15/2012	51	55

Insurance (0.9%)
ACE INA Holdings, Inc.
8.20%, due 08/15/2004	400	403
UnitedHealth Group Incorporated
5.20%, due 01/17/2007	162	169

Insurance Agents, Brokers & Service (0.2%)
Marsh & McLennan Companies, Inc.
5.38%, due 03/15/2007	106	111

Life Insurance (0.1%)
AIG SunAmer Global Financing IX–144A
5.10%, due 01/17/2007	50	52

Lumber & Other Building Materials (0.4%)
Home Depot, Inc. (The)
6.50%, due 09/15/2004	224	226

Mortgage-Backed (0.3%)
Countrywide Home Loans, Inc.
2.88%, due 02/15/2007	185	181

Motion Pictures (0.9%)
Time Warner Inc.
5.63%, due 05/01/2005	262	268
6.15%, due 05/01/2007	262	277

Oil & Gas Extraction (0.6%)
Kerr-McGee Corporation
6.95%, due 07/01/2024	400	399

Paper & Allied Products (0.6%)
International Paper Company
5.50%, due 01/15/2014	400	392

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced     1

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Personal Credit Institutions (0.9%)
General Electric Capital Corporation
4.25%, due 01/28/2005	$59	$60
2.85%, due 01/30/2006	110	110
5.35%, due 03/30/2006	151	157
General Motors Acceptance Corporation
5.36%, due 07/27/2004	117	117
4.38%, due 12/10/2007	90	89

Petroleum Refining (0.8%)
Amerada Hess Corporation
7.13%, due 03/15/2033	500	498

Primary Metal Industries (1.1%)
Alcoa Inc.
4.25%, due 08/15/2007	500	507
Noranda Inc.
6.00%, due 10/15/2015	200	179

Printing & Publishing (0.5%)
News America Holdings Incorporated
7.75%, due 12/01/2045	275	314

Security & Commodity Brokers (0.2%)
E*TRADE Financial Corporation–144A (b)
8.00%, due 06/15/2011	100	100
Salomon Smith Barney Holdings Inc.
6.50%, due 02/15/2008	48	52

Telecommunications (3.4%)
AT&T Wireless Services, Inc.
7.35%, due 03/01/2006	60	64
7.50%, due 05/01/2007	68	75
Deutsche Telekom International Finance BV
3.88%, due 07/22/2008	146	144
SBC Communications Inc.
5.75%, due 05/02/2006	400	419
Sprint Capital Corporation
4.78%, due 08/17/2006	500	510
Telefonica SA
7.35%, due 09/15/2005	400	422
Verizon Global Funding Corp.
6.13%, due 06/15/2007	271	289
4.00%, due 01/15/2008	165	165

Transportation & Public Utilities (0.3%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014	200	201

Variety Stores (0.4%)
Target Corporation
5.50%, due 04/01/2007	91	96
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006	158	165

Total Corporate Debt Securities (cost: $12,764)		12,742

	Shares	Value

COMMON STOCKS (65.1%)

Automotive (4.6%)
BorgWarner, Inc.	13,000	$569
Delphi Corporation	24,000	256
Harley-Davidson, Inc.	20,000	1,238
PACCAR Inc. (b)	15,000	870

Beverages (0.8%)
PepsiCo, Inc.	8,970	483

Chemicals & Allied Products (2.3%)
Ecolab Inc. (b)	15,000	476
Procter & Gamble Company (The)	16,910	921

Commercial Banks (2.2%)
Morgan Chase & Co. (J.P.)	34,940	1,355

Communication (0.3%)
Cox Communications, Inc.–Class A (a)(b)	6,000	167

Communications Equipment (4.2%)
Motorola, Inc.	42,830	782
QUALCOMM Incorporated	25,000	1,825

Computer & Data Processing Services (3.2%)
Microsoft Corporation	39,105	1,117
Yahoo! Inc. (a)	23,490	853

Computer & Office Equipment (3.3%)
Diebold, Incorporated	4,500	238
International Business Machines Corporation	8,340	735
SanDisk Corporation (a)(b)	50,000	1,085

Construction (3.2%)
Jacobs Engineering Group Inc. (a)	50,000	1,969

Electronic & Other Electric Equipment (4.4%)
General Electric Company	43,880	1,422
Hubbell Incorporated–Class B	20,000	934
Samsung Electronics Co., Ltd.–GDR–144A (USD)	1,895	390

Electronic Components & Accessories (1.1%)
Intel Corporation	24,000	662

Fabricated Metal Products (1.0%)
Gillette Company (The)	15,000	636

Hotels & Other Lodging Places (4.0%)
Marriott International, Inc.–Class A	31,555	1,574
Starwood Hotels & Resorts Worldwide, Inc.	19,945	895

Industrial Machinery & Equipment (9.5%)
American Standard Companies Inc. (a)	9,000	363
Caterpillar, Inc.	30,000	2,383
Donaldson Company, Inc.	21,000	615
Graco Inc.	22,200	689
Illinois Tool Works Inc.	10,000	959
Kennametal Inc.	20,000	916

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    2

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Insurance (3.5%)
Berkshire Hathaway Inc.–Class B (a)	417	$1,231
UnitedHealth Group Incorporated	6,335	394
WellPoint Health Networks Inc. (a)	4,600	515

Lumber & Other Building Materials (0.5%)
Lowe’s Companies, Inc. (b)	6,000	315

Medical Instruments & Supplies (0.7%)
Zimmer Holdings, Inc. (a)	5,000	441

Oil & Gas Extraction (2.1%)
Anadarko Petroleum Corporation	14,000	820
Apache Corporation	11,000	479

Paper & Allied Products (2.1%)
3M Company	14,540	1,308

Petroleum Refining (1.1%)
Exxon Mobil Corporation	14,785	657

Pharmaceuticals (5.2%)
Allergan, Inc.	11,000	985
Amgen Inc. (a)	9,885	539
Genentech, Inc. (a)	8,400	472
Roche Holding AG–Genusschein	12,241	1,212

Printing & Publishing (3.1%)
McGraw-Hill Companies, Inc. (The)	25,000	1,914

Trucking & Warehousing (1.7%)
United Parcel Service, Inc.–Class B	14,000	1,052

Wholesale Trade Durable Goods (1.0%)
Grainger (W.W.), Inc.	10,500	604

Total Common Stocks (cost: $37,170)		40,315

	Principal	Value
SECURITY LENDING COLLATERAL (7.1%)

Debt (5.9%)

Agency Discount Notes (0.6%)
Fannie Mae
0.96%, due 07/01/2004	$105	$105
Federal Home Loan Bank
0.96%, due 07/01/2004	131	131
0.99%, due 07/01/2004	53	53
0.97%, due 07/02/2004	67	67

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	26	26
Deutsche Bank AG
1.16%, due 10/12/2004	66	66

Commercial Paper (1.8%)
Compass Securitization–144A
1.25%, due 07/23/2004	92	92
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	66	66

	Principal	Value

Commercial Paper (continued)
General Electric Capital Corporation
1.20%, due 07/19/2004	$67	$67
1.21%, due 07/22/2004	53	53
1.22%, due 07/23/2004	53	53
1.23%, due 07/26/2004	66	66
1.22%, due 08/04/2004	131	131
Govco Incorporated–144A
1.25%, due 08/02/2004	26	26
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	52	52
1.22%, due 07/20/2004	26	26
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	26	26
Morgan Stanley
1.58%, due 10/22/2004	60	60
1.58%, due 12/10/2004	171	171
1.58%, due 03/16/2005	166	166
Sheffield Receivables–144A
1.24%, due 07/20/2004	39	39

Euro Dollar Overnight (0.2%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	66	66
Den Danske Bank
1.08%, due 07/02/2004	66	66

Euro Dollar Terms (1.4%)
Bank of America Corporation
1.08%, due 07/19/2004	26	26
Bank of Montreal
1.20%, due 07/23/2004	13	13
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	66	66
1.24%, due 07/23/2004	13	13
Bank of the West Inc.
1.28%, due 07/28/2004	26	26
Branch Banking & Trust
1.08%, due 07/14/2004	13	13
Calyon
1.16%, due 07/15/2004	250	250
1.17%, due 08/04/2004	39	39
1.34%, due 08/24/2004	92	92
Fortis Bank
1.19%, due 07/14/2004	13	13
1.29%, due 09/03/2004	26	26
HBOS PLC
1.30%, due 09/03/2004	26	26
Royal Bank of Canada
1.05%, due 07/08/2004	39	39
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	118	118
Wells Fargo & Company
1.19%, due 07/14/2004	53	53
1.25%, due 07/23/2004	26	26
1.24%, due 07/26/2004	26	26

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    3

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Master Notes (0.2%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	$79	$79
1.64%, due 12/15/2004	53	53

Repurchase Agreements (1.5%) (c)
Credit Suisse First Boston (USA), Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $308 on 07/01/2004	308	308
Goldman Sachs Group Inc. (The)
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $131 on 07/01/2004	131	131
Merrill Lynch & Co., Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $398 on 07/01/2004	398	398
Morgan Stanley
1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $118 on 07/01/2004	118	118

	Shares	Value

Investment Companies (1.3%)

Money Market Funds (1.3%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	108,914	$109
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	675,949	676

Total Security Lending Collateral (cost: $4,411)		4,411

Total Investment Securities (cost: $61,115)		$64,250

SUMMARY:
Investments, at value	103.8%	$64,250
Liabilities in excess of other assets	(3.8)%	(2,329)

Net assets	100.0%	$61,921

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $4,305.
(c)	Cash collateral for the Repurchase Agreements, valued at $975, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	Floating or variable rate note. Rate is listed as of June 30, 2004.

DEFINITIONS:

GDR	Global Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,371 or 2.21% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    4

Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 61,115) (including securities loaned of $4,305)	$64,250
Cash	4,406
Receivables:
Investment securities sold	1,209
Interest	262
Dividends	26
Other	6

70,159

Liabilities:
Investment securities purchased	3,761
Accounts payable and accrued liabilities:
Management and advisory fees	53
Payable for collateral for securities on loan	4,411
Other	13

8,238

Net Assets	$61,921

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$57
Additional paid-in capital	53,324
Undistributed net investment income	1,116
Undistributed net realized gain (loss) from:
Investment securities	4,290
Foreign currency transactions	(1)
Net unrealized appreciation (depreciation) on: Investment securities	3,135

Net Assets	$61,921

Net Assets by Class:
Initial Class	$60,952
Service Class	969
Shares Outstanding:
Initial Class	5,572
Service Class	89
Net Asset Value and Offering Price Per Share:
Initial Class	$10.94
Service Class	10.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$495
Dividends	198
Income from loaned securities–net	8
Less withholding taxes on foreign dividends	(8)

693

Expenses:
Management and advisory fees	263
Printing and shareholder reports	4
Custody fees	22
Administration fees	5
Auditing and accounting fees	7
Directors fees	1
Service fees:
Service Class	1

Total expenses	303

Net Investment Income (Loss)	390

Net Realized Gain (Loss) from:
Investment securities	3,970
Foreign currency transactions	(1)

3,969

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(3,452)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	517

Net Increase (Decrease) in Net Assets Resulting from Operations	$907

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    5

Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS

For the year or period ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$390	$725
Net realized gain (loss) from investment securities and foreign currency transactions	3,969	783
Net unrealized appreciation (depreciation) on investment securities	(3,452)	6,647

	907	8,155

Distributions to Shareholders:
From net investment income:
Initial Class	–	(107)
Service Class	–	–

	–	(107)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,236	41,653
Service Class	576	658

	5,812	42,311

Dividends and distributions reinvested:
Initial Class	–	107
Service Class	–	–

	–	107

Cost of shares redeemed:
Initial Class	(6,601)	(25,584)
Service Class	(207)	(105)

	(6,808)	(25,689)

	(996)	16,729

Net increase (decrease) in net assets	(89)	24,777

Net Assets:
Beginning of period	62,010	37,233

End of period	$61,921	$62,010

Undistributed Net Investment Income	$1,116	$726

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	482	4,324
Service Class	53	65

	535	4,389

Shares issued–reinvested from distributions:
Initial Class	–	11
Service Class	–	–

	–	11

Shares redeemed:
Initial Class	(605)	(2,565)
Service Class	(19)	(10)

	(624)	(2,575)

Net increase (decrease) in shares outstanding:
Initial Class	(123)	1,770
Service Class	34	55

	(89)	1,825

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    6

Transamerica Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$10.79	$0.07	$0.08	$0.15	$–	$–	$–	$10.94
	12/31/2003	9.49	0.13	1.19	1.32	(0.02)	–	(0.02)	10.79
	12/31/2002	10.00	0.07	(0.58)	(0.51)	–	–	–	9.49
Service Class	06/30/2004	10.79	0.06	0.07	0.13	–	–	–	10.92
	12/31/2003	9.73	0.08	0.98	1.06	–	–	–	10.79

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	1.39%	$60,952	1.00%	1.00%	1.29%	99%
	12/31/2003	13.90	61,419	1.15	1.15	1.31	65
	12/31/2002	(5.10)	37,233	1.40	1.59	1.08	42
Service Class	06/30/2004	1.20	969	1.25	1.25	1.02	99
	12/31/2003	10.93	591	1.38	1.38	1.14	65

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    7

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Balanced (“the Fund”), part of ATSF, began operations on May 1, 2002.

On May 3, 2004, the Fund changed its name from Janus Balanced to Transamerica Balanced and changed its sub-adviser from Janus Capital Management, LLC to Transamerica Investment Management, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g. natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for the security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    8

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $6 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    9

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and sub-adviser to the Fund.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.90% of the first $500 million of ANA

0.85% of the next $500 million of ANA

0.80% of ANA over $1 billion

From May 1, 2004 on:

0.80% of the first $250 million of ANA

0.775% of the next $250 million of ANA

0.75% of the next $500 million of ANA

0.70% of the next $500 million of ANA

0.65% of ANA over $1.5 billion

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.87%

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $5 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $2. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$44,859
U.S. Government	12,738
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	42,311
U.S. Government	16,254

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    10

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$61,128

Unrealized Appreciation	$3,573
Unrealized (Depreciation)	(451)

Net Unrealized Appreciation (Depreciation)	$3,122

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    11

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Janus Balanced

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Adoption of a new sub-advisory agreement between AEGON/Transamerica Fund Advisers, Inc. and Transamerica Investment Management, LLC on behalf of the Portfolio.

For	Against	Abstain
87.00%	4.44%	8.56%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Balanced    12

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

CONVERTIBLE BONDS (79.8%)

Air Transportation (3.5%)
American Airlines, Inc–144A (a) 4.25%, due 09/23/2023	$7,750	$7,198
JetBlue Airways Corporation–144A 3.50%, due 07/15/2033	6,950	7,132

Automotive (2.4%)
American Axle & Manufacturing, Inc.–144A (a)(d) 2.00%, due 02/15/2024	10,500	9,830

Business Credit Institutions (2.0%)
Financial Federal Corporation–144A 2.00%, due 04/15/2034	8,000	8,020

Commercial Banks (4.3%)
Bank of America Corporation 0.25%, due 04/30/2014	8,000	7,640
Wells Fargo & Company 0.25%, due 04/29/2014	10,000	9,837

Communication (1.9%)
Crown Castle International Corp. 4.00%, due 07/15/2010	4,900	7,809

Communications Equipment (1.8%)
Comtech Telecommunications Corp.–144A (e) 2.00%, due 02/01/2024	8,500	7,172

Computer & Data Processing Services (7.0%)
GTECH Holdings Corporation (a) 1.75%, due 12/15/2021	3,950	6,838
Openwave Systems, Inc.–144A 2.75%, due 09/09/2008	11,900	12,123
RealNetworks, Inc. (a) Zero coupon, due 07/01/2010	9,900	9,702

Electrical Goods (1.5%)
Avnet, Inc (a) 2.00%, due 03/15/2034	6,250	6,195

Electronic Components & Accessories (3.8%)
Micron Technology, Inc.–144A (a) 2.50%, due 02/01/2010	5,500	7,783
Pixelworks, Inc.–144A 1.75%, due 05/15/2024	8,000	7,590

Health Services (1.5%)
Matria Healthcare, Inc.–144A 4.88%, due 05/01/2024	5,200	5,902

Hotels & Other Lodging Places (1.9%)
Host Marriott, L.P.–144A 3.25%, due 04/15/2024	8,000	7,640

Instruments & Related Products (1.6%)
Roper Industries, Inc. (a)(g) 1.48%, due 01/15/2034	14,500	6,507

	Principal	Value

Manufacturing Industries (7.5%)
International Game Technology Zero coupon, due 01/29/2033	$10,000	$8,488
K2 Corporation 5.00%, due 06/15/2010	8,000	11,460
Shuffle Master, Inc.–144A 1.25%, due 04/15/2024	9,650	10,229

Medical Instruments & Supplies (0.8%)
Thoratec Corporation–144A (h) 1.38%, due 05/16/2034	6,750	3,291

Motion Pictures (2.7%)
Lions Gate Entertainment Corp.–144A 4.88%, due 12/15/2010	7,500	11,053

Pharmaceuticals (9.2%)
Allergan, Inc. (a) 0.00%, due 11/06/2022	6,500	6,890
EPIX Medical, Inc.–144A 3.00%, due 06/15/2024	4,250	4,059
Medarex, Inc.–144A 2.25%, due 05/15/2011	11,250	9,253
Oscient Pharmaceuticals Corporation–144A 3.50%, due 04/15/2011	8,000	8,360
Teva Pharmaceutical Finance BV (a) 0.25%, due 02/01/2024	4,000	4,250
Teva Pharmaceutical Finance BV–144A (a) 0.38%, due 11/15/2022	2,750	4,379

Primary Metal Industries (1.5%)
Inco Limited Zero coupon, due 03/29/2021	6,500	6,232

Printing & Publishing (1.6%)
Bowne & Co. Inc 5.00%, due 10/01/2033	5,775	6,533

Radio, Television & Computer Stores (2.6%)
Guitar Center, Inc. 4.00%, due 07/15/2013	7,350	10,474

Research & Testing Services (1.5%)
deCODE genetics, Inc.–144A 3.50%, due 04/15/2011	6,750	6,294

Retail Trade (1.5%)
Dick’s Sporting Goods, Inc.–144A (f) 1.61%, due 02/18/2024	8,600	6,300

Security & Commodity Brokers (3.1%)
Morgan Stanley (c) 0.00%, due 08/15/2033	11,500	12,722

Telecommunications (10.6%)
Millicom International Cellular–144A 10.00%, due 11/20/2008	7,750	12,449
Nextel Partners, Inc. (a) 1.50%, due 11/15/2008	8,100	11,300

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    1

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Telecommunications (continued)
NII Holdings, Inc.–144A 2.88%, due 02/01/2034	$9,000	$8,865
Terremark Worldwide, Inc.–144A 9.00%, due 06/15/2009	10,000	9,999

Water Transportation (2.4%)
Royal Caribbean Cruises Ltd.
Zero coupon, due 02/02/2021	8,000	4,280
Zero coupon, due 05/18/2021	8,000	5,600

Wholesale Trade Durable Goods (1.6%)
Advanced Medical Optics, Inc.–144A 2.50%, due 07/15/2024	6,000	6,563

Total Convertible Bonds (cost: $ 302,272 )		324,241

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (15.2%)

Automotive (2.7%)
Ford Motor Company Capital Trust II	200,000	$10,952

Commercial Banks (2.0%)
State Street Corporation	35,000	8,024

Communications Equipment (3.4%)
Motorola, Inc.–Units	165,000	8,148
Nortel Networks Corporation	67	5,818

Life Insurance (1.7%)
Prudential Financial, Inc.–Units	99,800	6,979

Metal Mining (2.3%)
Freeport-McMoRan Cooper & Gold Inc.–144A	10,500	9,411

Security & Commodity Brokers (3.1%)
Morgan Stanley	189,840	12,577

Total Convertible Preferred Stocks (cost: $ 61,400 )		61,909

	Principal	Value
SECURITY LENDING COLLATERAL (13.2%)

Debt (10.9%)

Agency Discount Notes (1.1%)
Fannie Mae 0.96%, due 07/01/2004	$1,279	$1,279
Federal Home Loan Bank
0.96%, due 07/01/2004	1,599	1,599
0.99%, due 07/01/2004	639	639
0.97%, due 07/02/2004	800	800

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	320	320
Deutsche Bank AG 1.16%, due 10/12/2004	800	800

	Principal	Value

Commercial Paper (3.2%)
Compass Securitization–144A 1.25%, due 07/23/2004	$1,118	$1,118
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	798	798
General Electric Capital Corporation 1.20%, due 07/19/2004	798	798
1.21%, due 07/22/2004	640	640
1.22%, due 07/23/2004	640	640
1.23%, due 07/26/2004	800	800
1.22%, due 08/04/2004	1,596	1,596
Govco Incorporated–144A 1.25%, due 08/02/2004	320	320
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	638	638
1.22%, due 07/20/2004	318	318
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	320	320
Morgan Stanley
1.58%, due 10/22/2004	736	736
1.58%, due 12/10/2004	2,079	2,079
1.58%, due 03/16/2005	2,015	2,015
Sheffield Receivables–144A 1.24%, due 07/20/2004	480	480

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	800	800
Den Danske Bank 1.08%, due 07/02/2004	800	800

Euro Dollar Terms (2.6%)
Bank of America Corporation 1.08%, due 07/19/2004	320	320
Bank of Montreal 1.20%, due 07/23/2004	162	162
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	800	800
1.24%, due 07/23/2004	160	160
Bank of the West Inc. 1.28%, due 07/28/2004	320	320
Branch Banking & Trust 1.08%, due 07/14/2004	160	160
Calyon
1.16%, due 07/15/2004	3,038	3,038
1.17%, due 08/04/2004	480	480
1.34%, due 08/24/2004	1,120	1,120
Fortis Bank
1.19%, due 07/14/2004	160	160
1.29%, due 09/03/2004	320	320
HBOS PLC 1.30%, due 09/03/2004	320	320

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    2

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Royal Bank of Canada 1.05%, due 07/08/2004	$480	$480
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	1,439	1,439
Wells Fargo & Company
1.19%, due 07/14/2004	640	640
1.25%, due 07/23/2004	320	320
1.24%, due 07/26/2004	320	320

Master Notes (0.4%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	960	960
1.64%, due 12/15/2004	640	640

Repurchase Agreements (2.9%) (b)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreements dated 06/30/2004 to be repurchased at $3,741 on 07/01/2004	3,741	3,741
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreements dated 06/30/2004 to be repurchased at $1,599 on 07/01/2004	1,599	1,599
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreements dated 06/30/2004 to be repurchased at $4,845 on 07/01/2004	4,845	4,845
Morgan Stanley 1.58%, Repurchase Agreements dated 06/30/2004 to be repurchased at $1,439 on 07/01/2004	1,439	1,439

	Shares	Value

Investment Companies (2.3%)

Money Market Funds (2.3%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	1,325,210	$1,325
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	8,224,619	8,224

Total Security Lending Collateral (cost: $53,665)		53,665

Total Investment Securities (cost: $ 417,337)		$439,815

SUMMARY:
Investments, at value	108.2%	$439,815
Liabilities in excess of other assets	(8.2)%	(33,222)

Net assets	100.0%	$406,593

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $ 52,499.
(b)	Cash collateral for the Repurchase Agreements, valued at $11,860, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(c)	Floating or variable rate note. Rate is listed as of June 30, 2004.
(d)	Securities are stepbonds. American Axle & Manufacturing has a coupon rate 2.00% until 02/15/2011, thereafter the coupon rate will be 0.00%.
(e)	Securities are stepbonds. Comtech Telecommunications Corp. has a coupon rate 2.00% until 02/01/2011, thereafter the coupon rate will be 0.00%.
(f)	Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.
(g)	Securities are stepbonds. Roper Industries, Inc. has a coupon rate 1.48% until 01/15/2009, thereafter the coupon rate will be 0.00%.
(h)	Securities are stepbonds. Thoratec Corporation has a coupon rate 1.38% until 05/16/2011, thereafter the coupon rate will be 0.00%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $194,887 or 47.93% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    3

Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 417,337) (including securities loaned of $52,499)	$439,815
Cash	587
Receivables:
Investment securities sold	23,226
Interest	1,642
Dividends	163
Other	64

465,497

Liabilities:
Investment securities purchased	4,883
Accounts payable and accrued liabilities:
Management and advisory fees	291
Service fees	1
Payable for collateral for securities on loan	53,665
Other	64

58,904

Net Assets	$406,593

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$341
Additional paid-in capital	336,140
Undistributed net investment income	11,922
Undistributed net realized gain (loss) from:
Investment securities	35,712
Net unrealized appreciation (depreciation) on:
Investment securities	22,478

Net Assets	$406,593

Net Assets by Class:
Initial Class	$403,504
Service Class	3,089
Shares Outstanding:
Initial Class	33,837
Service Class	260
Net Asset Value and Offering Price Per Share:
Initial Class	$11.92
Service Class	11.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4,175
Dividends	1,725
Income from loaned securities–net	63

5,963

Expenses:
Management and advisory fees	1,599
Printing and shareholder reports	1
Custody fees	25
Administration fees	31
Legal fees	1
Auditing and accounting fees	6
Directors fees	5
Service fees:
Service Class	2

Total expenses	1,670

Net Investment Income (Loss)	4,293

Net Realized Gain (Loss) from:
Investment securities	20,683
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(11,246)

Net Gain (Loss) on Investment Securities	9,437

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,730

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    4

Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,293	$7,629
Net realized gain (loss) from investment securities	20,683	15,517
Net unrealized appreciation (depreciation) on investment securities	(11,246)	33,800

	13,730	56,946

Distributions to Shareholders:
From net investment income:
Initial Class	–	(422)
Service Class	–	–

	–	(422)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	17,146	262,280
Service Class	2,874	884

	20,020	263,164

Dividends and distributions reinvested:
Initial Class	–	422
Service Class	–	–

	–	422

Cost of shares redeemed:
Initial Class	(7,746)	(20,929)
Service Class	(681)	(59)

	(8,427)	(20,988)

	11,593	242,598

Net increase (decrease) in net assets	25,323	299,122

Net Assets:
Beginning of period	381,270	82,148

End of period	$406,593	$381,270

Undistributed Net Investment Income	$11,922	$7,629

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,445	26,207
Service Class	241	82

	1,686	26,289

Shares issued–reinvested from distributions:
Initial Class	–	40
Service Class	–	–

	–	40

Shares redeemed:
Initial Class	(655)	(2,012)
Service Class	(58)	(5)

	(713)	(2,017)

Net increase (decrease) in shares outstanding:
Initial Class	790	24,235
Service Class	183	77

	973	24,312

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    5

Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$11.51	$0.13	$0.28	$0.41	$–	$–	$–	$11.92
	12/31/2003	9.32	0.31	1.89	2.20	(0.01)	–	(0.01)	11.51
	12/31/2002	10.00	0.17	(0.85)	(0.68)	–	–	–	9.32
Service Class	06/30/2004	11.50	0.11	0.29	0.40	–	–	–	11.90
	12/31/2003	9.86	0.18	1.46	1.64	–	–	–	11.50

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.56%	$403,504	0.83%	0.83%	2.15%	83%
	12/31/2003	23.66	380,387	0.84	0.84	2.88	139
	12/31/2002	(6.80)	82,148	1.08	1.08	2.73	72
Service Class	06/30/2004	3.48	3,089	1.08	1.08	1.86	83
	12/31/2003	16.69	883	1.09	1.09	2.41	139

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities     6

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Convertible Securities (“the Fund”), part of ATSF, began operations on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $27 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    7

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$99,158	24%
Asset Allocation–Moderate Growth Portfolio	79,629	20%
Asset Allocation–Moderate Portfolio	163,225	40%

Total	$342,012	84%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $31 for Administration fees for the period ended June 30, 2004. ATFS provides its services to the Fund at cost and is reimbursed monthly.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    8

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $15. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$331,387
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	324,972
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2003 of $26 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$417,336

Unrealized Appreciation	$33,209
Unrealized (Depreciation)	(10,730)

Net Unrealized Appreciation (Depreciation)	$22,479

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Convertible Securities    9

Transamerica Equity

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (99.0%)

Amusement & Recreation Services (0.5%)
Disney (Walt) Company (The)	229,200	$5,842

Apparel & Accessory Stores (2.5%)
TJX Companies, Inc. (The)	1,200,000	28,968

Business Services (8.2%)
First Data Corporation	1,290,000	57,431
Moody’s Corporation	600,000	38,796
Viad Corp (a)	4,300	116

Chemicals & Allied Products (3.7%)
Praxair, Inc.	1,100,000	43,901

Commercial Banks (5.0%)
Northern Trust Corporation	800,000	33,824
State Street Corporation	525,000	25,746

Communication (12.9%)
Cox Communications, Inc.–Class A (a)(b)	1,160,000	32,236
Echostar Communications Corporation–Class A (a)	1,125,000	34,594
Liberty Media Corporation–Class A (a)	2,724,500	24,493
Liberty Media International, Inc.–Class A (a)	680,600	25,250
XM Satellite Radio Holdings Inc.–Class A (a)(b)	1,348,500	36,801

Communications Equipment (7.6%)
Corning Incorporated (a)	876,500	11,447
QUALCOMM Incorporated	950,000	69,330
Research In Motion Limited (a)(b)	127,200	8,706

Computer & Data Processing Services (4.4%)
GTECH Holdings Corporation	3,300	153
Microsoft Corporation	1,800,000	51,408

Computer & Office Equipment (1.9%)
SanDisk Corporation (a)	1,036,000	22,471

Drug Stores & Proprietary Stores (2.8%)
Walgreen Co.	919,600	33,299

Educational Services (0.5%)
Apollo Group, Inc.–Class A (a)	62,850	5,549

Electronic Components & Accessories (1.1%)
Intel Corporation	450,000	12,420

Fabricated Metal Products (3.4%)
Gillette Company (The)	950,000	40,280

Health Services (0.8%)
Quest Diagnostics Incorporated	109,700	9,319

Hotels & Other Lodging Places (2.5%)
Marriott International, Inc.–Class A (b)	600,000	29,928

Insurance (5.6%)
Anthem, Inc. (a)(b)	86,800	7,774
WellPoint Health Networks Inc. (a)	525,000	58,805

Insurance Agents, Brokers & Service (0.0%)
Willis Group Holdings Limited	12,500	468

	Shares	Value

Management Services (3.1%)
Paychex, Inc.	1,084,000	$36,726

Medical Instruments & Supplies (3.8%)
Zimmer Holdings, Inc. (a)	505,400	44,576

Oil & Gas Extraction (0.6%)
Halliburton Company	230,900	6,987

Personal Services (2.5%)
Weight Watchers International, Inc. (a)(b)	750,000	29,355

Pharmaceuticals (10.0%)
Allergan, Inc.	505,100	45,217
Genentech, Inc. (a)	800,000	44,960
Pfizer Inc.	800,000	27,424

Retail Trade (4.2%)
Staples, Inc.	1,691,000	49,563

Telecommunications (0.5%)
Nextel Communications, Inc.–Class A (a)	214,000	5,705

Transportation & Public Utilities (3.3%)
Expeditors International of Washington, Inc.	799,791	39,518

Trucking & Warehousing (4.5%)
United Parcel Service, Inc.–Class B	700,000	52,619

Variety Stores (3.1%)
Wal-Mart Stores, Inc.	700,000	36,932

Total Common Stocks (cost: $981,120)		1,168,937

	Principal	Value

SECURITY LENDING COLLATERAL (10.3%)

Debt (8.5%)

Agency Discount Notes (0.8%)
Fannie Mae
0.96%, due 07/01/2004	$2,885	$2,885
Federal Home Loan Bank
0.96%, due 07/01/2004	3,606	3,606
0.99%, due 07/01/2004	1,441	1,441
0.97%, due 07/02/2004	1,803	1,803

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	721	721
Deutsche Bank AG
1.16%, due 10/12/2004	1,803	1,803

Commercial Paper (2.6%)
Compass Securitization–144A
1.25%, due 07/23/2004	2,521	2,521
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	1,800	1,800
General Electric Capital Corporation
1.20%, due 07/19/2004	1,799	1,799

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    1

Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
General Electric Capital Corporation
1.21%, due 07/22/2004	$1,442	$1,442
1.22%, due 07/23/2004	1,442	1,442
1.23%, due 07/26/2004	1,803	1,803
1.22%, due 08/04/2004	3,599	3,599
Govco Incorporated–144A
1.25%, due 08/02/2004	721	721
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	1,439	1,439
1.22%, due 07/20/2004	717	717
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	721	721
Morgan Stanley
1.58%, due 10/22/2004	1,659	1,659
1.58%, due 12/10/2004	4,688	4,688
1.58%, due 03/16/2005	4,544	4,544
Sheffield Receivables–144A
1.24%, due 07/20/2004	1,082	1,082

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	1,803	1,803
Den Danske Bank
1.08%, due 07/02/2004	1,803	1,803

Euro Dollar Terms (2.1%)
Bank of America Corporation
1.08%, due 07/19/2004	721	721
Bank of Montreal
1.20%, due 07/23/2004	366	366
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	1,803	1,803
1.24%, due 07/23/2004	361	361
Bank of the West Inc.
1.28%, due 07/28/2004	721	721
Branch Banking & Trust
1.08%, due 07/14/2004	361	361
Calyon
1.16%, due 07/15/2004	6,852	6,852
1.17%, due 08/04/2004	1,082	1,082
1.34%, due 08/24/2004	2,524	2,524
Fortis Bank
1.19%, due 07/14/2004	361	361
1.29%, due 09/03/2004	721	721

	Principal	Value

Euro Dollar Terms (continued)
HBOS PLC
1.30%, due 09/03/2004	$721	$721
Royal Bank of Canada
1.05%, due 07/08/2004	1,082	1,082
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	3,246	3,246
Wells Fargo & Company
1.19%, due 07/14/2004	1,442	1,442
1.25%, due 07/23/2004	721	721
1.24%, due 07/26/2004	721	721

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	2,164	2,164
1.64%, due 12/15/2004	1,442	1,442

Repurchase Agreements (2.2%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $8,438 on 07/01/2004	8,438	8,438
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $3,606 on 07/01/2004	3,606	3,606
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $10,927 on 07/01/2004	10,927	10,927
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $3,246 on 07/01/2004	3,246	3,246

	Shares	Value
Investment Companies (1.8%)

Money Market Funds (1.8%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	2,988,100	$2,988
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	18,544,976	18,545

Total Security Lending Collateral (cost: $121,004)		121,004

Total Investment Securities (cost: $1,102,124)		$1,289,941

SUMMARY:
Investments, at value	109.3%	$1,289,941
Liabilities in excess of other assets	(9.3)%	(110,178)

Net assets	100.0%	$1,179,763

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $116,998.
(c)	Cash collateral for the Repurchase Agreements, valued at $26,741, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-9.88% and 08/01/2004-09/25/2099, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $9,001, or 0.76% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    2

Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,102,124) (including securities loaned of $116,998)	$1,289,941
Cash	85
Receivables:
Investment securities sold	23,028
Interest	4
Dividends	319
Dividend reclaims receivable	1
Other	103

1,313,481

Liabilities:
Investment securities purchased	11,770
Accounts payable and accrued liabilities:
Management and advisory fees	789
Service fees	2
Payable for collateral for securities on loan	121,004
Other	153

133,718

Net Assets	$1,179,763

Net Assets Consist of:
Capital Stock, 275,000 shares authorized ($.01 par value)	624
Additional paid-in capital	996,336
Accumulated net investment loss	(520)
Accumulated net realized gain (loss) from: Investment securities	(4,494)
Net unrealized appreciation (depreciation) on: Investment securities	187,817

Net Assets	$1,179,763

Net Assets by Class:
Initial Class	$1,172,441
Service Class	7,322
Shares Outstanding:
Initial Class	61,962
Service Class	388
Net Asset Value and Offering Price Per Share:
Initial Class	$18.92
Service Class	18.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$6
Dividends	2,602
Income from loaned securities–net	43

2,651

Expenses:
Management and advisory fees	3,031
Printing and shareholder reports	23
Custody fees	30
Administration fees	61
Legal fees	3
Auditing and accounting fees	9
Directors fees	9
Service fees:
Service Class	5

Total expenses	3,171

Net Investment Income (Loss)	(520)

Net Realized Gain (Loss) from:
Investment securities	43,356
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	2,188

Net Gain (Loss) on Investment Securities	45,544

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,024

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    3

Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(520)	$(569)
Net realized gain (loss) from investment securities	43,356	(3,824)
Net unrealized appreciation (depreciation) on investment securities	2,188	152,201

	45,024	147,808

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	28,553	176,766
Service Class	4,562	1,563

	33,115	178,329

Proceeds from fund acquisition:
Initial Class	518,286	4,995
Service Class	1,374	–

	519,660	4,995

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(59,404)	(59,107)
Service Class	(787)	(86)

	(60,191)	(59,193)

	492,584	124,131

Net Increase (decrease) in net assets	537,608	271,939

Net Assets:
Beginning of period	642,155	370,216

End of period	$1,179,763	$642,155

Accumulated Net Investment Loss	$(520)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,530	12,164
Service Class	268	94

	1,798	12,258

Shares issued – on fund acquisition:
Initial Class	28,129	340
Service Class	74	–

	28,203	340

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(3,233)	(3,907)
Service Class	(43)	(5)

	(3,276)	(3,912)

Net Increase (decrease) in shares outstanding:
Initial Class	26,426	8,597
Service Class	299	89

	26,725	8,686

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    4

Transamerica Equity

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$18.03	$(0.01)	$0.90	$0.89	$–	$–	$–	$18.92
	12/31/2003	13.74	(0.02)	4.31	4.29	–	–	–	18.03
	12/31/2002	17.67	(0.04)	(3.89)	(3.93)	–	–	–	13.74
	12/31/2001	21.78	(0.07)	(3.77)	(3.84)	–	(0.27)	(0.27)	17.67
	12/31/2000	26.61	(0.14)	(2.23)	(2.37)	–	(2.46)	(2.46)	21.78
	12/31/1999	19.36	(0.09)	7.40	7.31	–	(0.06)	(0.06)	26.61
Service Class	06/30/2004	17.99	(0.04)	0.92	0.88	–	–	–	18.87
	12/31/2003	14.68	(0.04)	3.35	3.31	–	–	–	17.99

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	4.94%	$1,172,441	0.78%	0.78%	(0.13)%	51%
	12/31/2003	31.22	640,555	0.78	0.78	(0.11)	19
	12/31/2002	(22.24)	370,216	0.82	0.82	(0.24)	23
	12/31/2001	(17.63)	244,735	0.85	0.91	(0.39)	51
	12/31/2000	(9.69)	254,920	0.85	0.86	(0.60)	38
	12/31/1999	37.79	238,655	0.85	0.90	(0.49)	29
Service Class	06/30/2004	4.89	7,322	1.03	1.03	(0.38)	51
	12/31/2003	22.55	1,600	1.05	1.05	(0.34)	19

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – November 1, 1996

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian, if any. (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity     5

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity (“the Fund”), part of ATSF, began operations as Growth Portfolio, a part of Transamerica Variable Insurance Fund on November 1, 1996. The Growth Portfolio was the successor to Transamerica Occidental’s Separate Account Fund C. The Fund became part of ATSF on May 1, 2002.

On May 3, 2004, the Fund acquired all the net assets of Alger Aggressive Growth and BlackRock Mid Cap Growth pursuant to plans of reorganization approved by the shareholders of Alger Aggressive Growth and BlackRock Mid Cap Growth. The acquisitions were accomplished by tax-free exchanges of 26,836 and 1,367 shares of the Fund, respectively, for the 34,617 shares of Alger Aggressive Growth and 2,691 shares of BlackRock Mid Cap Growth, outstanding on April 30, 2004. Alger Aggressive Growth’s net assets ($494,472 including $51,571 of unrealized appreciation) and BlackRock Mid Cap Growth’s net assets ($25,188, including $1,979 of unrealized appreciation) at that date, were combined with those of the Fund, resulting in combined net assets of $1,164,537.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    6

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $97 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $18 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$13,625	1%
Asset Allocation–Growth Portfolio	41,569	4%
Asset Allocation–Moderate Growth Portfolio	90,329	8%
Asset Allocation–Moderate Portfolio	77,641	7%
Select + Aggressive	50	0%
Select + Growth & Income	348	0%

Total	$223,562	20%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.75% of ANA

From May 1, 2004 on:

0.75% of first $1 billion of ANA

0.725% of ANA over $1 billion

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.75%.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    7

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $61 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $45. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$409,530
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	407,117
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$21,334	December 31, 2009
18,009	December 31, 2010
6,834	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$1,104,161

Unrealized Appreciation	$197,726
Unrealized (Depreciation)	(11,946)

Net Unrealized Appreciation (Depreciation)	$185,780

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    8

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    9

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Alger Aggressive Growth

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Alger Aggressive Growth (the “Acquired Fund”) by Transamerica Equity (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

For	Against	Abstain
89.63%	3.00%	7.37%

BlackRock Mid Cap Growth

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of BlackRock Mid Cap Growth (the “Acquired Fund”) by Transamerica Equity (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

For	Against	Abstain
89.55%	1.67%	8.78%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity    10

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (100.1%)

Apparel & Accessory Stores (2.2%)
TJX Companies, Inc. (The)	80,000	$1,931

Business Services (9.0%)
First Data Corporation	100,000	4,452
Moody’s Corporation	55,000	3,556

Chemicals & Allied Products (3.6%)
Praxair, Inc.	80,000	3,192

Commercial Banks (5.3%)
Northern Trust Corporation	60,000	2,537
State Street Corporation	45,000	2,207

Communication (13.3%)
Cox Communications, Inc.–Class A (a)	105,000	2,918
Echostar Communications Corporation–Class A (a)	105,000	3,229
Liberty Media Corporation–Class A (a)	231,500	2,081
Liberty Media International, Inc.–Class A (a)	18,250	677
XM Satellite Radio Holdings Inc.–Class A (a)	107,500	2,933

Communications Equipment (6.2%)
QUALCOMM Incorporated	75,000	5,474

Computer & Data Processing Services (4.0%)
Microsoft Corporation	125,000	3,570

Computer & Office Equipment (2.0%)
SanDisk Corporation (a)	81,500	1,768

Drug Stores & Proprietary Stores (2.9%)
Walgreen Co.	70,000	2,535

Electronic Components & Accessories (1.7%)
Intel Corporation	55,000	1,518

Fabricated Metal Products (3.8%)
Gillette Company (The)	80,000	3,392

	Shares	Value

Hotels & Other Lodging Places (2.8%)
Marriott International, Inc.–Class A	50,000	$2,494

Insurance (5.0%)
WellPoint Health Networks Inc. (a)	40,000	4,480

Management Services (3.3%)
Paychex, Inc.	87,500	2,964

Medical Instruments & Supplies (4.0%)
Zimmer Holdings, Inc. (a)	40,000	3,528

Personal Services (3.1%)
Weight Watchers International, Inc. (a)	70,000	2,740

Pharmaceuticals (11.2%)
Allergan, Inc.	45,000	4,028
Genentech, Inc. (a)	68,000	3,822
Pfizer Inc.	60,000	2,057

Retail Trade (4.5%)
Staples, Inc.	135,000	3,957

Transportation & Public Utilities (5.0%)
Expeditors International of Washington, Inc.	90,000	4,447

Trucking & Warehousing (4.2%)
United Parcel Service, Inc.–Class B	50,000	3,759

Variety Stores (3.0%)
Wal-Mart Stores, Inc.	50,000	2,638

Total Common Stocks (cost: $69,072)		88,884

Total Investment Securities (cost: $69,072)		$88,884

SUMMARY:
Investments, at value	100.1%	$88,884
Liabilities in excess of other assets	(0.1)%	(49)

Net assets	100.0%	$88,835

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity II    1

Transamerica Equity II

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment securities, at value (cost: $69,072)	$88,884
Cash	126
Receivables:
Investment securities sold	210
Dividends	25

89,245

Liabilities:
Investment securities purchased	386
Accounts payable and accrued liabilities:
Management and advisory fees	19
Other	5

410

Net Assets	$88,835

Net Assets Consist of:
Capital stock, 75,000 shares authorized ($.01 par value)	$84
Additional paid-in capital	66,787
Undistributed net investment income	135
Undistributed net realized gain (loss) from:
Investment securities	2,017
Net unrealized appreciation (depreciation) on:
Investment securities	19,812

Net Assets	$88,835

Shares Outstanding	8,429
Net Asset Value and Offering Price Per Share	$10.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$1
Dividends	264

265

Expenses:
Management and advisory fees	129
Printing and shareholder reports	3
Custody fees	5
Administration fees	7
Auditing and accounting fees	6
Directors fees	1

Total expenses	151
Less:
Advisory fee waiver	(21)

Net expenses	130

Net Investment Income (Loss)	135

Net Realized Gain (Loss) from:
Investment securities	2,017
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	2,266

Net Gain (Loss) on Investment Securities	4,283

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,418

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity II    2

Transamerica Equity II

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$135	$(1)
Net realized gain (loss) from investment securities	2,017	–
Net unrealized appreciation (depreciation) on investment securities	2,266	157

	4,418	156

Distributions to Shareholders:
From net investment income	–	–
From net realized gains	–	–
Capital Share Transactions:
Proceeds from shares sold	42	–
Proceeds from fund conversion	–	85,567
Dividends and distributions reinvested	–	–
Cost of shares redeemed	(1,348)	–

Net increase (decrease) in net assets	(1,306)	85,567

	3,112	85,723

Net Assets:
Beginning of period	85,723	–

End of period	$88,835	$85,723

Undistributed Net Investment Income	$135	–

	June 30, 2004 (unaudited)	December 31, 2003 (a)
Share Activity:

Shares issued	4	–
Shares issued–fund conversion		8,557
Shares issued–reinvested from distributions	–	–
Shares redeemed	(132)	–

Net increase (decrease) in shares outstanding	(128)	8,557

(a)	Commenced operations on December 30, 2003.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity II    3

Transamerica Equity II

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

For the Period Ended (b)	For a share outstanding throughout each period (a)
	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
06/30/2004	$10.02	$0.02	$0.50	$0.52	$–	$–	$–	$10.54
12/31/2003	10.00	(0.03)	0.05	0.02	–	–	–	10.02

For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
			Net (d)	Total (e)
06/30/2004	5.19%	$88,835	0.30%	0.35%	0.31%	6%
12/31/2003	0.20	85,723	0.30	0.34	(0.30)	–

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception date of the Fund is December 30, 2003.

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity II     4

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity II (“the Fund”), part of ATSF, began operations on December 30, 2003.

On December 30, 2003, all investments held by Transamerica Occidental’s Separate Account Fund B (the “Separate Account”) with a fair value of $84,492 and a cost basis of $67,103 were transferred to the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (8,557) of the Fund. Thereafter, the Separate Account’s only investment is an investment in the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.30% of ANA

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity II    5

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $7 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $3. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$5,449
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,498
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and net operating losses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$69,071

Unrealized Appreciation	$22,867
Unrealized (Depreciation)	(3,054)

Net Unrealized Appreciation (Depreciation)	$19,813

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Equity II    6

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (99.8%)

Amusement & Recreation Services (0.3%)
Mandalay Resort Group	17,800	$1,222

Apparel & Accessory Stores (0.6%)
AnnTaylor, Inc. (a)	48,000	1,391
Ross Stores, Inc.	35,100	939

Automotive (4.0%)
Gentex Corporation (b)	404,500	16,051

Business Credit Institutions (3.6%)
Financial Federal Corporation (a)(b)	405,100	14,284

Business Services (2.8%)
Moody’s Corporation	169,000	10,928

Communication (2.8%)
Global Payments Inc. (b)	244,000	10,985

Computer & Data Processing Services (15.7%)
GTECH Holdings Corporation	345,000	15,977
Network Associates, Inc. (a)	511,000	9,264
RealNetworks, Inc. (a)	2,699,999	18,468
SkillSoft PLC–ADR (a)	2,480,500	18,852

Computer & Office Equipment (0.2%)
Polycom, Inc. (a)	31,400	704

Drug Stores & Proprietary Stores (0.6%)
Omnicare, Inc.	54,500	2,333

Educational Services (4.6%)
DeVRY Inc. (a)(b)	660,000	18,097

Electronic & Other Electric Equipment (5.6%)
Gemstar-TV Guide International, Inc. (a)	4,350,000	20,880
Harman International Industries, Incorporated	18,200	1,656

Environmental Services (0.4%)
Stericycle, Inc. (a)	33,400	1,728

Health Services (0.2%)
Lincare Holdings Inc. (a)	25,100	825

Industrial Machinery & Equipment (3.1%)
Graco Inc.	280,500	8,710
Zebra Technologies Corporation–Class A (a)	42,600	3,706

Leather & Leather Products (0.8%)
Coach, Inc. (a)	66,700	3,014

Management Services (4.8%)
ServiceMaster Company (The)	1,550,500	19,102

Medical Instruments & Supplies (1.2%)
DENTSPLY International Inc.	32,900	1,714
Varian Medical Systems, Inc. (a)	36,300	2,880

Oil & Gas Extraction (4.4%)
EOG Resources, Inc.	290,000	17,315

	Shares	Value

Paper & Allied Products (2.0%)
Pactiv Corporation (a)	319,000	$7,956

Paperboard Containers & Boxes (4.3%)
Packaging Corporation of America (b)	714,400	17,074

Personal Services (5.4%)
Weight Watchers International, Inc. (a)(b)	555,000	21,723

Pharmaceuticals (5.2%)
Techne Corporation (a)	473,000	20,552

Radio, Television & Computer Stores (5.0%)
RadioShack Corporation (b)	690,000	19,755

Restaurants (5.1%)
Applebee’s International, Inc.	54,750	1,260
Cheesecake Factory Incorporated (The) (a)	28,600	1,138
Darden Restaurants, Inc.	15,800	325
IHOP Corp. (b)	491,500	17,575

Retail Trade (1.7%)
CDW Corporation	35,000	2,232
PETCO Animal Supplies, Inc. (a)	41,000	1,321
PETsMART, Inc. (b)	44,500	1,444
Schein (Henry), Inc. (a)	25,000	1,579

Security & Commodity Brokers (4.3%)
BlackRock, Inc.	252,600	16,123
Investors Financial Services Corp.	18,100	789

Transportation & Public Utilities (10.2%)
C.H. Robinson Worldwide, Inc.	459,999	21,086
Expeditors International of Washington, Inc.	400,000	19,764

Variety Stores (0.9%)
Tuesday Morning Corporation (a)	119,200	3,457

Total Common Stocks (cost: $332,334)		396,178

	Principal	Value
SECURITY LENDING COLLATERAL (14.9%)

Debt (12.3%)

Agency Discount Notes (1.2%)
Fannie Mae
0.96%, due 07/01/2004	$1,408	$1,408
Federal Home Loan Bank
0.96%, due 07/01/2004	1,761	1,761
0.99%, due 07/01/2004	704	704
0.97%, due 07/02/2004	880	880

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	352	352
Deutsche Bank AG
1.16%, due 10/12/2004	880	880

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    1

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (3.8%)
Compass Securitization–144A
1.25%, due 07/23/2004	$1,230	$1,230
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	879	879
General Electric Capital Corporation
1.20%, due 07/19/2004	878	878
1.21%, due 07/22/2004	704	704
1.22%, due 07/23/2004	704	704
1.23%, due 07/26/2004	880	880
1.22%, due 08/04/2004	1,757	1,757
Govco Incorporated–144A
1.25%, due 08/02/2004	352	352
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	702	702
1.22%, due 07/20/2004	350	350
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	352	352
Morgan Stanley
1.58%, due 10/22/2004	810	810
1.58%, due 12/10/2004	2,290	2,290
1.58%, due 03/16/2005	2,219	2,219
Sheffield Receivables–144A
1.24%, due 07/20/2004	528	528

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	880	880
Den Danske Bank
1.08%, due 07/02/2004	880	880

Euro Dollar Terms (2.9%)
Bank of America Corporation
1.08%, due 07/19/2004	352	352
Bank of Montreal
1.20%, due 07/23/2004	178	178
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	880	880
1.24%, due 07/23/2004	176	176
Bank of the West Inc.
1.28%, due 07/28/2004	352	352
Branch Banking & Trust
1.08%, due 07/14/2004	176	176
Calyon
1.16%, due 07/15/2004	3,346	3,346
1.17%, due 08/04/2004	528	528
1.34%, due 08/24/2004	1,232	1,232
Fortis Bank
1.19%, due 07/14/2004	176	176
1.29%, due 09/03/2004	352	352

	Principal	Value

Euro Dollar Terms (continued)
HBOS PLC
1.30%, due 09/03/2004	$352	$352
Royal Bank of Canada
1.05%, due 07/08/2004	528	528
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,584	1,584
Wells Fargo & Company
1.19%, due 07/14/2004	704	704
1.25%, due 07/23/2004	352	352
1.24%, due 07/26/2004	352	352

Master Notes (0.4%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,056	1,056
1.64%, due 12/15/2004	704	704

Repurchase Agreements (3.3%) (c)
Credit Suisse First Boston (USA), Inc.
1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $4,120 on 07/01/2004	4,120	4,120
Goldman Sachs Group Inc. (The)
1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $1,760 on 07/01/2004	1,760	1,760
Merrill Lynch & Co., Inc.
1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $5,335 on 07/01/2004	5,335	5,335
Morgan Stanley
1.58% Repurchase Agreement dated 06/30/2004 to be repurchased at $1,584 on 07/01/2004	1,584	1,584

	Shares	Value
Investment Companies (2.6%)

Money Market Funds (2.6%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	1,458,707	$1,459
Merrimac Cash Fund– Premium Class
1-day yield of 1.11%	9,053,140	9,053

Total Security Lending Collateral (cost: $59,071)		59,071

Total Investment Securities (cost: $391,405)		$455,249

SUMMARY:
Investments, at value	114.7%	$455,249
Liabilities in excess of other assets	(14.7)%	(58,216)

Net assets	100.0%	$397,033

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    2

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $57,494.
(c)	Cash collateral for the Repurchase Agreements, valued at $13,054, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $4,393 or 1.11% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    3

Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 391,405 ) (including securities loaned of $57,494)	$455,249
Cash	5,400
Receivables:
Interest	2
Dividends	237
Other	50

460,938

Liabilities:
Investment securities purchased	4,489
Accounts payable and accrued liabilities:
Management and advisory fees	285
Service fees	1
Payable for collateral for securities on loan	59,071
Other	59

63,905

Net Assets	$397,033

Net Assets Consist of:
Capital Stock, 100,000 shares authorized ($.01 par value)	$293
Additional paid-in capital	307,043
Undistributed net investment income	189
Undistributed net realized gain (loss) from:
Investment securities	25,664
Net unrealized appreciation (depreciation) on: Investment securities	63,844

Net Assets	$397,033

Net Assets by Class:
Initial Class	$393,115
Service Class	3,918
Shares Outstanding:
Initial Class	29,040
Service Class	290
Net Asset Value and Offering Price Per Share:
Initial Class	$13.54
Service Class	13.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$25
Dividends	1,430
Income from loaned securities–net	20

1,475

Expenses:
Management and advisory fees	1,230
Printing and shareholder reports	6
Custody fees	14
Administration fees	22
Legal fees	1
Auditing and accounting fees	7
Directors fees	3
Service fees:
Service Class	3

Total expenses	1,286

Net Investment Income (Loss)	189

Net Realized Gain (Loss) from:
Investment securities	27,252
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(7,786)

Net Gain (Loss) on Investment Securities	19,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,655

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    4

Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$189	$(282)
Net realized gain (loss) from investment securities	27,252	208
Net unrealized appreciation (depreciation) on investment securities	(7,786)	52,546

	19,655	52,472

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	35,121	109,571
Service Class	3,184	581

	38,305	110,152

Proceeds from fund acquisition:
Initial Class	134,327	–
Service Class	558	–

	134,885	–

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(38,311)	(15,160)
Service Class	(553)	(25)

	(38,864)	(15,185)

	134,326	94,967

Net increase (decrease) in net assets	153,981	147,439

Net Assets:
Beginning of period	243,052	95,613

End of period	$397,033	$243,052

Undistributed Net Investment Income	$189	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	2,601	10,754
Service Class	240	51

	2,841	10,805

Shares issued–on fund acquisition:
Initial Class	10,042	–
Service Class	42	–

	10,084	–

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(2,897)	(1,443)
Service Class	(41)	(2)

	(2,938)	(1,445)

Net increase (decrease) in shares outstanding
Initial Class	9,746	9,311
Service Class	241	49

	9,987	9,360

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    5

Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$12.57	$0.01	$0.96	$0.97	$–	$–	$–	$13.54
	12/31/2003	9.58	(0.02)	3.01	2.99	–	–	–	12.57
	12/31/2002	11.18	(0.05)	(1.55)	(1.60)	–	–	–	9.58
	12/31/2001	10.00	(0.01)	1.19	1.18	–	–	–	11.18
Service Class	06/30/2004	12.54	(0.01)	0.98	0.97	–	–	–	13.51
	12/31/2003	9.87	(0.02)	2.69	2.67	–	–	–	12.54

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	7.72%	$393,115	0.87%	0.87%	0.13%	43%
	12/31/2003	31.21	242,433	0.90	0.90	(0.16)	23
	12/31/2002	(14.31)	95,613	1.12	1.12	(0.49)	14
	12/31/2001	11.80	5,581	1.20	5.89	(0.47)	4
Service Class	06/30/2004	7.74	3,918	1.12	1.12	(0.13)	43
	12/31/2003	27.05	619	1.15	1.15	(0.22)	23

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 2, 2001

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities     6

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Growth Opportunities (“the Fund”), part of ATSF, began operations as Small Company Portfolio, a part of Transamerica Variable Insurance Fund, Inc. on May 2, 2001. The Fund became part of ATSF on May 1, 2002.

On May 3, 2004, the Fund acquired all the net assets of PBHG Mid Cap Growth pursuant to a plan of reorganization approved by shareholders. The acquisition was accomplished by a tax-free exchange of 10,084 shares of the Fund for the 15,437 shares of PBHG Mid Cap Growth outstanding on April 30, 2004. PBHG Mid Cap Growth’s net assets at that date, $134,885 including $21,593 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $397,319.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $9 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    7

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $14 are included in net realized gains in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”)

and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$15,175	4%
Asset Allocation–Growth Portfolio	30,612	8%
Asset Allocation–Moderate Growth Portfolio	62,094	16%
Asset Allocation–Moderate Portfolio	58,809	15%

Total	$166,690	43%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.85% of ANA

From May 1, 2004 on:

0.85% of first $100 million of ANA

0.80% of the next $400 million of ANA

0.75% of ANA over $500 million

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.84%.

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    8

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $22 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $15. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$152,879
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	119,103
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$1,587	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$391,474

Unrealized Appreciation	$64,518
Unrealized (Depreciation)	(743)

Net Unrealized Appreciation (Depreciation)	$63,775

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    9

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PBHG Mid Cap Growth

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of PBHG Mid Cap Growth (the “Acquired Fund”) by Transamerica Growth Opportunities (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

For	Against	Abstain
89.32%	1.58%	9.10%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Growth Opportunities    10

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

COMMERCIAL PAPER (94.4%)

Asset-Backed (11.2%)
CAFCO LLC–144A
1.05%, due 07/07/2004	$5,000	$4,999
1.07%, due 07/08/2004	5,800	5,799
1.06%, due 07/08/2004	4,000	3,999
1.20%, due 08/05/2004	9,500	9,489
1.35%, due 08/25/2004	6,000	5,988
1.37%, due 08/27/2004	2,500	2,495
Delaware Funding Company, LLC–144A
1.07%, due 07/09/2004	7,000	6,998
1.10%, due 07/13/2004	5,100	5,098
1.21%, due 07/20/2004	3,000	2,998
1.25%, due 07/22/2004	6,900	6,895
1.23%, due 07/27/2004	2,200	2,198
Receivables Capital Company, LLC–144A
1.20%, due 07/14/2004	3,500	3,498
1.08%, due 07/16/2004	5,500	5,498
1.25%, due 07/21/2004	4,339	4,336
1.25%, due 09/01/2004	10,500	10,477

Beverages (5.0%)
Coca-Cola Company (The)
1.03%, due 07/19/2004	6,700	6,697
1.05%, due 07/23/2004	11,000	10,993
1.08%, due 07/27/2004	6,300	6,295
1.06%, due 08/02/2004	8,000	7,992
1.22%, due 08/26/2004	4,000	3,992

Business Credit Institutions (6.2%)
Nestle Capital Corporation–144A
1.11%, due 08/02/2004	8,600	8,592
1.13%, due 08/09/2004	5,000	4,994
Old Line Funding LLC–144A
1.05%, due 07/07/2004	4,200	4,199
1.20%, due 07/22/2004	5,825	5,821
1.23%, due 07/23/2004	4,500	4,497
1.23%, due 07/28/2004	8,000	7,993
1.27%, due 08/04/2004	3,500	3,496
1.34%, due 08/10/2004	4,700	4,693

Chemicals & Allied Products (8.0%)
E. I. du Pont de Nemours and Company
1.04%, due 07/12/2004	8,400	8,397
1.05%, due 07/16/2004	7,500	7,497
1.09%, due 07/29/2004	6,000	5,995
Proctor & Gamble Company (The)–144A
1.22%, due 08/30/2004	5,000	4,990
1.24%, due 08/31/2004	7,000	6,985
1.42%, due 09/07/2004	9,000	8,976
1.43%, due 09/09/2004	6,900	6,881
1.42%, due 09/13/2004	7,500	7,478

Commercial Banks (15.2%)
Bank of America Corporation
1.15%, due 08/11/2004	6,800	6,791

	Principal	Value

Commercial Banks (continued)
Canadian Imperial Bank of Commerce
1.09%, due 07/21/2004	$6,000	$5,996
1.05%, due 07/22/2004	9,800	9,794
1.09%, due 07/26/2004	9,700	9,693
1.24%, due 09/02/2004	6,400	6,386
Toronto-Dominion Bank (The)
1.06%, due 07/06/2004	9,900	9,899
1.08%, due 07/19/2004	7,000	6,996
1.09%, due 07/30/2004	6,600	6,594
1.15%, due 08/20/2004	6,000	5,990
1.39%, due 09/15/2004	6,000	5,982
UBS Finance (Delaware) LLC
1.04%, due 07/01/2004	6,000	6,000
1.04%, due 07/02/2004	6,000	6,000
1.04%, due 07/12/2004	10,600	10,597
1.06%, due 07/27/2004	6,100	6,095
1.09%, due 07/30/2004	4,000	3,996
Wells Fargo & Company
6.63%, due 07/15/2004	3,000	3,006

Computer & Office Equipment (3.4%)
International Business Machines Corporation
1.02%, due 07/01/2004	10,000	10,000
1.02%, due 07/02/2004	4,300	4,300
1.05%, due 07/16/2004	10,000	9,996

Food & Kindred Products (2.4%)
Nestle Capital Corporation–144A
1.03%, due 07/15/2004	7,000	6,997
Unilever Capital Corporation–144A
1.05%, due 07/06/2004	10,000	9,999

Insurance Agents, Brokers & Service (3.2%)
MetLife Funding, Inc.
1.06%, due 07/14/2004	12,900	12,895
1.32%, due 09/08/2004	9,800	9,775

Life Insurance (4.0%)
AIG Funding, Inc.
1.04%, due 07/08/2004	8,250	8,248
1.04%, due 07/09/2004	8,400	8,398
1.04%, due 07/13/2004	4,700	4,698
1.04%, due 07/29/2004	7,300	7,293

Personal Credit Institutions (12.2%)
American Honda Finance Corporation
1.05%, due 07/13/2004	10,000	9,997
1.07%, due 07/21/2004	6,600	6,596
General Electric Capital Corporation
1.04%, due 07/07/2004	5,000	4,999
1.09%, due 07/28/2004	9,800	9,792
1.08%, due 08/03/2004	9,200	9,191
1.13%, due 08/04/2004	9,000	8,990
1.16%, due 08/05/2004	3,000	2,997

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    1

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Personal Credit Institutions (continued)
Toyota Motor Credit Corporation
1.06%, due 07/15/2004	$7,300	$7,297
1.06%, due 07/20/2004	10,000	9,994
1.13%, due 08/09/2004	4,400	4,395
1.26%, due 09/03/2004	6,300	6,286
1.48%, due 10/01/2004	7,500	7,472

Pharmaceuticals (8.8%)
Eli Lilly and Company–144A
1.40%, due 10/04/2004	10,000	9,963
1.40%, due 10/05/2004	10,400	10,361
1.51%, due 10/06/2004	7,500	7,469
Pfizer Inc.–144A
1.08%, due 07/26/2004	9,500	9,493
1.13%, due 08/03/2004	9,800	9,790
1.13%, due 08/05/2004	5,100	5,094
1.28%, due 08/18/2004	6,000	5,990
1.29%, due 08/23/2004	5,000	4,991

Public Administration (6.9%)
Canadian Wheat Board
1.02%, due 08/26/2004	5,000	4,992
Province of Ontario
1.28%, due 09/10/2004	10,000	9,975
Province of Quebec–144A
1.28%, due 08/12/2004	5,000	4,993
1.31%, due 08/16/2004	10,000	9,983
1.07%, due 08/26/2004	5,400	5,391
1.21%, due 10/15/2004	7,375	7,349
1.90%, due 01/11/2005	7,200	7,126

Security & Commodity Brokers (4.6%)
Goldman Sachs Group, Inc. (The)
1.30%, due 08/16/2004	4,700	4,692
1.30%, due 08/19/2004	7,850	7,836
1.35%, due 08/23/2004	5,200	5,190
1.10%, due 08/24/2004	4,300	4,293
1.35%, due 08/25/2004	5,000	4,990
1.37%, due 08/27/2004	6,000	5,987

	Principal	Value

Variety Stores (3.3%)
Wal-Mart Stores, Inc.–144A
1.05%, due 07/20/2004	$6,100	$6,097
1.10%, due 08/17/2004	12,200	12,182
1.10%, due 08/24/2004	5,100	5,092

Total Commercial Paper (cost: $677,957)		677,957

SHORT-TERM OBLIGATIONS (2.9%)

Personal Credit Institutions (1.6%)
American Honda Finance Corporation 144A (a)
1.55%, due 12/09/2004	11,400	11,410

Variety Stores (1.3%)
Wal-Mart Stores, Inc.
6.55%, due 08/10/2004	9,000	9,052

Total Short-Term Obligations (cost: $20,462)		20,462

CERTIFICATES OF DEPOSITS (2.7%)
Canadian Imperial Bank of Commerce
1.05%, due 07/15/2004	3,600	3,600
Wells Fargo & Company
1.13%, due 07/13/2004	6,750	6,750
1.23%, due 07/19/2004	9,000	9,000

Total Certificates of Deposits (cost: $19,350)		19,350

Total Investment Securities (cost: $717,769)		$717,769

SUMMARY:
Investments, at value	100.0%	$717,769
Liabilities in excess of other assets	0.0%	(186)

Net assets	100.0%	$717,583

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Floating or variable rate note. Rate is listed as of June 30, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $275,288 or 38.36% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    2

Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 717,769)	$717,769
Cash	203
Receivables:
Interest	347

718,319

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	230
Service fees	4
Dividends to shareholders	480
Other	22

736

Net Assets	$717,583

Net Assets Consist of:
Capital Stock, 2,500,000 shares authorized ($.01 par value)	$7,176
Additional paid-in capital	710,407

Net Assets	$717,583

Net Assets by Class:
Initial Class	$697,775
Service Class	19,808
Shares Outstanding:
Initial Class	697,775
Service Class	19,808
Net Asset Value and Offering Price Per Share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3,357

Expenses:
Management and advisory fees	1,090
Printing and shareholder reports	20
Custody fees	30
Administration fees	47
Legal fees	3
Auditing and accounting fees	6
Directors fees	10
Service fees:
Service Class	12

Total expenses	1,218

Net Investment Income (Loss)	2,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,139

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    3

Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,139	$6,147

	2,139	6,147

Distributions to Shareholders:
From net investment income:
Initial Class	(2,117)	(6,112)
Service Class	(22)	(35)

	(2,139)	(6,147)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	406,935	1,170,506
Service Class	33,452	93,866

	440,387	1,264,372

Proceeds from fund acquisition:
Initial Class	–	409,429
Service Class	–	–

	–	409,429

Dividends and distributions reinvested:
Initial Class	2,117	6,112
Service Class	22	35

	2,139	6,147

Cost of shares redeemed:
Initial Class	(308,789)	(1,572,597)
Service Class	(20,257)	(87,309)

	(329,046)	(1,659,906)

	113,480	20,042

Net increase (decrease) in net assets	113,480	20,042

Net Assets:
Beginning of period	604,103	584,061

End of period	$717,583	$604,103

Undistributed Net Investment Income (Loss)	$–	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	406,935	1,170,506
Service Class	33,452	93,866

	440,387	1,264,372

Shares issued–on fund acquisition:
Initial Class	–	409,429
Service Class	–	–

	–	409,429

Shares issued–reinvested from distributions:
Initial Class	2,117	6,112
Service Class	22	35

	2,139	6,147

Shares redeemed:
Initial Class	(308,789)	(1,572,597)
Service Class	(20,257)	(87,309)

	(329,046)	(1,659,906)

Net increase (decrease) in shares outstanding:
Initial Class	100,263	(395,979)
Service Class	13,217	6592

	113,480	20,042

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    4

Transamerica Money Market

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations					Distributions							Net Asset Value, End of Period
			Net Investment Income (Loss)			Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains			Total Distributions
Initial Class	06/30/2004	$1.00	$	(h	)	$–	$–	$	(h )	$	(h	)	$	(h )	$1.00
	12/31/2003	1.00		0.01		–	0.01		(0.01)		–			(0.01)	1.00
	12/31/2002	1.00		0.01		–	0.01		(0.01)		–			(0.01)	1.00
	12/31/2001	1.00		0.04		–	0.04		(0.04)		–			(0.04)	1.00
	12/31/2000	1.00		0.06		–	0.06		(0.06)		–			(0.06)	1.00
	12/31/1999	1.00		0.05		–	0.05		(0.05)		–			(0.05)	1.00
Service Class	06/30/2004	1.00		(h	)	–	–		(h )		(h	)		(h )	1.00
	12/31/2003	1.00		–		–	–		–		–			–	1.00

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)
				Net (d)	Total (e)
Initial Class	06/30/2004	0.34%	$697,775	0.39%	0.39%	0.69%
	12/31/2003	0.81	597,512	0.38	0.38	0.78
	12/31/2002	1.44	584,061	0.41	0.41	1.42
	12/31/2001	4.01	467,311	0.44	0.44	3.70
	12/31/2000	6.15	319,945	0.44	0.44	5.97
	12/31/1999	4.63	429,811	0.44	0.44	4.81
Service Class	06/30/2004	0.21	19,808	0.64	0.64	0.46
	12/31/2003	0.30	6,591	0.64	0.64	0.44

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – October 2, 1986

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

(h)	Amounts are less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    5

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Money Market (“the Fund”), part of ATSF, began operations on October 2, 1986.

On May 1, 2003, the Fund acquired all the net assets of Van Kampen Money Market pursuant to a plan of reorganization approved by shareholders of Van Kampen Money Market on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 409,429 shares of the Fund for the 409,429 shares of Van Kampen Money Market outstanding on April 30, 2003. Van Kampen Money Market’s net assets at that date $409,429 were combined with those of the Fund, resulting in combined net assets of $1,017,937.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$56,230	8%
Asset Allocation–Moderate Growth Portfolio	1	0%
Asset Allocation–Moderate Portfolio	98,866	14%
Select + Aggressive	20	0%
Select + Conservative	175	0%
Select + Growth & Income	271	0%

Total	$155,563	22%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.35% of ANA

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    6

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.57% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $47 for Administration fees, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $27. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$717,769

Unrealized Appreciation	$0
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$0

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Money Market    7

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (90.1%)

Apparel Products (1.5%)
Gymboree Corporation (The) (a)	365,000	$5,606

Business Services (5.2%)
Equifax Inc.	240,000	5,940
Fair Issac Corporation (b)	200,000	6,677
Kroll Inc. (a)(b)	180,000	6,639

Chemicals & Allied Products (6.9%)
Acuity Brands, Inc.	200,000	5,400
Chemed Corporation	155,000	7,518
Hercules Incorporated (a)	256,600	3,128
Olin Corporation (b)	200,000	3,524
PolyOne Corporation (a)	305,560	2,273
SurModics, Inc. (a)(b)	150,000	3,696

Commercial Banks (3.7%)
Corus Bankshares, Inc.	140,000	5,755
Hibernia Corporation–Class A	320,000	7,776

Computer & Data Processing Services (2.9%)
ActivCard Corp. (a)	175,800	1,276
Sabre Holdings Corporation	183,200	5,076
Verint Systems Inc. (a)	120,000	4,106

Computer & Office Equipment (2.0%)
Drexler Technology Corporation (a)(b)	225,000	2,999
Hypercom Corporation (a)	500,000	4,225

Drug Stores & Proprietary Stores (2.0%)
Omnicare, Inc. (b)	170,000	7,278

Electric, Gas & Sanitary Services (1.4%)
ALLETE	150,000	4,995

Electronic & Other Electric Equipment (2.2%)
Genlyte Group Incorporated (The) (a)	130,000	8,174

Electronic Components & Accessories (1.1%)
QLogic Corporation (a)	150,000	3,989

Environmental Services (1.7%)
Republic Services, Inc.	215,000	6,222

Fabricated Metal Products (1.2%)
Shaw Group Inc. (The) (a)(b)	422,300	4,278

Food & Kindred Products (2.2%)
Dean Foods Company (a)	210,000	7,835

Furniture & Fixtures (1.5%)

Furniture Brands International, Inc. (b)	220,000	5,511

Furniture & Home Furnishings Stores (0.3%)
The Bombay Company, Inc. (a)	193,200	1,184

Gas Production & Distribution (1.8%)
KeySpan Corporation	175,000	6,423

Health Services (0.8%)
Beverly Enterprises, Inc. (a)	350,000	3,010

	Shares	Value

Holding & Other Investment Offices (7.1%)
Annaly Mortgage Management, Inc. (b)	400,000	$6,785
Host Marriott Corporation (a)	650,000	8,034
LTC Properties, Inc.	450,000	7,470
Parkway Properties, Inc.	79,000	3,512

Industrial Machinery & Equipment (2.6%)
Cooper Cameron Corporation (a)(b)	45,800	2,230
Grant Prideco, Inc. (a)	217,010	4,006
Terex Corporation (a)	95,700	3,266

Instruments & Related Products (0.4%)
Input/Output, Inc. (a)	179,500	1,488

Insurance (4.8%)
Ambac Financial Group, Inc. (b)	120,000	8,813
American Medical Security Group, Inc (a)	140,000	3,815
PMI Group, Inc. (The) (b)	113,800	4,953

Lumber & Wood Products (0.7%)
Champion Enterprises, Inc. (a)	261,600	2,401

Management Services (1.9%)
FTI Consulting, Inc. (a)	415,000	6,848

Medical Instruments & Supplies (2.2%)
Orthofix International NV (a)	185,000	7,905

Mortgage Bankers & Brokers (2.0%)
GreenPoint Financial Corp.	180,000	7,146

Oil & Gas Extraction (11.5%)
Chesapeake Energy Corporation (b)	502,900	7,403
Global Industries, Ltd. (a)	478,225	2,735
Key Energy Services, Inc. (a)	446,500	4,215
Magnum Hunter Resources, Inc. (a)	515,000	5,346
Parker Drilling Company (a)	902,600	3,448
Patterson-UTI Energy, Inc. (b)	125,620	4,197
Pioneer Natural Resources Company	240,000	8,419
Superior Energy Services, Inc. (a)	650,000	6,533

Petroleum Refining (2.0%)
Murphy Oil Corporation	100,000	7,370

Pharmaceuticals (3.0%)
ARIAD Pharmaceuticals, Inc. (a)	360,000	2,696
Bradley Pharmaceuticals, Inc. (a)(b)	230,000	6,417
Savient Pharmaceuticals, Inc. (a)	667,346	1,655

Primary Metal Industries (1.1%)
Lone Star Technologies, Inc. (a)	145,800	4,018

Radio & Television Broadcasting (0.4%)
Citadel Broadcasting Company (a)(b)	89,700	1,307

Retail Trade (1.8%)
Sports Authority, Inc. (The) (a)	180,000	6,462

Telecommunications (2.4%)
Citizens Communications Company (a)(b)	530,000	6,413
Dobson Communications Corporation– Class A (a)	678,600	2,212

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value     1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Textile Mill Products (1.0%)
Collins and Aikman Corporation (a)	622,420	$3,479

Transportation & Public Utilities (0.4%)
Orbitz, Inc.–Class A (a)(b)	71,200	1,539

Transportation Equipment (0.6%)
Fleetwood Enterprises, Inc. (a)(b)	151,500	2,204

Trucking & Warehousing (4.6%)
Overnite Corporation	154,900	4,554
Quality Distribution Inc. (a)	183,373	2,023
Yellow Roadway Corporation (a)	256,100	10,208

Water Transportation (1.2%)
Tidewater Inc.	144,900	4,318

Total Common Stocks (cost: $312,482)		328,356

	Principal	Value
SECURITY LENDING COLLATERAL (16.6%)
Debt (13.6%)

Agency Discount Notes (1.3%)
Fannie Mae
0.96%, due 07/01/2004	$1,442	$1,442
0.96%, due 07/01/2004	1,802	1,802
0.99%, due 07/01/2004	720	720
0.97%, due 07/02/2004	901	901

Bank Notes (0.3%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	361	361
Deutsche Bank AG
1.16%, due 10/12/2004	900	900

Commercial Paper (4.1%)
Compass Securitization–144A
1.25%, due 07/23/2004	1,260	1,260
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	900	900
General Electric Capital Corporation
1.20%, due 07/19/2004	899	899
1.21%, due 07/22/2004	721	721
1.22%, due 07/23/2004	721	721
1.23%, due 07/26/2004	901	901
1.22%, due 08/04/2004	1,799	1,799
Govco Incorporated–144A
1.25%, due 08/02/2004	361	361
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	719	719
1.22%, due 07/20/2004	358	358
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	361	361
Morgan Stanley
1.58%, due 10/22/2004	829	829
1.58%, due 12/10/2004	2,343	2,343
1.58%, due 03/16/2005	2,271	2,271

	Principal	Value

Commercial Paper (continued)
Sheffield Receivables–144A
1.24%, due 07/20/2004	$541	$541

Euro Dollar Overnight (0.5%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	900	900
Den Danske Bank
1.08%, due 07/02/2004	900	900

Euro Dollar Terms (3.3%)
Bank of America Corporation
1.08%, due 07/19/2004	361	361
Bank of Montreal
1.20%, due 07/23/2004	183	183
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	900	900
1.24%, due 07/23/2004	180	180
Bank of the West Inc.
1.28%, due 07/28/2004	361	361
Branch Banking & Trust
1.08%, due 07/14/2004	180	180
Calyon
1.16%, due 07/15/2004	3,425	3,425
1.17%, due 08/04/2004	541	541
1.34%, due 08/24/2004	1,262	1,262
Fortis Bank
1.19%, due 07/14/2004	180	180
1.29%, due 09/03/2004	361	361
HBOS PLC
1.30%, due 09/03/2004	361	361
Royal Bank of Canada
1.05%, due 07/08/2004	541	541
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,622	1,622
Wells Fargo & Company
1.19%, due 07/14/2004	721	721
1.25%, due 07/23/2004	361	361
1.24%, due 07/26/2004	361	361

Master Notes (0.5%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,082	1,082
1.64%, due 12/15/2004	721	721

Repurchase Agreements (3.6%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $4,218 on 07/01/2004	4,218	4,218
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,803 on 07/01/2004	1,803	1,803

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value     2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Repurchase Agreements (continued)
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,462 on 07/01/2004	$5,462	$5,462
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,622 on 07/01/2004	1,622	1,622

	Shares	Value

Investment Companies (3.0%)

Money Market Funds (3.0%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	1,493,581	$1,494
Merrimac Cash Fund–Premium Class 1 day yield of 1.11%	9,269,579	9,270

Total Security Lending Collateral (cost: $60,483)		60,483

Total Investment Securities (cost: $372,965)		$388,839

SUMMARY:
Investments, at value	106.7%	$388,839
Liabilities in excess of other assets	(6.7)%	(24,517)

Net assets	100.0%	$364,322

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $ 58,096.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 13,366, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $4,500 or 1.24% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value     3

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 372,965) (including securities loaned of $58,096)	$388,839
Cash	35,780
Receivables:
Interest	10
Dividends	401
Other	39

425,069

Liabilities:
Investment securities purchased	3
Accounts payable and accrued liabilities:
Management and advisory fees	253
Payable for collateral for securities on loan	60,483
Other	8

60,747

Net Assets	$364,322

Net Assets Consist of:
Capital Stock, 50,000 shares authorized ($.01 par value)	$243
Additional paid-in capital	331,615
Accumulated net investment loss	(465)
Undistributed net realized gain (loss) from: Investment securities	17,055
Net unrealized appreciation (depreciation) on: Investment securities	15,874

Net Assets	$364,322

Net Assets by Class:
Initial Class	$363,912
Service Class	410
Shares Outstanding:
Initial Class	24,224
Service Class	27
Net Asset Value and Offering Price Per Share:
Initial Class	$15.02
Service Class	15.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$19
Dividends	910
Income from loaned securities–net	125
Less withholding taxes on foreign dividends	(1)

1,053

Expenses:
Management and advisory fees	1,447
Printing and shareholder reports	2
Custody fees	30
Administration fees	27
Legal fees	1
Auditing and accounting fees	6
Directors fees	5

Total expenses	1,518

Net Investment Income (Loss)	(465)

Net Realized Gain (Loss) from:
Investment securities	44,656
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(32,344)

Net Gain (Loss) on Investment Securities	12,312

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,847

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    4

Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(465)	$(1,325)
Net realized gain (loss) from investment securities	44,656	28,998
Net unrealized appreciation (depreciation) on investment securities	(32,344)	154,489

	11,847	182,162

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	28,689	5,214
Service Class	402	–

	29,091	5,214

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(36,666)	(51,678)
Service Class	(7)	–

	(36,673)	(51,678)

	(7,582)	(46,464)

Net increase (decrease) in net assets	4,265	135,698

Net Assets:
Beginning of period	360,057	224,359

End of period	$364,322	$360,057

Accumulated Net Investment Loss	(465)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,920	514
Service Class	27	–

	1,947	514

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(2,427)	(5,188)
Service Class	–	–

	(2,427)	(5,188)

Net increase (decrease) in shares outstanding:
Initial Class	(507)	(4,674)
Service Class	27	–

	(480)	(4,674)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    5

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Year
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$14.56	$(0.02)	$0.48	$0.46	$–	$–	$–	$15.02
	12/31/2003	7.63	(0.05)	6.98	6.93	–	–	–	14.56
	12/31/2002	15.72	(0.05)	(6.24)	(6.29)	–	(1.80)	(1.80)	7.63
	12/31/2001	15.62	(0.03)	4.66	4.63	–	(4.53)	(4.53)	15.72
	12/31/2000	16.51	(0.03)	1.87	1.84	–	(2.73)	(2.73)	15.62
	12/31/1999	14.14	(0.04)	4.00	3.96	–	(1.59)	(1.59)	16.51
Service Class	06/30/2004	15.03	0.02	(0.03)	(0.01)	–	–	–	15.02

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.16%	$363,912	0.84%	0.84%	(0.26)%	113%
	12/31/2003	90.83	360,057	0.84	0.84	(0.49)	140
	12/31/2002	(39.46)	224,359	0.88	1.19	(0.45)	133
	12/31/2001	28.79	313,685	0.91	1.18	(0.24)	172
	12/31/2000	11.02	213,086	0.91	1.26	(0.23)	192
	12/31/1999	29.39	187,803	0.90	1.22	(0.28)	216
Service Class	06/30/2004	2.11	410	1.09	1.09	0.24	113

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 4, 1993

Service Class – May 3, 2004

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For for the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    6

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Small/Mid Cap Value (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on May 4, 1993. The Fund became part of ATSF on May 1, 2002.

On May 3, 2004, the Fund changed its name from Dreyfus Small Cap Value to Transamerica Small/Mid Cap Value and changed its sub-adviser from The Dreyfus Corporation to Transmerica Investment Management, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $295 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $54 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    7

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From January 1, 2004 to April 30, 2004:

0.80% of ANA

From May 1, 2004 on:

0.80% of the first $500 million of ANA

0.775% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    8

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $27, for Administration fees, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $14. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$394,095
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	437,365
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$21,529	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$373,873

Unrealized Appreciation	$25,462
Unrealized (Depreciation)	(10,496)

Net Unrealized Appreciation (Depreciation)	$14,966

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    9

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Dreyfus Small Cap Value

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Adoption of a new sub-advisory agreement between AEGON/Transamerica Fund Advisers, Inc. and Transamerica Investment Management LLC on behalf of the Portfolio.

For	Against	Abstain
88.86%	3.86%	7.28%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Small/Mid Cap Value    10

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (49.6%)
U.S. Treasury Bond (a)
4.00%, due 02/15/2014	$2,750	$2,621
4.75%, due 05/15/2014	4,250	4,294
5.38%, due 02/15/2031	17,100	17,246
U.S. Treasury Note
1.63%, due 01/31/2005	9,000	8,995
1.63%, due 03/31/2005 (a)	35,900	35,829
1.50%, due 07/31/2005	6,500	6,457
3.50%, due 11/15/2006 (a)	13,000	13,168
4.38%, due 05/15/2007 (a)	11,000	11,370
3.00%, due 02/15/2008 (a)	9,000	8,876
5.63%, due 05/15/2008	7,500	8,073
3.38%, due 12/15/2008	4,000	3,949
5.00%, due 02/15/2011	2,500	2,617

Total U.S. Government Obligations (cost: $124,677)		123,495

U.S. GOVERNMENT AGENCY (32.2%)
Fannie Mae
4.75%, due 01/02/2007	5,000	5,149
2.38%, due 02/15/2007 (a)	5,000	4,867
5.25%, due 08/01/2012	2,000	1,999
Fannie Mae–Conventional Pool
5.00%, due 05/01/2018	3,355	3,367
5.00%, due 04/01/2019	3,494	3,506
6.00%, due 10/01/2033	5,928	6,058
6.00%, due 01/01/2034	7,697	7,867
6.00%, due 04/01/2034	1,427	1,459
Fannie Mae–Gold Pool
5.00%, due 04/01/2018	6,190	6,209
Federal Home Loan Bank
3.63%, due 11/14/2008	15,000	14,758
3.00%, due 04/15/2009	13,000	12,342
Freddie Mac–Gold Pool
6.00%, due 11/01/2032	1,915	1,959
6.00%, due 09/01/2033	2,308	2,360
6.00%, due 01/01/2034	5,706	5,834
Ginnie Mae–FHA/VA Pool
6.00%, due 03/20/2034	2,386	2,446

Total U.S. Government Agency Obligations (cost: $82,188)		80,180

CORPORATE DEBT SECURITIES (17.0%)

Amusement & Recreation Services (0.3%)
MGM MIRAGE–144A
5.88%, due 02/27/2014	750	680

Business Credit Institutions (0.6%)
eircom Funding
8.25%, due 08/15/2013	1,500	1,560

Chemicals & Allied Products (1.9%)
Dow Chemical Company (The)
7.00%, due 08/15/2005	4,540	4,739

	Principal	Value

Commercial Banks (4.0%)
Morgan Chase & Co. (J.P.)
5.75%, due 01/02/2013	$5,000	$5,082
RBS Capital Trust I (c)
4.71%, due 12/29/2049	5,000	4,610

Hotels & Other Lodging Places (0.3%)
Park Place Entertainment Corporation
7.00%, due 04/15/2013	750	756

Insurance (0.5%)
ACE Capital Trust II
9.70%, due 04/01/2030	1,000	1,315

Lumber & Wood Products (1.1%)
Weyerhaeuser Company
7.38%, due 03/15/2032	2,500	2,719

Motion Pictures (1.1%)
Time Warner Inc.
7.63%, due 04/15/2031	2,500	2,705

Oil & Gas Extraction (0.5%)
Chesapeake Energy Corporation–144A
7.50%, due 06/15/2014	1,325	1,365

Paper & Allied Products (0.4%)
Westvaco Corporation
7.95%, due 02/15/2031	1,000	1,105

Personal Credit Institutions (1.0%)
General Motors Acceptance Corporation
7.00%, due 02/01/2012	2,500	2,570

Petroleum Refining (3.5%)
Amerada Hess Corporation
7.13%, due 03/15/2033	2,800	2,791
Conoco Funding Company
7.25%, due 10/15/2031	3,000	3,425
Suncor Energy Inc.
5.95%, due 12/01/2034	2,400	2,320

Telecommunications (1.8%)
America Movil, SA de CV–144A
5.50%, due 03/01/2014	2,750	2,533
Sprint Capital Corporation
4.78%, due 08/17/2006	2,000	2,039

Total Corporate Debt Securities (cost: $43,224)		42,314

SECURITY LENDING COLLATERAL (26.5%)

Debt (21.8%)

Agency Discount Notes (2.1%)
Fannie Mae
0.96%, due 07/01/2004	1,571	1,571
Federal Home Loan Bank
0.96%, due 07/01/2004	1,964	1,964
0.99%, due 07/01/2004	785	785
0.97%, due 07/02/2004	982	982

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    1

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Bank Notes (0.6%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	$393	$393
Deutsche Bank AG
1.16%, due 10/12/2004	982	982

Commercial Paper (6.6%)
Compass Securitization–144A
1.25%, due 07/23/2004	1,373	1,373
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	980	980
General Electric Capital Corporation
1.20%, due 07/19/2004	980	980
1.21%, due 07/22/2004	786	786
1.22%, due 07/23/2004	786	786
1.23%, due 07/26/2004	982	982
1.22%, due 08/04/2004	1,960	1,960
Govco Incorporated–144A
1.25%, due 08/02/2004	393	393
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	783	783
1.22%, due 07/20/2004	391	391
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	393	393
Morgan Stanley
1.58%, due 10/22/2004	903	903
1.58%, due 12/10/2004	2,553	2,553
1.58%, due 03/16/2005	2,474	2,474
Sheffield Receivables–144A
1.24%, due 07/20/2004	589	589

Euro Dollar Overnight (0.8%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	982	982
Den Danske Bank
1.08%, due 07/02/2004	982	982

Euro Dollar Terms (5.2%)
Bank of America Corporation
1.08%, due 07/19/2004	393	393
Bank of Montreal
1.20%, due 07/23/2004	199	199
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	982	982
1.24%, due 07/23/2004	196	196

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$393	$393
Branch Banking & Trust
1.08%, due 07/14/2004	196	196
Calyon
1.16%, due 07/15/2004	3,731	3,731
1.17%, due 08/04/2004	589	589
1.34%, due 08/24/2004	1,375	1,375
Fortis Bank
1.19%, due 07/14/2004	196	196
1.29%, due 09/03/2004	393	393
HBOS PLC
1.30%, due 09/03/2004	393	393
Royal Bank of Canada
1.05%, due 07/08/2004	589	589
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	1,767	1,767
Wells Fargo & Company
1.19%, due 07/14/2004	786	786
1.25%, due 07/23/2004	393	393
1.24%, due 07/26/2004	393	393

Master Notes (0.8%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,178	1,178
1.64%, due 12/15/2004	786	786

Repurchase Agreements (5.7%) (b)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $4,595 on 07/01/2004	4,595	4,595
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,964 on 07/01/2004	1,964	1,964
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,949 on 07/01/2004	5,949	5,949
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,767 on 07/01/2004	1,767	1,767

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    2

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Investment Companies (4.7%)

Money Market Funds (4.7%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17	1,627,247	$1,627
Merrimac Cash Fund– Premium Class
1-day yield of 1.11	10,099,146	10,099

Total Security Lending Collateral (cost: $65,896)		65,896

Total Investment Securities (cost: $315,985)		$311,885

SUMMARY:
Investments, at value	125.3%	$311,885
Liabilities in excess of other assets	(25.3)%	(62,963)

Net assets	100.0%	$248,922

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $63,841.
(b)	Cash collateral for the Repurchase Agreements, valued at $14,562, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(c)	Securities are stepbonds. RBS Capital Trust I has a coupon rate of 4.71% until 07/01/2013, thereafter the coupon rate will become the 3 month LIBOR (London Interbank Offer Rate) plus 186.5 B.P.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $9,480 or 3.81% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    3

Transamerica U.S. Government Securities

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 315,985) (including securities loaned of $63,841)	$311,885
Cash	688
Receivables:
Interest	2,402
Other	59

315,034

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	147
Service fees	3
Payable for collateral for securities on loan	65,896
Other	66

66,112

Net Assets	$248,922

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$201
Additional paid-in capital	236,378
Undistributed net investment income	13,444
Undistributed net realized gain (loss) from:
Investment securities	2,999
Net unrealized appreciation (depreciation) on:
Investment securities	(4,100)

Net Assets	$248,922

Net Assets by Class:
Initial Class	$233,815
Service Class	15,107
Shares Outstanding:
Initial Class	18,910
Service Class	1,203
Net Asset Value and Offering Price Per Share:
Initial Class	$12.36
Service Class	12.56

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$5,118
Income from loaned securities–net	48

5,166

Expenses:
Management and advisory fees	839
Printing and shareholder reports	1
Custody fees	19
Administration fees	19
Legal fees	1
Auditing and accounting fees	6
Directors fees	4
Other	18
Service fees:
Service Class	6

Total expenses	913

Net Investment Income (Loss)	4,253

Net Realized Gain (Loss) from:
Investment securities	1,821
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(7,136)

Net Gain (Loss) on Investment Securities	(5,315)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,062)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    4

Transamerica U.S. Government Securities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,253	$9,191
Net realized gain (loss) from investment securities	1,821	2,888
Net unrealized appreciation (depreciation) on investment securities	(7,136)	(3,091)

	(1,062)	8,988

Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,503)
Service Class	–	(1)

	–	(6,504)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	20,936	101,339
Service Class	14,950	5,617

	35,886	106,956

Dividends and distributions reinvested:
Initial Class	–	6,503
Service Class	–	1

	–	6,504

Cost of shares redeemed:
Initial Class	(61,164)	(119,683)
Service Class	(1,367)	(4,201)

	(62,531)	(123,884)

	(26,645)	(10,424)

Net increase (decrease) in net assets	(27,707)	(7,940)

Net Assets:
Beginning of period	276,629	284,569

End of period	$248,922	$276,629

Undistributed Net Investment Income	$13,444	$9,191

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,647	8,166
Service Class	1,199	451

	2,846	8,617

Shares issued–reinvested from distributions:
Initial Class	–	542
Service Class	–	–

	–	542

Shares redeemed:
Initial Class	(4,889)	(9,646)
Service Class	(108)	(339)

	(4,997)	(9,985)

Net increase (decrease) in shares outstanding:
Initial Class	(3,242)	(938)
Service Class	1,091	112

	(2,151)	(826)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    5

Transamerica U.S. Government Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$12.42	$0.20	$(0.26)	$(0.06)	$–	$–	$–	$12.36
	12/31/2003	12.32	0.36	(0.01)	0.35	(0.25)	–	(0.25)	12.42
	12/31/2002	11.89	0.42	0.26	0.68	(0.25)	–	(0.25)	12.32
	12/31/2001	11.88	0.36	0.23	0.59	(0.58)	–	(0.58)	11.89
	12/31/2000	11.53	0.74	0.36	1.10	(0.75)	–	(0.75)	11.88
	12/31/1999	12.32	0.62	(0.73)	(0.11)	(0.46)	(0.22)	(0.68)	11.53
Service Class	06/30/2004	12.64	0.19	(0.27)	(0.08)	–	–	–	12.56
	12/31/2003	12.58	0.38	(0.29)	0.09	(0.03)	–	(0.03)	12.64

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	(0.48)%	$233,815	0.70%	0.70%	3.30%	37%
	12/31/2003	2.95	275,208	0.69	0.69	2.89	124
	12/31/2002	5.81	284,569	0.71	0.71	3.50	379
	12/31/2001	5.10	120,875	0.75	0.79	4.64	760
	12/31/2000	10.16	75,182	0.74	0.76	5.38	1,109
	12/31/1999	(0.87)	83,777	0.73	0.77	5.52	596
Service Class	06/30/2004	(0.63)	15,107	0.95	0.95	3.06	37
	12/31/2003	0.68	1,421	0.96	0.96	4.53	124

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 13, 1994

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fee paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    6

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica U.S. Government Securities (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on May 13, 1994. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $20 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    7

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.65% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.73% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $19 for Administration fees for the period ended June 30, 2004.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    8

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX

Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$10,842
U.S. Government	83,412
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	16,827
U.S. Government	90,475
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$316,010

Unrealized Appreciation	$760
Unrealized (Depreciation)	(4,885)

Net Unrealized Appreciation (Depreciation)	$(4,125)

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica U.S. Government Securities    9

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (7.5%)
U.S. Treasury Bond (b)(d) 5.00%, due 08/15/2011	$5,000	$5,220
4.00%, due 02/15/2014	4,375	4,170
5.38%, due 02/15/2031	10,200	10,287
U.S. Treasury Bond 4.75%, due 05/15/2014 (d)	300	303
U.S. Treasury Note (b)(d) 2.25%, due 02/15/2007	10,300	10,100
3.13%, due 04/15/2009	11,100	10,785

Total U.S. Government Obligations (cost: $41,031)		40,865

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.4%)
Fannie Mae–Conventional Pool 6.00%, due 07/01/2017	3,807	3,971
6.00%, due 01/01/2018	3,795	3,958
5.00%, due 05/01/2018	1,726	1,732
5.00%, due 04/01/2019	1,799	1,805
6.50%, due 09/01/2033	6,957	7,249
6.00%, due 10/01/2033	1,711	1,749
6.00%, due 01/01/2034	5,333	5,451
6.00%, due 02/01/2034	982	1,004
6.50%, due 03/01/2034	4,924	5,131
6.00%, due 04/01/2034	4,100	4,191
Fannie Mae–Gold Pool 5.00%, due 04/01/2018	3,214	3,224
Freddie Mac–Gold Pool 5.50%, due 12/01/2018	977	1,000
7.00%, due 10/01/2028	1,293	1,370
6.50%, due 04/01/2029	1,279	1,336
6.00%, due 09/01/2033	2,105	2,153
6.50%, due 11/01/2033	9,473	9,882
6.00%, due 01/01/2034	3,016	3,084
Ginnie Mae–FHA/VA Pool 6.00%, due 02/20/2034	2,003	2,053
6.50%, due 10/15/2027	1,437	1,511

Total U.S. Government Agency Obligations (cost: $62,016)		61,854

CORPORATE DEBT SECURITIES (20.3%)

Agriculture (0.2%)
Cargill, Incorporated 5.00%, due 11/15/2013	1,000	963

Amusement & Recreation Services (0.7%)
Disney (Walt) Company (The) 4.88%, due 07/02/2004	2,000	2,000
5.62%, due 12/01/2008	1,000	1,012
MGM MIRAGE 6.00%, due 10/01/2009	1,000	980

Automotive (0.6%)
General Motors Corporation 7.70%, due 04/15/2016	1,000	1,050
Honeywell International Inc.
6.88%, due 10/03/2005	2,000	2,101

	Principal	Value

Beverages (0.5%)
Bottling Group, LLC 2.45%, due 10/16/2006	$2,000	$1,969
Cia Brasileira de Bebidas–144A 8.75%, due 09/15/2013	500	528

Business Credit Institutions (0.9%)
Deere (John) Capital Corporation 3.90%, due 01/15/2008	2,000	1,999
eircom Funding 8.25%, due 08/15/2013	1,000	1,040
Ford Motor Credit Company 6.70%, due 07/16/2004	2,000	2,003

Business Services (1.5%)
Clear Channel Communications, Inc. 8.00%, due 11/01/2008	4,050	4,582
First Data Corporation 4.70%, due 11/01/2006	3,000	3,097
International Lease Finance Corporation 5.63%, due 06/01/2007	1,000	1,049

Chemicals & Allied Products (0.2%)
Nalco Company–144A 7.75%, due 11/15/2011	1,000	1,048

Commercial Banks (1.1%)
Abbey National PLC (h) 7.35%, due 10/29/2049	2,000	2,141
Bank One Corporation 6.88%, due 08/01/2006	1,000	1,070
CS First Boston–144A (g) 7.90%, due 05/29/2049	2,000	2,203
Wells Fargo & Company 6.25%, due 04/15/2008	530	570

Communication (1.2%)
Echostar DBS Corporation 5.75%, due 10/01/2008	550	542
Viacom Inc. 7.75%, due 06/01/2005	5,500	5,760

Food & Kindred Products (0.2%)
Sara Lee Corporation 6.95%, due 10/09/2006	1,000	1,078

Food Stores (0.2%)
Stater Bros. Holdings Inc.–144A 8.13%, due 06/15/2012	1,075	1,079

Furniture & Fixtures (0.7%)
Lear Corporation 7.96%, due 05/15/2005	3,775	3,936

Health Services (0.2%)
HCA Inc. 7.13%, due 06/01/2006	1,250	1,320

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    1

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Holding & Other Investment Offices (1.2%)
EOP Operating Limited Partnership 8.38%, due 03/15/2006	$6,050	$6,547

Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corporation 7.00%, due 04/15/2013	450	453

Insurance (0.9%)
ACE INA Holdings, Inc. 8.20%, due 08/15/2004	2,600	2,618
WellPoint Health Networks Inc. 6.38%, due 06/15/2006	2,400	2,545

Insurance Agents, Brokers & Service (0.2%)
Hartford Financial Services Group, Inc. (The)–144A 4.63%, due 07/15/2013	1,000	946

Lumber & Wood Products (0.8%)
Weyerhaeuser Company 7.38%, due 03/15/2032	4,000	4,350

Metal Mining (0.1%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	400	440

Motion Pictures (0.9%)
Time Warner Inc. 9.13%, due 01/15/2013	4,000	4,876

Oil & Gas Extraction (0.2%)
Evergreen Resources, Inc.–144A 5.88%, due 03/15/2012	1,000	1,010

Personal Credit Institutions (1.3%)
Capital One Bank 8.25%, due 06/15/2005	2,000	2,097
General Electric Capital Corporation 8.85%, due 04/01/2005	3,000	3,139
General Motors Acceptance Corporation 6.75%, due 01/15/2006	2,000	2,096

Petroleum Refining (0.8%)
Amerada Hess Corporation 7.13%, due 03/15/2033	4,500	4,486

Primary Metal Industries (1.6%)
Alcoa Inc. 4.25%, due 08/15/2007	5,500	5,580
Noranda Inc. 6.00%, due 10/15/2015	3,300	2,946

Printing & Publishing (1.5%)
Gannett Co., Inc. 5.50%, due 04/01/2007	3,000	3,157
News America Holdings Incorporated 7.75%, due 12/01/2045	4,200	4,788

	Principal	Value

Restaurants (0.2%)
YUM! Brands, Inc. 7.70%, due 07/01/2012	$1,000	$1,145

Security & Commodity Brokers (0.4%)
E*TRADE Financial Corporation–144A (b) 8.00%, due 06/15/2011	1,000	995
Lehman Brothers Holdings Inc. 7.88%, due 08/15/2010	1,000	1,162

Telecommunications (0.4%)
America Movil, SA de CV–144A 5.50%, due 03/01/2014	2,000	1,842
Millicom International Cellular–144A 10.00%, due 12/01/2013	250	254

Transportation & Public Utilities (0.6%)
Magellan Midstream Partners, L.P. 6.45%, due 06/01/2014	3,100	3,114

Transportation Equipment (0.0%)
Bombardier Recreational Products–144A (b) 8.38%, due 12/15/2013	250	248

Variety Stores (0.7%)
Wal-Mart Stores, Inc. 6.55%, due 08/10/2004	3,600	3,618

Wholesale Trade Nondurable Goods (0.2%)
Domino’s, Inc. 8.25%, due 07/01/2011	1,000	1,060

Total Corporate Debt Securities (cost: $110,464)		110,632

	Shares	Value
COMMON STOCKS (60.0%)

Amusement & Recreation Services (1.3%)
Disney (Walt) Company (The)	286,100	$7,293

Beverages (0.8%)
Coca-Cola Company (The)	90,000	4,543

Chemicals & Allied Products (3.7%)
Colgate-Palmolive Company	75,000	4,384
du Pont (E.I.) de Nemours and Company	235,000	10,439
Praxair, Inc.	132,000	5,268

Commercial Banks (9.6%)
Bank of America Corporation (d)	314,922	26,649
BB&T Corporation	46,000	1,701
Citigroup Inc.	106,333	4,944
Cullen/Frost Bankers, Inc.	116,000	5,191
Mellon Financial Corporation	75,000	2,200
SouthTrust Corporation	76,000	2,950
Wells Fargo & Company (d)	145,500	8,327

Communication (0.9%)
Cox Communications, Inc.–Class A (a)(b)	175,000	4,863

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    2

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Computer & Data Processing Services (3.5%)
Microsoft Corporation	675,000	$19,278

Drug Stores & Proprietary Stores (0.1%)
Medco Health Solutions, Inc. (a)	16,160	606

Electronic & Other Electric Equipment (1.1%)
Cooper Industries, Inc.–Class A	40,000	2,376
General Electric Company	50,000	1,620
Hubbell Incorporated–Class B	45,000	2,102

Electronic Components & Accessories (2.5%)
Intel Corporation (d)	334,500	9,232
Texas Instruments Incorporated	179,000	4,328

Food & Kindred Products (4.2%)
Altria Group, Inc. (d)	285,000	14,264
Heinz (H.J.) Company	78,500	3,077
Kraft Foods, Inc.–Class A (b)	130,000	4,118
Sara Lee Corporation	60,700	1,395

Holding & Other Investment Offices (1.3%)
Plum Creek Timber Company, Inc.	210,000	6,842

Instruments & Related Products (0.2%)
Raytheon Company	35,000	1,252

Insurance (1.4%)
American International Group, Inc.	78,925	5,626
St. Paul Companies, Inc. (The)	45,690	1,852

Life Insurance (0.2%)
Manulife Financial Corporation (b)	21,242	860

Lumber & Wood Products (0.5%)
Louisiana-Pacific Corporation (b)(d)	120,000	2,838

Motion Pictures (3.0%)
Time Warner Inc. (a)	925,000	16,262

Oil & Gas Extraction (3.2%)
Anadarko Petroleum Corporation	75,000	4,395
EOG Resources, Inc.	100,000	5,971
Schlumberger Limited	107,500	6,827

Paper & Allied Products (1.1%)
Kimberly-Clark Corporation (d)	95,000	6,259

Petroleum Refining (2.6%)
BP PLC–ADR	110,000	5,893
Exxon Mobil Corporation	185,100	8,220

Pharmaceuticals (7.0%)
Bristol-Myers Squibb Co.	575,000	14,088
Merck & Co., Inc.	184,000	8,740
Pfizer Inc.	176,000	6,033
Schering-Plough Corporation	513,920	9,497

Railroads (0.4%)
Union Pacific Corporation	38,700	2,301

	Shares	Value

Savings Institutions (1.0%)
Washington Mutual, Inc.	136,500	$5,274

Security & Commodity Brokers (2.1%)
Jefferies Group, Inc.	160,000	4,947
Raymond James Financial, Inc.	210,525	5,568
T. Rowe Price Group, Inc.	20,000	1,008

Telecommunications (4.8%)
ALLTEL Corporation	178,900	9,056
Sprint Corporation (FON Group) (b)	650,000	11,440
Verizon Communications, Inc.	155,000	5,609

U.S. Government Agencies (3.5%)
Fannie Mae	270,000	19,267

Total Common Stocks (cost: $300,407)		327,073

	Principal	Value
SECURITY LENDING COLLATERAL (10.2%)

Debt (10.2%)

Agency Discount Notes (0.8%)
Fannie Mae 0.96%, due 07/01/2004	$1,320	$1,320
Federal Home Loan Bank 0.96%, due 07/01/2004	1,649	1,649
0.99%, due 07/01/2004	659	659
0.97%, due 07/02/2004	825	825

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	330	330
Deutsche Bank AG 1.16%, due 10/12/2004	825	825

Commercial Paper (2.6%)
Compass Securitization–144A 1.25%, due 07/23/2004	1,153	1,153
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	823	823
General Electric Capital Corporation 1.20%, due 07/19/2004	823	823
1.21%, due 07/22/2004	660	660
1.22%, due 07/23/2004	660	660
1.23%, due 07/26/2004	825	825
1.22%, due 08/04/2004	1,646	1,646
Govco Incorporated–144A 1.25%, due 08/02/2004	330	330
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	658	658
1.22%, due 07/20/2004	328	328
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	330	330

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    3

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
Morgan Stanley 1.58%, due 10/22/2004	$759	$759
1.58%, due 12/10/2004	2,145	2,145
1.58%, due 03/16/2005	2,079	2,079
Sheffield Receivables–144A 1.24%, due 07/20/2004	495	495

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	825	825
Den Danske Bank 1.08%, due 07/02/2004	825	825

Euro Dollar Terms (2.0%)
Bank of America Corporation 1.08%, due 07/19/2004	330	330
Bank of Montreal 1.20%, due 07/23/2004	167	167
Bank of Nova Scotia (The) 1.20%, due 07/14/2004	825	825
1.24%, due 07/23/2004	165	165
Bank of the West Inc. 1.28%, due 07/28/2004	330	330
Branch Banking & Trust 1.08%, due 07/14/2004	165	165
Calyon 1.16%, due 07/15/2004	3,134	3,134
1.17%, due 08/04/2004	495	495
1.34%, due 08/24/2004	1,155	1,155
Fortis Bank 1.19%, due 07/14/2004	165	165
1.29%, due 09/03/2004	330	330
HBOS PLC 1.30%, due 09/03/2004	330	330
Royal Bank of Canada 1.05%, due 07/08/2004	495	495
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	1,485	1,485
Wells Fargo & Company 1.19%, due 07/14/2004	660	660
1.25%, due 07/23/2004	330	330
1.24%, due 07/26/2004	330	330

Master Notes (0.3%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	990	990
1.64%, due 12/15/2004	660	660

Repurchase Agreements (2.2%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $3,859 on 07/01/2004	3,859	3,859

	Principal	Value

Repurchase Agreements (continued)
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,650 on 07/01/2004	$1,650	$1,650
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $4,998 on 07/01/2004	4,998	4,998
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,485 on 07/01/2004	1,485	1,485

	Shares	Value

Investment Companies (1.8%)

Money Market Funds (1.8%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	1,366,950	$1,367
Merrimac Cash Fund–Premium Class 1-day yield of 1.11%	8,483,669	8,483

Total Security Lending Collateral (cost: $55,355)		55,355

Total Investment Securities (cost: $569,273)		$595,779

	Contracts (e)	Value
WRITTEN OPTIONS (-0.7%)

Covered Call Options (-0.3%)
Altria Group, Inc. Call Strike $65.00, Expires 01/22/2005	300	$(6)
Bank of America Corporation Call Strike $45.00, Expires 01/22/2005	3,800	(1,310)
Intel Corporation Call Strike $40.00, Expires 07/17/2004	1,000	(5)
Louisiana Pacific Corporation Call Strike $25.00, Expires 08/21/2004	100	(7)
Louisiana Pacific Corporation Call Strike $30.00, Expires 08/21/2004	100	(3)
Wells Fargo & Company Call Strike $60.00, Expires 07/17/2004	210	(2)
Wells Fargo & Company Call Strike $60.00, Expires 01/22/2005	800	(120)

Put Options (-0.4%)
Altria Group, Inc. Put Strike $30.00, Expires 01/22/2005	900	(36)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    4

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (e)	Value
Put Options (continued)

Altria Group, Inc. Put Strike $40.00, Expires 01/21/2006	1,000	$(314)
Bank of America Corporation Put Strike $65.00, Expires 01/21/2005	200	(11)
Bristol-Myers Squibb Company Put Strike $20.00, Expires 01/22/2005	500	(16)
Bristol-Myers Squibb Company Put Strike $25.00, Expires 01/22/2005	200	(39)
Bristol-Myers Squibb Company Put Strike $20.00, Expires 01/21/2006	2,000	(234)
ChevronTexaco Corporation Put Strike $60.00, Expires 01/22/2005	160	(2)
Dominion Resources, Inc. Put Strike $50.00, Expires 01/22/2005	935	(26)
Dominion Resources, Inc. Put Strike $60.00, Expires 01/22/2005	420	(74)
du Pont (E.I.) de Nemours and Company Put Strike $35.00, Expires 01/22/2005	300	(11)
Duke Energy Corporation Put Strike $20.00, Expires 07/17/2004	750	(15)
Duke Energy Corporation Put Strike $20.00, Expires 01/22/2005	1,000	(127)
Exxon Mobil Corporation Put Strike $40.00, Expires 10/16/2004	300	(11)
Fannie Mae Put Strike $60.00, Expires 12/18/2004	230	(29)
Fannie Mae Put Strike $60.00, Expires 01/22/2005	250	(41)
Heinz (H.J.) Company Put Strike $35.00, Expires 09/18/2004	200	(2)
Heinz (H.J.) Company Put Strike $35.00, Expires 01/22/2005	250	(11)
Jeffries Group, Inc. Put Strike $30.00, Expires 10/16/2004	750	(114)
Kimberly-Clark Corporation Put Strike $45.00, Expires 01/22/2005	80	(8)
Merck & Co, Inc. Put Strike $40.00, Expires 10/16/2004	100	(3)

	Contracts (e)	Value

Put Options (continued)
Merck & Co, Inc. Put Strike $40.00, Expires 01/22/2005	200	$(14)
Merck & Co, Inc. Put Strike $40.00, Expires 01/21/2006	400	(81)
Microsoft Corporation Put Strike $25.00, Expires 07/17/2004	50	(f )
Microsoft Corporation Put Strike $27.50, Expires 07/17/2004	500	(9)
Microsoft Corporation Put Strike $25.00, Expires 10/16/2004	250	(8)
Microsoft Corporation Put Strike $15.00, Expires 01/22/2005	2,465	(12)
Praxair, Inc. Put Strike $35.00, Expires 01/22/2005	730	(64)
Rayonier, Inc. Put Strike $40.00, Expires 08/21/2004	875	(24)
Sara Lee Corporation Put Strike $20.00, Expires 07/17/2004	40	(f )
Schering-Plough Corporation Put Strike $15.00, Expires 01/21/2006	650	(70)
Schlumberger Limited Put Strike $50.00, Expires 08/21/2004	800	(8)
Southtrust Corporation Put Strike $32.50, Expires 09/18/2004	1,300	(78)
Sprint Corporation (FON Group) Put Strike $15.00, Expires 11/20/2004	3,000	(113)
Sun Microsystems, Inc. Put Strike $5.00, Expires 07/17/2004	3,300	(230)
Sun Microsystems, Inc. Put Strike $5.00, Expires 01/22/2005	3,000	(286)
Time Warner, Inc. Put Strike $18.00, Expires 07/17/2004	2,000	(100)
Time Warner, Inc. Put Strike $12.50, Expires 01/22/2005	740	(9)
Time Warner, Inc. Put Strike $15.00, Expires 01/22/2005	260	(9)
Union Pacific Corporation Put Strike $60.00, Expires 08/21/2004	700	(124)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    5

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (e)	Value

Put Options (continued)
Walt Disney Company (The) Put Strike $22.50, Expires 07/17/2004	1,200	$(9)

Total Written Options (premium: $5,527)		(3,825)

SUMMARY:
Investments, at value	109.4%	$595,779
Written options	(0.7)%	(3,825)
Liabilities in excess of other assets	(8.7)%	(47,578)

Net assets	100.0%	$544,376

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $54,023.
(c)	Cash collateral for the Repurchase Agreements, valued at $12,233, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-9.88% and 08/01/2004-09/25/2099, respectively.
(d)	At June 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at June 30, 2004, is $88,804.
(e)	Contract Amounts are not in thousands.
(f)	Value is less than $1.
(g)	Securities are stepbonds. CS First Boston has a coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.
(h)	Securities are stepbonds. Abbey National PLC has a coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $14,270 or 2.62% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    6

Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 569,273) (including securities loaned of $54,023)	$595,779
Cash	2,947
Receivables:
Investment securities sold	7,846
Interest	2,642
Dividends	779
Dividend reclaims receivable	9
Other	42

610,044

Liabilities:
Investment securities purchased	6,055
Accounts payable and accrued liabilities:
Management and advisory fees	368
Payable for collateral for securities on loan	55,355
Written options (premium $5,527)	3,825
Other	65

65,668

Net Assets	$544,376

Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$431
Additional paid-in capital	492,962
Undistributed net investment income	10,715
Undistributed net realized gain (loss) from:
Investment securities	1,214
Written option contracts	10,846
Net unrealized appreciation (depreciation) on:
Investment securities	26,506
Written option contracts	1,702

Net Assets	$544,376

Net Assets by Class:
Initial Class	$542,255
Service Class	2,121
Shares Outstanding:
Initial Class	42,930
Service Class	163
Net Asset Value and Offering Price Per Share:
Initial Class	$12.63
Service Class	12.96

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3,096
Dividends	2,618
Income from loaned securities–net	31
Less withholding taxes on foreign dividends	(6)

5,739

Expenses:
Management and advisory fees	1,286
Printing and shareholder reports	55
Custody fees	18
Administration fees	25
Legal fees	1
Auditing and accounting fees	8
Directors fees	4
Service fees:
Service Class	1

Total expenses	1,398

Net Investment Income (Loss)	4,341

Net Realized Gain (Loss) from:
Investment securities	37,803
Written option contracts	3,942

41,745

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(32,831)
Written option contracts	(2,649)

(35,480)

Net Gain (Loss) on Investment Securities and Written Option Contracts	6,265

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,606

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    7

Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,341	$6,373
Net realized gain (loss) from investment securities and written option contracts	41,745	(2,376)
Net unrealized appreciation (depreciation) on investment securities and written option contracts	(35,480)	40,115

	10,606	44,112

Distributions to Shareholders:
From net investment income:
Initial Class	–	(7,249)
Service Class	–	–

	–	(7,249)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	10,100	16,535
Service Class	1,309	437

	11,409	16,972

Proceeds from fund acquisition:
Initial Class	312,953	–
Service Class	467	–

	313,420	–

Dividends and distributions reinvested:
Initial Class	–	7,249
Service Class	–	–

	–	7,249

Cost of shares redeemed:
Initial Class	(40,549)	(58,895)
Service Class	(156)	(2)

	(40,705)	(58,897)

	284,124	(34,676)

Net increase (decrease) in net assets	294,730	2,187

Net Assets:
Beginning of period	249,646	247,459

End of period	$544,376	$249,646

Undistributed Net Investment Income	$10,715	$6,374

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	812	1,473
Service Class	102	36

	914	1,509

Shares issued–on fund acquisition:
Initial Class	25,282	–
Service Class	37	–

	25,319	–

Shares issued–reinvested from distributions:
Initial Class	–	650
Service Class	–	–

	–	650

Shares redeemed:
Initial Class	(3,241)	(5,260)
Service Class	(12)	–

	(3,253)	(5,260)

Net increase (decrease) in shares outstanding:
Initial Class	22,853	(3,137)
Service Class	127	36

	22,980	(3,101)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    8

Transamerica Value Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$12.41	$0.16	$0.06	$0.22	$–	$–	$–	$12.63
	12/31/2003	10.66	0.30	1.81	2.11	(0.36)	–	(0.36)	12.41
	12/31/2002	13.29	0.33	(2.20)	(1.87)	(0.28)	(0.48)	(0.76)	10.66
	12/31/2001	13.19	0.36	(0.07)	0.29	(0.19)	–	(0.19)	13.29
	12/31/2000	12.13	0.43	1.68	2.11	(0.55)	(0.50)	(1.05)	13.19
	12/31/1999	13.35	0.39	(1.14)	(0.75)	(0.41)	(0.06)	(0.47)	12.13
Service Class	06/30/2004	12.74	0.15	0.07	0.22	–	–	–	12.96
	12/31/2003	11.08	0.18	1.52	1.70	(0.04)	–	(0.04)	12.74

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	1.77%	$542,255	0.82%	0.82%	2.55%	93%
	12/31/2003	20.16	249,184	0.82	0.82	2.68	53
	12/31/2002	(13.82)	247,459	0.83	0.83	2.84	123
	12/31/2001	2.16	235,355	0.89	0.89	2.70	54
	12/31/2000	17.55	215,675	0.87	0.87	3.42	20
	12/31/1999	(5.64)	261,707	0.87	0.87	2.99	89
Service Class	06/30/2004	1.73	2,121	1.07	1.07	2.33	93
	12/31/2003	15.40	462	1.09	1.09	2.26	53

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – January 3, 1995

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    9

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Value Balanced (“the Fund”), part of ATSF, began operations on January 3, 1995.

On May 3, 2004, the Fund acquired all the net assets of LKCM Strategic Total Return pursuant to a plan of reorganization approved by shareholders of LKCM Strategic Total Return. The acquisition was accomplished by a tax-free exchange of 25,318 shares of the Fund for the 21,557 shares of LKCM Strategic Total Return outstanding on April 30, 2004. LKCM Strategic Total Return’s net assets at that date ($313,420), including $(45,289) of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $553,458.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Option contracts are valued at the average of the bid and ask (“mean quote”) established each day at the close of the board of trade or exchange in which they are traded.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $30 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    10

Transamerica Value Balanced

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $13 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open contracts at June 30, 2004, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning balance 12/31/2003	$7,250	40,157
Sales	3,365	29,775
Closing Buys	(243)	(2,020)
Expirations	(3,854)	(23,644)
Exercised	(991)	(4,253)

Balance at 06/30/2004	$5,527	40,015

*	Contracts not in thousands.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints

From January 1, 2004 to April 30, 2004:

0.75% of ANA

From May 1, 2004 on:

0.75% of first $750 million of ANA

0.70% of the next $250 million of ANA

0.60% of ANA over $1 billion

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    11

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.75%.

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $25, for Administration fees, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $21. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$130,675
U.S. Government	165,898
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	218,033
U.S. Government	98,832

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 203	December 31, 2007
277	December 31, 2008
26,432	December 31, 2010
2,773	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$569,534

Unrealized Appreciation	$43,935
Unrealized (Depreciation)	(17,690)

Net Unrealized Appreciation (Depreciation)	$26,245

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    12

Transamerica Value Balanced

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    13

AEGON/TRANSAMERICA SERIES FUND, INC.

RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

Each vote reported represents one dollar of net asset value held on the record date for the meeting.

LKCM Strategic Total Return

At a special meeting of shareholders held on April 27, 2004, the results of Proposal 1 were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of LKCM Strategic Total Return (the “Acquired Fund”) by Transamerica Value Balanced (the “Acquiring Fund”) solely in exchange for shares of Acquiring Fund, following by the complete liquidation of Acquired Fund.

For	Against	Abstain
88.00%	5.11%	6.89%

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Transamerica Value Balanced    14

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

CONVERTIBLE BONDS (0.2%)

Communications Equipment (0.2%)
Lucent Technologies Inc.
8.00%, due 08/01/2031	$1,965	$2,206

Total Convertible Bonds (cost: $1,492)		2,206

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)

Automotive (0.1%)
Ford Motor Company Capital Trust II	16,000	$876

Total Convertible Preferred Stocks (cost: $800)		876

PREFERRED STOCKS (0.2%)

Holding & Other Investment Offices (0.2%)
Uniprovident Corporation	106,400	2,530

Total Preferred Stocks (cost: $2,660)		2,530

COMMON STOCKS (95.0%)

Aerospace (1.0%)
Lockheed Martin Corporation	203,100	10,577

Amusement & Recreation Services (1.2%)
Disney (Walt) Company (The) (b)	523,600	13,347

Automotive (2.2%)
Ford Motor Company (b)	265,700	4,158
Honeywell International Inc.	537,800	19,700

Business Services (0.5%)
Dun & Bradstreet Corporation (The) (a)	93,150	5,022

Chemicals & Allied Products (4.4%)
Clorox Company (The)	110,700	5,953
Colgate-Palmolive Company	94,700	5,535
Dow Chemical Company (The)	269,500	10,969
du Pont (E.I.) de Nemours and Company	231,700	10,292
Great Lakes Chemical Corporation	207,900	5,626
Hercules Incorporated (a)	356,500	4,346
International Flavors & Fragrances Inc.	180,500	6,751

Commercial Banks (8.7%)
Bank of America Corporation	227,219	19,227
Bank of Ireland	72,100	960
Bank One Corporation	318,782	16,258
Citigroup Inc.	170,059	7,908
Mellon Financial Corporation	289,480	8,490
Mercantile Bankshares Corporation (b)	134,800	6,311
Morgan Chase & Co. (J.P.)	253,630	9,833
National City Corporation	159,900	5,598
Northern Trust Corporation	105,900	4,477
SunTrust Banks, Inc.	131,300	8,533
Wells Fargo & Company	99,120	5,673
Wilmington Trust Corporation	72,100	2,684

	Shares	Value

Communication (2.2%)
Comcast Corporation–Class A (a)	402,638	$11,286
Viacom, Inc.–Class B	362,600	12,952

Communications Equipment (2.7%)
Lucent Technologies Inc. (a)(b)	864,900	3,269
Motorola, Inc.	598,000	10,914
Nokia Corporation–ADR	342,400	4,978
Rockwell Collins, Inc.	308,900	10,293

Computer & Data Processing Services (1.1%)
Microsoft Corporation	414,900	11,851

Computer & Office Equipment (1.0%)
Hewlett-Packard Company	531,585	11,216

Department Stores (0.5%)
May Department Stores Company (The) (b)	208,550	5,733

Electric Services (3.3%)
Constellation Energy Group, Inc.	228,900	8,675
Duke Energy Corporation (b)	531,300	10,780
FirstEnergy Corp.	189,150	7,076
TECO Energy, Inc. (b)	74,700	896
TXU Corp.	235,900	9,556

Electric, Gas & Sanitary Services (0.7%)
NiSource Inc.	368,500	7,598

Electronic & Other Electric Equipment (3.9%)
Cooper Industries, Inc.–Class A	224,707	13,350
Emerson Electric Co.	87,000	5,529
General Electric Company	690,850	22,384
Hubbell Incorporated–Class B	36,700	1,714

Electronic Components & Accessories (0.4%)
Agere Systems Inc.–Class A (a)	106,565	245
Texas Instruments Incorporated	187,800	4,541

Environmental Services (1.0%)
Waste Management, Inc.	347,062	10,637

Fabricated Metal Products (0.9%)
Fortune Brands, Inc.	138,100	10,417

Food & Kindred Products (3.2%)
Altria Group, Inc.	131,000	6,557
Campbell Soup Company (b)	342,800	9,214
ConAgra Foods, Inc.	152,800	4,138
General Mills, Inc. (b)	170,900	8,123
Unilever NV–CVA	104,800	7,157

Food Stores (0.0%)
Winn-Dixie Stores, Inc. (b)	19,000	137

Gas Production & Distribution (0.2%)
El Paso Corporation (b)	347,300	2,737

Holding & Other Investment Offices (0.7%)
Janus Capital Group, Inc.	103,300	1,703
Simon Property Group, Inc.	111,532	5,735

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    1

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Hotels & Other Lodging Places (1.6%)
Hilton Hotels Corporation	423,500	$7,903
Starwood Hotels & Resorts Worldwide, Inc.	219,326	9,837

Industrial Machinery & Equipment (1.1%)
Baker Hughes Incorporated	88,500	3,332
Pall Corporation	347,700	9,106

Instruments & Related Products (2.7%)
Eastman Kodak Company (b)	381,100	10,282
Raytheon Company	321,500	11,500
Rockwell International Corporation	209,200	7,847

Insurance (4.5%)
Chubb Corporation	123,900	8,448
CIGNA Corporation	148,200	10,198
SAFECO Corporation	256,700	11,295
St. Paul Companies, Inc. (The)	288,710	11,705
UnumProvident Corporation	493,900	7,853

Insurance Agents, Brokers & Service (1.4%)
Marsh & McLennan Companies, Inc. (b)	332,100	15,071

Life Insurance (0.9%)
Lincoln National Corporation (b)	202,666	9,576

Lumber & Other Building Materials (1.0%)
Home Depot, Inc. (The)	302,500	10,648

Manufacturing Industries (1.0%)
Hasbro Inc.	160,550	3,050
Mattel, Inc.	465,300	8,492

Medical Instruments & Supplies (1.1%)
Baxter International Inc.	339,500	11,717

Mining (0.1%)
Vulcan Materials Company	18,400	875

Motion Pictures (1.3%)
Time Warner Inc. (a)	796,200	13,997

Motor Vehicles, Parts & Supplies (0.8%)
Genuine Parts Company	230,750	9,156

Oil & Gas Extraction (1.7%)
Anadarko Petroleum Corporation	141,200	8,274
Schlumberger Limited	110,600	7,024
Unocal Corporation	89,000	3,382

Paper & Allied Products (2.7%)
International Paper Company	296,393	13,249
Kimberly-Clark Corporation	165,800	10,923
MeadWestvaco Corporation	195,400	5,743

Petroleum Refining (8.2%)
Amerada Hess Corporation	235,730	18,667
BP PLC–ADR	226,174	12,117
ChevronTexaco Corporation	222,275	20,918
Exxon Mobil Corporation	502,438	22,313

	Shares	Value

Petroleum Refining (continued)
Marathon Oil Corporation	73,000	$2,762
Royal Dutch Petroleum Company– NY Registered Shares (b)	299,900	15,496

Pharmaceuticals (7.4%)
Abbott Laboratories	170,300	6,941
Bristol-Myers Squibb Co.	614,500	15,055
Johnson & Johnson	257,400	14,337
Medimmune, Inc. (a)	261,300	6,114
Merck & Co., Inc.	408,000	19,380
Schering-Plough Corporation	456,600	8,438
Wyeth	350,500	12,674

Primary Metal Industries (1.2%)
Alcoa Inc.	149,800	4,948
Nucor Corporation (b)	108,600	8,336

Printing & Publishing (2.9%)
Dow Jones & Company, Inc. (b)	229,700	10,359
Knight-Ridder, Inc.	128,200	9,230
New York Times Company (The)–Class A	283,000	12,653

Railroads (2.0%)
Norfolk Southern Corporation	329,000	8,725
Union Pacific Corporation	231,900	13,786

Restaurants (0.9%)
McDonald’s Corporation	397,500	10,335

Retail Trade (0.4%)
Toys “R” Us, Inc. (a)(b)	295,900	4,728

Rubber & Misc. Plastic Products (1.1%)
Newell Financial Trust I (b)	494,800	11,628

Security & Commodity Brokers (2.3%)
American Express Company	221,500	11,381
Federated Investors, Inc.–Class B	45,400	1,377
Morgan Stanley	200,800	10,596
Schwab (Charles) Corporation (The)	246,700	2,371

Telecommunications (5.2%)
ALLTEL Corporation	197,800	10,013
AT&T Corp. (b)	289,010	4,228
Qwest Communications International Inc. (a)(b)	2,009,800	7,215
SBC Communications Inc.	436,474	10,584
Sprint Corporation (FON Group) (b)	541,400	9,529
Verizon Communications, Inc.	438,042	15,853

Tobacco Products (0.7%)
UST Inc.	204,000	7,344

U.S. Government Agencies (0.7%)
Fannie Mae	108,700	7,757

Wholesale Trade Durable Goods (0.3%)
Grainger (W.W.), Inc.	57,200	3,289

Total Common Stocks (cost: $899,501)		1,051,579

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    2

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

SECURITY LENDING COLLATERAL (9.0%)

Debt (7.4%)

Agency Discount Notes (0.7%)
Fannie Mae
0.96%, due 07/01/2004	$2,378	$2,378
Federal Home Loan Bank
0.96%, due 07/01/2004	2,972	2,972
0.99%, due 07/01/2004	1,188	1,188
0.97%, due 07/02/2004	1,486	1,486

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	595	595
Deutsche Bank AG
1.16%, due 10/12/2004	1,486	1,486

Commercial Paper (2.1%)
Compass Securitization–144A
1.25%, due 07/23/2004	2,078	2,078
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	1,484	1,484
General Electric Capital Corporation
1.20%, due 07/19/2004	1,483	1,483
1.21%, due 07/22/2004	1,189	1,189
1.22%, due 07/23/2004	1,189	1,189
1.23%, due 07/26/2004	1,486	1,486
1.22%, due 08/04/2004	2,967	2,967
Govco Incorporated–144A
1.25%, due 08/02/2004	595	595
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	1,186	1,186
1.22%, due 07/20/2004	591	591
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	595	595
Morgan Stanley
1.58%, due 10/22/2004	1,368	1,368
1.58%, due 12/10/2004	3,865	3,865
1.58%, due 03/16/2005	3,746	3,746
Sheffield Receivables–144A
1.24%, due 07/20/2004	892	892

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	1,486	1,486
Den Danske Bank
1.08%, due 07/02/2004	1,486	1,486

Euro Dollar Terms (1.8%)
Bank of America Corporation
1.08%, due 07/19/2004	595	595
Bank of Montreal
1.20%, due 07/23/2004	301	301
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	1,486	1,486
1.24%, due 07/23/2004	297	297

	Principal	Value

Euro Dollar Terms (continued)
Bank of the West Inc.
1.28%, due 07/28/2004	$595	$595
Branch Banking & Trust
1.08%, due 07/14/2004	297	297
Calyon
1.16%, due 07/15/2004	5,649	5,649
1.17%, due 08/04/2004	892	892
1.34%, due 08/24/2004	2,081	2,081
Fortis Bank
1.19%, due 07/14/2004	297	297
1.29%, due 09/03/2004	595	595
HBOS PLC
1.30%, due 09/03/2004	595	595
Royal Bank of Canada
1.05%, due 07/08/2004	892	892
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	2,676	2,676
Wells Fargo & Company
1.19%, due 07/14/2004	1,189	1,189
1.25%, due 07/23/2004	595	595
1.24%, due 07/26/2004	595	595

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,784	1,784
Bear Stearns Companies Inc. (The)
1.64%, due 12/15/2004	1,189	1,189

Repurchase Agreements (2.0%) (c)
Credit Suisse First Boston (USA), Inc.
1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $6,957 on 07/01/2004	6,957	6,957
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,973 on 07/01/2004	2,973	2,973
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $9,008 on 07/01/2004	9,008	9,008
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,676 on 07/01/2004	2,676	2,676

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    3

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Investment Companies (1.6%)

Money Market Funds (1.6%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	2,463,426	$2,463
Merrimac Cash Fund– Premium Class 1 day yield of 1.11%	15,288,706	15,289

Total Security Lending Collateral (cost: $99,757)		99,757

Total Investment Securities (cost: $1,004,210)		$1,156,948

SUMMARY:
Investments, at value	104.5%	$1,156,948
Liabilities in excess of other assets	(4.5)%	(50,081)

Net assets	100.0%	$1,106,867

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $96,172.
(c)	Cash collateral for the Repurchase Agreements, valued at $22,046, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $7,421 or 0.67% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    4

T. Rowe Price Equity Income

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,004,210) (including securities loaned of $96,172 )	$1,156,948
Cash	46,937
Receivables:
Investment securities sold	2,658
Interest	78
Dividends	2,098
Dividend reclaims receivable	16
Other	83

1,208,818

Liabilities:
Investment securities purchased	1,388
Accounts payable and accrued liabilities:
Management and advisory fees	700
Service fees	1
Payable for collateral for securities on loan	99,757
Other	105

101,951

Net Assets	$1,106,867

Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$559
Additional paid-in capital	908,813
Undistributed net investment income	21,920
Undistributed net realized gain (loss) from:
Investment securities	22,878
Foreign currency transactions	(44)
Net unrealized appreciation (depreciation) on:
Investment securities	152,738
Translation of assets and liabilities denominated in foreign currencies	3

Net Assets	$1,106,867

Net Assets by Class:
Initial Class	$1,100,952
Service Class	5,915
Shares Outstanding:
Initial Class	55,589
Service Class	298
Net Asset Value and Offering Price Per Share:
Initial Class	$19.81
Service Class	19.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$187
Dividends	11,598
Income from loaned securities–net	73
Less withholding taxes on foreign dividends	(115)

11,743

Expenses:
Management and advisory fees	4,046
Printing and shareholder reports	8
Custody fees	56
Administration fees	81
Legal fees	4
Auditing and accounting fees	6
Directors fees	15
Service fees:
Service Class	4

Total expenses	4,220

Net Investment Income (Loss)	7,523

Net Realized Gain (Loss) from:
Investment securities	18,203
Foreign currency transactions	(44)

18,159

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	21,543
Translation of assets and liabilities denominated in foreign currencies	3

21,546

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	39,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,228

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    5

T. Rowe Price Equity Income

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$7,523	$14,364
Net realized gain (loss) from investment securities and foreign currency transactions	18,159	9,964
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	21,546	181,511

	47,228	205,839

Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,057)
Service Class	–	–

	–	(6,057)

From net realized gains:
Initial Class	–	(4,937)
Service Class	–	(2)

	–	(4,939)

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	32,211	329,794
Service Class	4,530	1,377

	36,741	331,171

Proceeds from fund acquisition:
Initial Class	–	54,542
Service Class	–	–

	–	54,542

Dividends and distributions reinvested:
Initial Class	–	10,994
Service Class	–	2

	–	10,996

Cost of shares redeemed:
Initial Class	(37,127)	(51,433)
Service Class	(252)	(46)

	(37,379)	(51,479)

	(638)	345,230

Net increase (decrease) in net assets	46,590	540,073

Net Assets:
Beginning of period	1,060,277	520,204

End of period	$1,106,867	$1,060,277

Undistributed Net Investment Income	$21,920	$14,397

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	1,664	20,792
Service Class	234	80

	1,898	20,872

Shares issued–on fund acquisition:
Initial Class	–	3,492
Service Class	–	–

		3,492

Shares issued–reinvested from distributions:
Initial Class	–	662
Service Class	–	–

	–	662

Shares redeemed:
Initial Class	(1,925)	(3,120)
Service Class	(13)	(3)

	(1,938)	(3,123)

Net increase (decrease) in shares outstanding:
Initial Class	(261)	21,826
Service Class	221	77

	(40)	21,903

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    6

T. Rowe Price Equity Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$18.96	$0.13	$0.72	$0.85	$–	$–	$–	$19.81
	12/31/2003	15.29	0.30	3.59	3.89	(0.12)	(0.10)	(0.22)	18.96
	12/31/2002	18.09	0.28	(2.58)	(2.30)	(0.18)	(0.32)	(0.50)	15.29
	12/31/2001	19.52	0.24	0.24	0.48	(0.35)	(1.56)	(1.91)	18.09
	12/31/2000	19.50	0.39	1.78	2.17	(0.39)	(1.76)	(2.15)	19.52
	12/31/1999	20.04	0.38	0.42	0.80	(0.40)	(0.94)	(1.34)	19.50
Service Class	06/30/2004	19.05	0.12	0.70	0.82	–	–	–	19.87
	12/31/2003	15.62	0.19	3.35	3.54	(0.01)	(0.10)	(0.11)	19.05

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	4.48%	$1,100,952	0.78%	0.78%	1.39%	9%
	12/31/2003	25.59	1,058,801	0.78	0.78	1.80	14
	12/31/2002	(12.81)	520,204	0.85	0.85	1.72	12
	12/31/2001	2.17	289,420	0.90	0.90	1.48	19
	12/31/2000	12.31	257,343	0.90	0.90	1.98	38
	12/31/1999	3.47	264,718	0.87	0.88	1.89	35
Service Class	06/30/2004	4.30	5,915	1.03	1.03	1.14	9
	12/31/2003	22.74	1,476	1.03	1.03	1.64	14

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – January 3, 1995

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    7

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Equity Income (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on January 3, 1995. The Fund became part of ATSF on May 1, 2002.

On May 1, 2003, the Fund acquired all the net assets of T. Rowe Price Dividend Growth pursuant to a plan of reorganization approved by shareholders of T. Rowe Price Dividend Growth on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 3,492 shares of the Fund for the 6,852 shares of T. Rowe Price Dividend Growth outstanding on April 30, 2003. T. Rowe Price Dividend Growth’s net assets at that date ($54,542, including $7,191 of unrealized depreciation) were combined with those of the Fund, resulting in combined net assets of $747,561.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    8

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $28 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $31 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end, and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    9

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$44,190	4%
Asset Allocation–Growth Portfolio	96,729	9%
Asset Allocation–Moderate Growth Portfolio	205,115	19%
Asset Allocation–Moderate Portfolio	155,691	14%
Select + Aggressive	121	0%
Select + Conservative	441	0%
Select Growth & Income	673	0%

Total	502,960	46%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.88% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in ATSF and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at June 30, 2004 was $44.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $81 for Administration fees for the period ended June 30, 2004.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    10

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $42. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$93,642
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	99,785
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 63	December 31, 2006
336	December 31, 2007
98	December 31, 2008
1,358	December 31, 2009
1,920	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$1,004,926

Unrealized Appreciation	$175,719
Unrealized (Depreciation)	(23,697)

Net Unrealized Appreciation (Depreciation)	$152,022

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Equity Income    11

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

PREFERRED STOCKS (0.8%)

Motion Pictures (0.8%)
News Corporation Limited (The)–ADR	77,600	$2,551

Total Preferred Stocks (cost: $2,496)		2,551

COMMON STOCKS (96.9%)

Amusement & Recreation Services (0.3%)
MGM MIRAGE (a)	17,600	826

Automotive (0.8%)
Harley-Davidson, Inc. (b)	43,100	2,670

Beverages (1.4%)
Coca-Cola Company (The)	64,600	3,261
PepsiCo, Inc.	27,400	1,476

Business Services (3.8%)
Accenture Ltd–Class A (a)	147,700	4,059
Clear Channel Communications, Inc.	68,900	2,546
eBay Inc. (a)	35,900	3,301
First Data Corporation	59,200	2,636

Chemicals & Allied Products (0.4%)
Hermes International	6,800	1,358

Commercial Banks (9.2%)
Citigroup Inc.	253,608	11,793
Credit Suisse Group (a)	69,200	2,459
MBNA Corporation	37,900	977
Mellon Financial Corporation	98,500	2,889
Northern Trust Corporation	48,600	2,055
State Street Corporation	95,700	4,692
U.S. Bancorp	97,400	2,684
UBS AG–Registered Shares	32,500	2,290

Communication (4.8%)
Comcast Corporation–Special Class A (a)	124,700	3,443
Crown Castle International Corp. (a)	127,400	1,879
Echostar Communications Corporation– Class A (a)	110,600	3,401
Liberty Media Corporation–Class A (a)	372,156	3,346
Liberty Media International, Inc.–Class A (a)	14,762	548
Viacom, Inc.–Class B	83,670	2,989

Communications Equipment (1.2%)
Corning Incorporated (a)	134,300	1,754
QUALCOMM Incorporated	12,700	927
Research In Motion Limited (a)(b)	19,200	1,314

Computer & Data Processing Services (11.3%)
Adobe Systems Incorporated	62,400	2,902
Affiliated Computer Services, Inc.– Class A (a)(b)	77,400	4,098
Fiserv, Inc. (a)	80,600	3,135
Intuit Inc. (a)	57,200	2,207
Mercury Interactive Corporation (a)(b)	37,800	1,884
Microsoft Corporation	394,000	11,253
Oracle Corporation	48,600	580

	Shares	Value

Computer & Data Processing Services (continued)
Red Hat, Inc. (a)(b)	28,800	$662
SAP AG	15,500	2,585
SunGard Data Systems Inc. (a)	47,800	1,243
VERITAS Software Corporation (a)	73,500	2,036
Yahoo! Inc. (a)	116,100	4,218

Computer & Office Equipment (3.6%)
Cisco Systems, Inc. (a)	195,400	4,630
Dell Inc. (a)	155,900	5,584
Juniper Networks, Inc. (a)	65,800	1,617

Drug Stores & Proprietary Stores (0.8%)
Walgreen Co.	72,100	2,611

Educational Services (1.1%)
Apollo Group, Inc.–Class A (a)	41,300	3,646

Electronic & Other Electric Equipment (3.0%)
General Electric Company	245,300	7,948
Samsung Electronics Co., Ltd.	4,830	1,995

Electronic Components & Accessories (4.6%)
Analog Devices, Inc.	33,600	1,582
Intel Corporation	116,100	3,204
Maxim Integrated Products	24,000	1,258
QLogic Corporation (a)	45,200	1,202
Semiconductor Manufacturing International Corporation (b)	7,169	77
STMicroelectronics NV	81,500	1,789
Tyco International Ltd.	144,044	4,774
Xilinx, Inc.	37,900	1,262

Fabricated Metal Products (0.3%)
Gillette Company (The)	22,000	933

Food & Kindred Products (0.6%)
Altria Group, Inc.	38,400	1,922

Industrial Machinery & Equipment (1.7%)
Applied Materials, Inc. (a)	87,800	1,723
Baker Hughes Incorporated	104,300	3,927

Instruments & Related Products (1.1%)
Danaher Corporation (b)	69,800	3,619

Insurance (7.3%)
ACE Limited	49,100	2,076
American International Group, Inc.	99,800	7,114
St. Paul Companies, Inc. (The)	44,040	1,785
UnitedHealth Group Incorporated	123,700	7,700
WellPoint Health Networks Inc. (a)	46,900	5,253

Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	39,300	2,701

Lumber & Other Building Materials (1.5%)
Home Depot, Inc. (The)	116,600	4,104
Kingfisher PLC	184,200	957

Manufacturing Industries (1.4%)
International Game Technology	119,100	4,596

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock     1

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Medical Instruments & Supplies (2.1%)
Biomet, Incorporated	32,100	$1,427
Boston Scientific Corporation (a)	34,200	1,464
Guidant Corporation	27,200	1,520
Medtronic, Inc.	52,500	2,558

Metal Mining (0.9%)
BHP Billiton Limited	83,500	728
Rio Tinto PLC–Registered Shares	87,600	2,107

Motion Pictures (0.4%)
Time Warner Inc. (a)	66,500	1,169

Oil & Gas Extraction (0.9%)
Schlumberger Limited	47,400	3,010

Personal Credit Institutions (1.0%)
SLM Corporation	78,600	3,179

Personal Services (1.2%)
Cendant Corporation	162,700	3,983

Petroleum Refining (1.9%)
ChevronTexaco Corporation	30,300	2,852
Exxon Mobil Corporation	74,590	3,313

Pharmaceuticals (7.3%)
Amgen Inc. (a)	70,000	3,820
Cardinal Health, Inc. (b)	15,700	1,100
Forest Laboratories, Inc. (a)	51,000	2,888
Genentech, Inc. (a)	17,800	1,000
Gilead Sciences, Inc. (a)	30,700	2,057
Johnson & Johnson	64,000	3,565
Pfizer Inc.	213,095	7,305
Teva Pharmaceutical Industries Ltd.–ADR	11,900	801
Wyeth	37,500	1,356

Primary Metal Industries (0.8%)
Nucor Corporation	34,200	2,625

Printing & Publishing (0.8%)
Scripps (E.W.) Company (The) (b)	24,500	2,573

Radio & Television Broadcasting (1.6%)
British Sky Broadcasting Group PLC	146,300	1,651
Sogecable, SA (a)(b)	35,000	1,412
Univision Communications Inc.–Class A (a)	65,400	2,088

Radio, Television & Computer Stores (1.0%)
Best Buy Co., Inc.	64,900	3,293

Restaurants (1.2%)
Compass Group PLC	365,400	2,231
Starbucks Corporation (a)	38,600	1,678

Security & Commodity Brokers (3.5%)
American Express Company	82,800	4,253
Ameritrade Holding Corporation (a)	82,600	938
Goldman Sachs Group, Inc. (The)	17,200	1,620
Merrill Lynch & Co., Inc.	65,200	3,519
Schwab (Charles) Corporation (The)	104,300	1,002

	Shares	Value

Telecommunications (2.3%)
Nextel Communications, Inc.–Class A (a)	161,200	$4,297
Vodafone Group PLC	890,304	1,950
Vodafone Group PLC–ADR	60,800	1,344

Transportation & Public Utilities (0.9%)
InterActiveCorp (a)(b)	102,800	3,098

Trucking & Warehousing (0.9%)
United Parcel Service, Inc.–Class B	41,000	3,082

U.S. Government Agencies (1.6%)
Fannie Mae	47,500	3,390
Freddie Mac	28,200	1,785

Variety Stores (3.9%)
Family Dollar Stores, Inc.	55,500	1,688
Target Corporation	127,600	5,419
Wal-Mart de Mexico SA de CV–ADR	32,500	964
Wal-Mart de Mexico SA de CV–Series V	223,800	665
Wal-Mart Stores, Inc.	77,900	4,110

Water Transportation (1.1%)
Carnival Corporation	74,600	3,506

Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corporation (b)	55,100	1,976

Total Common Stocks (cost: $264,466)		317,324

	Principal	Value
SECURITY LENDING COLLATERAL (6.2%)

Debt (5.1%)

Agency Discount Notes (0.5%)
Fannie Mae 0.96%, due 07/01/2004	$482	$482
Federal Home Loan Bank
0.96%, due 07/01/2004	602	602
0.99%, due 07/01/2004	241	241
0.97%, due 07/02/2004	301	301

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	121	121
Deutsche Bank AG 1.16%, due 10/12/2004	301	301

Commercial Paper (1.6%)
Compass Securitization–144A 1.25%, due 07/23/2004	421	421
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	301	301
General Electric Capital Corporation
1.20%, due 07/19/2004	301	301
1.21%, due 07/22/2004	241	241
1.22%, due 07/23/2004	241	241
1.23%, due 07/26/2004	301	301
1.22%, due 08/04/2004	601	601

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock     2

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
Govco Incorporated–144A 1.25%, due 08/02/2004	$121	$121
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	240	240
1.22%, due 07/20/2004	120	120
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	121	121
Morgan Stanley
1.58%, due 10/22/2004	277	277
1.58%, due 12/10/2004	783	783
1.58%, due 03/16/2005	759	759
Sheffield Receivables–144A 1.24%, due 07/20/2004	181	181

Euro Dollar Overnight (0.2%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	301	301
Den Danske Bank 1.08%, due 07/02/2004	301	301

Euro Dollar Terms (1.2%)
Bank of America Corporation 1.08%, due 07/19/2004	121	121
Bank of Montreal 1.20%, due 07/23/2004	61	61
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	301	301
1.24%, due 07/23/2004	60	60
Bank of the West Inc. 1.28%, due 07/28/2004	121	121
Branch Banking & Trust 1.08%, due 07/14/2004	60	60
Calyon
1.16%, due 07/15/2004	1,145	1,145
1.17%, due 08/04/2004	181	181
1.34%, due 08/24/2004	422	422
Fortis Bank
1.19%, due 07/14/2004	60	60
1.29%, due 09/03/2004	121	121
HBOS PLC 1.30%, due 09/03/2004	121	121
Royal Bank of Canada 1.05%, due 07/08/2004	181	181
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	542	542
Wells Fargo & Company
1.19%, due 07/14/2004	241	241
1.25%, due 07/23/2004	121	121
1.24%, due 07/26/2004	121	121

Master Notes (0.2%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	362	362
1.64%, due 12/15/2004	241	241

	Principal	Value

Repurchase Agreements (1.3%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,410 on 07/01/2004	$1,410	$1,410
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $603 on 07/01/2004	603	603
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,825 on 07/01/2004	1,825	1,825
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $542 on 07/01/2004	542	542

	Shares	Value
Investment Companies (1.1%)

Money Market Funds (1.1%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	499,314	$499
Merrimac Cash Fund– Premium Class 1-day yield of 1.11%	3,098,881	3,099

Total Security Lending Collateral (cost: $20,220)		20,220

Total Investment Securities (cost: $287,182)		$340,095

SUMMARY:
Investments, at value	103.9%	$340,095
Liabilities in excess of other assets	(3.9)%	(12,719)

Net assets	100.0%	$327,376

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(152)	07/01/2004	$(185)	$–

Total Forward Foreign Currency Contracts			$(185)	$–

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock     3

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $ 19,610.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 4,468, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,505 or 0.46% of the net assets of the Fund.

T. Rowe Price Growth Stock    4

T. Rowe Price Growth Stock

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 287,180) (including securities loaned of $19,610)	$340,095
Cash	6,492
Receivables:
Investment securities sold	3,419
Interest	2
Dividends	298
Dividend reclaims receivable	2
Other	23

350,331

Liabilities:
Investment securities purchased	2,479
Accounts payable and accrued liabilities:
Management and advisory fees	223
Payable for collateral for securities on loan	20,220
Other	33

22,955

Net Assets	$327,376

Net Assets Consist of:
Capital Stock, 100,000 shares authorized ($.01 par value)	$162
Additional paid-in capital	303,379
Undistributed net investment income	681
Accumulated net realized gain (loss) from:
Investment securities	(29,680)
Foreign currency transactions	(81)
Net unrealized appreciation (depreciation) on: Investment securities	52,913
Translation of assets and liabilities denominated in foreign currencies	2

Net Assets	$327,376

Net Assets by Class:
Initial Class	$325,233
Service Class	2,143
Shares Outstanding:
Initial Class	16,108
Service Class	106
Net Asset Value and Offering Price Per Share:
Initial Class	$20.19
Service Class	20.15
STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$11
Dividends	1,613
Income from loaned securities–net	17
Less withholding taxes on foreign dividends	(29)

1,612

Expenses:
Management and advisory fees	1,304
Printing and shareholder reports	2
Custody fees	31
Administration fees	24
Legal fees	1
Auditing and accounting fees	6
Directors fees	5
Service fees:
Service Class	2

Total expenses	1,375

Net Investment Income (Loss)	237

Net Realized Gain (Loss) from:
Investment securities	11,037
Foreign currency transactions	(81)

10,956

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(3,608)
Translation of assets and liabilities denominated in foreign currencies	1

(3,607)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	7,349

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,586

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    5

T. Rowe Price Growth Stock

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$237	$563
Net realized gain (loss) from investment securities and foreign currency transactions	10,956	(1,070)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(3,607)	75,784

	7,586	75,277

Distributions to Shareholders:
From net investment income:
Initial Class	–	(168)
Service Class	–	–

	–	(168)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	11,692	46,089
Service Class	1,659	650

	13,351	46,739

Dividends and distributions reinvested:
Initial Class	–	168
Service Class	–	–

	–	168

Cost of shares redeemed:
Initial Class	(19,057)	(19,202)
Service Class	(217)	(13)

	(19,274)	(19,215)

	(5,923)	27,692

Net increase (decrease) in net assets	1,663	102,801

Net Assets:
Beginning of period	325,713	222,912

End of period	$327,376	$325,713

Undistributed Net Investment Income	$681	$444

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	584	2,843
Service Class	83	35

	667	2,878

Shares issued–reinvested from distributions:
Initial Class	–	10
Service Class	–	–

		10

Shares redeemed:
Initial Class	(956)	(1,148)
Service Class	(11)	(1)

	(967)	(1,149)

Net increase (decrease) in shares outstanding:
Initial Class	(372)	1,705
Service Class	72	34

	(300)	1,739

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    6

T. Rowe Price Growth Stock

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$19.72	$0.01	$0.46	$0.47	$–	$–	$–	$20.19
	12/31/2003	15.09	0.03	4.61	4.64	(0.01)	–	(0.01)	19.72
	12/31/2002	19.56	0.02	(4.48)	(4.46)	(0.01)	–	(0.01)	15.09
	12/31/2001	25.62	0.02	(2.37)	(2.35)	–	(3.71)	(3.71)	19.56
	12/31/2000	28.73	–	(0.15)	(0.15)	(0.03)	(2.93)	(2.96)	25.62
	12/31/1999	25.60	0.03	5.28	5.31	(0.07)	(2.11)	(2.18)	28.73
Service Class	06/30/2004	19.70	(0.01)	0.46	0.45	–	–	–	20.15
	12/31/2003	16.08	–	3.62	3.62	–	–	–	19.70

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	2.38%	$325,233	0.84%	0.84%	0.15%	19%
	12/31/2003	30.76	325,035	0.84	0.84	0.20	38
	12/31/2002	(22.81)	222,912	0.87	0.92	0.12	48
	12/31/2001	(10.04)	229,751	0.91	0.93	0.11	67
	12/31/2000	(0.51)	269,983	0.90	0.91	0.01	80
	12/31/1999	22.19	257,879	0.87	0.88	0.21	66
Service Class	06/30/2004	2.28	2,143	1.09	1.09	(0.06)	19
	12/31/2003	22.51	678	1.12	1.12	0.01	38

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – January 3, 1995

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    7

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Growth Stock (“the Fund”), part of ATSF, began operations as part of Endeavor Series Trust on January 3, 1995. The Fund became part of ATSF on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    8

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $13 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $7 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    9

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in ATSF and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at June 30, 2004 was $13.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $24 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $12. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$61,645
U.S. Government	632
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	63,967
U.S. Government	1,413

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$18,759	December 31, 2009
11,175	December 31, 2010
4,328	December 31, 2011

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    10

T. Rowe Price Growth Stock

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The Fund has elected to treat the net currency losses incurred in the two month period prior to December 31, 2003 of $19 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$292,363

Unrealized Appreciation	$53,082
Unrealized (Depreciation)	(5,350)

Net Unrealized Appreciation (Depreciation)	$47,732

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Growth Stock    11

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (98.9%)

Air Transportation (1.7%)
AirTran Holdings, Inc. (a)	117,000	$1,654
ExpressJet Holdings, Inc. (a)	62,800	762
Frontier Airlines, Inc. (a)	258,300	2,810
JetBlue Airways Corporation (a)(b)	22,400	658
SkyWest, Inc.	207,100	3,606

Amusement & Recreation Services (1.0%)
Alliance Gaming Corporation (a)	89,800	1,541
International Speedway Corporation–Class A	10,900	530
Station Casinos, Inc.	61,500	2,977
Westwood One, Inc. (a)	24,700	588

Apparel & Accessory Stores (2.1%)
AnnTaylor, Inc. (a)	43,875	1,271
Christopher & Banks Corporation	144,200	2,554
Hot Topic, Inc. (a)(b)	138,800	2,844
Pacific Sunwear of California, Inc. (a)(b)	118,093	2,311
Ross Stores, Inc.	68,300	1,828
Talbots, Inc. (The)	34,500	1,351

Apparel Products (0.2%)
Gymboree Corporation (The) (a)	68,200	1,048

Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group, Inc. (a)	68,800	1,888

Automotive (1.3%)
Gentex Corporation (b)	76,000	3,016
Oshkosh Truck Corporation	57,700	3,307
Thor Industries, Inc.	34,700	1,161

Automotive Dealers & Service Stations (1.0%)
Group 1 Automotive, Inc. (a)	48,700	1,617
O’Reilly Automotive, Inc. (a)	77,600	3,508
Sonic Automotive, Inc.	25,300	560

Beverages (0.2%)
Boston Beer Company, Inc. (The)–Class A (a)	48,800	983

Business Services (3.1%)
Catalina Marketing Corporation (a)(b)	28,600	523
ChoicePoint Inc. (a)	77,600	3,543
Digital Insight Corporation (a)	151,600	3,143
Fair Issac Corporation	99,734	3,329
Getty Images, Inc. (a)(b)	38,200	2,292
Rent-A-Center, Inc. (a)	75,950	2,273
Valassis Communications, Inc. (a)	22,900	698
Websense, Inc. (a)	52,600	1,958

Chemicals & Allied Products (0.3%)
ATMI, Inc. (a)(b)	52,100	1,423

Commercial Banks (1.8%)
Boston Private Financial Holdings, Inc.	98,600	2,284
East West Bancorp, Inc.	62,800	1,928
Silicon Valley Bancshares (a)	35,900	1,423
Southwest Bancorporation of Texas, Inc.	35,100	1,549
UCBH Holdings, Inc.	75,300	2,976

	Shares	Value

Communication (0.4%)
Global Payments Inc. (b)	40,360	$1,817
Insight Communications Company, Inc. (a)(b)	43,800	406

Communications Equipment (2.5%)
ADTRAN, Inc.	97,100	3,240
Anaren Microwave, Inc. (a)	63,200	1,033
Centillium Communications, Inc. (a)	413,700	1,584
Inter-Tel, Incorporated	123,300	3,079
Plantronics, Inc. (a)	109,800	4,623
Powerwave Technologies, Inc. (a)(b)	103,900	800

Computer & Data Processing Services (8.6%)
Activision, Inc. (a)	141,000	2,242
Actuate Corporation (a)	178,200	704
Agile Software Corporation (a)	242,900	2,125
Borland Software Corporation (a)	160,000	1,358
CACI International Inc.–Class A (a)(b)	47,800	1,933
Cognizant Technology Solutions Corporation (a)	69,200	1,758
Computer Programs and Systems, Inc.	217,600	4,435
Concord Communications, Inc. (a)	55,500	633
EarthLink, Inc. (a)	118,200	1,223
EPIQ Systems, Inc. (a)(b)	31,300	454
F5 Networks, Inc. (a)	107,600	2,849
FactSet Research Systems Inc. (b)	27,900	1,319
Henry (Jack) & Associates, Inc.	76,300	1,534
Hyperion Solutions Corporation (a)	74,400	3,253
Informatica Corporation (a)	163,200	1,245
Inforte Corp. (a)	172,900	1,746
Macromedia, Inc. (a)	18,900	464
MatrixOne, Inc. (a)	208,200	1,439
Mercury Interactive Corporation (a)(b)	6,500	324
MTC Technologies, Inc. (a)	96,400	2,489
National Instruments Corporation (b)	25,500	782
Netegrity, Inc. (a)	86,700	733
Open Text Corporation (a)(b)	82,100	2,619
Packeteer, Inc. (a)(b)	116,700	1,885
Radiant Systems, Inc. (a)	68,650	322
Red Hat, Inc. (a)(b)	65,900	1,514
SERENA Software, Inc. (a)(b)	124,300	2,373
SkillSoft PLC–ADR (a)	65,400	497
SRA International, Inc.–Class A (a)	80,000	3,386
Symantec Corporation (a)	27,300	1,195

Computer & Office Equipment (1.5%)
Avocent Corporation (a)	14,050	516
Black Box Corporation (b)	21,000	992
Maxtor Corporation (a)(b)	325,500	2,158
Polycom, Inc. (a)	114,712	2,571
SanDisk Corporation (a)(b)	97,400	2,113

Construction (1.2%)
Insituform Technologies, Inc.–Class A (a)(b)	48,600	791
M.D.C. Holdings, Inc. (b)	32,989	2,098
Standard Pacific Corp.	27,000	1,331
Toll Brothers, Inc. (a)(b)	55,800	2,361

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    1

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Drug Stores & Proprietary Stores (0.8%)
drugstore.com, inc. (a)	199,600	$697
Omnicare, Inc.	95,300	4,080

Educational Services (3.2%)
Apollo Group, Inc.–University of Phoenix Online (a)	54,333	4,759
Career Education Corporation (a)	35,800	1,631
Corinthian Colleges, Inc. (a)(b)	89,800	2,222
DeVRY Inc. (a)	106,000	2,907
Education Management Corporation (a)	128,800	4,231
ITT Educational Services, Inc. (a)	69,400	2,639

Electrical Goods (0.4%)
Hughes Supply, Inc.	37,900	2,233

Electronic & Other Electric Equipment (0.4%)
Digital Theater Systems, Inc. (a)	42,500	1,111
Harman International Industries, Incorporated	14,600	1,329
Micrel, Incorporated (a)	13,200	160

Electronic Components & Accessories (7.3%)
Advanced Energy Industries, Inc. (a)	233,700	3,674
Aeroflex Incorporated (a)	317,600	4,551
AMIS Holdings, Inc. (a)	72,000	1,218
Exar Corporation (a)	84,700	1,242
Integrated Circuit Systems, Inc. (a)(b)	78,400	2,129
Integrated Silicon Solution, Inc. (a)	160,600	1,961
Intersil Corporation–Class A (b)	126,960	2,750
KEMET Corporation (a)	65,600	802
Lattice Semiconductor Corporation (a)	102,800	721
Mercury Computer Systems, Inc. (a)	118,200	2,931
Microchip Technology Incorporated	9,637	304
OmniVision Technologies, Inc. (a)(b)	186,800	2,979
Pericom Semiconductor Corporation (a)	93,400	1,000
Plexus Corp. (a)(b)	172,900	2,334
REMEC, Inc. (a)	63,700	403
Semtech Corporation (a)(b)	90,400	2,128
Sigmatel Incorporated (a)	35,000	1,017
Silicon Storage Technology, Inc. (a)	136,200	1,403
Skyworks Solutions, Inc. (a)	75,000	655
Tessera Technologies, Inc. (a)	72,000	1,297
TriQuint Semiconductor, Inc. (a)(b)	99,161	541
TTM Technologies, Inc. (a)	226,800	2,688
Zoran Corporation (a)	156,182	2,866

Environmental Services (0.8%)
Stericycle, Inc. (a)(b)	40,700	2,106
Waste Connections, Inc. (a)	73,050	2,167

Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc. (b)	22,000	1,235

Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. (a)	29,700	742

	Shares	Value

Food Stores (0.3%)
Whole Foods Market, Inc. (b)	17,500	$1,670

Furniture & Fixtures (0.1%)
La-Z-Boy Incorporated	39,700	714

Furniture & Home Furnishings Stores (1.1%)
Cost Plus, Inc. (a)(b)	98,550	3,198
Pier 1 Imports, Inc.	89,400	1,581
Williams-Sonoma, Inc. (a)(b)	48,700	1,605

Health Services (4.4%)
Accredo Health, Incorporated (a)(b)	113,450	4,418
AMN Healthcare Services, Inc. (a)(b)	23,849	365
AmSurg Corp. (a)	53,700	1,349
Caremark Rx, Inc. (a)	46,644	1,536
Community Health Systems, Inc. (a)	40,500	1,084
DaVita Inc. (a)	95,400	2,941
Gentiva Health Services, Inc. (a)	104,100	1,693
LifePoint Hospitals, Inc. (a)	90,800	3,380
Manor Care, Inc.	44,300	1,448
Matria Healthcare, Inc. (a)(b)	18,700	469
Renal Care Group, Inc. (a)	41,400	1,372
Symbion, Inc. (a)	46,900	819
Triad Hospitals, Inc. (a)	27,900	1,039
United Surgical Partners International, Inc. (a)	82,800	3,268

Holding & Other Investment Offices (0.4%)
Redwood Trust, Inc. (b)	38,200	2,127

Industrial Machinery & Equipment (3.7%)
Axcelis Technologies, Inc. (a)	88,600	1,102
Cymer, Inc. (a)(b)	65,600	2,456
Engineered Support Systems, Inc.	76,900	4,499
FMC Technologies, Inc. (a)	29,900	861
National-Oilwell, Inc. (a)	51,400	1,619
Oil States International, Inc. (a)	79,500	1,216
Varco International Inc. (a)	62,800	1,375
Varian Semiconductor Equipment Associates, Inc. (a)	72,000	2,776
Zebra Technologies Corporation–Class A (a)	59,750	5,198

Instruments & Related Products (4.4%)
August Technology Corporation (a)	51,800	650
Avid Technology, Inc. (a)	90,200	4,922
Cognex Corporation	57,200	2,201
Coherent, Inc. (a)	44,600	1,331
Cohu, Inc.	54,200	1,032
Cytyc Corporation (a)(b)	76,300	1,936
Dionex Corporation (a)	16,850	930
FLIR Systems, Inc. (a)(b)	68,900	3,783
Fossil, Inc. (a)	63,412	1,728
Herley Industries, Inc. (a)	61,300	1,198
Lexar Media, Inc. (a)(b)	139,600	933
Newport Corporation (a)	17,200	278
Pinnacle Systems, Inc. (a)(b)	68,000	486
Rudolph Technologies, Inc. (a)(b)	24,700	449

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    2

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Instruments & Related Products (continued)
SBS Technologies, Inc. (a)	56,800	$913
STAAR Surgical Company (a)(b)	139,100	1,085
Varian, Inc. (a)	27,900	1,176

Insurance (3.2%)
Coventry Health Care, Inc. (a)	83,700	4,092
First Health Group Corp. (a)	107,700	1,681
Max Re Capital Ltd.	72,800	1,418
PMI Group, Inc. (The)	13,200	574
RenaissanceRe Holdings Ltd.	51,000	2,751
StanCorp Financial Group, Inc.	27,600	1,849
Triad Guaranty Inc. (a)	58,700	3,416
WellChoice, Inc. (a)	55,100	2,281

Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc. (b)	42,300	1,823

Leather & Leather Products (0.3%)
Timberland Company (The)–Class A (a)	22,400	1,447

Management Services (2.1%)
Advisory Board Company (The) (a)	97,100	3,457
Corporate Executive Board Company (The) (b)	97,400	5,629
Exult, Inc. (a)(b)	209,500	1,127
Resources Connection, Inc. (a)	41,100	1,607

Manufacturing Industries (0.4%)
Marvel Enterprises, Inc. (a)(b)	105,400	2,057

Medical Instruments & Supplies (4.3%)
Advanced Neuromodulation Systems, Inc. (a)	48,600	1,594
Apogent Technologies, Inc. (a)(b)	27,800	890
Conceptus, Inc. (a)(b)	41,000	461
Cyberonics, Inc. (a)(b)	11,800	394
DENTSPLY International Inc.	48,400	2,522
ICU Medical, Inc. (a)(b)	70,400	2,361
INAMED Corporation (a)	74,150	4,660
Mentor Corporation	21,800	748
Respironics, Inc. (a)(b)	66,100	3,883
STERIS Corporation (a)	162,200	3,659
Thoratec Corporation (a)(b)	178,800	1,919
Wright Medical Group, Inc. (a)	31,500	1,121

Mortgage Bankers & Brokers (0.2%)
Doral Financial Corporation	37,125	1,281

Motion Pictures (0.9%)
CNET Networks, Inc. (a)(b)	82,100	909
Macrovision Corporation (a)	160,000	4,005

Oil & Gas Extraction (4.0%)
Atwood Oceanics, Inc. (a)	15,100	630
Cabot Oil & Gas Corporation–Class A	51,100	2,162
Cal Dive International, Inc. (a)(b)	106,800	3,238
Comstock Resources Inc. (a)	46,400	903
Core Laboratories NV (a)	16,300	375
Evergreen Resources, Inc. (a)	45,100	1,822
Global Industries, Ltd. (a)	76,800	439

	Shares	Value

Oil & Gas Extraction (continued)
Grey Wolf, Inc. (a)	556,400	$2,359
Helmerich & Payne, Inc.	43,900	1,147
Key Energy Services, Inc. (a)	29,200	276
Patterson-UTI Energy, Inc. (b)	91,600	3,060
Spinnaker Exploration Company (a)	56,700	2,233
Stone Energy Corporation (a)(b)	37,600	1,718
Unit Corporation (a)	81,400	2,560

Personal Credit Institutions (0.2%)
First Marblehead Corporation (a)(b)	26,700	1,075

Pharmaceuticals (8.7%)
Abgenix, Inc. (a)(b)	78,900	925
Albany Molecular Research, Inc. (a)	79,200	1,024
Alkermes, Inc. (a)(b)	64,000	870
Andrx Corporation–Andrx Group (a)	32,200	899
Bradley Pharmaceuticals, Inc. (a)(b)	97,400	2,717
Celgene Corporation (a)	41,200	2,359
Cephalon, Inc. (a)(b)	27,914	1,507
Charles River Laboratories, Inc. (a)	62,500	3,054
Digene Corporation (a)	86,700	3,167
Eon Labs, Inc. (a)(b)	97,600	3,995
Human Genome Sciences, Inc. (a)	68,700	799
ICOS Corporation (a)(b)	43,600	1,301
IDEXX Laboratories, Inc. (a)(b)	16,500	1,039
Invitrogen Corporation (a)	42,600	3,067
K-V Pharmaceutical Company–Class A (a)(b)	86,400	1,995
Martek Biosciences Corp. (a)(b)	61,900	3,477
Medicis Pharmaceutical Corporation– Class A (b)	98,200	3,923
Neurocrine Biosciences, Inc. (a)	47,300	2,453
Noven Pharmaceuticals, Inc. (a)	130,800	2,880
Par Pharmaceutical Companies, Inc. (a)	16,700	588
Protein Design Labs, Inc. (a)	123,100	2,355
Taro Pharmaceutical Industries Ltd. (a)(b)	44,200	1,923
Techne Corporation (a)	55,900	2,429
Vertex Pharmaceuticals Incorporated (a)	33,650	365

Primary Metal Industries (0.9%)
Lone Star Technologies, Inc. (a)	39,500	1,089
Maverick Tube Corporation (a)	104,900	2,755
Steel Dynamics, Inc. (a)	41,400	1,185

Printing & Publishing (0.5%)
Scholastic Corporation (a)(b)	98,800	2,959

Radio & Television Broadcasting (1.8%)
Cox Radio, Inc.–Class A (a)	69,500	1,208
Emmis Communications Corporation–Class A (a)	141,500	2,969
Entercom Communications Corp. (a)	24,600	918
Radio One, Inc.–Class D (a)(b)	204,800	3,279
Regent Communications, Inc. (a)	116,700	722
Spanish Broadcasting System, Inc. (a)	103,600	965

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    3

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Radio, Television & Computer Stores (0.2%)
GameStop Corp. (a)	56,200	$855

Research & Testing Services (1.2%)
Forrester Research, Inc. (a)	124,800	2,328
Pharmaceutical Product Development, Inc. (a)(b)	72,800	2,313
Symyx Technologies, Inc. (a)	99,300	2,395

Restaurants (2.4%)
CEC Entertainment Inc. (a)	103,800	3,063
Cheesecake Factory Incorporated (The) (a)(b)	42,300	1,683
P.F. Chang's China Bistro, Inc. (a)(b)	65,100	2,679
RARE Hospitality International, Inc. (a)	101,975	2,539
Ruby Tuesday, Inc.	59,100	1,622
Sonic Corp. (a)	81,262	1,849

Retail Trade (1.9%)
A.C. Moore Arts & Crafts, Inc. (a)	125,800	3,461
Insight Enterprises, Inc. (a)	83,200	1,478
Michaels Stores, Inc.	45,100	2,481
PETsMART, Inc. (b)	83,000	2,693
Schein (Henry), Inc. (a)	10,200	644

Rubber & Misc. Plastic Products (0.6%)
Entegris, Inc. (a)	128,700	1,489
VANS, INC. (a)	79,700	1,638

Savings Institutions (0.5%)
IndyMac Bancorp, Inc.	83,100	2,626

Security & Commodity Brokers (2.3%)
Affiliated Managers Group, Inc. (a)(b)	62,700	3,158
Eaton Vance Corp.	44,400	1,697
Greenhill & Co., Inc. (a)	9,000	188
Investors Financial Services Corp.	83,900	3,656
Legg Mason, Inc.	12,400	1,129
Raymond James Financial, Inc.	55,500	1,468
Waddell & Reed Financial, Inc.–Class A	70,450	1,558

Social Services (0.6%)
Bright Horizons Family Solutions, Inc. (a)	61,800	3,313

Telecommunications (0.9%)
Nextel Partners, Inc.–Class A (a)(b)	275,500	4,385
NII Holdings, Inc. (a)(b)	19,500	657

Transportation & Public Utilities (1.0%)
Forward Air Corporation (a)	55,100	2,061
UTI Worldwide, Inc.	72,700	3,831

Trucking & Warehousing (1.2%)
Iron Mountain Incorporated (a)(b)	97,900	4,725
Old Dominion Freight Line, Inc. (a)	62,150	1,832

Variety Stores (0.8%)
Dollar Tree Stores, Inc. (a)	29,650	813
Family Dollar Stores, Inc.	13,900	423
Fred’s, Inc.	138,350	3,056

	Shares	Value

Wholesale Trade Durable Goods (1.2%)
Patterson Dental Company (a)(b)	46,300	$3,541
SCP Pool Corporation	75,425	3,394

Wholesale Trade Nondurable Goods (1.5%)
Performance Food Group Company (a)	34,900	926
SunOpta Inc. (a)(b)	311,400	2,659
Tractor Supply Company (a)	41,200	1,723
United Natural Foods, Inc. (a)	111,800	3,232

Total Common Stocks (cost: $462,968)		560,147

	Principal	Value
SECURITY LENDING COLLATERAL (19.7%)

Debt (16.2%)

Agency Discount Notes (1.6%)
Fannie Mae
0.96%, due 07/01/2004	$2,654	$2,654
Federal Home Loan Bank
0.96%, due 07/01/2004	3,317	3,317
0.99%, due 07/01/2004	1,326	1,326
0.97%, due 07/02/2004	1,659	1,659

Bank Notes (0.4%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	664	664
Deutsche Bank AG
1.16%, due 10/12/2004	1,659	1,659

Commercial Paper (4.8%)
Compass Securitization–144A
1.25%, due 07/23/2004	2,319	2,319
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	1,656	1,656
General Electric Capital Corporation
1.20%, due 07/19/2004	1,655	1,655
1.21%, due 07/22/2004	1,327	1,327
1.22%, due 07/23/2004	1,327	1,327
1.23%, due 07/26/2004	1,659	1,659
1.22%, due 08/04/2004	3,311	3,311
Govco Incorporated–144A
1.25%, due 08/02/2004	664	664
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	1,323	1,323
1.22%, due 07/20/2004	660	660
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	664	664
Morgan Stanley
1.58%, due 10/22/2004	1,526	1,526
1.58%, due 12/10/2004	4,312	4,312
1.58%, due 03/16/2005	4,180	4,180
Sheffield Receivables–144A
1.24%, due 07/20/2004	995	995

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    4

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Overnight (0.6%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	$1,659	$1,659
Den Danske Bank
1.08%, due 07/02/2004	1,659	1,659

Euro Dollar Terms (3.9%)
Bank of America Corporation
1.08%, due 07/19/2004	664	664
Bank of Montreal
1.20%, due 07/23/2004	336	336
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	1,659	1,659
1.24%, due 07/23/2004	332	332
Bank of the West Inc.
1.28%, due 07/28/2004	664	664
Branch Banking &Trust
1.08%, due 07/14/2004	332	332
Calyon
1.16%, due 04/02/1917	6,302	6,302
1.17%, due 08/04/2004	995	995
1.34%, due 08/24/2004	2,322	2,322
Fortis Bank
1.19%, due 07/14/2004	332	332
1.29%, due 09/03/2004	664	664
HBOS PLC
1.30%, due 09/03/2004	664	664
Royal Bank of Canada
1.05%, due 07/08/2004	995	995
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	2,986	2,986
Wells Fargo & Company
1.19%, due 07/14/2004	1,327	1,327
1.25%, due 07/23/2004	664	664
1.24%, due 07/26/2004	664	664

Master Notes (0.6%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	1,991	1,991
1.64%, due 12/15/2004	1,327	1,327

	Principal	Value

Repurchase Agreements (4.3%)(c)
Credit Suisse First Boston (USA), Inc. 1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $7,762 on 07/01/2004	$7,762	$7,762
Goldman Sachs Group Inc. (The) 1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $3,318 on 07/01/2004	3,318	3,318
Merrill Lynch & Co., Inc. 1.54% Repurchase Agreement dated 06/30/2004 to be repurchased at $10,051 on 07/01/2004	10,051	10,051
Morgan Stanley 1.58% Repurchase Agreement dated 06/30/2004 to be repurchased at $2,986 on 07/01/2004	2,986	2,986

	Shares	Value
Investment Companies (3.5%)

Money Market Funds (3.5%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.17%	2,749,020	$2,749
Merrimac Cash Fund– Premium Class
1-day yield of 1.11%	17,061,182	17,061

Total Security Lending Collateral (cost: $111,322)		111,322

Total Investment Securities (cost: $574,290)		$671,469

SUMMARY:
Investments, at value	118.6%	$671,469
Liabilities in excess of other assets	(18.6)%	(105,340)

Net assets	100.0%	$566,129

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $106,907.
(c)	Cash collateral for the Repurchase Agreements, valued at $24,601, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $8,281 or 1.46% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    5

T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 574,290) (including securities loaned of $106,907)	$671,469
Cash	11,142
Receivables:
Investment securities sold	1,135
Interest	5
Dividends	79
Other	94

683,924

Liabilities:
Investment securities purchased	6,013
Accounts payable and accrued liabilities:
Management and advisory fees	357
Service fees	1
Payable for collateral for securities on loan	111,322
Other	102

117,795

Net Assets	$566,129

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$478
Additional paid-in capital	464,251
Accumulated net investment loss	(1,499)
Undistributed net realized gain (loss) from: Investment securities	5,720
Net unrealized appreciation (depreciation) on: Investment securities	97,179

Net Assets	$566,129

Net Assets by Class:
Initial Class	$561,024
Service Class	5,105
Shares Outstanding:
Initial Class	47,340
Service Class	432
Net Asset Value and Offering Price Per Share:
Initial Class	$11.85
Service Class	11.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$10
Dividends	610
Income from loaned securities–net	80
Less withholding taxes on foreign dividends	(1)

699

Expenses:
Management and advisory fees	2,089
Printing and shareholder reports	15
Custody fees	33
Administration fees	42
Legal fees	2
Auditing and accounting fees	6
Directors fees	7
Service fees:
Service Class	4

Total expenses	2,198

Net Investment Income (Loss)	(1,499)

Net Realized Gain (Loss) from:
Investment securities	19,370
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	13,353

Net Gain (Loss) on Investment Securities	32,723

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,224

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    6

T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,499)	$(1,544)
Net realized gain (loss) from investment securities	19,370	26
Net unrealized appreciation (depreciation) on investment securities	13,353	98,012

	31,224	96,494

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	47,707	390,168
Service Class	4,340	1,574

	52,047	391,742

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(61,712)	(57,908)
Service Class	(910)	(157)

	(62,622)	(58,065)

	(10,575)	333,677

Net increase (decrease) in net assets	20,649	430,171

Net Assets:
Beginning of period	545,480	115,309

End of period	$566,129	$545,480

Accumulated Net Investment Loss	$(1,499)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	4,076	40,429
Service Class	373	153

	4,449	40,582

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(5,356)	(6,272)
Service Class	(79)	(15)

	(5,435)	(6,287)

Net increase (decrease) in shares outstanding:
Initial Class	(1,280)	34,157
Service Class	294	138

	(986)	34,295

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    7

T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$11.19	$(0.03)	$0.69	$0.66	$–	$–	$–	$11.85
	12/31/2003	7.97	(0.05)	3.27	3.22	–	–	–	11.19
	12/31/2002	10.97	(0.07)	(2.93)	(3.00)	–	–	–	7.97
	12/31/2001	12.15	(0.08)	(1.10)	(1.18)	–	–	–	10.97
	12/31/2000	13.41	(0.08)	(1.04)	(1.12)	(0.14)	–	(0.14)	12.15
	12/31/1999	10.00	(0.03)	3.87	3.84	(0.43)	–	(0.43)	13.41
Service Class	06/30/2004	11.17	(0.05)	0.70	0.65	–	–	–	11.82
	12/31/2003	8.31	(0.05)	2.91	2.86	–	–	–	11.17

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	5.90%	$561,024	0.79%	0.79%	(0.54)%	16%
	12/31/2003	40.40	543,942	0.80	0.80	(0.54)	17
	12/31/2002	(27.35)	115,309	0.96	0.96	(0.75)	39
.	12/31/2001	(9.71)	58,099	1.00	1.05	(0.73)	42
	12/31/2000	(8.45)	30,024	1.00	1.14	(0.57)	65
	12/31/1999	38.49	9,824	1.00	2.46	(0.44)	159
Service Class	06/30/2004	5.82	5,105	1.04	1.04	(0.78)	16
	12/31/2003	34.42	1,538	1.05	1.05	(0.74)	17

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    8

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Small Cap (“the Fund”), part of ATSF, began operations on May 3, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ INMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $12 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $34 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    9

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S.. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$19,813	3%
Asset Allocation–Growth Portfolio	66,865	12%
Asset Allocation–Moderate Growth Portfolio	115,423	20%
Asset Allocation–Moderate Portfolio	89,739	16%

Total	$291,840	51%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in ATSF and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at June 30, 2004 was $23.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    10

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $42 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $22. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$88,762
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	101,132
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 11	December 31, 2008
2,730	December 31, 2009
8,881	December 31, 2010
502	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$575,318

Unrealized Appreciation	$114,979
Unrealized (Depreciation)	(18,828)

Net Unrealized Appreciation (Depreciation)	$96,151

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

T. Rowe Price Small Cap    11

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS (0.1%)

Australia (0.0%)
Westfield Trust–New units	1,077	$3
Westfield Trust–Units	30,048	92

Ireland (0.0%)
Grafton Group PLC–Units	1,300	10

Switzerland (0.1%)
Compagnie Financiere Richemont AG–Units	5,640	147

Total Convertible Preferred Stocks (cost: $214)		252

PREFERRED STOCKS (0.3%)

Australia (0.1%)
News Corporation Limited (The)	26,813	219

Germany (0.2%)
Henkel KGaA	847	72
Porsche AG	299	201
ProSiebenSat.1 Media AG (b)	1,925	35
RWE AG	256	10
Volkswagen AG	2,426	70

Thailand (0.0%)
Siam Commercial Bank Public Company Limited	27,281	32

Total Preferred Stocks (cost: $548)		639

COMMON STOCKS (90.2%)

Australia (1.9%)
Alumina Limited	15,409	57
Amcor Limited	11,244	55
AMP Limited	17,588	78
Ansell Limited	1,835	10
Australia and New Zealand Banking Group Limited	19,122	243
Australian Gas Light Company (The)	6,149	52
BHP Billiton Limited	47,139	411
BHP Steel	11,640	55
Boral Limited	8,299	37
Brambles Industries Limited	13,092	55
Centro Properties Group	9,373	26
CFS Gandel Retail Trust	20,864	20
Coca-Cola Amatil Limited	6,666	32
Coles Myer Limited	14,206	85
Commonwealth Bank of Australia	15,801	358
CSL Limited	939	15
CSR Limited	17,529	27
Foster's Group Limited	26,998	89
General Property Trust–Units	26,184	64
Insurance Australia Group Limited	22,476	78
Investa Property Group	16,964	23
John Fairfax Holdings Limited	12,886	33
Leighton Holdings Limited	2,375	15
Lend Lease Corporation Limited	5,484	39
Macquarie Bank Limited	2,764	65
Macquarie Infrastructure Group	25,282	58

	Shares	Value

Australia (continued)
Mayne Group Limited	11,908	$28
Mirvac Group	10,288	31
National Australia Bank Limited	19,378	403
Newcrest Mining Limited	4,854	47
News Corporation Limited (The)	18,808	166
Orica Limited	4,055	43
Origin Energy Limited	4,142	16
PaperlinX Limited	5,615	19
Patrick Corporation Limited	8,286	31
QBE Insurance Group Limited	8,651	77
Rinker Group Limited	12,908	72
Rio Tinto Limited	4,066	102
Santos Limited	8,266	40
Sonic Healthcare Limited	1,814	12
Southcorp Limited (a)	9,419	21
Stockland Trust Group	13,176	48
Suncorp-Metway Limited	7,099	70
TABCORP Holdings Limited	5,234	52
Telestra Corporation Limited	28,548	100
Transurban Group	7,311	25
Wesfarmers Ltd.	4,969	102
Westfield Holdings Limited	5,654	61
Westpac Banking Corporation	22,346	274
WMC Resources Ltd.	15,663	54
Woodside Petroleum Ltd.	6,304	73
Woolworths Limited	13,072	104

Austria (0.6%)
Bank Austria Creditanstalt	1,487	87
Boehler-Uddeholm AG	377	31
Erste Bank der oesterreichischen Sparkassen AG	2,599	408
Flughafen Wien AG	989	57
Mayr-Melnhof Karton AG–ADR	397	51
OMV AG	900	175
RHI AG (a)	775	17
Telekom Austria AG	19,849	303
VA Technologie AG (a)	573	32
voestalpine AG	1,550	76
Wienerberger AG	3,051	106

Belgium (0.7%)
Agfa-Gevaert N.V.	4,067	101
Bekaert NV	153	9
Belgacom SA (a)	977	30
Delhaize Group	487	25
Dexia	18,356	305
Electrabel SA	407	131
Fortis	25,919	574
Interbrew	239	8
Kredietbank SA Luxembourgeoise	2,533	146
Solvay SA	1,236	101
UCB SA	2,468	115

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    1

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Bermuda (0.1%)
Cheung Kong Infrastructure Holdings Limited	14,000	$34
Esprit Holdings Limited	21,500	96
Li & Fung Limited	40,000	58
SCMP Group Limited	10,000	4
Yue Yuen Industrial (Holdings) Limited	11,500	28

China (1.0%)
Aluminum Corporation of China Limited–H Shares	180,000	96
Angang New Steel Company Limited	57,000	20
Beijing Capital International Airport Company Limited–H Shares	118,000	36
Beijing Datang Power Generation Company Limited–H Shares	82,000	64
BYD Company Limited	9,000	27
China Life Insurance Company Limited–H Shares (a)	396,000	234
China Oilfield Services Limited	50,000	14
China Petroleum & Chemical Corporation (Sinopec)–H Shares	898,000	328
China Shipping Development Co., Ltd.–H Shares	28,000	17
China Southern Airlines Company Limited– H Shares (a)	78,000	31
China Telecom Corporation, Ltd.	470,000	164
Huaneng Power International, Inc.	168,000	150
Jiangsu Expressway Company Limited–H Shares	78,000	38
Jiangxi Copper Co. Ltd.–H Shares	69,000	31
Mannshan Iron and Steel Company Limited	100,000	32
PetroChina Company Limited	940,000	434
PICC Property and Casualty Company Limited–H Shares (a)	187,000	72
Shandong International Power Development Company Limited–H Shares	118,000	40
SINOPEC Shanghai Petrochemical Company Limited	136,000	45
Sinopec Zhenhai Refining and Chemical Company Limited	8,000	8
Sinotrans Limited–H Shares	131,000	47
Weiqiao Textile Company Limited	16,000	23
Yanzhou Coal Mining Company Limited–H Shares	60,000	65
Zhejiang Expressway Company Limited–H Shares	91,000	65

Denmark (0.4%)
Danske Bank Aktieselskab	13,439	319
Group 4 Falck A/S	400	10
ISS A/S	300	15
Novo Nordisk A/S–Class B	7,600	391
Novozymes A/S–B Shares	386	17
Tele Danmark A/S	900	29
Vestas Wind Systems A/S (a)	700	10

Finland (1.2%)
Fortum Oyj	5,628	72
Kesko Oyj–B Shares	2,781	55
KONE Oyj–B Shares	1,113	67
Metso Corporation	5,191	66
Nokia Corporation	120,310	1,737

	Shares	Value
Finland (continued)

Outokumpu Oyj	2,864	$46
Sampo PLC–A Shares	5,200	51
Stora Enso Oyj–R Shares	10,924	148
TietoEnator Corporation	2,227	68
UPM-Kymmene Oyj	8,286	158
Uponor Oyj	367	12
Wartsila Oyj–B Shares	834	19

France (8.7%)
Accor SA	5,977	252
Air Liquide	3,392	561
Alcatel–Class A (a)(b)	31,122	480
Alstom (a)	1,315	1
Atos Origin SA (a)	318	20
Autoroutes du Sud de la France	400	16
Aventis SA (b)	19,488	1,473
AXA	51,004	1,124
BNP Paribas SA (b)	21,649	1,332
Bouygues SA	13,825	463
Business Objects SA (a)	968	22
Cap Gemini SA (a)	3,481	140
Carrefour SA	12,312	598
CNP Assurances SA	1,743	101
Compagnie de Saint-Gobain (b)	19,146	955
Compagnie Generale des Etablissements Michelin–Class B	3,364	186
Credit Agricole SA	8,978	219
Dassault Systemes SA (b)	903	42
Essilor International SA	1,232	80
Etablissements Economiques du Casino Guichard-Perrachon SA	1,334	120
France Telecom (a)	38,856	1,013
Groupe Danone	4,588	400
Imerys SA	1,340	78
Lafarge SA	4,689	418
Lagardere SCA	4,030	252
L’Oreal SA	1,023	82
LVMH Moet Hennessy Louis Vuitton SA	12,155	880
Pernod Ricard	175	22
Pinault-Printemps-Redoute SA	228	23
PSA Peugeot Citroen SA	4,751	265
Publicis Groupe SA	2,677	79
Renault SA	4,329	330
Sagem SA	451	50
Sanofi-Synthelabo (b)	10,166	645
Schneider Electric SA	8,534	583
Societe BIC	1,450	65
Societe Generale–Class A	8,496	722
Sodexho Alliance	3,590	95
Suez SA	18,708	390
Technip SA	117	16
Television Francaise 1	3,253	103
Thales SA	5,260	193

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    2

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

France (continued)
THOMSON multimedia SA	7,088	$140
Total Fina Elf SA	13,686	2,611
Unibail	483	50
Valeo SA	1,708	71
Vinci SA	2,013	203
Vivendi Environnement	4,245	120
Vivendi Universal SA (a)	25,626	711
Wanadoo–Allotment Right (a)	7,901	(e	)
Zodiac SA	305	10

Germany (6.5%)
adidas-Salomon AG	882	105
Allianz AG–Registered Shares	10,061	1,090
Altana AG	2,191	132
BASF AG (b)	10,120	543
Bayer AG	12,461	359
Bayerische Hypo–und Vereinsbank AG (a)	20,434	364
Beiersdorf AG	2,238	262
Celesio AG	695	41
Commerzbank AG (a)	24,616	434
Continental AG	3,707	179
DaimlerChrysler AG–Registered Shares	20,507	961
Deutsche Bank AG (b)	18,817	1,482
Deutsche Borse AG (b)	5,435	278
Deutsche Lufthansa AG–Registered Shares (a)	3,987	54
Deutsche Post AG–Registered Shares	14,533	314
Deutsche Telekom AG (a)	76,354	1,342
Douglas Holding AG	1,005	29
E.ON AG	18,359	1,323
EPCOS AG (a)	918	19
Fresenius Medical Care AG (b)	1,266	94
HeidelbergCement AG	827	41
Infineon Technologies AG (a)	10,438	141
KarstadtQuelle AG	784	17
Linde AG	2,534	140
MAN AG	2,792	102
Merck KGaA	1,415	86
METRO AG	3,455	164
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)–Registered Shares	2,339	254
Preussag AG	2,982	57
PUMA AG Rudolf Dassler Sport	257	65
RWE AG	9,380	442
SAP AG	3,556	593
Schering AG	4,061	240
Siemens AG–Registered Shares	27,626	1,989
ThyssenKrupp AG	8,468	145
Volkswagen AG	5,515	233

Greece (0.2%)
Alpha Bank SA	4,440	113
EFG Eurobank Ergasias SA	3,089	67
National Bank of Greece SA	6,722	146
Titan Cement Company SA	700	16

	Shares	Value

Hong Kong (1.2%)
Bank of East Asia, Limited	35,384	$101
Boc Hong Kong (Holdings) Limited	65,500	112
Cathay Pacific Airways Limited	25,000	47
Cheung Kong (Holdings) Limited	37,000	273
CLP Holdings Limited	43,000	235
Hang Lung Properties Limited	30,000	39
Hang Seng Bank Limited	17,300	222
Henderson Land Development Company Limited	17,000	73
Hong Kong and China Gas Company Limited (The)	95,000	157
Hong Kong Exchanges & Clearing Limited	25,000	51
Hongkong Electric Holdings Limited	34,000	141
Hopewell Holdings Limited	8,000	16
Hutchison Whampoa Limited	53,900	368
Hysan Development Company Limited	6,133	9
Johnson Electric Holdings Limited	36,000	37
MTR Corporation	34,386	52
New World Development Company Limited	33,665	25
PCCW Limited (a)	77,200	52
Shangri-La Asia Limited	22,600	22
Sino Land Company Limited	24,530	14
Sun Hung Kai Properties Limited	33,000	271
Swire Pacific Limited–Class A	23,000	149
Techtronic Industries Company Limited	24,000	38
Television Broadcasts Limited	4,000	17
Wharf (Holdings) Limited (The)	30,000	86

India (0.0%)
Larsen & Toubro Ltd.–GDR (GBP)	5,210	75
UltraTech Cemco Limited–Registered Shares–GDR (a)	2,084	32

Ireland (0.5%)
Allied Irish Banks, PLC	21,569	333
Bank of Ireland	25,198	337
CRH PLC (IRE)	3,725	79
DCC PLC	650	12
Elan Corporation PLC (a)	11,500	283
Independent News & Media PLC	4,300	10
Irish Life & Permanent PLC	6,149	94

Italy (1.7%)
Alleanza Assicurazioni SpA	4,855	55
Assicurazioni Generali SpA	10,801	292
Autogrill SpA (a)	1,380	20
Banca Fideuram SpA	2,009	11
Banca Intesa SpA	56,951	223
Banca Intesa SpA–RNC	3,509	11
Banca Monte dei Paschi di Siena SpA	3,766	12
Banca Nazionale del Lavoro SpA (a)	5,325	12
Banca Popolare di Milano Scarl	1,170	7
Banco Popolare di Verona e Novara S.c.r.l.	5,709	98
Benetton Group SpA	1,244	14
Enel SpA (b)	16,907	135
ENI–Ente Nazionale Idrocarburi (b)	26,131	520
Fiat SpA (a)	4,419	37

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    3

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Italy (continued)
Finmeccanica SpA	31,689	$25
Italcementi SpA	815	11
Mediaset S.p.A.	9,397	107
Mediobanca–Banca di Credito Finanziario SpA	3,148	38
Mediolanum SpA	1,510	10
Pirelli & C. Accomandita per Azioni	21,934	23
Riunione Adriatica di Sicurta SpA	1,994	36
Sanpaolo IMI SpA	21,793	263
SEAT Pagine Gialle SpA (a)	28,748	12
Sorin SpA (a)	1	(e	)
Telecom Italia Mobile SpA	87,774	498
Telecom Italia–RNC	126,033	278
Telecom Italia SpA	206,977	644
Tiscali SpA (a)	1,598	7
UniCredito Italiano SpA	70,650	349

Japan (26.1%)
ACOM Co., Ltd.	1,200	78
Advantest Corporation	2,100	141
AEON Co., Ltd.	6,500	261
AIFUL Corporation	700	73
Ajinomoto Co., Inc.	25,000	301
Alps Electric Co., Ltd.	5,000	71
Amada Co., Ltd.	7,000	46
Asahi Breweries, Ltd.	12,500	138
Asahi Glass Company, Limited	42,000	437
Asahi Kasie Corporation	48,000	249
Asatsu-DK Inc.	1,000	26
BELLSYSTEM24, Inc.	80	17
Benesse Corporation	2,300	75
Bridgestone Corporation	27,000	508
Canon Inc.	25,200	1,329
CASIO Computer Co., Ltd.	15,000	227
Central Japan Railway Company	54	460
Chubu Electric Power Company, Incorporated	5,700	120
Chugai Pharmaceutical Co., Ltd.	8,800	138
Citizen Watch Co., Ltd.	8,000	91
Credit Saison Co., Ltd.	2,300	69
CSK Corporation	1,900	92
Dai Nippon Printing Co., Ltd.	17,000	272
Daicel Chemical Industries, Ltd.	5,000	26
Daiichi Pharmaceutical Co., Ltd.	6,600	118
Daikin Industries, Ltd.	5,000	134
Daimaru, Inc. (The)	12,000	109
Dainippon Ink and Chemicals, Incorporated	30,000	77
Daito Trust Construction Co., Ltd.	4,000	154
Daiwa House Industry Co., Ltd.	23,000	267
Daiwa Securities Group Inc.	85,000	611
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	53
Denso Corporation	22,700	529
Dowa Mining Co., Ltd.	8,000	47
East Japan Railway Company	120	673
Ebara Corporation	11,000	54

	Shares	Value
Japan (continued)

Eisai Company, Ltd.	7,700	$222
FamilyMart Co., Ltd.	1,900	62
FANUC LTD	6,400	382
Fast Retailing Co., Ltd.	2,400	194
Fuji Photo Film Co., Ltd.	17,000	533
Fuji Television Network, Inc.	6	14
Fujikura Ltd.	6,000	34
Fujisawa Pharmaceutical Company Limited	4,500	107
Fujitsu Limited	50,000	353
Furukawa Electric Co., Ltd. (The) (a)	20,000	85
Hankyu Department Stores, Inc.	1,000	9
Hirose Electric Co., Ltd.	900	99
Hitachi, Ltd.	96,000	661
Honda Motor Co., Ltd.	29,400	1,418
Hoya Corporation	3,300	346
Isetan Co., Ltd.	8,400	121
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	29,000	48
ITOCHU Corporation (a)	40,000	180
Ito-Yokado Co., Ltd.	10,000	428
Japan Airlines Company, Ltd. (a)	33,000	106
Japan Real Estate Investment Corporation REIT	10	70
Japan Tobacco Inc.	20	156
JFE Holdings, Inc.	17,400	427
JGC Corporation	3,000	29
JSR Corporation	5,500	103
Kajima Corporation	40,000	149
Kaken Pharmaceutical Co., Ltd.	1,000	6
Kaneka Corporation	8,000	76
Kansai Electric Power Company, Incorporated (The)	17,200	314
Kao Corporation	23,000	555
Kawasaki Heavy Industries, Ltd.	25,000	40
Kawasaki Kisen Kaisha, Ltd.	1,000	5
Keihin Electric Express Railway Co., Ltd. (b)	12,000	75
Keio Electric Railway Co., Ltd.	6,000	34
Keyence Corporation	900	205
Kikkoman Corporation	3,000	26
Kinki Nippon Railway Co., Ltd. (b)	53,000	202
Kirin Brewery Company, Limited	33,000	326
Kobe Steel, Ltd.	10,000	15
Kokuyo Co., Ltd.	3,400	43
Komatsu Ltd.	37,000	224
Konami Company Ltd.	3,200	81
Konica Corporation	12,000	166
Kubota Corporation	53,000	282
Kuraray Co., Ltd.	14,000	115
Kurita Water Industries Ltd.	1,000	14
Kyocera Corporation	5,000	425
Kyowa Hakko Kogyo Co., Ltd.	12,000	87
Kyushu Electric Power Company, Incorporated	3,300	62
Lawson, Inc.	1,800	74
Mabuchi Motor Co., Ltd.	900	67
Marubeni Corporation	42,000	103
Marui Co., Ltd.	15,300	206

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    4

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Japan (continued)

Matsushita Electric Industrial Co., Ltd.	66,000	$937
Matsushita Electric Works, Ltd.	5,000	45
Meiji Seika Kaisha, Ltd.	6,000	27
Meitec Corporation	900	36
Millea Holdings, Inc.	43	639
Minebea Co., Ltd.	7,000	33
Mitsubishi Chemical Corporation	65,000	173
Mitsubishi Corporation	39,000	379
Mitsubishi Electric Corporation	66,000	324
Mitsubishi Estate Company, Limited	57,000	708
Mitsubishi Heavy Industries, Ltd.	117,000	318
Mitsubishi Logistics Corporation	3,000	28
Mitsubishi Materials Corporation	4,000	9
Mitsubishi Rayon Company, Limited	20,000	78
Mitsubishi Tokyo Financial Group, Inc.	194	1,797
Mitsui & Co., Ltd.	42,000	315
Mitsui Chemicals, Inc.	21,000	105
Mitsui Fudosan Co., Ltd.	40,000	480
Mitsui Mining & Smelting Co., Ltd.	23,000	107
Mitsui O.S.K. Lines, Ltd.	3,000	16
Mitsui Sumitomo Insurance Co., Ltd.	81,000	761
Mitsui Trust Holdings, Inc.	54,000	396
Mitsukoshi, Ltd.	23,000	128
Mizuho Financial Group, Inc.	219	994
Murata Manufacturing Company, Ltd.	6,800	388
NEC Corporation	47,000	331
Net One Systems Co., Ltd.	18	70
NGK Insulators, Ltd.	15,000	121
NGK Spark Plug Co., Ltd.	10,000	96
Nidec Corporation	1,300	133
Nikko Cordial Corporation	32,000	155
Nikon Corporation (b)	8,000	90
Nintendo Co., Ltd.	3,900	452
Nippon Building Fund Inc. REIT	10	72
Nippon Express Co., Ltd.	32,000	188
Nippon Meat Packers, Inc.	6,000	74
Nippon Mining Holdings, Inc.	11,000	54
Nippon Oil Corporation	59,000	372
Nippon Sheet Glass Company, Limited	10,000	40
Nippon Steel Corporation	246,000	517
Nippon Telegraph and Telephone Corporation	196	1,048
Nippon Unipac Holding	32	168
Nippon Yusen Kabushiki Kaisha	42,000	194
Nissan Chemical Industries, Ltd.	5,000	40
Nissan Motor Co., Ltd.	84,900	944
Nisshin Seifun Group Inc.	3,000	30
Nisshin Steel Co., Ltd.	3,000	6
Nissin Food Products Co., Ltd.	2,400	62
Nitto Denko Corporation	5,800	297
Nomura Research Institute, Ltd.	800	85
Nomura Securities Co., Ltd. (The)	64,000	948
NSK Ltd.	24,000	119
NTN Corporation	12,000	61

	Shares	Value

Japan (continued)
NTT DATA Corporation	44	$142
NTT DoCoMo, Inc.	265	474
Obayashi Corporation	17,000	92
Oji Paper Co., Ltd.	44,000	282
Oki Electric Industry Company, Limited (a)	21,000	85
Olympus Optical Co., Ltd.	3,000	57
Omron Corporation	7,700	180
Onward Kashiyama Co., Ltd.	6,000	96
Oracle Corporation Japan	1,200	67
Oriental Land Co., Ltd.	2,500	164
ORIX Corporation	1,300	149
Osaka Gas Co., Ltd.	45,000	125
Pioneer Corporation	5,900	153
Promise Company Limited	1,500	100
Ricoh Company, Ltd.	20,000	425
Rohm Company, Ltd.	3,200	383
Sankyo Company, Ltd.	14,800	321
SANYO Electric Co., Ltd.	53,000	218
Secom Co., Ltd.	5,500	233
Seiko Epson Corporation	2,900	106
Sekisui Chemical Co., Ltd.	10,000	84
Sekisui House, Ltd.	24,000	266
Seven-Eleven Japan Co., Ltd.	12,240	400
Sharp Corporation	28,000	447
Shimachu Co., Ltd.	1,900	52
Shimamura Co., Ltd.	1,300	113
Shimano, Inc.	3,500	83
Shimizu Corporation	31,000	140
Shin-Etsu Chemical Co., Ltd.	12,800	458
Shionogi & Co., Ltd.	10,000	172
Shiseido Company, Limited	12,000	151
Showa Denko K.K.	7,000	18
Showa Shell Sekiyu K.K.	5,700	51
Skylark Co., Ltd.	4,500	90
SMC Corporation	2,300	249
SOFTBANK Corp.	7,100	312
Sony Corporation	25,200	950
Stanley Electric Co., Ltd.	1,000	17
Sumitomo Bakelite Company Limited	5,000	35
Sumitomo Chemical Company, Limited	55,000	257
Sumitomo Corporation	25,000	182
Sumitomo Electric Industries, Ltd.	18,000	184
Sumitomo Metal Industries, Ltd.	24,000	28
Sumitomo Metal Mining Co., Ltd.	19,000	124
Sumitomo Mitsui Financial Group, Inc. (b)	123	844
Sumitomo Realty & Development Co., Ltd.	20,000	248
Sumitomo Trust and Banking Company, Limited (The) (b)	55,000	392
Taiheiyo Cement Corporation	7,000	17
Taisei Corporation	3,000	11
Taisho Pharmaceutical Co., Ltd.	9,000	200
Taiyo Yuden Co., Ltd.	3,000	42
Takara Holdings Inc.	3,000	24

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    5

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Japan (continued)

Takashimaya Company, Limited	13,000	$150
Takeda Pharmaceutical Company Limited	27,200	1,195
Takefuji Corporation	1,100	80
Takuma Co., Ltd.	1,000	7
TDK Corporation	3,500	266
Teijin Limited	32,000	120
Teikoku Oil Co., Ltd.	5,000	27
Terumo Corporation	7,100	178
THK Co., Ltd.	500	9
TIS Inc.	1,100	47
Tobu Railway Co., Ltd.	33,000	145
Toho Co., Ltd.	2,600	38
Tohoku Electric Power Company, Incorporated	9,400	158
Tokyo Broadcasting System, Inc.	2,300	40
Tokyo Electron Limited	4,500	253
Tokyo Gas Co., Ltd.	51,000	181
Tokyu Corporation	33,000	169
TonenGeneral Sekiyu K.K.	3,000	26
Toppan Printing Co., Ltd.	15,000	170
Toray Industries, Inc.	47,000	222
Toshiba Corporation	91,000	366
Tosoh Corporation	19,000	69
Tostem Inax Holding Corporation	6,000	130
TOTO LTD.	16,000	168
Toyko Electric Power Company, Incorporated (The)	25,600	581
Toyo Seikan Kaisha, Ltd.	6,000	103
Toyoda Gosei Co., Ltd.	300	7
Toyota Industries Corporation	2,600	62
Toyota Motor Corporation	92,000	3,729
Trend Micro Incorporated	3,000	133
UFJ Holdings, Inc. (a)	174	769
Uni-Charm Corporation	1,200	60
UNY Co., Ltd.	4,000	51
USS Co., Ltd.	2,000	172
Wacoal Corp.	1,000	11
West Japan Railway Company	10	40
World Co., Ltd.	800	24
Yahoo Japan Corporation (a)	28	272
Yakult Honsha Co., Ltd.	3,000	43
Yamada Denki Co., Ltd.	4,300	160
Yamaha Corporation	3,400	56
Yamaha Motor Co., Ltd.	1,000	16
Yamanouchi Pharmaceutical Co., Ltd.	11,200	377
Yamato Transport Co., Ltd.	9,000	147
Yamazaki Baking Co., Ltd.	3,000	29
Sompo Japan Insurance, Inc.	28,000	286
Yokogawa Electric Corporation	6,000	80

Luxembourg (0.0%)
Arcelor	5,918	99

Netherlands (4.6%)
ABN AMRO Holding NV	47,158	1,032

	Shares	Value

Netherlands (continued)
Akzo Nobel NV	6,339	$233
ASM Lithography Holding NV (a)(b)	13,698	232
DSM NV	1,126	55
Elsevier NV	16,671	234
Euronext NV	2,408	67
European Aeronautic Defence and Space Company EADS NV (b)	8,065	225
Hagemeyer NV (a)	2,015	4
Heineken NV	15,516	510
ING Groep NV (b)	55,872	1,319
James Hardie Industries NV	6,580	27
Koninklijke KPN NV	52,323	399
Koninklijke Philips Electronics NV	38,712	1,043
Oce N.V.	2,157	35
Royal Dutch Petroleum Company	47,382	2,433
STMicroelectronics NV	17,321	380
TPG NV	17,017	389
Unilever NV–CVA	13,439	918
Vedior NV–CVA	5,769	84
VNU NV	4,388	128
Wolters Kluwer NV	9,516	173

New Zealand (0.0%)
Carter Holt Harvey Limited	14,900	20
Telecom Corporation of New Zealand Limited	4,880	18

Norway (0.2%)
Dnb Holding ASA	6,204	42
Norsk Hydro ASA	2,838	184
Norske Skogindustrier ASA	1,800	32
Orkla ASA	2,230	56
Statoil ASA	1,100	14
Tandberg ASA	400	4
Telenor ASA	4,000	28
Tomra Systems ASA	2,131	10
Yara International ASA (a)	2,838	23

Portugal (0.1%)
Banco Comercial Portugues SA	46,026	108
EDP–Electricidade de Portugal, SA	548	2
Portugal Telecom, SGPS, SA–Registered Shares	19,113	206
PT Multimedia	238	5

Singapore (0.7%)
CapitaLand Limited	30,000	24
Chartered Semiconductor Manufacturing Ltd. (a)	31,000	25
City Developments Limited	14,484	45
ComfortDelGro Corporation Limited	70,598	50
Creative Technology Limited	1,201	13
DBS Group Holdings Ltd.	27,788	232
Fraser and Neave Limited	4,000	33
Keppel Corporation Limited	15,000	61
Neptune Orient Lines Limited	23,000	32
Oversea-Chinese Banking Corporation Limited	24,784	174
Overseas Union Enterprises Ltd.	1,494	6
SembCorp Industries Limited	25,508	20

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    6

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Singapore (continued)

Singapore Airlines Limited	15,000	$98
Singapore Exchange Limited	25,713	25
Singapore Press Holdings Limited	43,622	105
Singapore Technologies Engineering Limited	40,184	49
Singapore Telecommunications Limited	160,064	209
United Overseas Bank Limited	29,219	227
United Overseas Land Limited	10,630	14
Venture Manufacturing (Singapore) Ltd.	5,879	61

Spain (4.5%)
Acciona SA	1,976	123
Acerinox, SA	1,580	90
Acesa Infraestructuras, SA	18,774	327
ACS, Actividades de Construccion y Servicios SA	20,895	352
Altadis, SA	18,300	566
Amadeus Global Travel Distribution SA (b)	14,512	95
Antena 3 Television, SA (a)	451	24
Banco Bilbao Vizcaya Argentaria, SA	83,973	1,122
Banco Popular Espanol SA	4,663	263
Banco Santander Central Hispano SA	117,614	1,221
Endesa SA	26,435	510
Fomento de Construcciones y Contratas, SA	4,908	182
Gas Natural SDG, SA	39,059	936
Grupo Ferrovial, SA	4,574	191
Iberdrola SA	22,869	483
Indra Sistemas, S.A.	1,647	21
Repsol-YPF, SA	24,947	547
Sociedad General de Aguas de Barcelona, SA	5,874	100
Telefonica SA	154,740	2,289
Union Electrica Fenosa, SA	5,901	126
Vallehermoso, SA	9,849	135

Sweden (2.2%)
Alfa Laval AB	500	8
Assa Abloy AB–Class B Free	6,127	78
Atlas Copco AB–A Shares	5,373	200
Atlas Copco AB–B Shares	2,849	97
Electrolux AB–Series B	11,140	214
Eniro AB	2,700	21
H & M Hennes & Mauritz AB	11,330	293
Holmen AB–B Shares	2,050	59
Modern Times Group MTG AB (a)	700	14
Nordea AB	66,437	479
Sandvik AB	10,591	362
Securitas AB–Class B	14,706	184
Skandia Insurance Company, Ltd.	32,222	134
Skandinaviska Enskilda Banken AB	11,371	165
Skanska AB–Class B	18,844	166
SKF AB–Class B	3,408	125
SSAB Svenstkt Stal AB	2,500	42
Svenska Cellulosa AB–B Shares	4,400	167
Svenska Handelsbanken AB–A Shares	18,560	372
Swedish Match AB	7,400	76
Tele2 AB–B Shares	1,500	66

	Shares	Value
Sweden (continued )

Telefonaktiebolaget LM Ericsson–Class B (a)	355,673	$1,049
Telia AB	58,135	246
Volvo AB–A Shares	1,709	57
Volvo AB–B Shares	4,442	155
WM-Data AB–B Shares	4,925	11

Switzerland (6.2%)
ABB Ltd. (a)	19,181	105
Adecco SA–Registered Shares (a)	2,837	141
Ciba Specialty Chemicals Holding Inc.–Registered Shares (a)	1,448	104
Clariant AG	2,781	41
Credit Suisse Group (a)	32,718	1,162
Geberit AG	35	23
Givaudan SA–Registered Shares	195	113
Holcim Ltd.	3,116	169
Kudelski SA–Bearer (a)	273	8
Logitech International SA (a)	1,012	46
Lonza Group Ltd.–Registered Shares	862	44
Nestle SA–Registered Shares	8,039	2,144
Novartis AG	66,926	2,952
Roche Holding AG–Genusschein	20,061	1,986
Schindler Holding AG–Participation Certificates	80	23
Serono SA–Class B	240	151
SGS Societe Generale de Surveillance Holding SA	249	136
Sulzer AG–Registered Shares	10	3
Swatch Group AG (The)	901	24
Swatch Group AG (The)–Class B (b)	871	113
Swiss Reinsurance Company–Registered Shares	4,648	302
Swisscom AG–Registered Shares	755	250
Syngenta AG (a)	2,270	190
UBS AG–Registered Shares	36,529	2,574
Valora Holding AG	78	18
Zurich Financial Services AG (a)	3,262	515

Thailand (0.9% )
Advanced Info Service Public Company Limited	101,900	227
Bangkok Bank Public Company Limited–Registered Shares (a)	77,500	187
Bangkok Bank Public Company Limited (a)	40,300	93
BEC World Public Company Limited–Foreign Registered Shares	102,200	45
Charoen Pokphand Foods Public Company Limited	255,465	26
Delta Electronics (Thailand) Public Company Limited	36,200	21
Electricity Generating Public Company Limited	19,611	32
Hana Microelectronics Public Company Limited–Foreign Registered Shares	21,815	13
Kasikornbank Public Company Limited–Foreign Registered Shares (a)	97,258	124
Kasikornbank Public Company Limited (a)	64,900	80
Land and Houses Public Co., Ltd.	199,740	44
Land and Houses Public Co., Ltd.–Registered Shares	149,281	36
National Finance Public Company Limited	73,300	26

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    7

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Thailand (continued)

PTT Exploration and Production Public Company Limited	10,617	$70
PTT Public Company Limited	85,000	320
Sahaviriya Steel Industries Public Company Limited (a)	48,300	28
Shin Corporation Public Company Limited	132,200	118
Siam Cement Public Company Limited	19,480	111
Siam Cement Public Company Limited–Registered Shares	35,100	210
Siam City Cement Public Company Limited	11,400	59
Siam Commercial Bank Public Company Limited–Registered Shares	57,500	65
TISCO Finance Public Company Limited	44,000	29

United Kingdom (20.0%)
3i Group PLC	6,325	70
Aegis Group PLC	15,599	25
Alliance UniChem PLC	2,616	31
AMEC PLC	4,622	23
AMVESCAP PLC	7,121	49
ARM Holdings PLC	17,105	37
AstraZeneca PLC	42,003	1,885
BAA PLC	9,041	91
BAE Systems PLC	138,384	550
Balfour Beatty PLC	2,952	14
Barclays PLC	111,849	953
Barratt Developments PLC	3,218	34
BG Group PLC	97,919	604
BHP Billiton PLC	57,328	498
BOC Group PLC (The)	11,945	200
Boots Group PLC (The)	18,839	235
BP PLC	548,892	4,849
BPB PLC	11,336	84
Brambles Industries PLC	26,366	102
British Airways PLC (a)	14,318	72
British American Tobacco, PLC	36,613	568
British Land Company PLC (The)	3,892	49
British Sky Broadcasting Group PLC	31,441	355
BT Group PLC	196,804	709
Bunzl PLC	10,600	88
Cable & Wireless PLC (a)	45,007	106
Cadbury Schweppes PLC	47,336	409
Capita Group PLC (The)	25,097	145
Carlton Communications, PLC	100,628	211
Carnival PLC	4,332	210
Centrica PLC	68,356	278
Aviva PLC	55,296	571
Cobham PLC	2,248	57
Compass Group PLC	54,318	332
Daily Mail and General Trust PLC	7,745	102
Davis Service Group PLC (The)	1,238	9
De La Rue PLC	10,089	63
Diageo PLC	78,544	1,059
Dixons Group PLC	50,894	153
Electrocomponents PLC	17,550	114

	Shares	Value
United Kingdom (continued)

EMAP PLC	4,093	$55
EMI Group PLC	19,610	87
Enterprise Inns PLC	6,084	63
Exel PLC	9,819	137
FKI PLC	3,497	8
Friends Provident PLC	40,362	107
George Wimpey PLC	8,155	55
GKN PLC	24,127	110
GlaxoSmithKline PLC	142,949	2,894
GUS PLC	29,301	449
Hammerson PLC	2,785	35
Hanson PLC	18,223	125
Hays PLC	68,015	151
HBOS PLC	66,116	819
Hilton Group PLC	42,895	215
HSBC Holdings PLC	268,364	3,992
IMI PLC	5,346	36
Imperial Chemical Industries PLC	29,960	125
Imperial Tobacco Group PLC	15,673	338
InterContinental Hotels Group PLC	19,181	203
Invensys PLC (a)	23,914	8
Invensys PLC – deferred shares (a)	23,914	(e	)
J Sainsbury PLC	41,749	216
Johnson Matthey PLC	6,375	107
Kelda Group PLC	8,558	78
Kesa Electricals PLC	10,293	54
Kidde PLC	8,914	19
Kingfisher PLC	37,918	197
Land Securities Group PLC	3,872	81
Legal & General Group PLC	149,328	257
Lloyds TSB Group PLC	96,436	755
Logica PLC	13,477	45
Man Group PLC	2,318	60
Marks and Spencer Group PLC	62,075	408
MFI Furniture Group PLC	5,381	15
Misys PLC	7,877	28
Mitchells & Butlers PLC	12,746	64
National Grid Group PLC (The)	80,931	625
Next PLC	2,289	59
Pearson PLC	19,945	242
Peninsular and Oriental Steam Navagation Company (The)	20,599	82
Persimmon PLC	7,296	84
Pilkington PLC	10,228	18
Prudential PLC	45,702	393
Rank Group PLC (The)	17,809	97
Reckitt Benckiser PLC	20,207	572
Reed Elsevier PLC	30,810	300
Rentokil Initial PLC	73,291	192
Reuters Group PLC	37,796	254
Rexam PLC	12,616	103
Rio Tinto PLC–Registered Shares	25,241	607
RMC Group PLC	6,667	73

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    8

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

United Kingdom (continued)
Rolls-Royce Group PLC	68,293	$312
Royal & Sun Alliance Insurance Group PLC	68,483	102
Royal Bank of Scotland Group PLC (The)	49,016	1,412
Sage Group PLC (The)	41,854	142
Scottish & Newcastle PLC	6,962	55
Scottish and Southern Energy PLC	19,049	236
Scottish Power PLC	42,247	306
Securicor PLC	2,907	7
Serco Group PLC	13,726	53
Severn Trent PLC	9,748	141
Shell Transport & Trading Company PLC	243,298	1,785
Signet Group PLC	17,738	37
Slough Estates PLC	3,850	31
Smith & Nephew PLC	14,751	159
Smiths Group PLC	12,213	165
South African Breweries PLC	6,306	82
Tate & Lyle PLC	10,966	66
Tesco PLC	202,497	978
Tomkins PLC	16,234	81
Unilever PLC	67,450	662
United Business Media PLC	9,233	85
United Utilities PLC	3,449	32
Vodafone Group PLC	1,515,497	3,320
Whitbread PLC	9,424	141
William Hill PLC	12,908	130
Wolseley PLC	18,124	281
WPP Group PLC	31,288	318
Yell Group PLC	14,262	89

Total Common Stocks (cost: $176,760 )		195,056

	Principal	Value
SECURITY LENDING COLLATERAL (4.9%)

Debt (3.9%)

Agency Discount Notes (0.4%)
Fannie Mae
0.96%, due 07/01/2004	$250	$250
Federal Home Loan Bank
0.96%, due 07/01/2004	312	312
0.99%, due 07/01/2004	125	125
0.97%, due 07/02/2004	156	156

Bank Notes (0.1%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	63	63
Deutsche Bank AG
1.16%, due 10/12/2004	156	156

Commercial Paper (1.2%)
Compass Securitization–144A
1.25%, due 07/23/2004	218	218
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	156	156

	Principal	Value
Commercial Paper (continued)

General Electric Capital Corporation
1.20%, due 07/19/2004	$156	$156
1.21%, due 07/22/2004	125	125
1.22%, due 07/23/2004	125	125
1.23%, due 07/26/2004	156	156
1.22%, due 08/04/2004	312	312
Govco Incorporated–144A
1.25%, due 08/02/2004	63	63
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	125	125
1.22%, due 07/20/2004	62	62
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	62	62
Morgan Stanley
1.58%, due 10/22/2004	144	144
1.58%, due 12/10/2004	406	406
1.58%, due 03/16/2005	394	394
Sheffield Receivables–144A
1.24%, due 07/20/2004	94	94

Euro Dollar Overnight (0.1%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	156	156
Den Danske Bank
1.08%, due 07/02/2004	156	156

Euro Dollar Terms (1.0%)
Bank of America Corporation
1.08%, due 07/19/2004	63	63
Bank of Montreal
1.20%, due 07/23/2004	32	32
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	156	156
1.24%, due 07/23/2004	31	31
Bank of the West Inc.
1.28%, due 07/28/2004	63	63
Branch Banking & Trust
1.08%, due 07/14/2004	31	31
Calyon
1.16%, due 07/15/2004	594	594
1.17%, due 08/04/2004	94	94
1.34%, due 08/24/2004	219	219
Fortis Bank
1.19%, due 07/14/2004	31	31
1.29%, due 09/03/2004	63	63
HBOS PLC
1.30%, due 09/03/2004	62	62
Royal Bank of Canada
1.05%, due 07/08/2004	94	94
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	281	281
Wells Fargo & Company
1.19%, due 07/14/2004	125	125
1.25%, due 07/23/2004	62	62
1.24%, due 07/26/2004	62	62

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    9

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Master Notes (0.1%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	$187	$187
1.64%, due 12/15/2004	125	125

Repurchase Agreements (1.1%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $731 on 07/01/2004	731	731
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $312 on 07/01/2004	312	312
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $947 on 07/01/2004	947	947
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $281 on 07/01/2004	281	281

	Shares	Value
Investment Companies (0.9%)

Money Market Funds (0.9%)
Merrill Lynch Premier Institutional Fund 1 day yield of 1.17%	258,903	$259
Merrimac Cash Fund – Premium Class 1 day yield of 1.11%	1,606,826	1,607

Total Security Lending Collateral (cost: $10,484)		10,484

Total Investment Securities (cost: $188,006)		$206,431

	Shares	Value

SUMMARY:
Investments, at value	95.5%	$206,431
Other assets in excess of liabilities	4.5%	9,834

Net assets	100.0%	$216,265

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	10,601	09/16/2004	$12,792	$98
British Pound	8,249	09/16/2004	14,899	(35)
British Pound	(8,249)	09/16/2004	(14,953)	88
Japanese Yen	363,385	09/16/2004	3,325	19

Total Forward Foreign Currency Contracts			$16,063	$170

FUTURES CONTRACTS (d):
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	70	9/30/2004	$3,198	$(15)
Dow Jones EURO STOXX 50	135	9/17/2004	4,550	15
German Stock Index	36	9/17/2004	4,348	68
Hang Send Stock Index	26	7/30/2004	2,023	26
IBEX 35 Index	10	7/18/2004	963	(2)
Tokyo Price Index	32	9/11/2004	3,391	94

Total Future Contracts			$18,473	$186

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    10

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.1%	$32,549
Pharmaceuticals	6.8%	14,808
Telecommunications	6.6%	14,306
Petroleum Refining	4.5%	9,692
Automotive	4.3%	9,360
Chemicals & Allied Products	3.7%	8,108
Electronic & Other Electric Equipment	3.2%	6,846
Insurance	2.9%	6,251
Electric Services	2.8%	6,161
Oil & Gas Extraction	2.5%	5,317
Food & Kindred Products	2.3%	5,052
Industrial Machinery & Equipment	2.2%	4,719
Computer & Office Equipment	1.8%	3,825
Life Insurance	1.5%	3,304
Construction	1.5%	3,186
Transportation & Public Utilities	1.3%	2,847
Electronic Components & Accessories	1.3%	2,843
Real Estate	1.2%	2,603
Food Stores	1.2%	2,515
Security & Commodity Brokers	1.2%	2,503
Communications Equipment	1.1%	2,370
Printing & Publishing	1.1%	2,338
Stone, Clay & Glass Products	1.1%	2,303
Metal Mining	1.0%	2,055
Computer & Data Processing Services	0.9%	2,039
Beverages	0.9%	2,018
Business Services	0.9%	1,867
Gas Production & Distribution	0.8%	1,822
Tobacco Products	0.8%	1,704
Primary Metal Industries	0.8%	1,701
Beer, Wine & Distilled Beverages	0.8%	1,624
Instruments & Related Products	0.7%	1,601
Retail Trade	0.7%	1,495
Holding & Other Investment Offices	0.7%	1,485
Wholesale Trade Durable Goods	0.7%	1,424
Aerospace	0.7%	1,421
Electric, Gas & Sanitary Services	0.6%	1,265
Paper & Allied Products	0.6%	1,196
Motion Pictures	0.5%	1,134
Communication	0.4%	969
Radio & Television Broadcasting	0.4%	965
Machinery, Equipment & Supplies	0.4%	938
Department Stores	0.4%	927
Rubber & Misc. Plastic Products	0.4%	842

	Percentage of Net Assets	Value
Trucking & Warehousing	0.4%	$811
Apparel Products	0.3%	754
Restaurants	0.3%	710
Fabricated Metal Products	0.3%	667
Apparel & Accessory Stores	0.3%	659
Amusement & Recreation Services	0.3%	658
Hotels & Other Lodging Places	0.2%	483
Water Transportation	0.2%	469
Medical Instruments & Supplies	0.2%	417
Air Transportation	0.2%	408
Residential Building Construction	0.2%	406
Manufacturing Industries	0.2%	371
Textile Mill Products	0.2%	365
Railroads	0.2%	363
Lumber & Construction Materials	0.2%	360
Personal Services	0.1%	292
Automotive Dealers & Service Stations	0.1%	253
Wholesale Trade Nondurable Goods	0.1%	247
Drug Stores & Proprietary Stores	0.1%	235
Personal Credit Institutions	0.1%	231
Radio, Television & Computer Stores	0.1%	214
Engineering & Management Services	0.1%	212
Lumber & Other Building Materials	0.1%	207
Metal Cans & Shipping Containers	0.1%	206
Transportation Equipment	0.1%	202
Mining	0.1%	190
Management Services	0.1%	148
Environmental Services	0.1%	143
Research & Testing Services	0.1%	136
Paperboard Containers & Boxes	0.1%	135
Motor Vehicles, Parts & Supplies	0.1%	110
Health Services	0.0%	106
Variety Stores	0.0%	85
Lumber & Wood Products	0.0%	84
Educational Services	0.0%	75
Misc. General Merchandise Stores	0.0%	62
Petroleum & Petroleum Products	0.0%	54
Hardware Stores	0.0%	52
Leather & Leather Products	0.0%	28
Agriculture	0.0%	26
Furniture & Home Furnishings Stores	0.0%	15

Investments, at market value	90.6%	195,947
Short-term investments	4.9%	10,484
Other assets in excess of liabilities	4.5%	9,834

Net assets	100.0%	$216,265

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    11

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $9,921.
(c)	Cash collateral for the Repurchase Agreements, valued at $2,317, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	At June 30, 2004, cash in the amount of $2,875 is segregated with the custodian to cover margin requirements for open futures contracts.
(e)	Value is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
RNC	Saving Non-Convertible Shares
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $780 or 0.35% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    12

Van Kampen Active International Allocation

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 188,006) (including securities loaned of $9,921)	$206,431
Cash	14,824
Foreign cash (cost: $5,441)	5,393
Receivables:
Investment securities sold	16
Interest	5
Dividends	356
Dividend reclaims receivable	89
Unrealized appreciation on forward foreign currency contracts	205
Other	12

227,331

Liabilities:
Investment securities purchased	16
Accounts payable and accrued liabilities:
Management and advisory fees	156
Payable for collateral for securities on loan	10,484
Foreign taxes	48
Unrealized depreciation on forward foreign currency contracts	35
Variation margin	293
Other	34

11,066

Net Assets	$216,265

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$211
Additional paid-in capital	228,619
Undistributed net investment income	5,524
Accumulated net realized gain (loss) from:
Investment securities	(39,902)
Futures contracts	1,911
Foreign currency transactions	1,215
Net unrealized appreciation (depreciation) on:
Investment securities (net of deferred foreign taxes of $48)	18,377
Futures contracts	186
Translation of assets and liabilities denominated in foreign currencies	124

Net Assets	$216,265

Net Assets by Class:
Initial Class	$215,760
Service Class	505
Shares Outstanding:
Initial Class	21,040
Service Class	49
Net Asset Value and Offering Price Per Share:
Initial Class	$10.25
Service Class	10.26

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$22
Dividends	3,071
Income from loaned securities–net	60
Less withholding taxes on foreign dividends	(356)

2,797

Expenses:
Management and advisory fees	929
Printing and shareholder reports	1
Custody fees	137
Administration fees	15
Legal fees	1
Auditing and accounting fees	7
Directors fees	3

Total expenses	1,093
Less:
Advisory fee waiver	(70)

Net expenses	1,023

Net Investment Income (Loss)	1,774

Net Realized Gain (Loss) from:
Investment securities	4,055
Futures contracts	1,911
Foreign currency transactions	1,215

7,181

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(1,829)
Futures contracts	(786)
Translation of assets and liabilities denominated in foreign currencies	(948)

(3,563)

Net Gain (Loss) on Investment Securities, Futures and Foreign Currency Transactions	3,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,392

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    13

Van Kampen Active International Allocation

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,774	$1,462
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	7,181	505
Net unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	(3,563)	37,758

	5,392	39,725

Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,244)
Service Class	–	–

	–	(1,244)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	33,669	97,218
Service Class	484	3,297

	34,153	100,515

Dividends and distributions reinvested:
Initial Class	–	1,244
Service Class	–	–

	–	1,244

Cost of shares redeemed:
Initial Class	(11,238)	(49,958)
Service Class	(107)	(3,273)

	(11,345)	(53,231)

	22,808	48,528

Net increase (decrease) in net assets	28,200	87,009

Net Assets:
Beginning of period	188,065	101,056

End of period	$216,265	$188,065

Undistributed Net Investment Income	$5,524	$3,750

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	3,296	11,654
Service Class	48	379

	3,344	12,033

Shares issued–reinvested from distributions:
Initial Class	–	151
Service Class	–	–

	–	151

Shares redeemed:
Initial Class	(1,108)	(6,269)
Service Class	(11)	(367)

	(1,119)	(6,636)

Net increase (decrease) in shares outstanding:
Initial Class	2,188	5,536
Service Class	37	12

	2,225	5,548

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    14

Van Kampen Active International Allocation

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$9.98	$0.09	$0.18	$0.27	$–	$–	$–	$10.25
	12/31/2003	7.59	0.10	2.37	2.47	(0.08)	–	(0.08)	9.98
	12/31/2002	9.16	0.08	(1.63)	(1.55)	(0.02)	–	(0.02)	7.59
	12/31/2001	15.18	0.03	(3.09)	(3.06)	–	(2.96)	(2.96)	9.16
	12/31/2000	20.88	0.03	(3.68)	(3.65)	(0.03)	(2.02)	(2.05)	15.18
	12/31/1999	16.19	0.10	5.02	5.12	(0.26)	(0.17)	(0.43)	20.88
Service Class	06/30/2004	10.00	0.09	0.17	0.26	–	–	–	10.26
	12/31/2003	7.50	–	2.50	2.50	–	–	–	10.00

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	2.71%	$215,760	0.99%	1.06%	1.72%	14%
	12/31/2003	32.81	187,949	0.99	1.17	1.20	53
	12/31/2002	(16.97)	101,056	1.17	1.17	1.01	118
	12/31/2001	(22.96)	123,986	1.01	1.09	0.26	39
	12/31/2000	(18.26)	186,664	0.98	1.07	0.15	63
	12/31/1999	32.35	228,655	0.91	1.00	0.73	30
	06/30/2004	2.60	505	1.24	1.31	1.47	14
Service Class	12/31/2003	33.36	116	1.24	1.49	0.05	53

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – April 8, 1991

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation     15

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Active International Allocation (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on April 8, 1991. The Fund became part of ATSF on May 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Directors of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors and the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Directors on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    16

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $26 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Foreign Capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in India are subject to a 30% governmental short-term capital gains tax. The Indian government has elected to waive the long-term capital gains tax of 10% on equities securities held for longer than one year. This waiver of tax is effective through March of 2007. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    17

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2004, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterpart to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2004, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS and WRL. No affiliated officer or director receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$1,081	1%
Asset Allocation–Growth Portfolio	33,531	16%
Asset Allocation–Moderate Growth Portfolio	37,863	18%
Asset Allocation–Moderate Portfolio	11,813	5%

Total	$84,288	40%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

From January 1, 2004 to April 30, 2004:

0.90% of ANA

From May 1, 2004 on:

0.90% of the first $250 million of ANA

0.88% of the next $250 million of ANA

0.85% of ANA over $500 million

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.90%.

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.99% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$215	12/31/2006

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    18

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $15 for Administration fees for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $8. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$73,579
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	25,426
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 5,281	December 31, 2009
28,603	December 31, 2010
5,326	December 31, 2011

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2003 of $561 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2004.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$191,497

Unrealized Appreciation	$21,516
Unrealized (Depreciation)	(6,582)

Net Unrealized Appreciation (Depreciation)	$14,934

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Active International Allocation    19

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (96.9%)

Aerospace (0.9%)
Boeing Company (The)	130,000	$6,642

Air Transportation (0.8%)
FedEx Corporation	70,000	5,718

Amusement & Recreation Services (0.8%)
Mandalay Resort Group	80,000	5,491

Apparel & Accessory Stores (1.5%)
AnnTaylor, Inc. (a)	119,999	3,478
Nordstrom, Inc.	105,000	4,474
TJX Companies, Inc. (The)	130,000	3,138

Automotive (0.3%)
Harley-Davidson, Inc. (b)	35,000	2,168

Beverages (2.5%)
Coca-Cola Company (The)	130,000	6,562
Coca-Cola Enterprises Inc. (b)	105,000	3,044
PepsiCo, Inc.	155,000	8,351

Business Services (2.1%)
eBay Inc. (a)	130,000	11,954
Lamar Advertising Company (a)	80,000	3,468

Chemicals & Allied Products (4.8%)
Avon Products, Inc.	160,000	7,382
Lauder (Estee) Companies Inc. (The)–Class A	65,000	3,171
Monsanto Company	105,000	4,043
Procter & Gamble Company (The)	260,000	14,154
Smith International, Inc. (a)(b)	105,000	5,855

Commercial Banks (1.4%)
Bank of America Corporation	90,000	7,616
MBNA Corporation	105,000	2,708

Communication (0.4%)
XM Satellite Radio Holdings Inc.–Class A (a)	105,000	2,865

Communications Equipment (5.1%)
Avaya Inc. (a)(b)	205,000	3,237
Corning Incorporated (a)	570,000	7,444
L-3 Communications Holdings, Inc.	50,000	3,340
Motorola, Inc.	370,000	6,753
QUALCOMM Incorporated	105,000	7,663
Research In Motion Limited (a)(b)	130,000	8,897

Computer & Data Processing Services (10.7%)
Adobe Systems Incorporated	130,000	6,045
Autodesk, Inc.	180,000	7,706
Automatic Data Processing, Inc.	155,000	6,491
Check Point Software Technologies, Ltd. (a)	210,000	5,668
Electronic Arts Inc. (a)	155,000	8,455
Microsoft Corporation	630,000	17,994
Red Hat, Inc. (a)(b)	105,000	2,412
SAP AG–ADR	35,000	1,463
Symantec Corporation (a)(b)	185,000	8,099
Yahoo! Inc. (a)	365,000	13,260

	Shares	Value

Computer & Office Equipment (4.7%)
Apple Computer, Inc. (a)	235,000	$7,647
Cisco Systems, Inc. (a)	470,000	11,139
Dell Inc. (a)	185,000	6,627
Lexmark International, Inc. (a)	80,000	7,722
NCR Corporation (a)	15,000	744

Department Stores (1.1%)
J.C. Penney Company, Inc. (b)	205,000	7,741

Educational Services (1.0%)
Apollo Group, Inc.–Class A (a)	82,500	7,284

Electronic & Other Electric Equipment (1.2%)
Eaton Corporation	80,000	5,179
Harman International Industries, Incorporated	40,000	3,640

Electronic Components & Accessories (8.0%)
Analog Devices, Inc.	105,000	4,943
Broadcom Corporation–Class A (a)(b)	180,000	8,419
Flextronics International Ltd. (a)	235,000	3,748
Intel Corporation	420,000	11,592
Marvell Technology Group Ltd. (a)	160,000	4,272
Maxim Integrated Products	75,000	3,932
Microchip Technology Incorporated	105,000	3,312
National Semiconductor Corporation (a)	260,000	5,717
Tyco International Ltd. (b)	365,000	12,096

Fabricated Metal Products (1.1%)
Gillette Company (The)	185,000	7,844

Food & Kindred Products (0.6%)
Kellogg Company	105,000	4,394

Food Stores (0.5%)
Whole Foods Market, Inc. (b)	40,000	3,818

Health Services (1.5%)
Caremark Rx, Inc. (a)(b)	210,000	6,917
Quest Diagnostics Incorporated (b)	50,000	4,248

Hotels & Other Lodging Places (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.	130,000	5,831

Industrial Machinery & Equipment (1.5%)
Deere & Company	50,000	3,507
Illinois Tool Works Inc.	60,000	5,753
Zebra Technologies Corporation–Class A (a)	20,000	1,740

Instruments & Related Products (2.0%)
Alcon, Inc.	40,000	3,146
Danaher Corporation (b)	140,000	7,259
Waters Corporation (a)	80,000	3,822

Insurance (4.2%)
AFLAC Incorporated	105,000	4,285
American International Group, Inc.	130,000	9,267
Anthem, Inc. (a)(b)	50,000	4,478
MGIC Investment Corporation	80,000	6,069
UnitedHealth Group Incorporated	105,000	6,536

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    1

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Leather & Leather Products (1.0%)
Coach, Inc. (a)(b)	155,000	$7,004

Manufacturing Industries (1.1%)
International Game Technology	210,000	8,106

Medical Instruments & Supplies (5.0%)
Bard, (C.R.) Inc.	60,000	3,399
Becton, Dickinson and Company (b)	75,000	3,885
Boston Scientific Corporation (a)	155,000	6,634
St. Jude Medical, Inc. (a)	80,000	6,052
Stryker Corporation	100,000	5,500
Varian Medical Systems, Inc. (a)	50,000	3,968
Zimmer Holdings, Inc. (a)	80,000	7,056

Mortgage Bankers & Brokers (0.5%)
Countrywide Financial Corporation (b)	54,999	3,864

Motion Pictures (1.5%)
News Corporation Limited (The)–ADR (b)	105,000	3,719
Time Warner Inc. (a)	415,000	7,296

Oil & Gas Extraction (2.5%)
Burlington Resources Inc.	130,000	4,703
Occidental Petroleum Corporation	130,000	6,293
Transocean Inc. (a)	105,000	3,039
XTO Energy, Inc.	131,250	3,910

Paper & Allied Products (1.7%)
3M Company	80,000	7,201
Kimberly-Clark Corporation	80,000	5,270

Personal Services (0.6%)
Cendant Corporation	185,000	4,529

Petroleum Refining (2.5%)
Exxon Mobil Corporation	315,000	13,989
Valero Energy Corporation	55,000	4,057

Pharmaceuticals (13.3%)
Biogen, Inc. (a)(b)	130,000	8,223
Celgene Corporation (a)	55,000	3,149
Elan Corporation PLC–ADR (a)(b)	260,000	6,432
Eon Labs, Inc. (a)	50,000	2,047
Genentech, Inc. (a)	105,000	5,901
Gilead Sciences, Inc. (a)	80,000	5,360
ImClone Systems Incorporated (a)(b)	90,000	7,721
Johnson & Johnson	210,000	11,697
Lilly (Eli) and Company	105,000	7,341
Novartis AG–ADR	80,000	3,560
Pfizer Inc.	470,000	16,112
Protein Design Labs, Inc. (a)	160,000	3,061
Roche Holding AG–ADR	70,000	6,931
Sepracor Inc. (a)(b)	105,000	5,555
Teva Pharmaceutical Industries Ltd.–ADR (b)	60,000	4,037

Radio, Television & Computer Stores (0.5%)
Best Buy Co., Inc.	75,000	3,806

	Shares	Value

Restaurants (1.1%)
Starbucks Corporation (a)	185,000	$8,044

Retail Trade (1.8%)
CDW Corporation	50,000	3,188
PETsMART, Inc. (b)	105,000	3,407
Staples, Inc.	210,000	6,155

Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.–Class B	80,000	6,060

Security & Commodity Brokers (1.5%)
American Express Company	130,000	6,679
Merrill Lynch & Co., Inc.	80,000	4,318

Transportation Equipment (0.7%)
General Dynamics Corporation	50,000	4,965

Trucking & Warehousing (0.2%)
J.B. Hunt Transport Services, Inc.	30,000	1,157

Variety Stores (0.6%)
Target Corporation	105,000	4,459

Water Transportation (0.5%)
Carnival Corporation	80,000	3,760

Total Common Stocks (cost: $616,470)		704,476

	Principal	Value
SECURITY LENDING COLLATERAL (11.6%)

Debt (9.5%)

Agency Discount Notes (0.9%)
Fannie Mae 0.96%, due 07/01/2004	$2,020	$2,020
Federal Home Loan Bank 0.96%, due 07/01/2004	2,524	2,524
0.99%, due 07/01/2004	1,009	1,009
0.97%, due 07/02/2004	1,262	1,262

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc. 1.13%, due 09/08/2004	505	505
Deutsche Bank AG 1.16%, due 10/12/2004	1,262	1,262

Commercial Paper (2.9%)
Compass Securitization–144A 1.25%, due 07/23/2004	1,764	1,764
Falcon Asset Securitization Corp–144A 1.27%, due 07/20/2004	1,260	1,260
General Electric Capital Corporation 1.20%, due 07/19/2004	1,260	1,260
1.21%, due 07/22/2004	1,010	1,010
1.22%, due 07/23/2004	1,010	1,010
1.23%, due 07/26/2004	1,262	1,262
1.22%, due 08/04/2004	2,520	2,520
Govco Incorporated–144A 1.25%, due 08/02/2004	505	505

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    2

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Commercial Paper (continued)
Greyhawk Funding LLC–144A 1.12%, due 07/13/2004	$1,007	$1,007
1.22%, due 07/20/2004	502	502
Jupiter Securitization Corp–144A 1.07%, due 07/02/2004	505	505
Morgan Stanley 1.58%, due 10/22/2004	1,161	1,161
1.58%, due 12/10/2004	3,282	3,282
1.58%, due 03/16/2005	3,181	3,181
Sheffield Receivables–144A 1.24%, due 07/20/2004	757	757

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia (The) 1.04%, due 07/06/2004	1,262	1,262
Den Danske Bank 1.08%, due 07/02/2004	1,262	1,262

Euro Dollar Terms (2.3%)
Bank of America Corporation 1.08%, due 07/19/2004	505	505
Bank of Montreal 1.20%, due 07/23/2004	256	256
Bank of Nova Scotia (The) 1.20%, due 07/14/2004	1,262	1,262
1.24%, due 07/23/2004	252	252
Bank of the West Inc. 1.28%, due 07/28/2004	505	505
Branch Banking & Trust 1.08%, due 07/14/2004	252	252
Calyon 1.16%, due 07/15/2004	4,796	4,796
1.17%, due 08/04/2004	757	757
1.34%, due 08/24/2004	1,767	1,767
Fortis Bank 1.19%, due 07/14/2004	252	252
1.29%, due 09/03/2004	505	505
HBOS PLC 1.30%, due 09/03/2004	505	505
Royal Bank of Canada 1.05%, due 07/08/2004	757	757
Royal Bank of Scotland Group PLC (The) 1.06%, due 07/30/2004	2,272	2,272

	Principal	Value

Euro Dollar Terms (continued)
Wells Fargo & Company 1.19%, due 07/14/2004	$1,010	$1,010
1.25%, due 07/23/2004	505	505
1.24%, due 07/26/2004	505	505

Master Notes (0.3%)
Bear Stearns Companies Inc. (The) 1.64%, due 09/08/2004	1,515	1,515
1.64%, due 12/15/2004	1,010	1,010

Repurchase Agreements (2.5%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $5,907 on 07/01/2004	5,907	5,907
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,524 on 07/01/2004	2,524	2,524
Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $7,650 on 07/01/2004	7,650	7,650
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,272 on 07/01/2004	2,272	2,272

	Shares	Value
Investment Companies (2.1%)

Money Market Funds (2.1%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	2,091,781	$2,092
Merrimac Cash Fund–Premium Class 1-day yield of 1.11%	12,982,171	12,982

Total Security Lending Collateral (cost: $84,707)		84,707

Total Investment Securities (cost: $701,177)		$789,183

SUMMARY:
Investments, at value	108.5%	$789,183
Liabilities in excess of other assets	(8.5)%	(62,071)

Net assets	100.0%	$727,112

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $81,461.
(c)	Cash collateral for the Repurchase Agreements, valued at $18,720, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $9,300, or 0.87% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    3

Van Kampen Emerging Growth

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 701,177) (including securities loaned of $81,461)	$789,183
Cash	19,850
Receivables:
Investment securities sold	6,382
Interest	8
Dividends	339
Other	77

815,839

Liabilities:
Investment securities purchased	3,380
Accounts payable and accrued liabilities:
Management and advisory fees	519
Payable for collateral for securities on loan	84,707
Other	121

88,727

Net Assets	$727,112

Net Assets Consist of:
Capital Stock, 75,000 shares authorized ($.01 par value)	$426
Additional paid-in capital	1,283,797
Accumulated net investment loss	(965)
Accumulated net realized gain (loss) from: Investment securities	(644,152)
Net unrealized appreciation (depreciation) on: Investment securities	88,006

Net Assets	$727,112

Net Assets by Class:
Initial Class	$725,511
Service Class	1,601
Shares Outstanding:
Initial Class	42,473
Service Class	94
Net Asset Value and Offering Price Per Share:
Initial Class	$17.08
Service Class	17.03

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$40
Dividends	2,195
Income from loaned securities–net	65
Less withholding taxes on foreign dividends	(31)

2,269

Expenses:
Management and advisory fees	2,960
Printing and shareholder reports	154
Custody fees	43
Administration fees	56
Legal fees	3
Auditing and accounting fees	6
Directors fees	11
Service fees:
Service Class	1

Total expenses	3,234

Net Investment Income (Loss)	(965)

Net Realized Gain (Loss) from:
Investment securities	72,845
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(53,557)

Net Gain (Loss) on Investment Securities	19,288

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,323

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    4

Van Kampen Emerging Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(965)	$(2,727)
Net realized gain (loss) from investment securities	72,845	34,818
Net unrealized appreciation (depreciation) on investment securities	(53,557)	141,288

	18,323	173,379

Distributions to Shareholders:
From net investment income:
Initial Class	–	–
Service Class	–	–

	–	–

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	11,824	57,182
Service Class	1,202	515

	13,026	57,697

Dividends and distributions reinvested:
Initial Class	–	–
Service Class	–	–

	–	–

Cost of shares redeemed:
Initial Class	(67,339)	(120,214)
Service Class	(178)	(9)

	(67,517)	(120,223)

	(54,491)	(62,526)

Net increase (decrease) in net assets	(36,168)	110,853

Net Assets:
Beginning of period	763,280	652,427

End of period	$727,112	$763,280

Accumulated Net Investment Loss	$(965)	$–

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	704	4,016
Service Class	72	34

	776	4,050

Shares issued–reinvested from distributions:
Initial Class	–	–
Service Class	–	–

	–	–

Shares redeemed:
Initial Class	(4,012)	(8,416)
Service Class	(11)	(1)

	(4,023)	(8,417)

Net increase (decrease) in shares outstanding:
Initial Class	(3,308)	(4,400)
Service Class	61	33

	(3,247)	(4,367)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    5

Van Kampen Emerging Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$16.66	$(0.02)	$0.44	$0.42	$–	$–	$–	$17.08
	12/31/2003	13.00	(0.06)	3.72	3.66	–	–	–	16.66
	12/31/2002	19.44	(0.04)	(6.39)	(6.43)	(0.01)	–	(0.01)	13.00
	12/31/2001	29.66	0.01	(9.84)	(9.83)	(0.02)	(0.37)	(0.39)	19.44
	12/31/2000	46.01	(0.13)	(4.55)	(4.68)	(0.41)	(11.26)	(11.67)	29.66
	12/31/1999	26.92	(0.15)	26.83	26.68	(0.21)	(7.38)	(7.59)	46.01
Service Class	06/30/2004	16.63	(0.04)	0.44	0.40	–	–	–	17.03
	12/31/2003	13.83	(0.06)	2.86	2.80	–	–	–	16.63

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	2.52%	$725,511	0.87%	0.87%	(0.26)%	101%
	12/31/2003	28.15	762,732	0.86	0.86	(0.39)	171
	12/31/2002	(33.06)	652,427	0.88	0.88	(0.27)	231
	12/31/2001	(33.23)	1,077,677	0.92	0.92	0.06	178
	12/31/2000	(11.92)	1,840,848	0.85	0.85	(0.26)	121
	12/31/1999	105.16	1,916,025	0.87	0.87	(0.44)	118
Service Class	06/30/2004	2.41	1,601	1.12	1.12	(0.48)	101
	12/31/2003	20.25	548	1.12	1.12	(0.61)	171

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – March 1, 1993

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth     6

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Emerging Growth (“the Fund”), part of ATSF, began operations on March 1, 1993.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $328 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $28 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    7

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    8

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

to external legal counsel. The Fund paid ATFS $56 for Administration fees, for the period ended June 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2004, were $64.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $28. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$722,112
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	767,294
U.S. Government	—
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$429,131	December 31, 2009
285,142	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$701,770

Unrealized Appreciation	$94,361
Unrealized (Depreciation)	(6,948)

Net Unrealized Appreciation (Depreciation)	$87,413

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Emerging Growth    9

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (0.0%)

Department Stores (0.0%)
Saks Incorporated
8.25%, due 11/15/2008.	$1	$1

Total Corporate Debt Securities (cost: $ 1)		1

	Shares	Value
COMMON STOCKS (96.9%)

Aerospace (0.6%)
United Technologies Corporation	16,500	$1,509

Amusement & Recreation Services (1.0%)
Disney (Walt) Company (The)	73,830	1,882
Wynn Resorts, Limited (a)(b)	15,045	581

Apparel & Accessory Stores (0.6%)
Chico’s FAS, Inc. (a)(b)	22,181	1,002
TJX Companies, Inc. (The)	21,650	523

Apparel Products (0.5%)
Jones Apparel Group, Inc.	29,200	1,153

Beverages (1.8%)
Coca-Cola Company (The)	58,314	2,944
PepsiCo, Inc.	23,598	1,271

Business Services (2.4%)
Accenture Ltd–Class A (a)	50,910	1,399
Clear Channel Communications, Inc.	50,960	1,883
eBay Inc. (a)	26,740	2,459

Chemicals & Allied Products (3.3%)
Dow Chemical Company (The)	65,790	2,678
du Pont (E.I.) de Nemours and Company	38,400	1,706
Procter & Gamble Company (The)	35,600	1,938
Rohm and Haas Company	13,200	549
Smith International, Inc. (a)	15,830	883

Commercial Banks (7.4%)
Bank of America Corporation	35,007	2,962
Citigroup Inc.	136,298	6,338
Fifth Third Bancorp	21,400	1,151
MBNA Corporation	90,850	2,343
Morgan Chase & Co. (J.P.)	13,100	508
PNC Financial Services Group, Inc. (The)	27,040	1,435
SunTrust Banks, Inc. (b)	900	58
Wells Fargo & Company	42,600	2,438

Communication (0.7%)
Liberty Media Corporation–Class A (a)	158,500	1,425
Liberty Media International, Inc.–Class A (a)	7,925	294

Communications Equipment (1.1%)
Motorola, Inc.	51,873	947
QUALCOMM Incorporated	17,342	1,266
Telefonaktiebolaget LM Ericsson–ADR (a) (b)	14,900	446

	Shares	Value

Computer & Data Processing Services (6.6%)
Adobe Systems Incorporated	10,875	$506
Affiliated Computer Services, Inc.– Class A (a)(b)	11,100	588
GTECH Holdings Corporation	17,340	803
Mercury Interactive Corporation (a)(b)	26,000	1,296
Microsoft Corporation	242,341	6,921
Novell, Inc. (a)	26,800	225
Oracle Corporation (a)	63,894	762
Red Hat, Inc. (a)(b)	18,000	413
SunGard Data Systems Inc. (a)	14,285	371
Symantec Corporation (a)	14,200	622
VERITAS Software Corporation (a)	29,760	824
Yahoo! Inc. (a)	63,480	2,306

Computer & Office Equipment (4.0%)
Cisco Systems, Inc. (a)	155,955	3,696
Dell Inc. (a)	48,891	1,751
EMC Corporation (a)	103,154	1,176
Hewlett-Packard Company	37,040	782
International Business Machines Corporation	4,160	367
Juniper Networks, Inc. (a)	27,000	663
Lexmark International, Inc. (a)	3,863	373
Network Appliance, Inc. (a)(b)	26,239	565
Seagate Technology, Inc. (a)(e)	36,900	(d	)

Department Stores (0.7%)
Federated Department Stores, Inc.	17,600	864
Kohl’s Corporation (a)	16,500	698
May Department Stores Company (The)	7,000	192

Drug Stores & Proprietary Stores (0.3%)
CVS Corporation	18,307	769

Electric Services (2.7%)
American Electric Power Company, Inc. (b)	20,500	656
Constellation Energy Group, Inc.	16,400	622
Dominion Resources, Inc.	15,500	978
FirstEnergy Corp. (b)	31,310	1,171
TXU Corp.	73,500	2,977

Electric, Gas & Sanitary Services (0.4%)
Exelon Corporation	4,400	146
Public Service Enterprise Group Incorporated (b)	17,600	705

Electronic & Other Electric Equipment (3.1%)
General Electric Company	228,725	7,411

Electronic Components & Accessories (4.3%)
Amphenol Corporation–Class A (a)	17,630	587
Analog Devices, Inc.	37,595	1,770
Flextronics International Ltd. (a)	31,800	507
Intel Corporation	78,481	2,166
Jabil Circuit, Inc. (a)(b)	1,288	32
JDS Uniphase Corporation (a)	8,495	32
Linear Technology Corporation	37,406	1,476
Marvell Technology Group Ltd. (a)(b)	11,200	299

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    1

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Electronic Components & Accessories (continued)
Texas Instruments Incorporated	36,347	$879
Tyco International Ltd. (b)	72,100	2,389

Food & Kindred Products (1.6%)
Altria Group, Inc.	32,600	1,632
Kraft Foods, Inc.–Class A (b)	36,320	1,151
Unilever NV–NY Shares	15,800	1,082

Food Stores (0.4%)
Kroger Co. (The) (a)	56,683	1,032

Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond Inc. (a)	4,790	184

Health Services (0.3%)
Caremark Rx, Inc. (a)	23,750	782

Industrial Machinery & Equipment (0.0%)
Novellus Systems, Inc. (a)	909	29

Instruments & Related Products (0.5%)
Eastman Kodak Company (b)	41,300	1,114

Insurance (4.3%)
Aetna Inc.	18,700	1,590
Allstate Corporation (The)	29,500	1,373
Ambac Financial Group, Inc.	12,000	881
American International Group, Inc.	24,025	1,713
Anthem, Inc. (a)(b)	10,580	948
Assurant, Inc.	16,100	425
Chubb Corporation	21,650	1,476
Principal Financial Group, Inc.	2,700	94
St. Paul Companies, Inc. (The)	12,100	491
UnitedHealth Group Incorporated	19,650	1,223

Insurance Agents, Brokers & Service (0.3%)
MetLife, Inc.	18,170	651

Leather & Leather Products (0.3%)
Coach, Inc. (a)	13,610	615

Life Insurance (0.6%)
Genworth Financial, Inc.–Class A (a)(b)	15,700	360
Torchmark Corporation	18,500	995

Lumber & Other Building Materials (0.5%)
Lowe’s Companies, Inc. (b)	22,550	1,185

Lumber & Wood Products (1.4%)
Georgia-Pacific Corporation	91,700	3,391

Management Services (0.3%)
Paychex, Inc.	17,600	596

Manufacturing Industries (0.7%)
International Game Technology	26,000	1,004
Mattel, Inc.	35,500	648

Medical Instruments & Supplies (1.8%)
Boston Scientific Corporation (a)	38,600	1,652
Guidant Corporation	4,800	268

	Shares	Value

Medical Instruments & Supplies (continued)
INAMED Corporation (a)	6,305	$396
Medtronic, Inc.	23,863	1,163
St. Jude Medical, Inc. (a)	9,000	681

Motion Pictures (0.8%)
News Corporation Limited (The)–ADR (b)	21,125	748
Time Warner Inc. (a)	58,900	1,035

Oil & Gas Extraction (5.8%)
ConocoPhillips	11,700	893
GlobalSantaFe Corporation	68,000	1,802
Halliburton Company	163,409	4,945
Schlumberger Limited	67,473	4,285
Transocean Inc. (a)	59,496	1,722

Paper & Allied Products (3.7%)
3M Company	6,800	612
International Paper Company (b)	96,500	4,314
Kimberly-Clark Corporation	56,238	3,706

Paper & Paper Products (0.3%)
Boise Cascade Corporation	20,800	783

Personal Credit Institutions (0.1%)
Capital One Financial Corporation	2,900	198

Petroleum Refining (1.6%)
BP PLC–ADR	17,480	936
Exxon Mobil Corporation	39,800	1,768
Murphy Oil Corporation	4,700	346
Royal Dutch Petroleum Company–NY Registered Shares	12,100	625

Pharmaceuticals (12.2%)
Allergan, Inc.	4,100	367
AmerisourceBergen Corporation	12,100	723
Amgen Inc. (a)	22,245	1,214
Biogen, Inc. (a)(b)	9,260	586
Bristol-Myers Squibb Co.	181,820	4,455
Celgene Corporation (a)(b)	8,290	475
Chiron Corporation (a)(b)	7,485	334
Dade Behring Holdings, Inc. (a)	6,600	314
Forest Laboratories, Inc. (a)	13,100	742
Genentech, Inc. (a)	18,200	1,023
Gilead Sciences, Inc. (a)	7,375	494
Glaxo Wellcome PLC–ADR	88,000	3,648
Johnson & Johnson	31,975	1,781
Lilly (Eli) and Company	6,700	468
Merck & Co., Inc.	9,200	437
Pfizer Inc.	196,802	6,746
Roche Holding AG–ADR	12,610	1,249
Schering-Plough Corporation	59,120	1,093
Telik, Inc. (a)	13,500	322
Teva Pharmaceutical Industries Ltd.–ADR (b)	18,025	1,213
Wyeth	22,300	806

Primary Metal Industries (0.8%)
Alcoa Inc.	59,900	1,978

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    2

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Radio & Television Broadcasting (0.5%)
Univision Communications Inc.–Class A (a)	37,155	$1,186

Railroads (0.2%)
Burlington Northern Santa Fe Corporation	13,500	473

Restaurants (1.2%)
McDonald’s Corporation	54,310	1,412
Outback Steakhouse, Inc.	17,100	707
YUM! Brands, Inc. (a)	21,255	791

Retail Trade (0.9%)
Amazon.com, Inc. (a)	16,500	898
PETsMART, Inc. (b)	19,740	641
Staples, Inc.	20,300	595

Security & Commodity Brokers (2.7%)
American Express Company	36,050	1,852
Ameritrade Holding Corporation (a)	67,500	766
Goldman Sachs Group, Inc. (The)	21,625	2,036
Lehman Brothers Holdings Inc.	17,700	1,332
Merrill Lynch & Co., Inc.	6,700	362

Telecommunications (5.3%)
SBC Communications Inc.	137,600	3,337
Sprint Corporation (FON Group)	313,770	5,522
Verizon Communications, Inc.	100,330	3,631

Transportation & Public Utilities (1.7%)
C.H. Robinson Worldwide, Inc.	21,485	985
InterActiveCorp (a)(b)	97,470	2,938

Trucking & Warehousing (0.5%)
United Parcel Service, Inc.–Class B	15,700	1,180

U.S. Government Agencies (2.8%)
Fannie Mae	28,980	2,068
Freddie Mac	72,340	4,579

Variety Stores (0.8%)
Target Corporation	15,582	662
Wal-Mart Stores, Inc.	24,625	1,299

Water Transportation (0.4%)
Carnival Corporation (b)	22,200	1,043

Total Common Stocks (cost: $ 217,846 )		228,613

	Principal	Value
SECURITY LENDING COLLATERAL (10.3%)

Debt (8.5%)

Agency Discount Notes (0.8%)
Fannie Mae
0.96%, due 07/01/2004	$582	$582
Federal Home Loan Bank
0.96%, due 07/01/2004	727	727
0.99%, due 07/01/2004	291	291
0.97%, due 07/02/2004	364	364

	Principal	Value

Bank Notes (0.2%)
Credit Suisse First Boston (USA), Inc.
1.13%, due 09/08/2004	$145	$145
Deutsche Bank AG
1.16%, due 10/12/2004	364	364

Commercial Paper (2.7%)
Compass Securitization–144A
1.25%, due 07/23/2004	508	508
Falcon Asset Securitization Corp–144A
1.27%, due 07/20/2004	363	363
General Electric Capital Corporation
1.20%, due 07/19/2004	363	363
1.21%, due 07/22/2004	291	291
1.22%, due 07/23/2004	291	291
1.23%, due 07/26/2004	364	364
1.22%, due 08/04/2004	726	726
Govco Incorporated–144A
1.25%, due 08/02/2004	145	145
Greyhawk Funding LLC–144A
1.12%, due 07/13/2004	290	290
1.22%, due 07/20/2004	145	145
Jupiter Securitization Corp–144A
1.07%, due 07/02/2004	145	145
Morgan Stanley
1.58%, due 10/22/2004	334	334
1.58%, due 12/10/2004	945	945
1.58%, due 03/16/2005	916	916
Sheffield Receivables–144A
1.24%, due 07/20/2004	218	218

Euro Dollar Overnight (0.3%)
Bank of Nova Scotia (The)
1.04%, due 07/06/2004	364	364
Den Danske Bank
1.08%, due 07/02/2004	364	364

Euro Dollar Terms (2.0%)
Bank of America Corporation
1.08%, due 07/19/2004	145	145
Bank of Montreal
1.20%, due 07/23/2004	74	74
Bank of Nova Scotia (The)
1.20%, due 07/14/2004	364	364
1.24%, due 07/23/2004	73	73
Bank of the West Inc.
1.28%, due 07/28/2004	145	145
Branch Banking &Trust
1.08%, due 07/14/2004	73	73
Calyon
1.16%, due 07/15/2004	1,382	1,382
1.17%, due 08/04/2004	218	218
1.34%, due 08/24/2004	509	509
Fortis Bank
1.19%, due 07/14/2004	73	73
1.29%, due 09/03/2004	145	145

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    3

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Euro Dollar Terms (continued)

HBOS PLC
1.30%, due 09/03/2004	$145	$145
Royal Bank of Canada
1.05%, due 07/08/2004	218	218
Royal Bank of Scotland Group PLC (The)
1.06%, due 07/30/2004	654	654
Wells Fargo & Company
1.19%, due 07/14/2004	291	291
1.25%, due 07/23/2004	145	145
1.24%, due 07/26/2004	145	145

Master Notes (0.3%)
Bear Stearns Companies Inc. (The)
1.64%, due 09/08/2004	436	436
1.64%, due 12/15/2004	291	291

Repurchase Agreements ( 2.2%) (c)
Credit Suisse First Boston (USA), Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $1,702 on 07/01/2004	1,702	1,702
Goldman Sachs Group Inc. (The) 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $727 on 07/01/2004	727	727

	Principal	Value
Repurchase Agreements (continued)

Merrill Lynch & Co., Inc. 1.54%, Repurchase Agreement dated 06/30/2004 to be repurchased at $2,204 on 07/01/2004	$2,204	$2,204
Morgan Stanley 1.58%, Repurchase Agreement dated 06/30/2004 to be repurchased at $654 on 07/01/2004	654	654

	Shares	Value
Investment Companies (1.8%)

Money Market Funds (1.8%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.17%	602,530	$603
Merrimac Cash Fund-Premium Class 1 day yield of 1.11%	3,739,466	3,739

Total Security Lending Collateral (cost: $24,400)		24,400

Total Investment Securities (cost: $242,247)		$253,014

SUMMARY:
Investments, at value	107.2%	$253,014
Liabilities in excess of other assets	(7.2)%	(16,985)

Net assets	100.0%	$236,029

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At June 30, 2004, all or a portion of this security is on loan (see Note 1). The value at June 30, 2004, of all securities on loan is $23,565.
(c)	Cash collateral for the Repurchase Agreements, valued at $5,392, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.88% and 08/01/2004–09/25/2099, respectively.
(d)	Value is less than $1.
(e)	Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors. Security is delisted.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities aggregated $1,814 or 0.77% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    4

Van Kampen Large Cap Core

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 242,247) (including securities loaned of $23,565)	$253,014
Cash	8,156
Receivables:
Investment securities sold	1,869
Interest	2
Dividends	413
Dividend reclaims receivable	4
Other	21

263,479

Liabilities:
Investment securities purchased	2,854
Accounts payable and accrued liabilities:
Management and advisory fees	160
Payable for collateral for securities on loan	24,400
Other	36

27,450

Net Assets	$236,029

Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$150
Additional paid-in capital	233,921
Undistributed net investment income	5,537
Accumulated net realized gain (loss) from:
Investment securities	(13,635)
Futures contracts	(711)
Net unrealized appreciation (depreciation) on: Investment securities	10,767

Net Assets	$236,029

Net Assets by Class:
Initial Class	235,565
Service Class	464
Shares Outstanding:
Initial Class	14,935
Service Class	29
Net Asset Value and Offering Price Per Share:
Initial Class	$15.77
Service Class	16.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$1,108
Dividends	1,508
Income from loaned securities–net	32
Less withholding taxes on foreign dividends	(19)

2,629

Expenses:
Management and advisory fees	901
Printing and shareholder reports	1
Custody fees	69
Administration fees	18
Legal fees	1
Auditing and accounting fees	7
Directors fees	4
Service fees:
Service Class	—

Total expenses	1,001

Net Investment Income (Loss)	1,628

Net Realized Gain (Loss) from:
Investment securities	20,525
Futures contracts	(711)

19,814

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(13,831)
Futures contracts	342

(13,489)

Net Gain (Loss) on Investment Securities and Futures Contracts	6,325

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,953

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    5

Van Kampen Large Cap Core

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,628	$3,912
Net realized gain (loss) from investment securities and futures contracts	19,814	(4,783)
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(13,489)	47,246

	7,953	46,375

Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,602)
Service Class	–	–

	–	(4,602)

From net realized gains:
Initial Class	–	–
Service Class	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,935	7,084
Service Class	256	209

	2,191	7,293

Dividends and distributions reinvested:
Initial Class	–	4,602
Service Class	–	–

	–	4,602

Cost of shares redeemed:
Initial Class	(20,815)	(50,293)
Service Class	(27)	(3)

	(20,842)	(50,296)

	(18,651)	(38,401)

Net increase (decrease) in net assets	(10,698)	3,372

Net Assets:
Beginning of period	246,727	243,355

End of period	$236,029	$246,727

Undistributed Net Investment Income	$5,537	$3,909

	June 30, 2004 (unaudited)	December 31, 2003
Share Activity:
Shares issued:
Initial Class	125	531
Service Class	16	14

	141	545

Shares issued–reinvested from distributions:
Initial Class	–	332
Service Class	–	–

	–	332

Shares redeemed:
Initial Class	(1,345)	(3,640)
Service Class	(1)	–

	(1,346)	(3,640)

Net increase (decrease) in shares outstanding:
Initial Class	(1,220)	(2,777)
Service Class	15	14

	(1,205)	(2,763)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    6

Van Kampen Large Cap Core

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For the Period Ended (b)	For a share outstanding throughout each period (a)
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Initial Class	06/30/2004	$15.26	$0.10	$0.41	$0.51	$–	$–	$–	$15.77
	12/31/2003	12.85	0.22	2.46	2.68	(0.27)	–	(0.27)	15.26
	12/31/2002	15.73	0.24	(2.81)	(2.57)	(0.31)	–	(0.31)	12.85
	12/31/2001	19.47	0.35	(1.64)	(1.29)	(0.37)	(2.08)	(2.45)	15.73
	12/31/2000	22.89	0.35	(1.60)	(1.25)	(0.33)	(1.84)	(2.17)	19.47
	12/31/1999	23.89	0.34	4.80	5.14	(0.43)	(5.71)	(6.14)	22.89
Service Class	06/30/2004	15.51	0.08	0.43	0.51	–	–	–	16.02
	12/31/2003	13.37	0.13	2.03	2.16	(0.02)	–	(0.02)	15.51

	For the Period Ended (b)	Total Return (c)(g)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average Net Assets (f)	Portfolio Turnover Rate (g)
				Net (d)	Total (e)
Initial Class	06/30/2004	3.34%	$235,565	0.83%	0.83%	1.36%	121%
	12/31/2003	21.08	246,502	0.83	0.83	1.62	180
	12/31/2002	(16.38)	243,355	0.84	0.85	1.73	251
	12/31/2001	(7.06)	291,091	0.86	0.92	1.95	221
	12/31/2000	(5.93)	352,333	0.85	0.87	1.50	158
	12/31/1999	26.39	414,926	0.84	0.87	1.58	220
Service Class	06/30/2004	3.29	464	1.08	1.08	1.08	121
	12/31/2003	16.14	225	1.08	1.08	1.31	180

NOTES TO FINANCIAL HIGHLIGHTS:

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The inception dates of the Fund’s share classes are as follows:

Initial Class – April 8, 1991

Service Class – May 1, 2003

(c)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	For the period ended June 30, 2004 and the year ended December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment advisor, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)	Annualized.

(g)	Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    7

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. (“ATSF”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Large Cap Core (“the Fund”), part of ATSF, began operations as part of the Endeavor Series Trust, on April 8, 1991. The Fund became part of ATSF on May 1, 2002.

On May 3, 2004, the Fund changed its name from Van Kampen Asset Allocation to Van Kampen Large Cap Core.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ INMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions for the period ended June 30, 2004, of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $14 of program net income for its

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    8

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterpart to meet the contract terms.

Dividend distributions: Dividend and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, AFSG and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

From January 1, 2004 to April 30, 2004

0.75 of ANA

From May 1, 2004 on

0.75% of the first $250 million of ANA

0.70% of ANA over $250 million

The actual advisory fee accrued for the six-month period ended June 30, 2004, per average net assets is 0.75%.

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at June 30, 2004.

Distribution and service fees: The Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATSF to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    9

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2005. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $18, for Administration fees, for the period ended June 30, 2004.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF (“the Plan”). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2004, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$203,320
U.S. Government	76,405
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	182,362
U.S. Government	117,265
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 5,141	December 31, 2009
7,473	December 31, 2010
11,832	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$245,616

Unrealized Appreciation	$11,767
Unrealized (Depreciation)	(4,369)

Net Unrealized Appreciation (Depreciation)	$7,398

NOTE 5.	OTHER MATTERS

ATSF, and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. ATSF and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

AEGON/Transamerica Series Fund, Inc.	Semi-Annual Report 2004

Van Kampen Large Cap Core    10

PROXY VOTING POLICIES AND PROCEDURES

A description of the AEGON/Transamerica Series Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds will be required to file new SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX will be made no later than August 31, 2004, for the 12 month-period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request be calling 1-800-851-9777; and (2) on the SEC’s website at www.sec.gov.

P.O. Box 5068

Clearwater, FL 33758-5068

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Not applicable

Item 9: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors: currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

10: Controls and Procedures.

(a)

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c)) under the Investment Company Act of 1940, as of June 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR

(a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 11: Exhibits.

(a)	(1)	Not Applicable

	(2)	Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not Applicable

(b)	A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Fund, Inc.
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	September 3, 2004

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Principal Financial Officer
Date:	September 3, 2004

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

11(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer

11(a)(2)	Section 302 N-CSR Certification of Principal Financial Officer

11(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer